UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2009

This report on Form N-CSR relates solely to the Registrant's Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Dynamic Capital Appreciation Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Fifty Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund and Fidelity Advisor Value Strategies Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Dividend Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	.83%
Actual		$ 1,000.00	$ 1,245.30	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.08%
Actual		$ 1,000.00	$ 1,243.00	$ 6.04
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.44
Class B	1.58%
Actual		$ 1,000.00	$ 1,238.90	$ 8.82
HypotheticalA		$ 1,000.00	$ 1,017.05	$ 7.95
Class C	1.58%
Actual		$ 1,000.00	$ 1,241.10	$ 8.83
HypotheticalA		$ 1,000.00	$ 1,017.05	$ 7.95
Institutional Class	.39%
Actual		$ 1,000.00	$ 1,246.80	$ 2.18
HypotheticalA		$ 1,000.00	$ 1,022.99	$ 1.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.7	1.9
JPMorgan Chase & Co.	2.0	1.7
Bank of America Corp.	1.9	1.8
National Oilwell Varco, Inc.	1.8	1.8
Pfizer, Inc.	1.6	0.5
Cisco Systems, Inc.	1.5	1.5
PNC Financial Services Group, Inc.	1.4	0.6
Petrohawk Energy Corp.	1.2	1.2
Weatherford International Ltd.	1.0	0.6
PICO Holdings, Inc.	1.0	0.9
	16.1
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.1	17.1
Financials	17.7	18.2
Energy	14.4	11.5
Health Care	12.1	11.4
Consumer Discretionary	11.8	11.2
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks and Investment Companies 102.1%		Stocks and Investment Companies 97.8%
	Bonds 0.2%		Bonds 0.1%
	Convertible Securities 2.3%		Convertible Securities 1.7%
	Short-Term Investments and Net Other Assets† (4.6)%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	13.3%	** Foreign investments	10.4%

† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 101.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.9%
Autoliv, Inc.	27,200	$ 756
BorgWarner, Inc.	23,000	742
Federal-Mogul Corp. Class A (a)	102,957	1,030
Johnson Controls, Inc.	121,500	2,421
The Goodyear Tire & Rubber Co. (a)	129,700	1,485
		6,434
Automobiles - 0.1%
Harley-Davidson, Inc.	2,800	48
Thor Industries, Inc.	10,700	215
Winnebago Industries, Inc.	36,304	278
		541
Distributors - 0.1%
LKQ Corp. (a)	23,700	362
Diversified Consumer Services - 0.9%
H&R Block, Inc.	93,929	1,371
Hillenbrand, Inc.	100,200	1,719
Princeton Review, Inc. (a)	70,791	331
Regis Corp.	30,779	540
Service Corp. International	125,500	671
Stewart Enterprises, Inc. Class A	406,300	1,678
		6,310
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	91,742	1,642
Burger King Holdings, Inc.	39,400	652
DineEquity, Inc. (e)	73,800	2,046
Las Vegas Sands Corp. unit	18,611	3,106
McCormick & Schmick's Seafood Restaurants (a)	31,400	217
MGM Mirage, Inc. (a)	46,000	343
Sonic Corp. (a)	93,600	883
Starwood Hotels & Resorts Worldwide, Inc.	106,100	2,596
Vail Resorts, Inc. (a)	22,226	611
WMS Industries, Inc. (a)	22,900	812
Wyndham Worldwide Corp.	230,285	2,715
		15,623
Household Durables - 1.2%
Black & Decker Corp.	26,500	850
Centex Corp.	23,500	198
Dorel Industries, Inc. Class B (sub. vtg.)	20,300	420
Hooker Furniture Corp.	19,355	240
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Mohawk Industries, Inc. (a)	44,700	$ 1,711
Newell Rubbermaid, Inc.	87,900	1,012
Pulte Homes, Inc.	99,000	871
Stanley Furniture Co., Inc.	39,700	397
The Stanley Works	19,600	700
Whirlpool Corp.	46,300	1,951
		8,350
Media - 2.3%
Cablevision Systems Corp. - NY Group Class A	62,400	1,187
CC Media Holdings, Inc. Class A (a)	134,400	153
Comcast Corp. Class A (special) (non-vtg.)	330,299	4,294
DISH Network Corp. Class A (a)	120,700	1,979
Informa PLC	171,640	675
Lamar Advertising Co. Class A (a)	40,600	754
Liberty Media Corp. Entertainment Series A (a)	108,900	2,631
Live Nation, Inc. (a)	7,300	42
The DIRECTV Group, Inc. (a)	53,890	1,213
The Walt Disney Co.	81,493	1,974
Time Warner Cable, Inc.	28,875	889
		15,791
Multiline Retail - 0.4%
Target Corp.	60,536	2,379
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	62,800	2,675
Asbury Automotive Group, Inc.	32,500	309
Best Buy Co., Inc.	26,700	937
Big 5 Sporting Goods Corp.	3,200	35
Collective Brands, Inc. (a)	74,290	1,097
Group 1 Automotive, Inc.	17,600	377
Gymboree Corp. (a)	18,600	685
Home Depot, Inc.	73,107	1,693
Lowe's Companies, Inc.	197,700	3,758
Lumber Liquidators, Inc. (a)	67,604	1,024
OfficeMax, Inc.	99,200	818
Sally Beauty Holdings, Inc. (a)	163,075	1,159
Sherwin-Williams Co.	6,270	331
Sonic Automotive, Inc. Class A (sub. vtg.) (e)	79,500	756
Staples, Inc.	137,318	2,808
The Men's Wearhouse, Inc.	90,600	1,548
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tween Brands, Inc. (a)	313,800	$ 1,654
Urban Outfitters, Inc. (a)	1,800	37
		21,701
Textiles, Apparel & Luxury Goods - 0.1%
American Apparel, Inc. (a)	177,109	701
TOTAL CONSUMER DISCRETIONARY		78,192
CONSUMER STAPLES - 7.4%
Beverages - 1.5%
Anheuser-Busch InBev NV	96,060	3,389
Carlsberg AS Series B	24,142	1,542
Coca-Cola Enterprises, Inc.	91,300	1,521
The Coca-Cola Co.	71,200	3,500
		9,952
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	33,200	1,611
CVS Caremark Corp.	148,191	4,416
Kroger Co.	66,800	1,523
Wal-Mart Stores, Inc.	21,200	1,054
Winn-Dixie Stores, Inc. (a)	198,700	3,032
		11,636
Food Products - 2.5%
Bunge Ltd.	6,000	380
Cermaq ASA	131,400	917
Corn Products International, Inc.	60,510	1,598
Global Bio-Chem Technology Group Co. Ltd.	4,928,000	929
Leroy Seafood Group ASA (e)	113,900	1,547
Marine Harvest ASA (a)	7,483,000	4,407
Nestle SA (Reg.)	39,522	1,439
Smithfield Foods, Inc. (a)	113,300	1,408
The J.M. Smucker Co.	13,397	539
Tyson Foods, Inc. Class A	291,550	3,883
Unilever NV (Certificaten Van Aandelen)	11,100	267
		17,314
Household Products - 0.7%
Clorox Co.	22,100	1,159
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Energizer Holdings, Inc. (a)	34,597	$ 1,808
Kimberly-Clark Corp.	34,604	1,796
		4,763
Personal Products - 0.2%
Avon Products, Inc.	39,985	1,062
Tobacco - 0.8%
Lorillard, Inc.	23,088	1,578
Philip Morris International, Inc.	97,800	4,170
		5,748
TOTAL CONSUMER STAPLES		50,475
ENERGY - 14.0%
Energy Equipment & Services - 5.6%
Diamond Offshore Drilling, Inc.	12,600	1,062
Global Industries Ltd. (a)	372,562	2,608
Halliburton Co.	83,400	1,912
Helix Energy Solutions Group, Inc. (a)	78,400	882
Nabors Industries Ltd. (a)	68,586	1,226
National Oilwell Varco, Inc. (a)	311,400	12,026
Noble Corp.	106,766	3,670
Parker Drilling Co. (a)	123,400	578
Patterson-UTI Energy, Inc.	14,600	209
Pride International, Inc. (a)	49,100	1,189
Smith International, Inc.	98,400	2,872
Superior Energy Services, Inc. (a)	41,800	964
Tidewater, Inc.	44,300	2,112
Weatherford International Ltd. (a)	345,364	7,149
		38,459
Oil, Gas & Consumable Fuels - 8.4%
Arch Coal, Inc.	35,305	654
Berry Petroleum Co. Class A	78,600	1,534
Boardwalk Pipeline Partners, LP	55,200	1,139
Brigham Exploration Co. (a)	229,300	775
Cabot Oil & Gas Corp.	27,794	976
Chesapeake Energy Corp.	237,900	5,391
Cimarex Energy Co.	23,000	750
Comstock Resources, Inc. (a)	7,500	299
Concho Resources, Inc. (a)	29,900	958
Denbury Resources, Inc. (a)	94,200	1,619
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Corp.	115,600	$ 1,127
Energy Transfer Equity LP	24,100	633
EXCO Resources, Inc. (a)	194,461	2,993
Foundation Coal Holdings, Inc.	71,700	2,104
Frontier Oil Corp.	66,500	1,162
Goodrich Petroleum Corp. (a)	18,500	494
Hess Corp.	73,500	4,894
Holly Corp.	24,900	602
Nexen, Inc.	89,100	2,183
Occidental Petroleum Corp.	2,800	188
OPTI Canada, Inc. (a)(e)	727,500	2,186
Peabody Energy Corp.	19,800	673
Penn Virginia Corp.	41,000	784
Petro-Canada	39,200	1,705
Petrohawk Energy Corp. (a)	317,013	7,989
Plains Exploration & Production Co. (a)	149,000	4,214
Quicksilver Resources, Inc. (a)	38,400	432
Range Resources Corp.	65,500	3,001
Rosetta Resources, Inc. (a)	95,700	835
Southwestern Energy Co. (a)	68,800	2,991
Sunoco, Inc.	38,760	1,179
Uranium One, Inc. (a)	74,100	149
Venoco, Inc. (a)	97,100	697
Whiting Petroleum Corp. (a)	900	42
		57,352
TOTAL ENERGY		95,811
FINANCIALS - 16.9%
Capital Markets - 2.7%
Ameriprise Financial, Inc.	23,500	710
Bank of New York Mellon Corp.	30,613	850
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	23,578	737
Cohen & Steers, Inc. (e)	15,497	239
Deutsche Bank AG (NY Shares)	11,600	784
Fortress Investment Group LLC (e)	153,300	713
Goldman Sachs Group, Inc.	44,053	6,369
Lazard Ltd. Class A	13,400	379
Morgan Stanley	157,000	4,760
Nomura Holdings, Inc. sponsored ADR	60,600	459
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	38,300	$ 1,779
The Blackstone Group LP	42,100	461
		18,240
Commercial Banks - 5.2%
BB&T Corp.	26,300	590
CapitalSource, Inc.	550,555	2,065
Mitsubishi UFJ Financial Group, Inc.	146,500	930
PNC Financial Services Group, Inc.	212,753	9,691
U.S. Bancorp, Delaware	201,300	3,865
Wells Fargo & Co.	721,215	18,394
		35,535
Consumer Finance - 0.5%
Capital One Financial Corp.	93,600	2,288
Discover Financial Services	93,887	898
Promise Co. Ltd.	29,250	389
		3,575
Diversified Financial Services - 5.1%
Bank of America Corp.	1,172,721	13,217
BM&F BOVESPA SA	236,100	1,354
JPMorgan Chase & Co.	367,200	13,550
PICO Holdings, Inc. (a)	245,300	6,851
Ricoh Leasing Co. Ltd.	6,600	116
		35,088
Insurance - 2.0%
ACE Ltd.	27,400	1,205
Assurant, Inc.	22,500	532
Berkshire Hathaway, Inc. Class B (a)	200	594
Endurance Specialty Holdings Ltd.	16,300	448
Everest Re Group Ltd.	16,400	1,135
Hartford Financial Services Group, Inc.	12,500	179
Lincoln National Corp.	30,400	576
Loews Corp.	21,700	587
Maiden Holdings Ltd. (f)	104,100	532
MBIA, Inc. (a)	163,923	1,057
MetLife, Inc.	42,774	1,347
Montpelier Re Holdings Ltd.	53,600	717
Platinum Underwriters Holdings Ltd.	21,200	611
Protective Life Corp.	64,800	801
Prudential Financial, Inc.	14,400	575
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	45,300	$ 1,842
XL Capital Ltd. Class A	55,500	562
		13,300
Real Estate Investment Trusts - 0.7%
Brandywine Realty Trust (SBI)	48,300	360
Developers Diversified Realty Corp.	32,247	158
Duke Realty LP	36,400	346
Highwoods Properties, Inc. (SBI)	5,400	122
ProLogis Trust	166,200	1,411
SL Green Realty Corp.	37,500	859
UDR, Inc.	20,427	225
Unibail-Rodamco	1,000	161
Ventas, Inc.	8,100	246
Vornado Realty Trust	15,466	722
		4,610
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	489,600	3,574
Forestar Group, Inc. (a)	20,600	250
Jones Lang LaSalle, Inc.	27,100	950
Unite Group PLC	78,400	159
		4,933
TOTAL FINANCIALS		115,281
HEALTH CARE - 11.7%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	5,500	201
Amgen, Inc. (a)	79,500	3,970
Biogen Idec, Inc. (a)	29,700	1,538
Cephalon, Inc. (a)	32,900	1,918
Dendreon Corp. (a)(e)	32,400	735
DUSA Pharmaceuticals, Inc. (a)	182,172	248
Genzyme Corp. (a)	18,600	1,100
Gilead Sciences, Inc. (a)	50,500	2,177
PDL BioPharma, Inc.	5,984	42
Theravance, Inc. (a)	204,680	3,029
United Therapeutics Corp. (a)	9,700	777
Vertex Pharmaceuticals, Inc. (a)	81,800	2,438
		18,173
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	27,600	$ 259
C.R. Bard, Inc.	19,400	1,387
Cooper Companies, Inc.	13,804	366
Covidien Ltd.	61,300	2,190
DENTSPLY International, Inc.	32,072	938
Integra LifeSciences Holdings Corp. (a)	51,500	1,337
Inverness Medical Innovations, Inc. (a)	31,000	1,008
Kinetic Concepts, Inc. (a)	28,300	734
Orthofix International NV (a)	27,781	703
Sonova Holding AG	24,623	1,828
		10,750
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc.	142,400	1,650
CardioNet, Inc. (a)	2,300	41
CIGNA Corp.	31,300	694
Coventry Health Care, Inc. (a)	33,200	599
Express Scripts, Inc. (a)	30,300	1,941
Fresenius Medical Care AG & Co. KGaA	16,400	693
Genoptix, Inc. (a)	28,100	817
McKesson Corp.	19,900	819
Medco Health Solutions, Inc. (a)	52,900	2,428
Triple-S Management Corp. (a)	72,364	1,032
UnitedHealth Group, Inc.	70,500	1,875
Universal Health Services, Inc. Class B	29,900	1,642
WellPoint, Inc. (a)	41,700	1,942
		16,173
Health Care Technology - 0.1%
IMS Health, Inc.	45,600	549
Life Sciences Tools & Services - 0.3%
Bruker BioSciences Corp. (a)	73,700	481
Life Technologies Corp. (a)	23,500	911
Thermo Fisher Scientific, Inc. (a)	10,100	393
		1,785
Pharmaceuticals - 4.7%
Allergan, Inc.	35,100	1,549
Ardea Biosciences, Inc. (a)	8,345	131
Cadence Pharmaceuticals, Inc. (a)	67,634	717
King Pharmaceuticals, Inc. (a)	21,000	199
Merck & Co., Inc.	205,995	5,681
Novo Nordisk AS Series B	14,400	751
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Optimer Pharmaceuticals, Inc. (a)	6,500	$ 81
Perrigo Co.	31,200	838
Pfizer, Inc.	722,200	10,970
Sanofi-Aventis	10,600	677
Schering-Plough Corp.	109,700	2,677
Teva Pharmaceutical Industries Ltd. sponsored ADR	32,500	1,507
Vivus, Inc. (a)	133,095	688
Wyeth	116,300	5,217
XenoPort, Inc. (a)	26,800	464
		32,147
TOTAL HEALTH CARE		79,577
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc. (a)	8,400	725
Finmeccanica SpA	32,596	461
Honeywell International, Inc.	85,400	2,832
Northrop Grumman Corp.	41,000	1,952
Orbital Sciences Corp. (a)	69,000	1,016
United Technologies Corp.	85,100	4,477
		11,463
Air Freight & Logistics - 0.2%
FedEx Corp.	23,800	1,319
Airlines - 0.4%
Delta Air Lines, Inc. (a)	531,825	3,090
Building Products - 0.4%
Masco Corp.	151,900	1,574
Owens Corning (a)	63,675	887
		2,461
Commercial Services & Supplies - 1.2%
ACCO Brands Corp. (a)	129,742	383
Cintas Corp.	28,700	668
Clean Harbors, Inc. (a)	21,810	1,189
Consolidated Graphics, Inc. (a)	13,400	217
Corrections Corp. of America (a)	62,300	956
EnergySolutions, Inc.	44,577	360
GeoEye, Inc. (a)	90,109	1,934
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.	135,397	$ 1,825
Republic Services, Inc.	40,600	925
		8,457
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	87,800	1,133
Great Lakes Dredge & Dock Corp.	417,161	2,173
MYR Group, Inc. (a)	43,196	825
Perini Corp. (a)	32,700	675
Quanta Services, Inc. (a)	2,800	64
URS Corp. (a)	28,500	1,370
		6,240
Electrical Equipment - 1.8%
AMETEK, Inc.	22,645	712
Cooper Industries Ltd. Class A	135,549	4,449
First Solar, Inc. (a)	5,200	988
JA Solar Holdings Co. Ltd. ADR (a)	74,634	316
Regal-Beloit Corp.	6,800	269
Renewable Energy Corp. AS (a)(e)	163,200	1,788
Roper Industries, Inc.	900	39
Saft Groupe SA	36,263	1,516
Sunpower Corp.:
Class A (a)(e)	52,300	1,524
Class B (a)	30,500	784
		12,385
Industrial Conglomerates - 1.3%
McDermott International, Inc. (a)	139,745	3,070
Rheinmetall AG	4,500	187
Siemens AG sponsored ADR	36,700	2,695
Textron, Inc.	240,668	2,768
		8,720
Machinery - 1.1%
Cummins, Inc.	56,700	1,839
Danaher Corp.	24,200	1,460
Ingersoll-Rand Co. Ltd. Class A	29,900	605
JTEKT Corp.	38,800	340
Navistar International Corp. (a)	60,500	2,409
Vallourec SA	9,000	1,138
		7,791
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.1%
Alexander & Baldwin, Inc.	22,300	$ 552
Professional Services - 0.1%
Manpower, Inc.	2,300	98
Monster Worldwide, Inc. (a)	67,100	784
		882
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	6,200	449
Con-way, Inc.	49,600	1,592
CSX Corp.	37,700	1,197
Old Dominion Freight Lines, Inc. (a)	15,800	465
Ryder System, Inc.	49,500	1,395
Saia, Inc. (a)	12,400	171
Union Pacific Corp.	59,600	2,936
Universal Truckload Services, Inc.	128,300	1,744
		9,949
TOTAL INDUSTRIALS		73,309
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 3.9%
Adtran, Inc.	85,200	1,770
Cisco Systems, Inc. (a)	546,200	10,105
Comverse Technology, Inc. (a)	203,100	1,442
Corning, Inc.	195,800	2,878
Juniper Networks, Inc. (a)	187,700	4,642
Motorola, Inc.	562,389	3,408
Nice Systems Ltd. sponsored ADR (a)	8,300	191
Palm, Inc. (a)	39,900	487
QUALCOMM, Inc.	44,592	1,944
		26,867
Computers & Peripherals - 1.8%
Apple, Inc. (a)	26,600	3,613
Hewlett-Packard Co.	168,700	5,795
SanDisk Corp. (a)	32,545	510
Seagate Technology	248,200	2,162
		12,080
Electronic Equipment & Components - 1.8%
Agilent Technologies, Inc. (a)	21,200	386
Amphenol Corp. Class A	57,400	1,917
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Arrow Electronics, Inc. (a)	72,300	$ 1,749
Avnet, Inc. (a)	172,700	3,974
Bell Microproducts, Inc. (a)	350,800	375
BYD Co. Ltd. (H Shares) (a)	35,500	143
Ingram Micro, Inc. Class A (a)	107,800	1,781
Itron, Inc. (a)	17,176	1,002
Tyco Electronics Ltd.	53,777	934
		12,261
Internet Software & Services - 0.9%
Art Technology Group, Inc. (a)	150,933	543
Google, Inc. Class A (sub. vtg.) (a)	9,400	3,922
VeriSign, Inc. (a)	82,614	1,934
		6,399
IT Services - 1.9%
Affiliated Computer Services, Inc. Class A (a)	12,000	539
Alliance Data Systems Corp. (a)	41,100	1,665
Atos Origin SA	21,265	722
Fidelity National Information Services, Inc.	115,400	2,223
Lender Processing Services, Inc.	71,959	2,090
Metavante Technologies, Inc. (a)	46,268	1,187
Perot Systems Corp. Class A (a)	72,000	984
Sapient Corp. (a)	138,300	734
The Western Union Co.	53,306	940
Unisys Corp. (a)	389,000	541
Visa, Inc.	11,000	745
WNS Holdings Ltd. sponsored ADR (a)	65,500	568
		12,938
Office Electronics - 0.1%
Xerox Corp.	83,000	564
Semiconductors & Semiconductor Equipment - 5.0%
Analog Devices, Inc.	63,700	1,555
Applied Materials, Inc.	239,000	2,691
Atmel Corp. (a)	1,598,241	6,153
Cymer, Inc. (a)	61,100	1,696
Fairchild Semiconductor International, Inc. (a)	306,900	2,167
International Rectifier Corp. (a)	81,100	1,174
Lam Research Corp. (a)	233,107	6,105
LTX-Credence Corp. (a)	1,404,236	786
Maxim Integrated Products, Inc.	133,000	2,159
MEMC Electronic Materials, Inc. (a)	52,700	1,017
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	259,000	$ 1,311
National Semiconductor Corp.	88,823	1,233
ON Semiconductor Corp. (a)	578,802	3,965
Semitool, Inc. (a)	135,200	662
Teradyne, Inc. (a)	3,738	27
Varian Semiconductor Equipment Associates, Inc. (a)	67,550	1,589
		34,290
Software - 2.4%
BMC Software, Inc. (a)	30,900	1,054
CA, Inc.	36,800	642
Citrix Systems, Inc. (a)	23,500	738
Informatica Corp. (a)	45,500	743
McAfee, Inc. (a)	5,620	220
Microsoft Corp.	173,300	3,620
Misys PLC	337,000	914
Oracle Corp.	200,200	3,922
Phoenix Technologies Ltd. (a)	12,367	35
Quest Software, Inc. (a)	119,400	1,543
Sourcefire, Inc. (a)	124,799	1,523
Symantec Corp. (a)	49,101	765
Ubisoft Entertainment SA (a)	27,642	566
		16,285
TOTAL INFORMATION TECHNOLOGY		121,684
MATERIALS - 7.0%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	6,900	447
Airgas, Inc.	27,600	1,166
Albemarle Corp.	36,400	1,027
Arkema sponsored ADR	32,592	891
Ashland, Inc.	77,500	2,077
Celanese Corp. Class A	142,801	2,929
CF Industries Holdings, Inc.	5,100	396
Dow Chemical Co.	30,100	532
Huabao International Holdings Ltd.	200,000	182
Lubrizol Corp.	25,600	1,144
Monsanto Co.	43,000	3,532
Rockwood Holdings, Inc. (a)	29,588	441
Solutia, Inc. (a)	197,500	968
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Spartech Corp.	159,761	$ 676
Terra Industries, Inc.	51,750	1,438
The Mosaic Co.	35,400	1,936
Valspar Corp.	46,800	1,069
W.R. Grace & Co. (a)	200,326	2,600
		23,451
Construction Materials - 0.0%
Eagle Materials, Inc.	11,500	283
Containers & Packaging - 1.2%
Ball Corp.	7,800	310
Owens-Illinois, Inc. (a)	85,924	2,460
Pactiv Corp. (a)	33,700	755
Rock-Tenn Co. Class A	36,200	1,389
Temple-Inland, Inc.	225,568	2,883
		7,797
Metals & Mining - 2.3%
Agnico-Eagle Mines Ltd. (Canada)	6,800	420
ArcelorMittal SA (NY Shares) Class A	38,100	1,264
Commercial Metals Co.	110,600	1,877
Compass Minerals International, Inc.	3,700	198
Eldorado Gold Corp. (a)	183,100	1,815
First Quantum Minerals Ltd.	900	40
Franco-Nevada Corp.	1,400	39
Ivanhoe Mines Ltd. (a)	236,800	1,280
Lihir Gold Ltd. (a)	467,043	1,213
Newcrest Mining Ltd.	54,653	1,451
Newmont Mining Corp.	23,000	1,124
Silver Wheaton Corp. (a)	57,900	609
Timminco Ltd. (a)(e)	178,100	245
United States Steel Corp.	41,200	1,404
Vale SA sponsored ADR	16,800	322
Xstrata PLC	14,100	158
Yamana Gold, Inc.	191,100	2,247
		15,706
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	23,900	$ 566
Weyerhaeuser Co.	1,900	64
		630
TOTAL MATERIALS		47,867
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	118,516	2,938
Cincinnati Bell, Inc. (a)	335,000	935
Qwest Communications International, Inc.	917,643	4,001
Verizon Communications, Inc.	72,428	2,119
		9,993
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	558,300	2,875
Vivo Participacoes SA sponsored ADR	31,300	631
		3,506
TOTAL TELECOMMUNICATION SERVICES		13,499
UTILITIES - 2.7%
Electric Utilities - 1.4%
Allegheny Energy, Inc.	95,900	2,398
Entergy Corp.	25,202	1,881
Exelon Corp.	47,200	2,266
FirstEnergy Corp.	58,500	2,211
Public Power Corp. of Greece	30,900	703
		9,459
Gas Utilities - 0.2%
EQT Corp.	36,600	1,363
Questar Corp.	7,000	237
		1,600
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	120,900	1,208
Constellation Energy Group, Inc.	7,800	213
Dynegy, Inc. Class A (a)	244,400	491
NRG Energy, Inc. (a)	155,461	3,498
RRI Energy, Inc. (a)	188,350	1,032
		6,442
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.2%
CMS Energy Corp.	22,900	$ 260
Public Service Enterprise Group, Inc.	9,300	296
Sempra Energy	15,300	699
		1,255
TOTAL UTILITIES		18,756
TOTAL COMMON STOCKS (Cost $765,952)		694,451
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 1.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
McMoRan Exploration Co. 6.75%	6,000	336
SandRidge Energy, Inc. 8.50% (a)(f)	9,700	1,433
		1,769
FINANCIALS - 0.6%
Commercial Banks - 0.2%
East West Bancorp, Inc. Series A, 8.00%	400	210
Huntington Bancshares, Inc. 8.50%	1,819	1,155
UCBH Holdings, Inc. Series B, 8.50%	600	220
		1,585
Diversified Financial Services - 0.4%
CIT Group, Inc. Series C, 8.75%	85,800	2,049
Citigroup, Inc. Series T, 6.50%	12,300	479
		2,528
TOTAL FINANCIALS		4,113
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	900	765
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	24,800	$ 2,095
TOTAL CONVERTIBLE PREFERRED STOCKS		8,742
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA (a)	147,006	957
TOTAL PREFERRED STOCKS (Cost $11,855)		9,699
Investment Companies - 0.3%

Ares Capital Corp. (Cost $3,519)	279,068	2,135
Corporate Bonds - 1.2%
	Principal Amount (000s)
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Virgin Media, Inc. 6.5% 11/15/16 (f)	$ 1,490	1,173
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (f)	460	449
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(f)	1,845	745
TOTAL FINANCIALS		1,194
HEALTH CARE - 0.3%
Biotechnology - 0.1%
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	960	799
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (f)	$ 1,500	$ 1,135
TOTAL HEALTH CARE		1,934
INDUSTRIALS - 0.1%
Airlines - 0.1%
U.S. Airways Group, Inc. 7.25% 5/15/14	460	357
Machinery - 0.0%
Terex Corp. 4% 6/1/15	300	315
TOTAL INDUSTRIALS		672
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. 6% 5/1/15	1,730	830
Amkor Technology, Inc. 6% 4/15/14 (f)	470	752
		1,582
TOTAL CONVERTIBLE BONDS		6,555
Nonconvertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	620	422
8.25% 12/15/14	625	428
		850
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 10.125% 12/15/16	2,462	714
TOTAL NONCONVERTIBLE BONDS		1,564
TOTAL CORPORATE BONDS (Cost $8,604)		8,119
Money Market Funds - 1.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	3,110,786	$ 3,111
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	8,631,865	8,632
TOTAL MONEY MARKET FUNDS (Cost $11,743)		11,743
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $801,673)		726,147
NET OTHER ASSETS - (6.3)%		(43,288)
NET ASSETS - 100%		$ 682,859
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,219,000 or 0.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	101
Total	$ 109
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 726,147	$ 672,693	$ 53,454	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 3,694
Total Realized Gain (Loss)	654
Total Unrealized Gain (Loss)	1,244
Cost of Purchases	-
Proceeds of Sales	(2,486)
Amortization/Accretion	-
Transfer in/out of Level 3	(3,106)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.7%
Switzerland	2.3%
Canada	2.1%
Bermuda	1.9%
Norway	1.3%
Others (individually less than 1%)	5.7%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $197,128,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $3,905,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,378) - See accompanying schedule: Unaffiliated issuers (cost $789,930)	$ 714,404
Fidelity Central Funds (cost $11,743)	11,743
Total Investments (cost $801,673)		$ 726,147
Foreign currency held at value (cost $32)		32
Receivable for investments sold		5,037
Receivable for fund shares sold		354
Dividends receivable		1,107
Interest receivable		187
Distributions receivable from Fidelity Central Funds		22
Prepaid expenses		7
Other receivables		1
Total assets		732,894

Liabilities
Payable for investments purchased	$ 5,058
Payable for fund shares redeemed	35,504
Accrued management fee	298
Distribution fees payable	302
Other affiliated payables	198
Other payables and accrued expenses	43
Collateral on securities loaned, at value	8,632
Total liabilities		50,035

Net Assets		$ 682,859
Net Assets consist of:
Paid in capital		$ 1,106,444
Undistributed net investment income		1,045
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(349,108)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(75,522)
Net Assets		$ 682,859

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($197,372 ÷ 24,380 shares)	$ 8.10

Maximum offering price per share (100/94.25 of $8.10)	$ 8.59
Class T: Net Asset Value and redemption price per share ($259,167 ÷ 32,073 shares)	$ 8.08

Maximum offering price per share (100/96.50 of $8.08)	$ 8.37
Class B: Net Asset Value and offering price per share ($68,605 ÷ 8,670 shares)A	$ 7.91

Class C: Net Asset Value and offering price per share ($109,998 ÷ 13,946 shares)A	$ 7.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($47,717 ÷ 5,698 shares)	$ 8.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 5,781
Interest		268
Income from Fidelity Central Funds		109
Total income		6,158

Expenses
Management fee Basic fee	$ 1,770
Performance adjustment	(1,205)
Transfer agent fees	947
Distribution fees	1,647
Accounting and security lending fees	127
Custodian fees and expenses	54
Independent trustees' compensation	3
Registration fees	36
Audit	27
Legal	2
Miscellaneous	12
Total expenses before reductions	3,420
Expense reductions	(7)	3,413
Net investment income (loss)		2,745
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(130,963)
Foreign currency transactions	18
Total net realized gain (loss)		(130,945)
Change in net unrealized appreciation (depreciation) on: Investment securities	267,246
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		267,238
Net gain (loss)		136,293
Net increase (decrease) in net assets resulting from operations		$ 139,038

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,745	$ 18,311
Net realized gain (loss)	(130,945)	(306,180)
Change in net unrealized appreciation (depreciation)	267,238	(717,143)
Net increase (decrease) in net assets resulting from operations	139,038	(1,005,012)
Distributions to shareholders from net investment income	(9,305)	(17,860)
Distributions to shareholders from net realized gain	-	(209,478)
Total distributions	(9,305)	(227,338)
Share transactions - net increase (decrease)	(134,567)	(1,033,853)
Total increase (decrease) in net assets	(4,834)	(2,266,203)

Net Assets
Beginning of period	687,693	2,953,896
End of period (including undistributed net investment income of $1,045 and undistributed net investment income of $16,669, respectively)	$ 682,859	$ 687,693

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.64	$ 13.75	$ 13.61	$ 12.08	$ 11.49	$ 10.67
Income from Investment Operations
Net investment income (loss) E	.04	.11	.12	.11	.08	.13 H
Net realized and unrealized gain (loss)	1.56	(6.13)	.43	1.44	.63	.75
Total from investment operations	1.60	(6.02)	.55	1.55	.71	.88
Distributions from net investment income	(.14)	(.10)	(.14)	(.02)	(.12)	(.06)
Distributions from net realized gain	-	(.99)	(.28)	-	-	-
Total distributions	(.14)	(1.09)	(.41) J	(.02)	(.12)	(.06)
Net asset value, end of period	$ 8.10	$ 6.64	$ 13.75	$ 13.61	$ 12.08	$ 11.49
Total Return B,C,D	24.53%	(47.51)%	4.12%	12.86%	6.22%	8.27%
Ratios to Average Net Assets F,I
Expenses before reductions	.83% A	1.08%	1.12%	1.13%	1.15%	1.15%
Expenses net of fee waivers, if any	.83% A	1.08%	1.12%	1.13%	1.15%	1.15%
Expenses net of all reductions	.82% A	1.08%	1.11%	1.12%	1.13%	1.14%
Net investment income (loss)	1.15% A	1.02%	.84%	.90%	.68%	1.13%
Supplemental Data
Net assets, end of period (in millions)	$ 197	$ 192	$ 529	$ 530	$ 473	$ 469
Portfolio turnover rate G	88% A	122%	36%	29%	32%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.413 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.60	$ 13.67	$ 13.52	$ 12.00	$ 11.42	$ 10.60
Income from Investment Operations
Net investment income (loss) E	.03	.09	.09	.09	.06	.11 H
Net realized and unrealized gain (loss)	1.55	(6.11)	.44	1.43	.62	.75
Total from investment operations	1.58	(6.02)	.53	1.52	.68	.86
Distributions from net investment income	(.10)	(.06)	(.10)	-	(.10)	(.04)
Distributions from net realized gain	-	(.99)	(.28)	-	-	-
Total distributions	(.10)	(1.05)	(.38) J	-	(.10)	(.04)
Net asset value, end of period	$ 8.08	$ 6.60	$ 13.67	$ 13.52	$ 12.00	$ 11.42
Total Return B,C,D	24.30%	(47.66)%	3.97%	12.67%	5.99%	8.13%
Ratios to Average Net Assets F,I
Expenses before reductions	1.08% A	1.29%	1.33%	1.32%	1.31%	1.33%
Expenses net of fee waivers, if any	1.08% A	1.29%	1.33%	1.32%	1.31%	1.33%
Expenses net of all reductions	1.08% A	1.28%	1.32%	1.32%	1.29%	1.32%
Net investment income (loss)	.89% A	.82%	.63%	.71%	.52%	.95%
Supplemental Data
Net assets, end of period (in millions)	$ 259	$ 263	$ 962	$ 1,257	$ 1,511	$ 2,673
Portfolio turnover rate G	88% A	122%	36%	29%	32%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.380 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 13.29	$ 13.14	$ 11.74	$ 11.16	$ 10.39
Income from Investment Operations
Net investment income (loss) E	.01	.03	- J	.01	(.01)	.04 H
Net realized and unrealized gain (loss)	1.52	(5.94)	.43	1.39	.61	.73
Total from investment operations	1.53	(5.91)	.43	1.40	.60	.77
Distributions from net investment income	(.04)	-	(.01)	-	(.02)	-
Distributions from net realized gain	-	(.96)	(.28)	-	-	-
Total distributions	(.04)	(.96)	(.28) K	-	(.02)	-
Net asset value, end of period	$ 7.91	$ 6.42	$ 13.29	$ 13.14	$ 11.74	$ 11.16
Total Return B,C,D	23.89%	(47.88)%	3.32%	11.93%	5.38%	7.41%
Ratios to Average Net Assets F,I
Expenses before reductions	1.58% A	1.85%	1.92%	1.93%	1.95%	1.95%
Expenses net of fee waivers, if any	1.58% A	1.85%	1.92%	1.93%	1.95%	1.95%
Expenses net of all reductions	1.58% A	1.85%	1.92%	1.93%	1.94%	1.94%
Net investment income (loss)	.39% A	.26%	.04%	.10%	(.12)%	.33%
Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 75	$ 238	$ 314	$ 439	$ 559
Portfolio turnover rate G	88% A	122%	36%	29%	32%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.283 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.41	$ 13.30	$ 13.17	$ 11.76	$ 11.18	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.01	.03	.01	.02	(.01)	.04 H
Net realized and unrealized gain (loss)	1.52	(5.94)	.43	1.39	.62	.74
Total from investment operations	1.53	(5.91)	.44	1.41	.61	.78
Distributions from net investment income	(.05)	-	(.04)	-	(.03)	-
Distributions from net realized gain	-	(.98)	(.28)	-	-	-
Total distributions	(.05)	(.98)	(.31) J	-	(.03)	-
Net asset value, end of period	$ 7.89	$ 6.41	$ 13.30	$ 13.17	$ 11.76	$ 11.18
Total Return B,C,D	24.11%	(47.93)%	3.40%	11.99%	5.47%	7.50%
Ratios to Average Net Assets F,I
Expenses before reductions	1.58% A	1.82%	1.86%	1.87%	1.88%	1.88%
Expenses net of fee waivers, if any	1.58% A	1.82%	1.86%	1.87%	1.88%	1.88%
Expenses net of all reductions	1.58% A	1.81%	1.86%	1.86%	1.87%	1.87%
Net investment income (loss)	.39% A	.29%	.10%	.17%	(.06)%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 103	$ 277	$ 328	$ 379	$ 508
Portfolio turnover rate G	88% A	122%	36%	29%	32%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.314 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.73	$ 13.92	$ 13.76	$ 12.22	$ 11.61	$ 10.78
Income from Investment Operations
Net investment income (loss) D	.05	.15	.16	.16	.12	.17 G
Net realized and unrealized gain (loss)	1.61	(6.21)	.46	1.44	.64	.75
Total from investment operations	1.66	(6.06)	.62	1.60	.76	.92
Distributions from net investment income	(.02)	(.14)	(.18)	(.06)	(.15)	(.09)
Distributions from net realized gain	-	(.99)	(.28)	-	-	-
Total distributions	(.02)	(1.13)	(.46) I	(.06)	(.15)	(.09)
Net asset value, end of period	$ 8.37	$ 6.73	$ 13.92	$ 13.76	$ 12.22	$ 11.61
Total Return B,C	24.68%	(47.34)%	4.55%	13.17%	6.60%	8.57%
Ratios to Average Net Assets E,H
Expenses before reductions	.39% A	.76%	.82%	.80%	.80%	.82%
Expenses net of fee waivers, if any	.39% A	.76%	.82%	.80%	.80%	.82%
Expenses net of all reductions	.39% A	.75%	.82%	.80%	.79%	.81%
Net investment income (loss)	1.58% A	1.35%	1.14%	1.23%	1.02%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 55	$ 948	$ 1,149	$ 922	$ 863
Portfolio turnover rate F	88% A	122%	36%	29%	32%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.456 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 72,715
Unrealized depreciation	(166,930)
Net unrealized appreciation (depreciation)	$ (94,215)
Cost for federal income tax purposes	$ 820,362

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $279,154 and $378,346, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .18% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 213	$ 3
Class T	.25%	.25%	625	1
Class B	.75%	.25%	329	247
Class C	.75%	.25%	480	16
			$ 1,647	$ 267

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	8
Class B*	58
Class C*	3
$ 83

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 267.31
Class T	398.32
Class B	104.32
Class C	151.31
Institutional Class	27.13
	$ 947

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,298.25%		$ -*

* Amount represents less than one thousand

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

8. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $101.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 3,933	$ 3,778
Class T	3,997	4,316
Class B	410	-
Class C	849	-
Institutional Class	116	9,766
Total	$ 9,305	$ 17,860
From net realized gain
Class A	$ -	$ 36,714
Class T	-	67,807
Class B	-	16,957
Class C	-	20,251
Institutional Class	-	67,749
Total	$ -	$ 209,478

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	3,363	7,662	$ 22,251	$ 83,975
Reinvestment of distributions	533	2,966	3,557	37,418
Shares redeemed	(8,491)	(20,128)	(55,831)	(220,919)
Net increase (decrease)	(4,595)	(9,500)	$ (30,023)	$ (99,526)
Class T
Shares sold	3,955	5,847	$ 26,022	$ 61,118
Reinvestment of distributions	578	5,598	3,851	70,320
Shares redeemed	(12,308)	(41,984)	(86,609)	(471,240)
Net increase (decrease)	(7,775)	(30,539)	$ (56,736)	$ (339,802)
Class B
Shares sold	295	615	$ 1,910	$ 6,461
Reinvestment of distributions	55	1,182	358	14,513
Shares redeemed	(3,358)	(8,034)	(21,335)	(83,404)
Net increase (decrease)	(3,008)	(6,237)	$ (19,067)	$ (62,430)
Class C
Shares sold	664	1,260	$ 4,287	$ 13,203
Reinvestment of distributions	107	1,340	695	16,436
Shares redeemed	(2,847)	(7,382)	(17,791)	(75,632)
Net increase (decrease)	(2,076)	(4,782)	$ (12,809)	$ (45,993)
Institutional Class
Shares sold	521	14,230	$ 3,694	$ 155,630
Reinvestment of distributions	13	4,390	86	55,945
Shares redeemed	(2,961)	(78,607)	(19,712)	(697,677)
Net increase (decrease)	(2,427)	(59,987)	$ (15,932)	$ (486,102)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADGF-USAN-0709
1.786779.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Dividend Growth
Fund - Institutional Class

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	.83%
Actual		$ 1,000.00	$ 1,245.30	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.08%
Actual		$ 1,000.00	$ 1,243.00	$ 6.04
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.44
Class B	1.58%
Actual		$ 1,000.00	$ 1,238.90	$ 8.82
HypotheticalA		$ 1,000.00	$ 1,017.05	$ 7.95
Class C	1.58%
Actual		$ 1,000.00	$ 1,241.10	$ 8.83
HypotheticalA		$ 1,000.00	$ 1,017.05	$ 7.95
Institutional Class	.39%
Actual		$ 1,000.00	$ 1,246.80	$ 2.18
HypotheticalA		$ 1,000.00	$ 1,022.99	$ 1.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.7	1.9
JPMorgan Chase & Co.	2.0	1.7
Bank of America Corp.	1.9	1.8
National Oilwell Varco, Inc.	1.8	1.8
Pfizer, Inc.	1.6	0.5
Cisco Systems, Inc.	1.5	1.5
PNC Financial Services Group, Inc.	1.4	0.6
Petrohawk Energy Corp.	1.2	1.2
Weatherford International Ltd.	1.0	0.6
PICO Holdings, Inc.	1.0	0.9
	16.1
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.1	17.1
Financials	17.7	18.2
Energy	14.4	11.5
Health Care	12.1	11.4
Consumer Discretionary	11.8	11.2
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks and Investment Companies 102.1%		Stocks and Investment Companies 97.8%
	Bonds 0.2%		Bonds 0.1%
	Convertible Securities 2.3%		Convertible Securities 1.7%
	Short-Term Investments and Net Other Assets† (4.6)%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	13.3%	** Foreign investments	10.4%

† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 101.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.9%
Autoliv, Inc.	27,200	$ 756
BorgWarner, Inc.	23,000	742
Federal-Mogul Corp. Class A (a)	102,957	1,030
Johnson Controls, Inc.	121,500	2,421
The Goodyear Tire & Rubber Co. (a)	129,700	1,485
		6,434
Automobiles - 0.1%
Harley-Davidson, Inc.	2,800	48
Thor Industries, Inc.	10,700	215
Winnebago Industries, Inc.	36,304	278
		541
Distributors - 0.1%
LKQ Corp. (a)	23,700	362
Diversified Consumer Services - 0.9%
H&R Block, Inc.	93,929	1,371
Hillenbrand, Inc.	100,200	1,719
Princeton Review, Inc. (a)	70,791	331
Regis Corp.	30,779	540
Service Corp. International	125,500	671
Stewart Enterprises, Inc. Class A	406,300	1,678
		6,310
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	91,742	1,642
Burger King Holdings, Inc.	39,400	652
DineEquity, Inc. (e)	73,800	2,046
Las Vegas Sands Corp. unit	18,611	3,106
McCormick & Schmick's Seafood Restaurants (a)	31,400	217
MGM Mirage, Inc. (a)	46,000	343
Sonic Corp. (a)	93,600	883
Starwood Hotels & Resorts Worldwide, Inc.	106,100	2,596
Vail Resorts, Inc. (a)	22,226	611
WMS Industries, Inc. (a)	22,900	812
Wyndham Worldwide Corp.	230,285	2,715
		15,623
Household Durables - 1.2%
Black & Decker Corp.	26,500	850
Centex Corp.	23,500	198
Dorel Industries, Inc. Class B (sub. vtg.)	20,300	420
Hooker Furniture Corp.	19,355	240
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Mohawk Industries, Inc. (a)	44,700	$ 1,711
Newell Rubbermaid, Inc.	87,900	1,012
Pulte Homes, Inc.	99,000	871
Stanley Furniture Co., Inc.	39,700	397
The Stanley Works	19,600	700
Whirlpool Corp.	46,300	1,951
		8,350
Media - 2.3%
Cablevision Systems Corp. - NY Group Class A	62,400	1,187
CC Media Holdings, Inc. Class A (a)	134,400	153
Comcast Corp. Class A (special) (non-vtg.)	330,299	4,294
DISH Network Corp. Class A (a)	120,700	1,979
Informa PLC	171,640	675
Lamar Advertising Co. Class A (a)	40,600	754
Liberty Media Corp. Entertainment Series A (a)	108,900	2,631
Live Nation, Inc. (a)	7,300	42
The DIRECTV Group, Inc. (a)	53,890	1,213
The Walt Disney Co.	81,493	1,974
Time Warner Cable, Inc.	28,875	889
		15,791
Multiline Retail - 0.4%
Target Corp.	60,536	2,379
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	62,800	2,675
Asbury Automotive Group, Inc.	32,500	309
Best Buy Co., Inc.	26,700	937
Big 5 Sporting Goods Corp.	3,200	35
Collective Brands, Inc. (a)	74,290	1,097
Group 1 Automotive, Inc.	17,600	377
Gymboree Corp. (a)	18,600	685
Home Depot, Inc.	73,107	1,693
Lowe's Companies, Inc.	197,700	3,758
Lumber Liquidators, Inc. (a)	67,604	1,024
OfficeMax, Inc.	99,200	818
Sally Beauty Holdings, Inc. (a)	163,075	1,159
Sherwin-Williams Co.	6,270	331
Sonic Automotive, Inc. Class A (sub. vtg.) (e)	79,500	756
Staples, Inc.	137,318	2,808
The Men's Wearhouse, Inc.	90,600	1,548
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tween Brands, Inc. (a)	313,800	$ 1,654
Urban Outfitters, Inc. (a)	1,800	37
		21,701
Textiles, Apparel & Luxury Goods - 0.1%
American Apparel, Inc. (a)	177,109	701
TOTAL CONSUMER DISCRETIONARY		78,192
CONSUMER STAPLES - 7.4%
Beverages - 1.5%
Anheuser-Busch InBev NV	96,060	3,389
Carlsberg AS Series B	24,142	1,542
Coca-Cola Enterprises, Inc.	91,300	1,521
The Coca-Cola Co.	71,200	3,500
		9,952
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	33,200	1,611
CVS Caremark Corp.	148,191	4,416
Kroger Co.	66,800	1,523
Wal-Mart Stores, Inc.	21,200	1,054
Winn-Dixie Stores, Inc. (a)	198,700	3,032
		11,636
Food Products - 2.5%
Bunge Ltd.	6,000	380
Cermaq ASA	131,400	917
Corn Products International, Inc.	60,510	1,598
Global Bio-Chem Technology Group Co. Ltd.	4,928,000	929
Leroy Seafood Group ASA (e)	113,900	1,547
Marine Harvest ASA (a)	7,483,000	4,407
Nestle SA (Reg.)	39,522	1,439
Smithfield Foods, Inc. (a)	113,300	1,408
The J.M. Smucker Co.	13,397	539
Tyson Foods, Inc. Class A	291,550	3,883
Unilever NV (Certificaten Van Aandelen)	11,100	267
		17,314
Household Products - 0.7%
Clorox Co.	22,100	1,159
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Energizer Holdings, Inc. (a)	34,597	$ 1,808
Kimberly-Clark Corp.	34,604	1,796
		4,763
Personal Products - 0.2%
Avon Products, Inc.	39,985	1,062
Tobacco - 0.8%
Lorillard, Inc.	23,088	1,578
Philip Morris International, Inc.	97,800	4,170
		5,748
TOTAL CONSUMER STAPLES		50,475
ENERGY - 14.0%
Energy Equipment & Services - 5.6%
Diamond Offshore Drilling, Inc.	12,600	1,062
Global Industries Ltd. (a)	372,562	2,608
Halliburton Co.	83,400	1,912
Helix Energy Solutions Group, Inc. (a)	78,400	882
Nabors Industries Ltd. (a)	68,586	1,226
National Oilwell Varco, Inc. (a)	311,400	12,026
Noble Corp.	106,766	3,670
Parker Drilling Co. (a)	123,400	578
Patterson-UTI Energy, Inc.	14,600	209
Pride International, Inc. (a)	49,100	1,189
Smith International, Inc.	98,400	2,872
Superior Energy Services, Inc. (a)	41,800	964
Tidewater, Inc.	44,300	2,112
Weatherford International Ltd. (a)	345,364	7,149
		38,459
Oil, Gas & Consumable Fuels - 8.4%
Arch Coal, Inc.	35,305	654
Berry Petroleum Co. Class A	78,600	1,534
Boardwalk Pipeline Partners, LP	55,200	1,139
Brigham Exploration Co. (a)	229,300	775
Cabot Oil & Gas Corp.	27,794	976
Chesapeake Energy Corp.	237,900	5,391
Cimarex Energy Co.	23,000	750
Comstock Resources, Inc. (a)	7,500	299
Concho Resources, Inc. (a)	29,900	958
Denbury Resources, Inc. (a)	94,200	1,619
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Corp.	115,600	$ 1,127
Energy Transfer Equity LP	24,100	633
EXCO Resources, Inc. (a)	194,461	2,993
Foundation Coal Holdings, Inc.	71,700	2,104
Frontier Oil Corp.	66,500	1,162
Goodrich Petroleum Corp. (a)	18,500	494
Hess Corp.	73,500	4,894
Holly Corp.	24,900	602
Nexen, Inc.	89,100	2,183
Occidental Petroleum Corp.	2,800	188
OPTI Canada, Inc. (a)(e)	727,500	2,186
Peabody Energy Corp.	19,800	673
Penn Virginia Corp.	41,000	784
Petro-Canada	39,200	1,705
Petrohawk Energy Corp. (a)	317,013	7,989
Plains Exploration & Production Co. (a)	149,000	4,214
Quicksilver Resources, Inc. (a)	38,400	432
Range Resources Corp.	65,500	3,001
Rosetta Resources, Inc. (a)	95,700	835
Southwestern Energy Co. (a)	68,800	2,991
Sunoco, Inc.	38,760	1,179
Uranium One, Inc. (a)	74,100	149
Venoco, Inc. (a)	97,100	697
Whiting Petroleum Corp. (a)	900	42
		57,352
TOTAL ENERGY		95,811
FINANCIALS - 16.9%
Capital Markets - 2.7%
Ameriprise Financial, Inc.	23,500	710
Bank of New York Mellon Corp.	30,613	850
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	23,578	737
Cohen & Steers, Inc. (e)	15,497	239
Deutsche Bank AG (NY Shares)	11,600	784
Fortress Investment Group LLC (e)	153,300	713
Goldman Sachs Group, Inc.	44,053	6,369
Lazard Ltd. Class A	13,400	379
Morgan Stanley	157,000	4,760
Nomura Holdings, Inc. sponsored ADR	60,600	459
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	38,300	$ 1,779
The Blackstone Group LP	42,100	461
		18,240
Commercial Banks - 5.2%
BB&T Corp.	26,300	590
CapitalSource, Inc.	550,555	2,065
Mitsubishi UFJ Financial Group, Inc.	146,500	930
PNC Financial Services Group, Inc.	212,753	9,691
U.S. Bancorp, Delaware	201,300	3,865
Wells Fargo & Co.	721,215	18,394
		35,535
Consumer Finance - 0.5%
Capital One Financial Corp.	93,600	2,288
Discover Financial Services	93,887	898
Promise Co. Ltd.	29,250	389
		3,575
Diversified Financial Services - 5.1%
Bank of America Corp.	1,172,721	13,217
BM&F BOVESPA SA	236,100	1,354
JPMorgan Chase & Co.	367,200	13,550
PICO Holdings, Inc. (a)	245,300	6,851
Ricoh Leasing Co. Ltd.	6,600	116
		35,088
Insurance - 2.0%
ACE Ltd.	27,400	1,205
Assurant, Inc.	22,500	532
Berkshire Hathaway, Inc. Class B (a)	200	594
Endurance Specialty Holdings Ltd.	16,300	448
Everest Re Group Ltd.	16,400	1,135
Hartford Financial Services Group, Inc.	12,500	179
Lincoln National Corp.	30,400	576
Loews Corp.	21,700	587
Maiden Holdings Ltd. (f)	104,100	532
MBIA, Inc. (a)	163,923	1,057
MetLife, Inc.	42,774	1,347
Montpelier Re Holdings Ltd.	53,600	717
Platinum Underwriters Holdings Ltd.	21,200	611
Protective Life Corp.	64,800	801
Prudential Financial, Inc.	14,400	575
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	45,300	$ 1,842
XL Capital Ltd. Class A	55,500	562
		13,300
Real Estate Investment Trusts - 0.7%
Brandywine Realty Trust (SBI)	48,300	360
Developers Diversified Realty Corp.	32,247	158
Duke Realty LP	36,400	346
Highwoods Properties, Inc. (SBI)	5,400	122
ProLogis Trust	166,200	1,411
SL Green Realty Corp.	37,500	859
UDR, Inc.	20,427	225
Unibail-Rodamco	1,000	161
Ventas, Inc.	8,100	246
Vornado Realty Trust	15,466	722
		4,610
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	489,600	3,574
Forestar Group, Inc. (a)	20,600	250
Jones Lang LaSalle, Inc.	27,100	950
Unite Group PLC	78,400	159
		4,933
TOTAL FINANCIALS		115,281
HEALTH CARE - 11.7%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	5,500	201
Amgen, Inc. (a)	79,500	3,970
Biogen Idec, Inc. (a)	29,700	1,538
Cephalon, Inc. (a)	32,900	1,918
Dendreon Corp. (a)(e)	32,400	735
DUSA Pharmaceuticals, Inc. (a)	182,172	248
Genzyme Corp. (a)	18,600	1,100
Gilead Sciences, Inc. (a)	50,500	2,177
PDL BioPharma, Inc.	5,984	42
Theravance, Inc. (a)	204,680	3,029
United Therapeutics Corp. (a)	9,700	777
Vertex Pharmaceuticals, Inc. (a)	81,800	2,438
		18,173
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	27,600	$ 259
C.R. Bard, Inc.	19,400	1,387
Cooper Companies, Inc.	13,804	366
Covidien Ltd.	61,300	2,190
DENTSPLY International, Inc.	32,072	938
Integra LifeSciences Holdings Corp. (a)	51,500	1,337
Inverness Medical Innovations, Inc. (a)	31,000	1,008
Kinetic Concepts, Inc. (a)	28,300	734
Orthofix International NV (a)	27,781	703
Sonova Holding AG	24,623	1,828
		10,750
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc.	142,400	1,650
CardioNet, Inc. (a)	2,300	41
CIGNA Corp.	31,300	694
Coventry Health Care, Inc. (a)	33,200	599
Express Scripts, Inc. (a)	30,300	1,941
Fresenius Medical Care AG & Co. KGaA	16,400	693
Genoptix, Inc. (a)	28,100	817
McKesson Corp.	19,900	819
Medco Health Solutions, Inc. (a)	52,900	2,428
Triple-S Management Corp. (a)	72,364	1,032
UnitedHealth Group, Inc.	70,500	1,875
Universal Health Services, Inc. Class B	29,900	1,642
WellPoint, Inc. (a)	41,700	1,942
		16,173
Health Care Technology - 0.1%
IMS Health, Inc.	45,600	549
Life Sciences Tools & Services - 0.3%
Bruker BioSciences Corp. (a)	73,700	481
Life Technologies Corp. (a)	23,500	911
Thermo Fisher Scientific, Inc. (a)	10,100	393
		1,785
Pharmaceuticals - 4.7%
Allergan, Inc.	35,100	1,549
Ardea Biosciences, Inc. (a)	8,345	131
Cadence Pharmaceuticals, Inc. (a)	67,634	717
King Pharmaceuticals, Inc. (a)	21,000	199
Merck & Co., Inc.	205,995	5,681
Novo Nordisk AS Series B	14,400	751
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Optimer Pharmaceuticals, Inc. (a)	6,500	$ 81
Perrigo Co.	31,200	838
Pfizer, Inc.	722,200	10,970
Sanofi-Aventis	10,600	677
Schering-Plough Corp.	109,700	2,677
Teva Pharmaceutical Industries Ltd. sponsored ADR	32,500	1,507
Vivus, Inc. (a)	133,095	688
Wyeth	116,300	5,217
XenoPort, Inc. (a)	26,800	464
		32,147
TOTAL HEALTH CARE		79,577
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc. (a)	8,400	725
Finmeccanica SpA	32,596	461
Honeywell International, Inc.	85,400	2,832
Northrop Grumman Corp.	41,000	1,952
Orbital Sciences Corp. (a)	69,000	1,016
United Technologies Corp.	85,100	4,477
		11,463
Air Freight & Logistics - 0.2%
FedEx Corp.	23,800	1,319
Airlines - 0.4%
Delta Air Lines, Inc. (a)	531,825	3,090
Building Products - 0.4%
Masco Corp.	151,900	1,574
Owens Corning (a)	63,675	887
		2,461
Commercial Services & Supplies - 1.2%
ACCO Brands Corp. (a)	129,742	383
Cintas Corp.	28,700	668
Clean Harbors, Inc. (a)	21,810	1,189
Consolidated Graphics, Inc. (a)	13,400	217
Corrections Corp. of America (a)	62,300	956
EnergySolutions, Inc.	44,577	360
GeoEye, Inc. (a)	90,109	1,934
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.	135,397	$ 1,825
Republic Services, Inc.	40,600	925
		8,457
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	87,800	1,133
Great Lakes Dredge & Dock Corp.	417,161	2,173
MYR Group, Inc. (a)	43,196	825
Perini Corp. (a)	32,700	675
Quanta Services, Inc. (a)	2,800	64
URS Corp. (a)	28,500	1,370
		6,240
Electrical Equipment - 1.8%
AMETEK, Inc.	22,645	712
Cooper Industries Ltd. Class A	135,549	4,449
First Solar, Inc. (a)	5,200	988
JA Solar Holdings Co. Ltd. ADR (a)	74,634	316
Regal-Beloit Corp.	6,800	269
Renewable Energy Corp. AS (a)(e)	163,200	1,788
Roper Industries, Inc.	900	39
Saft Groupe SA	36,263	1,516
Sunpower Corp.:
Class A (a)(e)	52,300	1,524
Class B (a)	30,500	784
		12,385
Industrial Conglomerates - 1.3%
McDermott International, Inc. (a)	139,745	3,070
Rheinmetall AG	4,500	187
Siemens AG sponsored ADR	36,700	2,695
Textron, Inc.	240,668	2,768
		8,720
Machinery - 1.1%
Cummins, Inc.	56,700	1,839
Danaher Corp.	24,200	1,460
Ingersoll-Rand Co. Ltd. Class A	29,900	605
JTEKT Corp.	38,800	340
Navistar International Corp. (a)	60,500	2,409
Vallourec SA	9,000	1,138
		7,791
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.1%
Alexander & Baldwin, Inc.	22,300	$ 552
Professional Services - 0.1%
Manpower, Inc.	2,300	98
Monster Worldwide, Inc. (a)	67,100	784
		882
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	6,200	449
Con-way, Inc.	49,600	1,592
CSX Corp.	37,700	1,197
Old Dominion Freight Lines, Inc. (a)	15,800	465
Ryder System, Inc.	49,500	1,395
Saia, Inc. (a)	12,400	171
Union Pacific Corp.	59,600	2,936
Universal Truckload Services, Inc.	128,300	1,744
		9,949
TOTAL INDUSTRIALS		73,309
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 3.9%
Adtran, Inc.	85,200	1,770
Cisco Systems, Inc. (a)	546,200	10,105
Comverse Technology, Inc. (a)	203,100	1,442
Corning, Inc.	195,800	2,878
Juniper Networks, Inc. (a)	187,700	4,642
Motorola, Inc.	562,389	3,408
Nice Systems Ltd. sponsored ADR (a)	8,300	191
Palm, Inc. (a)	39,900	487
QUALCOMM, Inc.	44,592	1,944
		26,867
Computers & Peripherals - 1.8%
Apple, Inc. (a)	26,600	3,613
Hewlett-Packard Co.	168,700	5,795
SanDisk Corp. (a)	32,545	510
Seagate Technology	248,200	2,162
		12,080
Electronic Equipment & Components - 1.8%
Agilent Technologies, Inc. (a)	21,200	386
Amphenol Corp. Class A	57,400	1,917
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Arrow Electronics, Inc. (a)	72,300	$ 1,749
Avnet, Inc. (a)	172,700	3,974
Bell Microproducts, Inc. (a)	350,800	375
BYD Co. Ltd. (H Shares) (a)	35,500	143
Ingram Micro, Inc. Class A (a)	107,800	1,781
Itron, Inc. (a)	17,176	1,002
Tyco Electronics Ltd.	53,777	934
		12,261
Internet Software & Services - 0.9%
Art Technology Group, Inc. (a)	150,933	543
Google, Inc. Class A (sub. vtg.) (a)	9,400	3,922
VeriSign, Inc. (a)	82,614	1,934
		6,399
IT Services - 1.9%
Affiliated Computer Services, Inc. Class A (a)	12,000	539
Alliance Data Systems Corp. (a)	41,100	1,665
Atos Origin SA	21,265	722
Fidelity National Information Services, Inc.	115,400	2,223
Lender Processing Services, Inc.	71,959	2,090
Metavante Technologies, Inc. (a)	46,268	1,187
Perot Systems Corp. Class A (a)	72,000	984
Sapient Corp. (a)	138,300	734
The Western Union Co.	53,306	940
Unisys Corp. (a)	389,000	541
Visa, Inc.	11,000	745
WNS Holdings Ltd. sponsored ADR (a)	65,500	568
		12,938
Office Electronics - 0.1%
Xerox Corp.	83,000	564
Semiconductors & Semiconductor Equipment - 5.0%
Analog Devices, Inc.	63,700	1,555
Applied Materials, Inc.	239,000	2,691
Atmel Corp. (a)	1,598,241	6,153
Cymer, Inc. (a)	61,100	1,696
Fairchild Semiconductor International, Inc. (a)	306,900	2,167
International Rectifier Corp. (a)	81,100	1,174
Lam Research Corp. (a)	233,107	6,105
LTX-Credence Corp. (a)	1,404,236	786
Maxim Integrated Products, Inc.	133,000	2,159
MEMC Electronic Materials, Inc. (a)	52,700	1,017
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	259,000	$ 1,311
National Semiconductor Corp.	88,823	1,233
ON Semiconductor Corp. (a)	578,802	3,965
Semitool, Inc. (a)	135,200	662
Teradyne, Inc. (a)	3,738	27
Varian Semiconductor Equipment Associates, Inc. (a)	67,550	1,589
		34,290
Software - 2.4%
BMC Software, Inc. (a)	30,900	1,054
CA, Inc.	36,800	642
Citrix Systems, Inc. (a)	23,500	738
Informatica Corp. (a)	45,500	743
McAfee, Inc. (a)	5,620	220
Microsoft Corp.	173,300	3,620
Misys PLC	337,000	914
Oracle Corp.	200,200	3,922
Phoenix Technologies Ltd. (a)	12,367	35
Quest Software, Inc. (a)	119,400	1,543
Sourcefire, Inc. (a)	124,799	1,523
Symantec Corp. (a)	49,101	765
Ubisoft Entertainment SA (a)	27,642	566
		16,285
TOTAL INFORMATION TECHNOLOGY		121,684
MATERIALS - 7.0%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	6,900	447
Airgas, Inc.	27,600	1,166
Albemarle Corp.	36,400	1,027
Arkema sponsored ADR	32,592	891
Ashland, Inc.	77,500	2,077
Celanese Corp. Class A	142,801	2,929
CF Industries Holdings, Inc.	5,100	396
Dow Chemical Co.	30,100	532
Huabao International Holdings Ltd.	200,000	182
Lubrizol Corp.	25,600	1,144
Monsanto Co.	43,000	3,532
Rockwood Holdings, Inc. (a)	29,588	441
Solutia, Inc. (a)	197,500	968
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Spartech Corp.	159,761	$ 676
Terra Industries, Inc.	51,750	1,438
The Mosaic Co.	35,400	1,936
Valspar Corp.	46,800	1,069
W.R. Grace & Co. (a)	200,326	2,600
		23,451
Construction Materials - 0.0%
Eagle Materials, Inc.	11,500	283
Containers & Packaging - 1.2%
Ball Corp.	7,800	310
Owens-Illinois, Inc. (a)	85,924	2,460
Pactiv Corp. (a)	33,700	755
Rock-Tenn Co. Class A	36,200	1,389
Temple-Inland, Inc.	225,568	2,883
		7,797
Metals & Mining - 2.3%
Agnico-Eagle Mines Ltd. (Canada)	6,800	420
ArcelorMittal SA (NY Shares) Class A	38,100	1,264
Commercial Metals Co.	110,600	1,877
Compass Minerals International, Inc.	3,700	198
Eldorado Gold Corp. (a)	183,100	1,815
First Quantum Minerals Ltd.	900	40
Franco-Nevada Corp.	1,400	39
Ivanhoe Mines Ltd. (a)	236,800	1,280
Lihir Gold Ltd. (a)	467,043	1,213
Newcrest Mining Ltd.	54,653	1,451
Newmont Mining Corp.	23,000	1,124
Silver Wheaton Corp. (a)	57,900	609
Timminco Ltd. (a)(e)	178,100	245
United States Steel Corp.	41,200	1,404
Vale SA sponsored ADR	16,800	322
Xstrata PLC	14,100	158
Yamana Gold, Inc.	191,100	2,247
		15,706
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	23,900	$ 566
Weyerhaeuser Co.	1,900	64
		630
TOTAL MATERIALS		47,867
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	118,516	2,938
Cincinnati Bell, Inc. (a)	335,000	935
Qwest Communications International, Inc.	917,643	4,001
Verizon Communications, Inc.	72,428	2,119
		9,993
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	558,300	2,875
Vivo Participacoes SA sponsored ADR	31,300	631
		3,506
TOTAL TELECOMMUNICATION SERVICES		13,499
UTILITIES - 2.7%
Electric Utilities - 1.4%
Allegheny Energy, Inc.	95,900	2,398
Entergy Corp.	25,202	1,881
Exelon Corp.	47,200	2,266
FirstEnergy Corp.	58,500	2,211
Public Power Corp. of Greece	30,900	703
		9,459
Gas Utilities - 0.2%
EQT Corp.	36,600	1,363
Questar Corp.	7,000	237
		1,600
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	120,900	1,208
Constellation Energy Group, Inc.	7,800	213
Dynegy, Inc. Class A (a)	244,400	491
NRG Energy, Inc. (a)	155,461	3,498
RRI Energy, Inc. (a)	188,350	1,032
		6,442
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.2%
CMS Energy Corp.	22,900	$ 260
Public Service Enterprise Group, Inc.	9,300	296
Sempra Energy	15,300	699
		1,255
TOTAL UTILITIES		18,756
TOTAL COMMON STOCKS (Cost $765,952)		694,451
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 1.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
McMoRan Exploration Co. 6.75%	6,000	336
SandRidge Energy, Inc. 8.50% (a)(f)	9,700	1,433
		1,769
FINANCIALS - 0.6%
Commercial Banks - 0.2%
East West Bancorp, Inc. Series A, 8.00%	400	210
Huntington Bancshares, Inc. 8.50%	1,819	1,155
UCBH Holdings, Inc. Series B, 8.50%	600	220
		1,585
Diversified Financial Services - 0.4%
CIT Group, Inc. Series C, 8.75%	85,800	2,049
Citigroup, Inc. Series T, 6.50%	12,300	479
		2,528
TOTAL FINANCIALS		4,113
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	900	765
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	24,800	$ 2,095
TOTAL CONVERTIBLE PREFERRED STOCKS		8,742
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA (a)	147,006	957
TOTAL PREFERRED STOCKS (Cost $11,855)		9,699
Investment Companies - 0.3%

Ares Capital Corp. (Cost $3,519)	279,068	2,135
Corporate Bonds - 1.2%
	Principal Amount (000s)
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Virgin Media, Inc. 6.5% 11/15/16 (f)	$ 1,490	1,173
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (f)	460	449
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(f)	1,845	745
TOTAL FINANCIALS		1,194
HEALTH CARE - 0.3%
Biotechnology - 0.1%
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	960	799
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (f)	$ 1,500	$ 1,135
TOTAL HEALTH CARE		1,934
INDUSTRIALS - 0.1%
Airlines - 0.1%
U.S. Airways Group, Inc. 7.25% 5/15/14	460	357
Machinery - 0.0%
Terex Corp. 4% 6/1/15	300	315
TOTAL INDUSTRIALS		672
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. 6% 5/1/15	1,730	830
Amkor Technology, Inc. 6% 4/15/14 (f)	470	752
		1,582
TOTAL CONVERTIBLE BONDS		6,555
Nonconvertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	620	422
8.25% 12/15/14	625	428
		850
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 10.125% 12/15/16	2,462	714
TOTAL NONCONVERTIBLE BONDS		1,564
TOTAL CORPORATE BONDS (Cost $8,604)		8,119
Money Market Funds - 1.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	3,110,786	$ 3,111
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	8,631,865	8,632
TOTAL MONEY MARKET FUNDS (Cost $11,743)		11,743
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $801,673)		726,147
NET OTHER ASSETS - (6.3)%		(43,288)
NET ASSETS - 100%		$ 682,859
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,219,000 or 0.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	101
Total	$ 109
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 726,147	$ 672,693	$ 53,454	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 3,694
Total Realized Gain (Loss)	654
Total Unrealized Gain (Loss)	1,244
Cost of Purchases	-
Proceeds of Sales	(2,486)
Amortization/Accretion	-
Transfer in/out of Level 3	(3,106)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.7%
Switzerland	2.3%
Canada	2.1%
Bermuda	1.9%
Norway	1.3%
Others (individually less than 1%)	5.7%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $197,128,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $3,905,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,378) - See accompanying schedule: Unaffiliated issuers (cost $789,930)	$ 714,404
Fidelity Central Funds (cost $11,743)	11,743
Total Investments (cost $801,673)		$ 726,147
Foreign currency held at value (cost $32)		32
Receivable for investments sold		5,037
Receivable for fund shares sold		354
Dividends receivable		1,107
Interest receivable		187
Distributions receivable from Fidelity Central Funds		22
Prepaid expenses		7
Other receivables		1
Total assets		732,894

Liabilities
Payable for investments purchased	$ 5,058
Payable for fund shares redeemed	35,504
Accrued management fee	298
Distribution fees payable	302
Other affiliated payables	198
Other payables and accrued expenses	43
Collateral on securities loaned, at value	8,632
Total liabilities		50,035

Net Assets		$ 682,859
Net Assets consist of:
Paid in capital		$ 1,106,444
Undistributed net investment income		1,045
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(349,108)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(75,522)
Net Assets		$ 682,859

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($197,372 ÷ 24,380 shares)	$ 8.10

Maximum offering price per share (100/94.25 of $8.10)	$ 8.59
Class T: Net Asset Value and redemption price per share ($259,167 ÷ 32,073 shares)	$ 8.08

Maximum offering price per share (100/96.50 of $8.08)	$ 8.37
Class B: Net Asset Value and offering price per share ($68,605 ÷ 8,670 shares)A	$ 7.91

Class C: Net Asset Value and offering price per share ($109,998 ÷ 13,946 shares)A	$ 7.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($47,717 ÷ 5,698 shares)	$ 8.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 5,781
Interest		268
Income from Fidelity Central Funds		109
Total income		6,158

Expenses
Management fee Basic fee	$ 1,770
Performance adjustment	(1,205)
Transfer agent fees	947
Distribution fees	1,647
Accounting and security lending fees	127
Custodian fees and expenses	54
Independent trustees' compensation	3
Registration fees	36
Audit	27
Legal	2
Miscellaneous	12
Total expenses before reductions	3,420
Expense reductions	(7)	3,413
Net investment income (loss)		2,745
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(130,963)
Foreign currency transactions	18
Total net realized gain (loss)		(130,945)
Change in net unrealized appreciation (depreciation) on: Investment securities	267,246
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		267,238
Net gain (loss)		136,293
Net increase (decrease) in net assets resulting from operations		$ 139,038

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,745	$ 18,311
Net realized gain (loss)	(130,945)	(306,180)
Change in net unrealized appreciation (depreciation)	267,238	(717,143)
Net increase (decrease) in net assets resulting from operations	139,038	(1,005,012)
Distributions to shareholders from net investment income	(9,305)	(17,860)
Distributions to shareholders from net realized gain	-	(209,478)
Total distributions	(9,305)	(227,338)
Share transactions - net increase (decrease)	(134,567)	(1,033,853)
Total increase (decrease) in net assets	(4,834)	(2,266,203)

Net Assets
Beginning of period	687,693	2,953,896
End of period (including undistributed net investment income of $1,045 and undistributed net investment income of $16,669, respectively)	$ 682,859	$ 687,693

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.64	$ 13.75	$ 13.61	$ 12.08	$ 11.49	$ 10.67
Income from Investment Operations
Net investment income (loss) E	.04	.11	.12	.11	.08	.13 H
Net realized and unrealized gain (loss)	1.56	(6.13)	.43	1.44	.63	.75
Total from investment operations	1.60	(6.02)	.55	1.55	.71	.88
Distributions from net investment income	(.14)	(.10)	(.14)	(.02)	(.12)	(.06)
Distributions from net realized gain	-	(.99)	(.28)	-	-	-
Total distributions	(.14)	(1.09)	(.41) J	(.02)	(.12)	(.06)
Net asset value, end of period	$ 8.10	$ 6.64	$ 13.75	$ 13.61	$ 12.08	$ 11.49
Total Return B,C,D	24.53%	(47.51)%	4.12%	12.86%	6.22%	8.27%
Ratios to Average Net Assets F,I
Expenses before reductions	.83% A	1.08%	1.12%	1.13%	1.15%	1.15%
Expenses net of fee waivers, if any	.83% A	1.08%	1.12%	1.13%	1.15%	1.15%
Expenses net of all reductions	.82% A	1.08%	1.11%	1.12%	1.13%	1.14%
Net investment income (loss)	1.15% A	1.02%	.84%	.90%	.68%	1.13%
Supplemental Data
Net assets, end of period (in millions)	$ 197	$ 192	$ 529	$ 530	$ 473	$ 469
Portfolio turnover rate G	88% A	122%	36%	29%	32%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.413 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.60	$ 13.67	$ 13.52	$ 12.00	$ 11.42	$ 10.60
Income from Investment Operations
Net investment income (loss) E	.03	.09	.09	.09	.06	.11 H
Net realized and unrealized gain (loss)	1.55	(6.11)	.44	1.43	.62	.75
Total from investment operations	1.58	(6.02)	.53	1.52	.68	.86
Distributions from net investment income	(.10)	(.06)	(.10)	-	(.10)	(.04)
Distributions from net realized gain	-	(.99)	(.28)	-	-	-
Total distributions	(.10)	(1.05)	(.38) J	-	(.10)	(.04)
Net asset value, end of period	$ 8.08	$ 6.60	$ 13.67	$ 13.52	$ 12.00	$ 11.42
Total Return B,C,D	24.30%	(47.66)%	3.97%	12.67%	5.99%	8.13%
Ratios to Average Net Assets F,I
Expenses before reductions	1.08% A	1.29%	1.33%	1.32%	1.31%	1.33%
Expenses net of fee waivers, if any	1.08% A	1.29%	1.33%	1.32%	1.31%	1.33%
Expenses net of all reductions	1.08% A	1.28%	1.32%	1.32%	1.29%	1.32%
Net investment income (loss)	.89% A	.82%	.63%	.71%	.52%	.95%
Supplemental Data
Net assets, end of period (in millions)	$ 259	$ 263	$ 962	$ 1,257	$ 1,511	$ 2,673
Portfolio turnover rate G	88% A	122%	36%	29%	32%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.380 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 13.29	$ 13.14	$ 11.74	$ 11.16	$ 10.39
Income from Investment Operations
Net investment income (loss) E	.01	.03	- J	.01	(.01)	.04 H
Net realized and unrealized gain (loss)	1.52	(5.94)	.43	1.39	.61	.73
Total from investment operations	1.53	(5.91)	.43	1.40	.60	.77
Distributions from net investment income	(.04)	-	(.01)	-	(.02)	-
Distributions from net realized gain	-	(.96)	(.28)	-	-	-
Total distributions	(.04)	(.96)	(.28) K	-	(.02)	-
Net asset value, end of period	$ 7.91	$ 6.42	$ 13.29	$ 13.14	$ 11.74	$ 11.16
Total Return B,C,D	23.89%	(47.88)%	3.32%	11.93%	5.38%	7.41%
Ratios to Average Net Assets F,I
Expenses before reductions	1.58% A	1.85%	1.92%	1.93%	1.95%	1.95%
Expenses net of fee waivers, if any	1.58% A	1.85%	1.92%	1.93%	1.95%	1.95%
Expenses net of all reductions	1.58% A	1.85%	1.92%	1.93%	1.94%	1.94%
Net investment income (loss)	.39% A	.26%	.04%	.10%	(.12)%	.33%
Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 75	$ 238	$ 314	$ 439	$ 559
Portfolio turnover rate G	88% A	122%	36%	29%	32%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.283 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.41	$ 13.30	$ 13.17	$ 11.76	$ 11.18	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.01	.03	.01	.02	(.01)	.04 H
Net realized and unrealized gain (loss)	1.52	(5.94)	.43	1.39	.62	.74
Total from investment operations	1.53	(5.91)	.44	1.41	.61	.78
Distributions from net investment income	(.05)	-	(.04)	-	(.03)	-
Distributions from net realized gain	-	(.98)	(.28)	-	-	-
Total distributions	(.05)	(.98)	(.31) J	-	(.03)	-
Net asset value, end of period	$ 7.89	$ 6.41	$ 13.30	$ 13.17	$ 11.76	$ 11.18
Total Return B,C,D	24.11%	(47.93)%	3.40%	11.99%	5.47%	7.50%
Ratios to Average Net Assets F,I
Expenses before reductions	1.58% A	1.82%	1.86%	1.87%	1.88%	1.88%
Expenses net of fee waivers, if any	1.58% A	1.82%	1.86%	1.87%	1.88%	1.88%
Expenses net of all reductions	1.58% A	1.81%	1.86%	1.86%	1.87%	1.87%
Net investment income (loss)	.39% A	.29%	.10%	.17%	(.06)%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 103	$ 277	$ 328	$ 379	$ 508
Portfolio turnover rate G	88% A	122%	36%	29%	32%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.314 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.73	$ 13.92	$ 13.76	$ 12.22	$ 11.61	$ 10.78
Income from Investment Operations
Net investment income (loss) D	.05	.15	.16	.16	.12	.17 G
Net realized and unrealized gain (loss)	1.61	(6.21)	.46	1.44	.64	.75
Total from investment operations	1.66	(6.06)	.62	1.60	.76	.92
Distributions from net investment income	(.02)	(.14)	(.18)	(.06)	(.15)	(.09)
Distributions from net realized gain	-	(.99)	(.28)	-	-	-
Total distributions	(.02)	(1.13)	(.46) I	(.06)	(.15)	(.09)
Net asset value, end of period	$ 8.37	$ 6.73	$ 13.92	$ 13.76	$ 12.22	$ 11.61
Total Return B,C	24.68%	(47.34)%	4.55%	13.17%	6.60%	8.57%
Ratios to Average Net Assets E,H
Expenses before reductions	.39% A	.76%	.82%	.80%	.80%	.82%
Expenses net of fee waivers, if any	.39% A	.76%	.82%	.80%	.80%	.82%
Expenses net of all reductions	.39% A	.75%	.82%	.80%	.79%	.81%
Net investment income (loss)	1.58% A	1.35%	1.14%	1.23%	1.02%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 55	$ 948	$ 1,149	$ 922	$ 863
Portfolio turnover rate F	88% A	122%	36%	29%	32%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.456 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 72,715
Unrealized depreciation	(166,930)
Net unrealized appreciation (depreciation)	$ (94,215)
Cost for federal income tax purposes	$ 820,362

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $279,154 and $378,346, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .18% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 213	$ 3
Class T	.25%	.25%	625	1
Class B	.75%	.25%	329	247
Class C	.75%	.25%	480	16
			$ 1,647	$ 267

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	8
Class B*	58
Class C*	3
$ 83

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 267.31
Class T	398.32
Class B	104.32
Class C	151.31
Institutional Class	27.13
	$ 947

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,298.25%		$ -*

* Amount represents less than one thousand

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

8. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $101.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 3,933	$ 3,778
Class T	3,997	4,316
Class B	410	-
Class C	849	-
Institutional Class	116	9,766
Total	$ 9,305	$ 17,860
From net realized gain
Class A	$ -	$ 36,714
Class T	-	67,807
Class B	-	16,957
Class C	-	20,251
Institutional Class	-	67,749
Total	$ -	$ 209,478

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	3,363	7,662	$ 22,251	$ 83,975
Reinvestment of distributions	533	2,966	3,557	37,418
Shares redeemed	(8,491)	(20,128)	(55,831)	(220,919)
Net increase (decrease)	(4,595)	(9,500)	$ (30,023)	$ (99,526)
Class T
Shares sold	3,955	5,847	$ 26,022	$ 61,118
Reinvestment of distributions	578	5,598	3,851	70,320
Shares redeemed	(12,308)	(41,984)	(86,609)	(471,240)
Net increase (decrease)	(7,775)	(30,539)	$ (56,736)	$ (339,802)
Class B
Shares sold	295	615	$ 1,910	$ 6,461
Reinvestment of distributions	55	1,182	358	14,513
Shares redeemed	(3,358)	(8,034)	(21,335)	(83,404)
Net increase (decrease)	(3,008)	(6,237)	$ (19,067)	$ (62,430)
Class C
Shares sold	664	1,260	$ 4,287	$ 13,203
Reinvestment of distributions	107	1,340	695	16,436
Shares redeemed	(2,847)	(7,382)	(17,791)	(75,632)
Net increase (decrease)	(2,076)	(4,782)	$ (12,809)	$ (45,993)
Institutional Class
Shares sold	521	14,230	$ 3,694	$ 155,630
Reinvestment of distributions	13	4,390	86	55,945
Shares redeemed	(2,961)	(78,607)	(19,712)	(697,677)
Net increase (decrease)	(2,427)	(59,987)	$ (15,932)	$ (486,102)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADGFI-USAN-0709
1.786780.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Dynamic Capital Appreciation
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.08%
Actual		$ 1,000.00	$ 1,153.40	$ 5.80
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.44
Class T	1.33%
Actual		$ 1,000.00	$ 1,151.80	$ 7.14
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.83%
Actual		$ 1,000.00	$ 1,148.80	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.83%
Actual		$ 1,000.00	$ 1,148.20	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,154.90	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	6.0	7.4
Biogen Idec, Inc.	5.1	5.0
CME Group, Inc.	5.1	3.8
Bank of America Corp.	3.7	0.0
Qwest Communications International, Inc.	3.3	2.5
Morgan Stanley	3.3	0.0
AMR Corp.	2.3	3.3
Sprint Nextel Corp.	2.2	0.0
Applied Materials, Inc.	2.0	2.0
Pfizer, Inc.	1.8	2.1
	34.8
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.9	13.3
Financials	19.4	5.2
Health Care	13.8	24.4
Information Technology	11.5	9.6
Industrials	8.9	13.0
Asset Allocation (% of fund's net assets)
As of May 31, 2009*		As of November 30, 2008**
	Stocks 93.4%		Stocks 88.6%
	Bonds 0.0%		Bonds 0.0%
	Short-Term Investments and Net Other Assets 6.6%		Short-Term Investments and Net Other Assets 11.4%
* Foreign investments	8.2%	** Foreign investments	4.3%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 0.7%
Johnson Controls, Inc.	203,891	$ 4,063,548
Automobiles - 0.0%
Harley-Davidson, Inc.	10,500	178,185
Diversified Consumer Services - 0.1%
Sotheby's Class A (ltd. vtg.) (d)	47,100	499,260
Hotels, Restaurants & Leisure - 1.8%
Orient Express Hotels Ltd. Class A	106,200	756,144
Paddy Power PLC (Ireland)	189,000	4,573,135
The Cheesecake Factory, Inc. (a)	80,780	1,382,146
Wendy's/Arby's Group, Inc.	721,811	3,031,606
		9,743,031
Media - 12.3%
CBS Corp. Class B	575,000	4,243,500
Comcast Corp. Class A (special) (non-vtg.)	263,407	3,424,291
Gannett Co., Inc. (d)	320,300	1,527,831
Grupo Televisa SA de CV (CPO) sponsored ADR	83,700	1,488,186
Interpublic Group of Companies, Inc. (a)	1,230,700	6,448,868
Lamar Advertising Co. Class A (a)(d)	121,801	2,261,845
Mediacom Communications Corp. Class A (a)	295,625	1,770,794
The DIRECTV Group, Inc. (a)	259,500	5,838,750
The Walt Disney Co.	1,385,314	33,552,306
Virgin Media, Inc.	989,761	8,610,921
		69,167,292
Multiline Retail - 0.3%
Macy's, Inc.	142,900	1,669,072
Specialty Retail - 4.6%
Abercrombie & Fitch Co. Class A	62,700	1,887,897
Aeropostale, Inc. (a)	68,831	2,382,929
American Eagle Outfitters, Inc.	159,750	2,365,898
AnnTaylor Stores Corp. (a)	114,687	839,509
AutoNation, Inc. (a)(d)	146,466	2,325,880
Chico's FAS, Inc. (a)	106,171	1,036,229
Gap, Inc.	167,376	2,987,662
Genesco, Inc. (a)	57,464	1,481,997
Guess?, Inc.	32,152	830,165
Gymboree Corp. (a)	58,316	2,148,945
Jo-Ann Stores, Inc. (a)	10,500	226,905
New York & Co., Inc. (a)	159,200	573,120
Stage Stores, Inc.	74,800	907,324
The Buckle, Inc. (d)	58,258	2,084,471
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Children's Place Retail Stores, Inc. (a)	58,264	$ 2,092,260
Urban Outfitters, Inc. (a)	74,200	1,515,164
		25,686,355
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc. (a)	26,113	617,572
TOTAL CONSUMER DISCRETIONARY		111,624,315
ENERGY - 7.8%
Energy Equipment & Services - 1.3%
Schlumberger Ltd. (NY Shares)	94,200	5,391,066
Willbros Group, Inc. (a)	102,164	1,560,044
		6,951,110
Oil, Gas & Consumable Fuels - 6.5%
Arch Coal, Inc.	88,900	1,647,317
EXCO Resources, Inc. (a)	213,628	3,287,735
James River Coal Co. (a)	99,051	2,220,723
Marathon Oil Corp.	136,000	4,335,680
Petrohawk Energy Corp. (a)	90,100	2,270,520
Petroleo Brasileiro SA - Petrobras sponsored ADR	214,700	9,453,241
Range Resources Corp.	63,500	2,908,935
Southwestern Energy Co. (a)	85,764	3,728,161
XTO Energy, Inc.	158,600	6,783,322
		36,635,634
TOTAL ENERGY		43,586,744
FINANCIALS - 19.4%
Capital Markets - 4.8%
Goldman Sachs Group, Inc.	36,600	5,291,262
Janus Capital Group, Inc.	283,081	2,870,441
Morgan Stanley	615,165	18,651,803
		26,813,506
Commercial Banks - 4.0%
PNC Financial Services Group, Inc.	151,700	6,909,935
TCF Financial Corp.	58,200	835,752
U.S. Bancorp, Delaware	251,100	4,821,120
Wells Fargo & Co.	388,800	9,914,400
		22,481,207
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.5%
Capital One Financial Corp.	120,300	$ 2,940,132
Diversified Financial Services - 8.8%
Bank of America Corp.	1,846,420	20,809,153
CME Group, Inc.	89,014	28,630,463
		49,439,616
Real Estate Management & Development - 1.3%
CB Richard Ellis Group, Inc. Class A (a)	1,039,808	7,590,598
TOTAL FINANCIALS		109,265,059
HEALTH CARE - 13.8%
Biotechnology - 5.1%
Biogen Idec, Inc. (a)	552,924	28,635,934
Health Care Providers & Services - 1.5%
VCA Antech, Inc. (a)	343,657	8,340,555
Pharmaceuticals - 7.2%
Allergan, Inc.	160,927	7,101,709
Bristol-Myers Squibb Co.	182,716	3,639,703
Elan Corp. PLC sponsored ADR (a)	830,842	5,799,277
Pfizer, Inc.	681,130	10,346,365
Questcor Pharmaceuticals, Inc. (a)	117,178	499,178
Schering-Plough Corp.	288,371	7,036,252
Wyeth	141,300	6,338,718
		40,761,202
TOTAL HEALTH CARE		77,737,691
INDUSTRIALS - 8.9%
Airlines - 6.7%
AMR Corp. (a)	2,929,032	13,034,192
Continental Airlines, Inc. Class B (a)(d)	1,107,390	10,320,875
Delta Air Lines, Inc. (a)	1,384,545	8,044,206
UAL Corp. (a)(d)	807,929	3,764,949
US Airways Group, Inc. (a)(d)	1,010,300	2,606,574
		37,770,796
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	19,800	354,024
Electrical Equipment - 1.3%
Alstom SA	115,536	7,374,085
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.5%
Deere & Co.	55,851	$ 2,427,843
EnPro Industries, Inc. (a)	11,100	195,471
		2,623,314
Road & Rail - 0.2%
Landstar System, Inc.	36,600	1,390,800
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	29,600	429,200
TOTAL INDUSTRIALS		49,942,219
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.8%
Cisco Systems, Inc. (a)	202,210	3,740,885
Juniper Networks, Inc. (a)	78,500	1,941,305
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	491,500	4,575,865
		10,258,055
Computers & Peripherals - 1.8%
Apple, Inc. (a)	68,000	9,235,080
Seagate Technology	104,700	911,937
		10,147,017
Internet Software & Services - 0.7%
DealerTrack Holdings, Inc. (a)	89,840	1,289,204
Equinix, Inc. (a)	36,986	2,751,758
		4,040,962
IT Services - 0.2%
Alliance Data Systems Corp. (a)	22,000	891,000
Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials, Inc.	1,007,500	11,344,450
ASML Holding NV (NY Shares)	156,200	3,233,340
Intersil Corp. Class A	121,764	1,491,609
KLA-Tencor Corp.	175,129	4,728,483
Kulicke & Soffa Industries, Inc. (a)	278,266	1,282,806
Lam Research Corp. (a)	173,198	4,536,056
National Semiconductor Corp.	121,588	1,687,641
Novellus Systems, Inc. (a)	87,200	1,563,496
NVIDIA Corp. (a)	132,200	1,378,846
		31,246,727
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.4%
Microsoft Corp.	387,100	$ 8,086,519
TOTAL INFORMATION TECHNOLOGY		64,670,280
MATERIALS - 4.7%
Chemicals - 4.0%
Ashland, Inc.	148,400	3,977,120
Dow Chemical Co.	250,900	4,435,912
Eastman Chemical Co.	47,100	1,951,824
FMC Corp.	120,068	6,525,696
Terra Industries, Inc.	83,700	2,326,023
The Mosaic Co.	62,800	3,435,160
		22,651,735
Paper & Forest Products - 0.7%
International Paper Co.	209,061	3,004,207
Louisiana-Pacific Corp.	212,310	921,425
		3,925,632
TOTAL MATERIALS		26,577,367
TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 4.1%
Cbeyond, Inc. (a)	249,611	4,290,813
Qwest Communications International, Inc. (d)	4,319,200	18,831,712
		23,122,525
Wireless Telecommunication Services - 3.3%
Leap Wireless International, Inc. (a)	101,533	3,806,472
Millicom International Cellular SA	35,219	2,137,793
Sprint Nextel Corp. (a)	2,394,625	12,332,319
		18,276,584
TOTAL TELECOMMUNICATION SERVICES		41,399,109
TOTAL COMMON STOCKS (Cost $672,803,364)		524,802,784
Money Market Funds - 12.5%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	34,573,045	$ 34,573,045
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	35,536,775	35,536,775
TOTAL MONEY MARKET FUNDS (Cost $70,109,820)		70,109,820
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $742,913,184)		594,912,604
NET OTHER ASSETS - (5.9)%		(33,159,601)
NET ASSETS - 100%		$ 561,753,003
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 123,859
Fidelity Securities Lending Cash Central Fund	251,997
Total	$ 375,856
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 594,912,604	$ 582,965,384	$ 11,947,220	$ -
Income Tax Information

At November 30, 2008, the fund had a capital loss carryforward of approximately $179,919,394 of which $22,668,692, $34,337,239 and $122,913,463 will expire on November 30, 2009, 2010 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $36,818,075 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $34,761,703) - See accompanying schedule: Unaffiliated issuers (cost $672,803,364)	$ 524,802,784
Fidelity Central Funds (cost $70,109,820)	70,109,820
Total Investments (cost $742,913,184)		$ 594,912,604
Receivable for investments sold		7,575,707
Receivable for fund shares sold		665,695
Dividends receivable		915,042
Distributions receivable from Fidelity Central Funds		88,120
Prepaid expenses		4,112
Other receivables		670
Total assets		604,161,950

Liabilities
Payable for investments purchased	$ 5,043,875
Payable for fund shares redeemed	1,261,320
Accrued management fee	227,475
Distribution fees payable	152,619
Other affiliated payables	152,384
Other payables and accrued expenses	34,499
Collateral on securities loaned, at value	35,536,775
Total liabilities		42,408,947

Net Assets		$ 561,753,003
Net Assets consist of:
Paid in capital		$ 953,174,749
Accumulated net investment loss		(1,867,932)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(241,553,234)
Net unrealized appreciation (depreciation) on investments		(148,000,580)
Net Assets		$ 561,753,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($196,848,256 ÷ 15,265,208 shares)	$ 12.90

Maximum offering price per share (100/94.25 of $12.90)	$ 13.69
Class T: Net Asset Value and redemption price per share ($124,134,680 ÷ 9,788,915 shares)	$ 12.68

Maximum offering price per share (100/96.50 of $12.68)	$ 13.14
Class B: Net Asset Value and offering price per share ($21,068,201 ÷ 1,726,814 shares)A	$ 12.20

Class C: Net Asset Value and offering price per share ($53,759,127 ÷ 4,392,125 shares)A	$ 12.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($165,942,739 ÷ 12,605,793 shares)	$ 13.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 2,016,497
Interest		79
Income from Fidelity Central Funds (including $251,997 from security lending)		375,856
Total income		2,392,432

Expenses
Management fee Basic fee	$ 1,464,731
Performance adjustment	(364,123)
Transfer agent fees	762,499
Distribution fees	863,159
Accounting and security lending fees	113,295
Custodian fees and expenses	41,872
Independent trustees' compensation	2,043
Registration fees	31,179
Audit	25,245
Legal	1,248
Miscellaneous	6,419
Total expenses before reductions	2,947,567
Expense reductions	(1,400)	2,946,167
Net investment income (loss)		(553,735)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(21,803,101)
Foreign currency transactions	11,435
Total net realized gain (loss)		(21,791,666)
Change in net unrealized appreciation (depreciation) on: Investment securities	97,877,315
Assets and liabilities in foreign currencies	1,076
Total change in net unrealized appreciation (depreciation)		97,878,391
Net gain (loss)		76,086,725
Net increase (decrease) in net assets resulting from operations		$ 75,532,990

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (553,735)	$ 2,604,441
Net realized gain (loss)	(21,791,666)	(162,549,927)
Change in net unrealized appreciation (depreciation)	97,878,391	(343,985,391)
Net increase (decrease) in net assets resulting from operations	75,532,990	(503,930,877)
Distributions to shareholders from net investment income	(3,580,782)	-
Share transactions - net increase (decrease)	(59,635,075)	(13,444,376)
Total increase (decrease) in net assets	12,317,133	(517,375,253)

Net Assets
Beginning of period	549,435,870	1,066,811,123
End of period (including accumulated net investment loss of $1,867,932 and undistributed net investment income of $2,266,585, respectively)	$ 561,753,003	$ 549,435,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 20.79	$ 18.41	$ 16.27	$ 13.33	$ 13.02
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.02	.02	(.05) H	(.13) I, K
Net realized and unrealized gain (loss)	1.73	(9.59)	2.36	2.12	2.99	.44
Total from investment operations	1.72	(9.53)	2.38	2.14	2.94	.31
Distributions from net investment income	(.08)	-	-	-	-	-
Net asset value, end of period	$ 12.90	$ 11.26	$ 20.79	$ 18.41	$ 16.27	$ 13.33
Total Return B, C, D	15.34%	(45.84)%	12.93%	13.15%	22.06%	2.38%
Ratios to Average Net Assets F, J
Expenses before reductions	1.08% A	1.17%	1.20%	1.23%	1.32%	1.38%
Expenses net of fee waivers, if any	1.08%A	1.17%	1.20%	1.23%	1.29%	1.38%
Expenses net of all reductions	1.08%A	1.16%	1.19%	1.20%	1.22%	1.30%
Net investment income (loss)	(.15)%A	.38%	.08%	.09%	(.32)% H	(1.00)% I, K
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,848	$ 192,603	$ 417,442	$ 167,868	$ 44,542	$ 29,251
Portfolio turnover rate G	259%A	171%	139%	150%	204%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 20.42	$ 18.13	$ 16.06	$ 13.19	$ 12.91
Income from Investment Operations
Net investmen t income (loss) E	(.02)	.02	(.03)	(.03)	(.08) H	(.16) I, K
Net realized and unrealized gain (loss)	1.69	(9.41)	2.32	2.10	2.95	.44
Total from investment operations	1.67	(9.39)	2.29	2.07	2.87	.28
Distributions from net investment income	(.02)	-	-	-	-	-
Net asset value, end of period	$ 12.68	$ 11.03	$ 20.42	$ 18.13	$ 16.06	$ 13.19
Total Return B, C, D	15.18%	(45.98)%	12.63%	12.89%	21.76%	2.17%
Ratios to Average Net Assets F, J
Expenses before reductions	1.33% A	1.41%	1.43%	1.47%	1.56%	1.59%
Expenses net of fee waivers, if any	1.33%A	1.41%	1.43%	1.47%	1.54%	1.59%
Expenses net of all reductions	1.33%A	1.40%	1.42%	1.45%	1.47%	1.52%
Net investment income (loss)	(.41)%A	.13%	(.15)%	(.15)%	(.57)% H	(1.21)% I, K
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,135	$ 120,083	$ 301,521	$ 224,550	$ 128,795	$ 146,833
Portfolio turnover rate G	259%A	171%	139%	150%	204%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.23)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 19.76	$ 17.64	$ 15.71	$ 12.97	$ 12.76
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)	(.13)	(.11)	(.15)H	(.23)I,K
Net realized and unrealized gain (loss)	1.63	(9.08)	2.25	2.04	2.89	.44
Total from investment operations	1.58	(9.14)	2.12	1.93	2.74	.21
Net asset value, end of period	$ 12.20	$ 10.62	$ 19.76	$ 17.64	$ 15.71	$ 12.97
Total Return B, C, D	14.88%	(46.26)%	12.02%	12.29%	21.13%	1.65%
Ratios to Average Net Assets F, J
Expenses before reductions	1.83% A	1.93%	1.98%	2.01%	2.07%	2.18%
Expenses net of fee waivers, if any	1.83% A	1.93%	1.98%	2.00%	2.05%	2.18%
Expenses net of all reductions	1.83% A	1.92%	1.98%	1.97%	1.98%	2.10%
Net investment income (loss)	(.91)% A	(.39)%	(.70)%	(.68)%	(1.08)%H	(1.80)%I, K
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,068	$ 21,846	$ 60,846	$ 66,973	$ 58,279	$ 63,970
Portfolio turnover rate G	259% A	171%	139%	150%	204%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.82)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 19.82	$ 17.68	$ 15.74	$ 12.99	$ 12.78
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)	(.12)	(.11)	(.15)H	(.21) I, K
Net realized and unrealized gain (loss)	1.63	(9.10)	2.26	2.05	2.90	.42
Total from investment operations	1.58	(9.16)	2.14	1.94	2.75	.21
Net asset value, end of period	$ 12.24	$ 10.66	$ 19.82	$ 17.68	$ 15.74	$ 12.99
Total Return B, C, D	14.82%	(46.22)%	12.10%	12.33%	21.17%	1.64%
Ratios to Average Net Assets F, J
Expenses before reductions	1.83% A	1.90%	1.93%	1.97%	2.06%	2.08%
Expenses net of fee waivers, if any	1.83% A	1.90%	1.93%	1.97%	2.03%	2.08%
Expenses net of all reductions	1.83% A	1.90%	1.92%	1.95%	1.97%	2.00%
Net investment income (loss)	(.90)% A	(.36)%	(.65)%	(.66)%	(1.07)%H	(1.70)% I, K
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,759	$ 55,506	$ 152,514	$ 80,758	$ 41,059	$ 42,171
Portfolio turnover rate G	259% A	171%	139%	150%	204%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.28)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.72)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 21.24	$ 18.75	$ 16.51	$ 13.48	$ 13.12
Income from Investment Operations
Net investment income (loss)D	.01	.12	.09	.08	(.01) G	(.08) H,J
Net realized and unrealized gain (loss)	1.76	(9.82)	2.40	2.16	3.04	.44
Total from investment operations	1.77	(9.70)	2.49	2.24	3.03	.36
Distributions from net investment income	(.15)	-	-	-	-	-
Net asset value, end of period	$ 13.16	$ 11.54	$ 21.24	$ 18.75	$ 16.51	$ 13.48
Total Return B, C	15.49%	(45.67)%	13.28%	13.57%	22.48%	2.74%
Ratios to Average Net Assets E, I
Expenses before reductions	.75% A	.84%	.86%	.84%	1.01%	1.02%
Expenses net of fee waivers, if any	.75% A	.84%	.86%	.84%	1.01%	1.02%
Expenses net of all reductions	.75% A	.83%	.85%	.82%	.94%	.94%
Net investment income (loss)	.18% A	.71%	.42%	.47%	(.05)%G	(.64)%H,J
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,943	$ 159,399	$ 134,487	$ 38,194	$ 1,827	$ 2,755
Portfolio turnover rate F	259% A	171%	139%	150%	204%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Dynamic Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2008, dividend income has been reduced $2,280,036 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the fund. Interest income and distributions from the Fidelity Central Funds are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 51,878,263
Unrealized depreciation	(201,753,021)
Net unrealized appreciation (depreciation)	$ (149,874,758)
Cost for federal income tax purposes	$ 744,787,362
Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $618,369,190 and $653,467,181, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on November 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in October 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 224,967	$ 6,989
Class T	.25%	.25%	283,463	-
Class B	.75%	.25%	100,826	75,662
Class C	.75%	.25%	253,903	12,531
			$ 863,159	$ 95,182

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,601
Class T	4,857
Class B*	27,951
Class C*	2,120
$ 45,529

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 286,085.32
Class T	182,759.32
Class B	32,534.32
Class C	80,589.32
Institutional Class	180,532.24
	$ 762,499

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,404 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,654 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,400 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 1,326,909	$ -
Class T	234,767	-
Institutional Class	2,019,106	-
Total	$ 3,580,782	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	1,520,296	5,231,168	$ 17,051,801	$ 92,975,017
Reinvestment of distributions	110,981	-	1,278,500	-
Shares redeemed	(3,472,007)	(8,204,236)	(38,692,619)	(137,493,561)
Net increase (decrease)	(1,840,730)	(2,973,068)	$ (20,362,318)	$ (44,518,544)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class T
Shares sold	845,214	1,654,913	$ 9,233,886	$ 27,954,429
Reinvestment of distributions	20,312	-	230,342	-
Shares redeemed	(1,960,253)	(5,535,442)	(21,322,680)	(91,850,198)
Net increase (decrease)	(1,094,727)	(3,880,529)	$ (11,858,452)	$ (63,895,769)
Class B
Shares sold	96,559	239,320	$ 1,023,842	$ 3,915,004
Shares redeemed	(426,545)	(1,261,646)	(4,490,332)	(20,534,106)
Net increase (decrease)	(329,986)	(1,022,326)	$ (3,466,490)	$ (16,619,102)
Class C
Shares sold	313,642	653,760	$ 3,366,180	$ 10,921,671
Shares redeemed	(1,130,780)	(3,139,388)	(11,919,907)	(49,208,046)
Net increase (decrease)	(817,138)	(2,485,628)	$ (8,553,727)	$ (38,286,375)
Institutional Class
Shares sold	2,004,705	12,500,473	$ 22,074,380	$ 237,476,202
Reinvestment of distributions	156,940	-	1,842,480	-
Shares redeemed	(3,365,604)	(5,022,331)	(39,310,948)	(87,600,788)
Net increase (decrease)	(1,203,959)	7,478,142	$ (15,394,088)	$ 149,875,414

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ARG-USAN-0709
1.786781.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Dynamic Capital Appreciation
Fund - Institutional Class

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.08%
Actual		$ 1,000.00	$ 1,153.40	$ 5.80
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.44
Class T	1.33%
Actual		$ 1,000.00	$ 1,151.80	$ 7.14
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.83%
Actual		$ 1,000.00	$ 1,148.80	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.83%
Actual		$ 1,000.00	$ 1,148.20	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,154.90	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	6.0	7.4
Biogen Idec, Inc.	5.1	5.0
CME Group, Inc.	5.1	3.8
Bank of America Corp.	3.7	0.0
Qwest Communications International, Inc.	3.3	2.5
Morgan Stanley	3.3	0.0
AMR Corp.	2.3	3.3
Sprint Nextel Corp.	2.2	0.0
Applied Materials, Inc.	2.0	2.0
Pfizer, Inc.	1.8	2.1
	34.8
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.9	13.3
Financials	19.4	5.2
Health Care	13.8	24.4
Information Technology	11.5	9.6
Industrials	8.9	13.0
Asset Allocation (% of fund's net assets)
As of May 31, 2009*		As of November 30, 2008**
	Stocks 93.4%		Stocks 88.6%
	Bonds 0.0%		Bonds 0.0%
	Short-Term Investments and Net Other Assets 6.6%		Short-Term Investments and Net Other Assets 11.4%
* Foreign investments	8.2%	** Foreign investments	4.3%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 0.7%
Johnson Controls, Inc.	203,891	$ 4,063,548
Automobiles - 0.0%
Harley-Davidson, Inc.	10,500	178,185
Diversified Consumer Services - 0.1%
Sotheby's Class A (ltd. vtg.) (d)	47,100	499,260
Hotels, Restaurants & Leisure - 1.8%
Orient Express Hotels Ltd. Class A	106,200	756,144
Paddy Power PLC (Ireland)	189,000	4,573,135
The Cheesecake Factory, Inc. (a)	80,780	1,382,146
Wendy's/Arby's Group, Inc.	721,811	3,031,606
		9,743,031
Media - 12.3%
CBS Corp. Class B	575,000	4,243,500
Comcast Corp. Class A (special) (non-vtg.)	263,407	3,424,291
Gannett Co., Inc. (d)	320,300	1,527,831
Grupo Televisa SA de CV (CPO) sponsored ADR	83,700	1,488,186
Interpublic Group of Companies, Inc. (a)	1,230,700	6,448,868
Lamar Advertising Co. Class A (a)(d)	121,801	2,261,845
Mediacom Communications Corp. Class A (a)	295,625	1,770,794
The DIRECTV Group, Inc. (a)	259,500	5,838,750
The Walt Disney Co.	1,385,314	33,552,306
Virgin Media, Inc.	989,761	8,610,921
		69,167,292
Multiline Retail - 0.3%
Macy's, Inc.	142,900	1,669,072
Specialty Retail - 4.6%
Abercrombie & Fitch Co. Class A	62,700	1,887,897
Aeropostale, Inc. (a)	68,831	2,382,929
American Eagle Outfitters, Inc.	159,750	2,365,898
AnnTaylor Stores Corp. (a)	114,687	839,509
AutoNation, Inc. (a)(d)	146,466	2,325,880
Chico's FAS, Inc. (a)	106,171	1,036,229
Gap, Inc.	167,376	2,987,662
Genesco, Inc. (a)	57,464	1,481,997
Guess?, Inc.	32,152	830,165
Gymboree Corp. (a)	58,316	2,148,945
Jo-Ann Stores, Inc. (a)	10,500	226,905
New York & Co., Inc. (a)	159,200	573,120
Stage Stores, Inc.	74,800	907,324
The Buckle, Inc. (d)	58,258	2,084,471
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Children's Place Retail Stores, Inc. (a)	58,264	$ 2,092,260
Urban Outfitters, Inc. (a)	74,200	1,515,164
		25,686,355
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc. (a)	26,113	617,572
TOTAL CONSUMER DISCRETIONARY		111,624,315
ENERGY - 7.8%
Energy Equipment & Services - 1.3%
Schlumberger Ltd. (NY Shares)	94,200	5,391,066
Willbros Group, Inc. (a)	102,164	1,560,044
		6,951,110
Oil, Gas & Consumable Fuels - 6.5%
Arch Coal, Inc.	88,900	1,647,317
EXCO Resources, Inc. (a)	213,628	3,287,735
James River Coal Co. (a)	99,051	2,220,723
Marathon Oil Corp.	136,000	4,335,680
Petrohawk Energy Corp. (a)	90,100	2,270,520
Petroleo Brasileiro SA - Petrobras sponsored ADR	214,700	9,453,241
Range Resources Corp.	63,500	2,908,935
Southwestern Energy Co. (a)	85,764	3,728,161
XTO Energy, Inc.	158,600	6,783,322
		36,635,634
TOTAL ENERGY		43,586,744
FINANCIALS - 19.4%
Capital Markets - 4.8%
Goldman Sachs Group, Inc.	36,600	5,291,262
Janus Capital Group, Inc.	283,081	2,870,441
Morgan Stanley	615,165	18,651,803
		26,813,506
Commercial Banks - 4.0%
PNC Financial Services Group, Inc.	151,700	6,909,935
TCF Financial Corp.	58,200	835,752
U.S. Bancorp, Delaware	251,100	4,821,120
Wells Fargo & Co.	388,800	9,914,400
		22,481,207
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.5%
Capital One Financial Corp.	120,300	$ 2,940,132
Diversified Financial Services - 8.8%
Bank of America Corp.	1,846,420	20,809,153
CME Group, Inc.	89,014	28,630,463
		49,439,616
Real Estate Management & Development - 1.3%
CB Richard Ellis Group, Inc. Class A (a)	1,039,808	7,590,598
TOTAL FINANCIALS		109,265,059
HEALTH CARE - 13.8%
Biotechnology - 5.1%
Biogen Idec, Inc. (a)	552,924	28,635,934
Health Care Providers & Services - 1.5%
VCA Antech, Inc. (a)	343,657	8,340,555
Pharmaceuticals - 7.2%
Allergan, Inc.	160,927	7,101,709
Bristol-Myers Squibb Co.	182,716	3,639,703
Elan Corp. PLC sponsored ADR (a)	830,842	5,799,277
Pfizer, Inc.	681,130	10,346,365
Questcor Pharmaceuticals, Inc. (a)	117,178	499,178
Schering-Plough Corp.	288,371	7,036,252
Wyeth	141,300	6,338,718
		40,761,202
TOTAL HEALTH CARE		77,737,691
INDUSTRIALS - 8.9%
Airlines - 6.7%
AMR Corp. (a)	2,929,032	13,034,192
Continental Airlines, Inc. Class B (a)(d)	1,107,390	10,320,875
Delta Air Lines, Inc. (a)	1,384,545	8,044,206
UAL Corp. (a)(d)	807,929	3,764,949
US Airways Group, Inc. (a)(d)	1,010,300	2,606,574
		37,770,796
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	19,800	354,024
Electrical Equipment - 1.3%
Alstom SA	115,536	7,374,085
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.5%
Deere & Co.	55,851	$ 2,427,843
EnPro Industries, Inc. (a)	11,100	195,471
		2,623,314
Road & Rail - 0.2%
Landstar System, Inc.	36,600	1,390,800
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	29,600	429,200
TOTAL INDUSTRIALS		49,942,219
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.8%
Cisco Systems, Inc. (a)	202,210	3,740,885
Juniper Networks, Inc. (a)	78,500	1,941,305
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	491,500	4,575,865
		10,258,055
Computers & Peripherals - 1.8%
Apple, Inc. (a)	68,000	9,235,080
Seagate Technology	104,700	911,937
		10,147,017
Internet Software & Services - 0.7%
DealerTrack Holdings, Inc. (a)	89,840	1,289,204
Equinix, Inc. (a)	36,986	2,751,758
		4,040,962
IT Services - 0.2%
Alliance Data Systems Corp. (a)	22,000	891,000
Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials, Inc.	1,007,500	11,344,450
ASML Holding NV (NY Shares)	156,200	3,233,340
Intersil Corp. Class A	121,764	1,491,609
KLA-Tencor Corp.	175,129	4,728,483
Kulicke & Soffa Industries, Inc. (a)	278,266	1,282,806
Lam Research Corp. (a)	173,198	4,536,056
National Semiconductor Corp.	121,588	1,687,641
Novellus Systems, Inc. (a)	87,200	1,563,496
NVIDIA Corp. (a)	132,200	1,378,846
		31,246,727
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.4%
Microsoft Corp.	387,100	$ 8,086,519
TOTAL INFORMATION TECHNOLOGY		64,670,280
MATERIALS - 4.7%
Chemicals - 4.0%
Ashland, Inc.	148,400	3,977,120
Dow Chemical Co.	250,900	4,435,912
Eastman Chemical Co.	47,100	1,951,824
FMC Corp.	120,068	6,525,696
Terra Industries, Inc.	83,700	2,326,023
The Mosaic Co.	62,800	3,435,160
		22,651,735
Paper & Forest Products - 0.7%
International Paper Co.	209,061	3,004,207
Louisiana-Pacific Corp.	212,310	921,425
		3,925,632
TOTAL MATERIALS		26,577,367
TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 4.1%
Cbeyond, Inc. (a)	249,611	4,290,813
Qwest Communications International, Inc. (d)	4,319,200	18,831,712
		23,122,525
Wireless Telecommunication Services - 3.3%
Leap Wireless International, Inc. (a)	101,533	3,806,472
Millicom International Cellular SA	35,219	2,137,793
Sprint Nextel Corp. (a)	2,394,625	12,332,319
		18,276,584
TOTAL TELECOMMUNICATION SERVICES		41,399,109
TOTAL COMMON STOCKS (Cost $672,803,364)		524,802,784
Money Market Funds - 12.5%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	34,573,045	$ 34,573,045
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	35,536,775	35,536,775
TOTAL MONEY MARKET FUNDS (Cost $70,109,820)		70,109,820
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $742,913,184)		594,912,604
NET OTHER ASSETS - (5.9)%		(33,159,601)
NET ASSETS - 100%		$ 561,753,003
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 123,859
Fidelity Securities Lending Cash Central Fund	251,997
Total	$ 375,856
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 594,912,604	$ 582,965,384	$ 11,947,220	$ -
Income Tax Information

At November 30, 2008, the fund had a capital loss carryforward of approximately $179,919,394 of which $22,668,692, $34,337,239 and $122,913,463 will expire on November 30, 2009, 2010 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $36,818,075 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $34,761,703) - See accompanying schedule: Unaffiliated issuers (cost $672,803,364)	$ 524,802,784
Fidelity Central Funds (cost $70,109,820)	70,109,820
Total Investments (cost $742,913,184)		$ 594,912,604
Receivable for investments sold		7,575,707
Receivable for fund shares sold		665,695
Dividends receivable		915,042
Distributions receivable from Fidelity Central Funds		88,120
Prepaid expenses		4,112
Other receivables		670
Total assets		604,161,950

Liabilities
Payable for investments purchased	$ 5,043,875
Payable for fund shares redeemed	1,261,320
Accrued management fee	227,475
Distribution fees payable	152,619
Other affiliated payables	152,384
Other payables and accrued expenses	34,499
Collateral on securities loaned, at value	35,536,775
Total liabilities		42,408,947

Net Assets		$ 561,753,003
Net Assets consist of:
Paid in capital		$ 953,174,749
Accumulated net investment loss		(1,867,932)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(241,553,234)
Net unrealized appreciation (depreciation) on investments		(148,000,580)
Net Assets		$ 561,753,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($196,848,256 ÷ 15,265,208 shares)	$ 12.90

Maximum offering price per share (100/94.25 of $12.90)	$ 13.69
Class T: Net Asset Value and redemption price per share ($124,134,680 ÷ 9,788,915 shares)	$ 12.68

Maximum offering price per share (100/96.50 of $12.68)	$ 13.14
Class B: Net Asset Value and offering price per share ($21,068,201 ÷ 1,726,814 shares)A	$ 12.20

Class C: Net Asset Value and offering price per share ($53,759,127 ÷ 4,392,125 shares)A	$ 12.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($165,942,739 ÷ 12,605,793 shares)	$ 13.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 2,016,497
Interest		79
Income from Fidelity Central Funds (including $251,997 from security lending)		375,856
Total income		2,392,432

Expenses
Management fee Basic fee	$ 1,464,731
Performance adjustment	(364,123)
Transfer agent fees	762,499
Distribution fees	863,159
Accounting and security lending fees	113,295
Custodian fees and expenses	41,872
Independent trustees' compensation	2,043
Registration fees	31,179
Audit	25,245
Legal	1,248
Miscellaneous	6,419
Total expenses before reductions	2,947,567
Expense reductions	(1,400)	2,946,167
Net investment income (loss)		(553,735)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(21,803,101)
Foreign currency transactions	11,435
Total net realized gain (loss)		(21,791,666)
Change in net unrealized appreciation (depreciation) on: Investment securities	97,877,315
Assets and liabilities in foreign currencies	1,076
Total change in net unrealized appreciation (depreciation)		97,878,391
Net gain (loss)		76,086,725
Net increase (decrease) in net assets resulting from operations		$ 75,532,990

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (553,735)	$ 2,604,441
Net realized gain (loss)	(21,791,666)	(162,549,927)
Change in net unrealized appreciation (depreciation)	97,878,391	(343,985,391)
Net increase (decrease) in net assets resulting from operations	75,532,990	(503,930,877)
Distributions to shareholders from net investment income	(3,580,782)	-
Share transactions - net increase (decrease)	(59,635,075)	(13,444,376)
Total increase (decrease) in net assets	12,317,133	(517,375,253)

Net Assets
Beginning of period	549,435,870	1,066,811,123
End of period (including accumulated net investment loss of $1,867,932 and undistributed net investment income of $2,266,585, respectively)	$ 561,753,003	$ 549,435,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 20.79	$ 18.41	$ 16.27	$ 13.33	$ 13.02
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.02	.02	(.05) H	(.13) I, K
Net realized and unrealized gain (loss)	1.73	(9.59)	2.36	2.12	2.99	.44
Total from investment operations	1.72	(9.53)	2.38	2.14	2.94	.31
Distributions from net investment income	(.08)	-	-	-	-	-
Net asset value, end of period	$ 12.90	$ 11.26	$ 20.79	$ 18.41	$ 16.27	$ 13.33
Total Return B, C, D	15.34%	(45.84)%	12.93%	13.15%	22.06%	2.38%
Ratios to Average Net Assets F, J
Expenses before reductions	1.08% A	1.17%	1.20%	1.23%	1.32%	1.38%
Expenses net of fee waivers, if any	1.08%A	1.17%	1.20%	1.23%	1.29%	1.38%
Expenses net of all reductions	1.08%A	1.16%	1.19%	1.20%	1.22%	1.30%
Net investment income (loss)	(.15)%A	.38%	.08%	.09%	(.32)% H	(1.00)% I, K
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,848	$ 192,603	$ 417,442	$ 167,868	$ 44,542	$ 29,251
Portfolio turnover rate G	259%A	171%	139%	150%	204%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 20.42	$ 18.13	$ 16.06	$ 13.19	$ 12.91
Income from Investment Operations
Net investmen t income (loss) E	(.02)	.02	(.03)	(.03)	(.08) H	(.16) I, K
Net realized and unrealized gain (loss)	1.69	(9.41)	2.32	2.10	2.95	.44
Total from investment operations	1.67	(9.39)	2.29	2.07	2.87	.28
Distributions from net investment income	(.02)	-	-	-	-	-
Net asset value, end of period	$ 12.68	$ 11.03	$ 20.42	$ 18.13	$ 16.06	$ 13.19
Total Return B, C, D	15.18%	(45.98)%	12.63%	12.89%	21.76%	2.17%
Ratios to Average Net Assets F, J
Expenses before reductions	1.33% A	1.41%	1.43%	1.47%	1.56%	1.59%
Expenses net of fee waivers, if any	1.33%A	1.41%	1.43%	1.47%	1.54%	1.59%
Expenses net of all reductions	1.33%A	1.40%	1.42%	1.45%	1.47%	1.52%
Net investment income (loss)	(.41)%A	.13%	(.15)%	(.15)%	(.57)% H	(1.21)% I, K
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,135	$ 120,083	$ 301,521	$ 224,550	$ 128,795	$ 146,833
Portfolio turnover rate G	259%A	171%	139%	150%	204%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.23)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 19.76	$ 17.64	$ 15.71	$ 12.97	$ 12.76
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)	(.13)	(.11)	(.15)H	(.23)I,K
Net realized and unrealized gain (loss)	1.63	(9.08)	2.25	2.04	2.89	.44
Total from investment operations	1.58	(9.14)	2.12	1.93	2.74	.21
Net asset value, end of period	$ 12.20	$ 10.62	$ 19.76	$ 17.64	$ 15.71	$ 12.97
Total Return B, C, D	14.88%	(46.26)%	12.02%	12.29%	21.13%	1.65%
Ratios to Average Net Assets F, J
Expenses before reductions	1.83% A	1.93%	1.98%	2.01%	2.07%	2.18%
Expenses net of fee waivers, if any	1.83% A	1.93%	1.98%	2.00%	2.05%	2.18%
Expenses net of all reductions	1.83% A	1.92%	1.98%	1.97%	1.98%	2.10%
Net investment income (loss)	(.91)% A	(.39)%	(.70)%	(.68)%	(1.08)%H	(1.80)%I, K
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,068	$ 21,846	$ 60,846	$ 66,973	$ 58,279	$ 63,970
Portfolio turnover rate G	259% A	171%	139%	150%	204%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.82)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 19.82	$ 17.68	$ 15.74	$ 12.99	$ 12.78
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)	(.12)	(.11)	(.15)H	(.21) I, K
Net realized and unrealized gain (loss)	1.63	(9.10)	2.26	2.05	2.90	.42
Total from investment operations	1.58	(9.16)	2.14	1.94	2.75	.21
Net asset value, end of period	$ 12.24	$ 10.66	$ 19.82	$ 17.68	$ 15.74	$ 12.99
Total Return B, C, D	14.82%	(46.22)%	12.10%	12.33%	21.17%	1.64%
Ratios to Average Net Assets F, J
Expenses before reductions	1.83% A	1.90%	1.93%	1.97%	2.06%	2.08%
Expenses net of fee waivers, if any	1.83% A	1.90%	1.93%	1.97%	2.03%	2.08%
Expenses net of all reductions	1.83% A	1.90%	1.92%	1.95%	1.97%	2.00%
Net investment income (loss)	(.90)% A	(.36)%	(.65)%	(.66)%	(1.07)%H	(1.70)% I, K
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,759	$ 55,506	$ 152,514	$ 80,758	$ 41,059	$ 42,171
Portfolio turnover rate G	259% A	171%	139%	150%	204%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.28)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.72)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 21.24	$ 18.75	$ 16.51	$ 13.48	$ 13.12
Income from Investment Operations
Net investment income (loss)D	.01	.12	.09	.08	(.01) G	(.08) H,J
Net realized and unrealized gain (loss)	1.76	(9.82)	2.40	2.16	3.04	.44
Total from investment operations	1.77	(9.70)	2.49	2.24	3.03	.36
Distributions from net investment income	(.15)	-	-	-	-	-
Net asset value, end of period	$ 13.16	$ 11.54	$ 21.24	$ 18.75	$ 16.51	$ 13.48
Total Return B, C	15.49%	(45.67)%	13.28%	13.57%	22.48%	2.74%
Ratios to Average Net Assets E, I
Expenses before reductions	.75% A	.84%	.86%	.84%	1.01%	1.02%
Expenses net of fee waivers, if any	.75% A	.84%	.86%	.84%	1.01%	1.02%
Expenses net of all reductions	.75% A	.83%	.85%	.82%	.94%	.94%
Net investment income (loss)	.18% A	.71%	.42%	.47%	(.05)%G	(.64)%H,J
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,943	$ 159,399	$ 134,487	$ 38,194	$ 1,827	$ 2,755
Portfolio turnover rate F	259% A	171%	139%	150%	204%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Dynamic Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2008, dividend income has been reduced $2,280,036 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the fund. Interest income and distributions from the Fidelity Central Funds are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 51,878,263
Unrealized depreciation	(201,753,021)
Net unrealized appreciation (depreciation)	$ (149,874,758)
Cost for federal income tax purposes	$ 744,787,362

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $618,369,190 and $653,467,181, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on November 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in October 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 224,967	$ 6,989
Class T	.25%	.25%	283,463	-
Class B	.75%	.25%	100,826	75,662
Class C	.75%	.25%	253,903	12,531
			$ 863,159	$ 95,182

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,601
Class T	4,857
Class B*	27,951
Class C*	2,120
$ 45,529

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 286,085.32
Class T	182,759.32
Class B	32,534.32
Class C	80,589.32
Institutional Class	180,532.24
	$ 762,499

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,404 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,654 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,400 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 1,326,909	$ -
Class T	234,767	-
Institutional Class	2,019,106	-
Total	$ 3,580,782	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	1,520,296	5,231,168	$ 17,051,801	$ 92,975,017
Reinvestment of distributions	110,981	-	1,278,500	-
Shares redeemed	(3,472,007)	(8,204,236)	(38,692,619)	(137,493,561)
Net increase (decrease)	(1,840,730)	(2,973,068)	$ (20,362,318)	$ (44,518,544)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class T
Shares sold	845,214	1,654,913	$ 9,233,886	$ 27,954,429
Reinvestment of distributions	20,312	-	230,342	-
Shares redeemed	(1,960,253)	(5,535,442)	(21,322,680)	(91,850,198)
Net increase (decrease)	(1,094,727)	(3,880,529)	$ (11,858,452)	$ (63,895,769)
Class B
Shares sold	96,559	239,320	$ 1,023,842	$ 3,915,004
Shares redeemed	(426,545)	(1,261,646)	(4,490,332)	(20,534,106)
Net increase (decrease)	(329,986)	(1,022,326)	$ (3,466,490)	$ (16,619,102)
Class C
Shares sold	313,642	653,760	$ 3,366,180	$ 10,921,671
Shares redeemed	(1,130,780)	(3,139,388)	(11,919,907)	(49,208,046)
Net increase (decrease)	(817,138)	(2,485,628)	$ (8,553,727)	$ (38,286,375)
Institutional Class
Shares sold	2,004,705	12,500,473	$ 22,074,380	$ 237,476,202
Reinvestment of distributions	156,940	-	1,842,480	-
Shares redeemed	(3,365,604)	(5,022,331)	(39,310,948)	(87,600,788)
Net increase (decrease)	(1,203,959)	7,478,142	$ (15,394,088)	$ 149,875,414

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Maangement & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ARGI-USAN-0709
1.786782.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Equity Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.18%
Actual		$ 1,000.00	$ 1,057.90	$ 6.05
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 5.94
Class T	1.42%
Actual		$ 1,000.00	$ 1,056.60	$ 7.28
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.14
Class B	1.93%
Actual		$ 1,000.00	$ 1,054.20	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.31	$ 9.70
Class C	1.93%
Actual		$ 1,000.00	$ 1,054.30	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.31	$ 9.70
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,059.60	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.59	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
QUALCOMM, Inc.	4.0	3.5
VeriSign, Inc.	3.7	3.9
Medco Health Solutions, Inc.	3.6	4.6
JPMorgan Chase & Co.	3.5	2.5
Google, Inc. Class A (sub. vtg.)	2.9	2.5
Cisco Systems, Inc.	2.8	2.8
Wells Fargo & Co.	2.8	6.1
Broadcom Corp. Class A	2.5	0.0
PNC Financial Services Group, Inc.	2.0	0.5
Southwestern Energy Co.	1.9	1.1
	29.7
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.9	26.8
Financials	14.3	21.8
Health Care	13.3	20.6
Consumer Discretionary	11.8	5.3
Industrials	8.9	3.3
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 97.9%		Stocks 95.4%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 4.6%
* Foreign investments	10.8%	** Foreign investments	13.0%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.4%
Autoliv, Inc.	119,400	$ 3,317
BorgWarner, Inc.	147,800	4,767
Johnson Controls, Inc.	146,200	2,914
		10,998
Automobiles - 0.1%
Harley-Davidson, Inc.	74,600	1,266
Diversified Consumer Services - 1.3%
Strayer Education, Inc. (d)	205,155	37,804
Hotels, Restaurants & Leisure - 2.5%
Chipotle Mexican Grill, Inc. Class B (a)	12,600	860
Marriott International, Inc. Class A	165,100	3,857
McDonald's Corp.	603,324	35,590
Starbucks Corp. (a)	2,130,901	30,664
Starwood Hotels & Resorts Worldwide, Inc.	117,500	2,875
		73,846
Household Durables - 0.7%
Black & Decker Corp.	378,384	12,135
Mohawk Industries, Inc. (a)	236,100	9,036
		21,171
Media - 0.7%
McGraw-Hill Companies, Inc.	138,510	4,168
The DIRECTV Group, Inc. (a)	437,400	9,842
The Walt Disney Co.	275,000	6,661
		20,671
Multiline Retail - 1.1%
Target Corp.	837,600	32,918
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	161,700	6,887
DSW, Inc. Class A (a)(d)	825,492	9,386
Gymboree Corp. (a)	173,200	6,382
Home Depot, Inc.	349,500	8,094
Lowe's Companies, Inc.	1,335,900	25,395
O'Reilly Automotive, Inc. (a)	544,100	19,615
Ross Stores, Inc.	236,220	9,250
Sherwin-Williams Co.	121,623	6,422
Tiffany & Co., Inc.	357,984	10,156
TJX Companies, Inc.	509,096	15,023
		116,610
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	509,300	$ 13,379
Lululemon Athletica, Inc. (a)	586,089	7,402
NIKE, Inc. Class B	224,300	12,796
		33,577
TOTAL CONSUMER DISCRETIONARY		348,861
CONSUMER STAPLES - 6.1%
Beverages - 1.2%
Anheuser-Busch InBev NV	130,700	4,610
The Coca-Cola Co.	618,059	30,384
		34,994
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	304,100	14,755
Wal-Mart Stores, Inc.	327,996	16,315
		31,070
Food Products - 1.8%
Nestle SA sponsored ADR	1,428,900	52,112
Household Products - 1.1%
Colgate-Palmolive Co.	305,200	20,128
Energizer Holdings, Inc. (a)	250,900	13,112
		33,240
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	366,071	12,110
Mead Johnson Nutrition Co. Class A	53,600	1,670
		13,780
Tobacco - 0.5%
Philip Morris International, Inc.	337,400	14,387
TOTAL CONSUMER STAPLES		179,583
ENERGY - 7.8%
Energy Equipment & Services - 2.5%
Schlumberger Ltd. (NY Shares)	659,586	37,748
Smith International, Inc.	444,200	12,966
Weatherford International Ltd. (a)	1,115,400	23,089
		73,803
Oil, Gas & Consumable Fuels - 5.3%
Chesapeake Energy Corp.	1,383,177	31,343
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	1,940,323	$ 33,354
Range Resources Corp.	610,977	27,989
Southwestern Energy Co. (a)	1,259,905	54,768
Ultra Petroleum Corp. (a)	186,492	8,444
		155,898
TOTAL ENERGY		229,701
FINANCIALS - 14.3%
Capital Markets - 2.5%
Charles Schwab Corp.	1,109,066	19,520
Franklin Resources, Inc.	212,200	14,186
Goldman Sachs Group, Inc.	189,378	27,378
JMP Group, Inc.	124,100	869
Morgan Stanley	431,300	13,077
T. Rowe Price Group, Inc.	28,600	1,160
		76,190
Commercial Banks - 4.8%
PNC Financial Services Group, Inc.	1,321,204	60,181
Wells Fargo & Co.	3,217,823	82,054
		142,235
Consumer Finance - 0.6%
American Express Co.	683,300	16,980
Diversified Financial Services - 3.9%
Bank of America Corp.	836,600	9,428
CME Group, Inc.	9,200	2,959
JPMorgan Chase & Co.	2,804,922	103,502
		115,889
Insurance - 2.2%
Berkshire Hathaway, Inc. Class B (a)	11,717	34,823
MetLife, Inc.	502,500	15,829
The First American Corp.	588,823	13,437
Willis Group Holdings Ltd.	11,778	314
		64,403
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	234,400	8,216
TOTAL FINANCIALS		423,913
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.3%
Biotechnology - 3.3%
Biogen Idec, Inc. (a)	571,650	$ 29,606
Celgene Corp. (a)	195,702	8,266
Gilead Sciences, Inc. (a)	780,672	33,647
Myriad Genetics, Inc. (a)	538,828	19,484
United Therapeutics Corp. (a)	98,477	7,893
		98,896
Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	75,900	8,235
C.R. Bard, Inc.	52,200	3,732
Covidien Ltd.	374,790	13,387
DENTSPLY International, Inc.	833,420	24,386
Edwards Lifesciences Corp. (a)	42,620	2,721
Integra LifeSciences Holdings Corp. (a)	119,504	3,102
NuVasive, Inc. (a)	358,030	12,932
		68,495
Health Care Providers & Services - 5.4%
Express Scripts, Inc. (a)	579,369	37,109
Henry Schein, Inc. (a)	323,486	14,732
Medco Health Solutions, Inc. (a)	2,309,872	106,000
Odyssey Healthcare, Inc. (a)	308,667	3,031
		160,872
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	473,775	17,392
Sequenom, Inc. (a)(d)	540,148	1,777
Techne Corp.	75,999	4,580
		23,749
Pharmaceuticals - 1.5%
Cadence Pharmaceuticals, Inc. (a)	304,508	3,228
Novo Nordisk AS Series B	531,921	27,735
Teva Pharmaceutical Industries Ltd. sponsored ADR	261,035	12,102
		43,065
TOTAL HEALTH CARE		395,077
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.0%
Honeywell International, Inc.	302,800	10,041
United Technologies Corp.	348,300	18,324
		28,365
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	259,200	$ 13,255
Airlines - 0.7%
AirTran Holdings, Inc. (a)	1,782,886	9,039
Ryanair Holdings PLC sponsored ADR (a)	414,300	12,064
		21,103
Building Products - 0.2%
USG Corp. (a)(d)	504,308	6,052
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	83,300	4,163
Electrical Equipment - 0.6%
AMETEK, Inc.	451,500	14,200
Cooper Industries Ltd. Class A	93,700	3,075
		17,275
Industrial Conglomerates - 0.3%
Textron, Inc.	803,220	9,237
Machinery - 2.8%
Cummins, Inc.	579,866	18,805
Danaher Corp.	560,800	33,844
Graco, Inc.	721,913	16,091
Ingersoll-Rand Co. Ltd. Class A	305,100	6,172
PACCAR, Inc.	266,900	7,967
		82,879
Professional Services - 1.7%
CoStar Group, Inc. (a)	161,000	5,740
Dun & Bradstreet Corp.	89,100	7,287
Equifax, Inc.	112,900	3,073
FTI Consulting, Inc. (a)	367,912	18,477
Heidrick & Struggles International, Inc.	482,448	8,853
Korn/Ferry International (a)	399,732	4,433
Robert Half International, Inc.	113,200	2,421
		50,284
Road & Rail - 0.8%
Heartland Express, Inc.	182,300	2,862
Knight Transportation, Inc.	817,800	14,508
Old Dominion Freight Lines, Inc. (a)	257,000	7,569
		24,939
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	38,057	$ 1,264
W.W. Grainger, Inc.	69,700	5,494
		6,758
TOTAL INDUSTRIALS		264,310
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 8.9%
Cisco Systems, Inc. (a)	4,531,258	83,828
Corning, Inc.	1,303,600	19,163
Juniper Networks, Inc. (a)	1,753,368	43,361
QUALCOMM, Inc.	2,708,347	118,059
		264,411
Computers & Peripherals - 1.6%
Apple, Inc. (a)	336,037	45,637
Intermec, Inc. (a)	246,300	2,828
		48,465
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	92,100	3,075
BYD Co. Ltd. (H Shares) (a)	905,500	3,649
National Instruments Corp.	70,542	1,496
		8,220
Internet Software & Services - 7.1%
Baidu.com, Inc. sponsored ADR (a)	20,304	5,359
Google, Inc. Class A (sub. vtg.) (a)	209,312	87,331
OpenTable, Inc.	2,700	77
Tencent Holdings Ltd.	171,800	1,930
The Knot, Inc. (a)	769,485	6,294
VeriSign, Inc. (a)	4,720,520	110,507
		211,498
IT Services - 2.7%
Accenture Ltd. Class A	285,300	8,539
Fidelity National Information Services, Inc.	604,096	11,635
The Western Union Co.	1,867,579	32,925
Visa, Inc.	383,832	25,989
		79,088
Semiconductors & Semiconductor Equipment - 7.3%
Analog Devices, Inc.	734,864	17,938
Applied Materials, Inc.	2,243,599	25,263
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares)	347,400	$ 7,191
Atmel Corp. (a)	2,935,072	11,300
Broadcom Corp. Class A (a)	2,909,780	74,141
FormFactor, Inc. (a)	84,900	1,541
KLA-Tencor Corp.	173,400	4,682
Marvell Technology Group Ltd. (a)	2,429,901	27,774
Maxim Integrated Products, Inc.	498,470	8,090
Monolithic Power Systems, Inc. (a)	325,599	6,743
National Semiconductor Corp.	1,162,100	16,130
Samsung Electronics Co. Ltd.	3,020	1,347
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,258,400	13,767
		215,907
Software - 4.0%
ANSYS, Inc. (a)	51,000	1,523
Autonomy Corp. PLC (a)	721,215	18,071
BMC Software, Inc. (a)	716,385	24,429
EPIQ Systems, Inc. (a)	107,500	1,637
Intuit, Inc. (a)	147,800	4,023
Jack Henry & Associates, Inc.	199,361	3,662
Microsoft Corp.	720,600	15,053
Oracle Corp.	2,183,400	42,773
Salesforce.com, Inc. (a)	10,935	415
Sourcefire, Inc. (a)	204,328	2,493
VanceInfo Technologies, Inc. ADR (a)	387,400	4,637
		118,716
TOTAL INFORMATION TECHNOLOGY		946,305
MATERIALS - 2.9%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	139,100	9,011
Ecolab, Inc.	316,700	11,829
FMC Corp.	139,800	7,598
Monsanto Co.	116,958	9,608
Praxair, Inc.	81,000	5,929
Terra Industries, Inc.	420,000	11,672
The Mosaic Co.	260,000	14,222
		69,869
Construction Materials - 0.2%
Eagle Materials, Inc.	256,900	6,320
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.4%
Agnico-Eagle Mines Ltd. (Canada)	179,700	$ 11,108
TOTAL MATERIALS		87,297
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Neutral Tandem, Inc. (a)	145,116	4,208
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	470,500	14,995
TOTAL TELECOMMUNICATION SERVICES		19,203
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	100,400	4,820
TOTAL COMMON STOCKS (Cost $3,088,195)		2,899,070
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.53% (b)	27,780,423	27,780
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	33,407,906	33,408
TOTAL MONEY MARKET FUNDS (Cost $61,188)		61,188
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $3,149,383)		2,960,258
NET OTHER ASSETS - 0.1%		1,884
NET ASSETS - 100%		$ 2,962,142
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 443
Fidelity Securities Lending Cash Central Fund	298
Total	$ 741
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,960,258	$ 2,902,916	$ 57,342	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.2%
Switzerland	2.9%
Bermuda	2.0%
Netherlands Antilles	1.3%
Denmark	1.0%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At November 30, 2008, the Fund had a capital loss carryforward of approximately $1,438,914,000 of which $750,435,000 and $688,479,000 will expire on November 30, 2010 and 2016, respectively.
The Fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $230,134,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,443) - See accompanying schedule: Unaffiliated issuers (cost $3,088,195)	$ 2,899,070
Fidelity Central Funds (cost $61,188)	61,188
Total Investments (cost $3,149,383)		$ 2,960,258
Receivable for investments sold		93,244
Receivable for fund shares sold		1,534
Dividends receivable		4,970
Distributions receivable from Fidelity Central Funds		33
Prepaid expenses		23
Other receivables		126
Total assets		3,060,188

Liabilities
Payable for investments purchased	$ 58,016
Payable for fund shares redeemed	3,542
Accrued management fee	1,366
Distribution fees payable	790
Other affiliated payables	767
Other payables and accrued expenses	157
Collateral on securities loaned, at value	33,408
Total liabilities		98,046

Net Assets		$ 2,962,142
Net Assets consist of:
Paid in capital		$ 5,517,685
Distributions in excess of net investment income		(647)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,365,772)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(189,124)
Net Assets		$ 2,962,142

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($575,515 ÷ 15,865.4 shares)	$ 36.27

Maximum offering price per share (100/94.25 of $36.27)	$ 38.48
Class T: Net Asset Value and redemption price per share ($1,231,429 ÷ 34,024.0 shares)	$ 36.19

Maximum offering price per share (100/96.50 of $36.19)	$ 37.50
Class B: Net Asset Value and offering price per share ($73,317 ÷ 2,203.3 shares)A	$ 33.28

Class C: Net Asset Value and offering price per share ($134,298 ÷ 3,973.2 shares)A	$ 33.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($947,583 ÷ 24,622.9 shares)	$ 38.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 19,439
Income from Fidelity Central Funds		741
Total income		20,180

Expenses
Management fee	$ 7,916
Transfer agent fees	4,122
Distribution fees	4,609
Accounting and security lending fees	430
Custodian fees and expenses	10
Independent trustees' compensation	11
Registration fees	58
Audit	34
Legal	9
Miscellaneous	41
Total expenses before reductions	17,240
Expense reductions	(40)	17,200
Net investment income (loss)		2,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(661,393)
Foreign currency transactions	62
Total net realized gain (loss)		(661,331)
Change in net unrealized appreciation (depreciation) on: Investment securities	801,747
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		801,733
Net gain (loss)		140,402
Net increase (decrease) in net assets resulting from operations		$ 143,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,980	$ 8,264
Net realized gain (loss)	(661,331)	(948,541)
Change in net unrealized appreciation (depreciation)	801,733	(1,787,011)
Net increase (decrease) in net assets resulting from operations	143,382	(2,727,288)
Distributions to shareholders from net investment income	(8,092)	-
Distributions to shareholders from net realized gain	(657)	-
Total distributions	(8,749)	-
Share transactions - net increase (decrease)	(239,759)	(318,564)
Total increase (decrease) in net assets	(105,126)	(3,045,852)

Net Assets
Beginning of period	3,067,268	6,113,120
End of period (including distributions in excess of net investment income of $647 and undistributed net investment income of $4,465, respectively)	$ 2,962,142	$ 3,067,268

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 34.36	$ 64.24	$ 51.56	$ 48.04	$ 44.21	$ 43.05
Income from Investment Operations
Net investment income (loss) E	.04	.11	(.13)	.10	(.06)	- H,J
Net realized and unrealized gain (loss)	1.94	(29.99)	12.81	3.42	3.89	1.16
Total from investment operations	1.98	(29.88)	12.68	3.52	3.83	1.16
Distributions from net investment income	(.06)	-	-	-	-	-
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.07) K	-	-	-	-	-
Net asset value, end of period	$ 36.27	$ 34.36	$ 64.24	$ 51.56	$ 48.04	$ 44.21
Total Return B,C,D	5.79%	(46.51)%	24.59%	7.33%	8.66%	2.69%
Ratios to Average Net Assets F,I
Expenses before reductions	1.18% A	1.16%	1.14%	1.13%	1.14%	1.15%
Expenses net of fee waivers, if any	1.18% A	1.16%	1.14%	1.13%	1.14%	1.15%
Expenses net of all reductions	1.17% A	1.15%	1.13%	1.11%	1.10%	1.11%
Net investment income (loss)	.27% A	.21%	(.22)%	.20%	(.14)%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 576	$ 628	$ 1,232	$ 1,183	$ 1,386	$ 1,127
Portfolio turnover rate G	151% A	164%	112%	103%	80%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.07 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 34.25	$ 64.15	$ 51.57	$ 48.15	$ 44.39	$ 43.31
Income from Investment Operations
Net investment income (loss) E	.01	.02	(.23)	.01	(.15)	(.08) H
Net realized and unrealized gain (loss)	1.93	(29.92)	12.81	3.41	3.91	1.16
Total from investment operations	1.94	(29.90)	12.58	3.42	3.76	1.08
Net asset value, end of period	$ 36.19	$ 34.25	$ 64.15	$ 51.57	$ 48.15	$ 44.39
Total Return B,C,D	5.66%	(46.61)%	24.39%	7.10%	8.47%	2.49%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.33%	1.32%	1.31%	1.33%	1.33%
Expenses net of fee waivers, if any	1.42% A	1.33%	1.32%	1.31%	1.33%	1.33%
Expenses net of all reductions	1.41% A	1.32%	1.31%	1.29%	1.29%	1.30%
Net investment income (loss)	.03% A	.04%	(.40)%	.02%	(.34)%	(.18)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,231	$ 1,274	$ 2,786	$ 3,001	$ 3,858	$ 5,055
Portfolio turnover rate G	151% A	164%	112%	103%	80%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.12 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 31.57	$ 59.47	$ 48.10	$ 45.19	$ 41.91	$ 41.15
Income from Investment Operations
Net investment income (loss) E	(.07)	(.28)	(.52)	(.28)	(.41)	(.33) H
Net realized and unrealized gain (loss)	1.78	(27.62)	11.89	3.19	3.69	1.09
Total from investment operations	1.71	(27.90)	11.37	2.91	3.28	.76
Net asset value, end of period	$ 33.28	$ 31.57	$ 59.47	$ 48.10	$ 45.19	$ 41.91
Total Return B,C,D	5.42%	(46.91)%	23.64%	6.44%	7.83%	1.85%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.91%	1.92%	1.94%	1.96%	2.02%
Expenses net of fee waivers, if any	1.93% A	1.91%	1.92%	1.94%	1.95%	1.95%
Expenses net of all reductions	1.93% A	1.90%	1.91%	1.93%	1.91%	1.92%
Net investment income (loss)	(.48)% A	(.54)%	(1.01)%	(.62)%	(.96)%	(.80)%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 91	$ 287	$ 457	$ 766	$ 1,027
Portfolio turnover rate G	151% A	164%	112%	103%	80%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 32.06	$ 60.41	$ 48.85	$ 45.88	$ 42.55	$ 41.77
Income from Investment Operations
Net investment income (loss) E	(.07)	(.27)	(.53)	(.27)	(.41)	(.33) H
Net realized and unrealized gain (loss)	1.81	(28.08)	12.09	3.24	3.74	1.11
Total from investment operations	1.74	(28.35)	11.56	2.97	3.33	.78
Net asset value, end of period	$ 33.80	$ 32.06	$ 60.41	$ 48.85	$ 45.88	$ 42.55
Total Return B,C,D	5.43%	(46.93)%	23.66%	6.47%	7.83%	1.87%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.90%	1.90%	1.92%	1.94%	1.93%
Expenses net of fee waivers, if any	1.93% A	1.90%	1.90%	1.92%	1.94%	1.93%
Expenses net of all reductions	1.92% A	1.89%	1.89%	1.90%	1.90%	1.90%
Net investment income (loss)	(.48)% A	(.53)%	(.99)%	(.59)%	(.95)%	(.78)%
Supplemental Data
Net assets, end of period (in millions)	$ 134	$ 141	$ 313	$ 299	$ 365	$ 481
Portfolio turnover rate G	151% A	164%	112%	103%	80%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 36.61	$ 68.21	$ 54.76	$ 50.86	$ 46.63	$ 45.24
Income from Investment Operations
Net investment income (loss) D	.10	.32	.08	.28	.10	.18 G
Net realized and unrealized gain (loss)	2.06	(31.92)	13.59	3.62	4.13	1.21
Total from investment operations	2.16	(31.60)	13.67	3.90	4.23	1.39
Distributions from net investment income	(.27)	-	(.22)	-	-	-
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.29) I	-	(.22)	-	-	-
Net asset value, end of period	$ 38.48	$ 36.61	$ 68.21	$ 54.76	$ 50.86	$ 46.63
Total Return B,C	5.96%	(46.33)%	25.06%	7.67%	9.07%	3.07%
Ratios to Average Net Assets E,H
Expenses before reductions	.87% A	.80%	.79%	.78%	.79%	.76%
Expenses net of fee waivers, if any	.87% A	.80%	.79%	.78%	.79%	.76%
Expenses net of all reductions	.87% A	.79%	.78%	.76%	.75%	.73%
Net investment income (loss)	.58% A	.57%	.12%	.55%	.21%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 948	$ 934	$ 1,496	$ 1,341	$ 1,255	$ 2,692
Portfolio turnover rate F	151% A	164%	112%	103%	80%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.12 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 168,551
Unrealized depreciation	(404,358)
Net unrealized appreciation (depreciation)	$ (235,807)
Cost for federal income tax purposes	$ 3,196,065

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,057,889 and $2,217,041, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 692	$ 7
Class T	.25%	.25%	2,898	-
Class B	.75%	.25%	380	286
Class C	.75%	.25%	639	28
			$ 4,609	$ 321

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16
Class T	18
Class B*	76
Class C*	3
$ 113

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 878.32
Class T	1,777.31
Class B	121.32
Class C	203.32
Institutional Class	1,143.26
	$ 4,122

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $73 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $298.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $40 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 1,072	$ -
Institutional Class	7,020	-
Total	$ 8,092	$ -
From net realized gain
Class A	$ 273	$ -
Institutional Class	384	-
Total	$ 657	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	1,522	6,299	$ 49,755	$ 349,250
Reinvestment of distributions	34	-	1,144	-
Shares redeemed	(3,971)	(7,189)	(128,222)	(391,922)
Net increase (decrease)	(2,415)	(890)	$ (77,323)	$ (42,672)
Class T
Shares sold	3,086	6,952	$ 100,539	$ 379,756
Shares redeemed	(6,259)	(13,187)	(202,445)	(711,476)
Net increase (decrease)	(3,173)	(6,235)	$ (101,906)	$ (331,720)
Class B
Shares sold	116	236	$ 3,506	$ 11,968
Shares redeemed	(786)	(2,186)	(23,388)	(111,526)
Net increase (decrease)	(670)	(1,950)	$ (19,882)	$ (99,558)
Class C
Shares sold	233	569	$ 7,157	$ 29,186
Shares redeemed	(659)	(1,354)	(19,785)	(66,626)
Net increase (decrease)	(426)	(785)	$ (12,628)	$ (37,440)
Institutional Class
Shares sold	2,520	9,755	$ 87,769	$ 545,906
Reinvestment of distributions	189	-	6,765	-
Shares redeemed	(3,589)	(6,178)	(122,554)	(353,080)
Net increase (decrease)	(880)	3,577	$ (28,020)	$ 192,826

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPG-USAN-0709
1.786783.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Equity Growth
Fund - Institutional Class

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.18%
Actual		$ 1,000.00	$ 1,057.90	$ 6.05
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 5.94
Class T	1.42%
Actual		$ 1,000.00	$ 1,056.60	$ 7.28
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.14
Class B	1.93%
Actual		$ 1,000.00	$ 1,054.20	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.31	$ 9.70
Class C	1.93%
Actual		$ 1,000.00	$ 1,054.30	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.31	$ 9.70
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,059.60	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.59	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
QUALCOMM, Inc.	4.0	3.5
VeriSign, Inc.	3.7	3.9
Medco Health Solutions, Inc.	3.6	4.6
JPMorgan Chase & Co.	3.5	2.5
Google, Inc. Class A (sub. vtg.)	2.9	2.5
Cisco Systems, Inc.	2.8	2.8
Wells Fargo & Co.	2.8	6.1
Broadcom Corp. Class A	2.5	0.0
PNC Financial Services Group, Inc.	2.0	0.5
Southwestern Energy Co.	1.9	1.1
	29.7
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.9	26.8
Financials	14.3	21.8
Health Care	13.3	20.6
Consumer Discretionary	11.8	5.3
Industrials	8.9	3.3
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 97.9%		Stocks 95.4%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 4.6%
* Foreign investments	10.8%	** Foreign investments	13.0%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.4%
Autoliv, Inc.	119,400	$ 3,317
BorgWarner, Inc.	147,800	4,767
Johnson Controls, Inc.	146,200	2,914
		10,998
Automobiles - 0.1%
Harley-Davidson, Inc.	74,600	1,266
Diversified Consumer Services - 1.3%
Strayer Education, Inc. (d)	205,155	37,804
Hotels, Restaurants & Leisure - 2.5%
Chipotle Mexican Grill, Inc. Class B (a)	12,600	860
Marriott International, Inc. Class A	165,100	3,857
McDonald's Corp.	603,324	35,590
Starbucks Corp. (a)	2,130,901	30,664
Starwood Hotels & Resorts Worldwide, Inc.	117,500	2,875
		73,846
Household Durables - 0.7%
Black & Decker Corp.	378,384	12,135
Mohawk Industries, Inc. (a)	236,100	9,036
		21,171
Media - 0.7%
McGraw-Hill Companies, Inc.	138,510	4,168
The DIRECTV Group, Inc. (a)	437,400	9,842
The Walt Disney Co.	275,000	6,661
		20,671
Multiline Retail - 1.1%
Target Corp.	837,600	32,918
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	161,700	6,887
DSW, Inc. Class A (a)(d)	825,492	9,386
Gymboree Corp. (a)	173,200	6,382
Home Depot, Inc.	349,500	8,094
Lowe's Companies, Inc.	1,335,900	25,395
O'Reilly Automotive, Inc. (a)	544,100	19,615
Ross Stores, Inc.	236,220	9,250
Sherwin-Williams Co.	121,623	6,422
Tiffany & Co., Inc.	357,984	10,156
TJX Companies, Inc.	509,096	15,023
		116,610
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	509,300	$ 13,379
Lululemon Athletica, Inc. (a)	586,089	7,402
NIKE, Inc. Class B	224,300	12,796
		33,577
TOTAL CONSUMER DISCRETIONARY		348,861
CONSUMER STAPLES - 6.1%
Beverages - 1.2%
Anheuser-Busch InBev NV	130,700	4,610
The Coca-Cola Co.	618,059	30,384
		34,994
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	304,100	14,755
Wal-Mart Stores, Inc.	327,996	16,315
		31,070
Food Products - 1.8%
Nestle SA sponsored ADR	1,428,900	52,112
Household Products - 1.1%
Colgate-Palmolive Co.	305,200	20,128
Energizer Holdings, Inc. (a)	250,900	13,112
		33,240
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	366,071	12,110
Mead Johnson Nutrition Co. Class A	53,600	1,670
		13,780
Tobacco - 0.5%
Philip Morris International, Inc.	337,400	14,387
TOTAL CONSUMER STAPLES		179,583
ENERGY - 7.8%
Energy Equipment & Services - 2.5%
Schlumberger Ltd. (NY Shares)	659,586	37,748
Smith International, Inc.	444,200	12,966
Weatherford International Ltd. (a)	1,115,400	23,089
		73,803
Oil, Gas & Consumable Fuels - 5.3%
Chesapeake Energy Corp.	1,383,177	31,343
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	1,940,323	$ 33,354
Range Resources Corp.	610,977	27,989
Southwestern Energy Co. (a)	1,259,905	54,768
Ultra Petroleum Corp. (a)	186,492	8,444
		155,898
TOTAL ENERGY		229,701
FINANCIALS - 14.3%
Capital Markets - 2.5%
Charles Schwab Corp.	1,109,066	19,520
Franklin Resources, Inc.	212,200	14,186
Goldman Sachs Group, Inc.	189,378	27,378
JMP Group, Inc.	124,100	869
Morgan Stanley	431,300	13,077
T. Rowe Price Group, Inc.	28,600	1,160
		76,190
Commercial Banks - 4.8%
PNC Financial Services Group, Inc.	1,321,204	60,181
Wells Fargo & Co.	3,217,823	82,054
		142,235
Consumer Finance - 0.6%
American Express Co.	683,300	16,980
Diversified Financial Services - 3.9%
Bank of America Corp.	836,600	9,428
CME Group, Inc.	9,200	2,959
JPMorgan Chase & Co.	2,804,922	103,502
		115,889
Insurance - 2.2%
Berkshire Hathaway, Inc. Class B (a)	11,717	34,823
MetLife, Inc.	502,500	15,829
The First American Corp.	588,823	13,437
Willis Group Holdings Ltd.	11,778	314
		64,403
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	234,400	8,216
TOTAL FINANCIALS		423,913
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.3%
Biotechnology - 3.3%
Biogen Idec, Inc. (a)	571,650	$ 29,606
Celgene Corp. (a)	195,702	8,266
Gilead Sciences, Inc. (a)	780,672	33,647
Myriad Genetics, Inc. (a)	538,828	19,484
United Therapeutics Corp. (a)	98,477	7,893
		98,896
Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	75,900	8,235
C.R. Bard, Inc.	52,200	3,732
Covidien Ltd.	374,790	13,387
DENTSPLY International, Inc.	833,420	24,386
Edwards Lifesciences Corp. (a)	42,620	2,721
Integra LifeSciences Holdings Corp. (a)	119,504	3,102
NuVasive, Inc. (a)	358,030	12,932
		68,495
Health Care Providers & Services - 5.4%
Express Scripts, Inc. (a)	579,369	37,109
Henry Schein, Inc. (a)	323,486	14,732
Medco Health Solutions, Inc. (a)	2,309,872	106,000
Odyssey Healthcare, Inc. (a)	308,667	3,031
		160,872
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	473,775	17,392
Sequenom, Inc. (a)(d)	540,148	1,777
Techne Corp.	75,999	4,580
		23,749
Pharmaceuticals - 1.5%
Cadence Pharmaceuticals, Inc. (a)	304,508	3,228
Novo Nordisk AS Series B	531,921	27,735
Teva Pharmaceutical Industries Ltd. sponsored ADR	261,035	12,102
		43,065
TOTAL HEALTH CARE		395,077
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.0%
Honeywell International, Inc.	302,800	10,041
United Technologies Corp.	348,300	18,324
		28,365
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	259,200	$ 13,255
Airlines - 0.7%
AirTran Holdings, Inc. (a)	1,782,886	9,039
Ryanair Holdings PLC sponsored ADR (a)	414,300	12,064
		21,103
Building Products - 0.2%
USG Corp. (a)(d)	504,308	6,052
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	83,300	4,163
Electrical Equipment - 0.6%
AMETEK, Inc.	451,500	14,200
Cooper Industries Ltd. Class A	93,700	3,075
		17,275
Industrial Conglomerates - 0.3%
Textron, Inc.	803,220	9,237
Machinery - 2.8%
Cummins, Inc.	579,866	18,805
Danaher Corp.	560,800	33,844
Graco, Inc.	721,913	16,091
Ingersoll-Rand Co. Ltd. Class A	305,100	6,172
PACCAR, Inc.	266,900	7,967
		82,879
Professional Services - 1.7%
CoStar Group, Inc. (a)	161,000	5,740
Dun & Bradstreet Corp.	89,100	7,287
Equifax, Inc.	112,900	3,073
FTI Consulting, Inc. (a)	367,912	18,477
Heidrick & Struggles International, Inc.	482,448	8,853
Korn/Ferry International (a)	399,732	4,433
Robert Half International, Inc.	113,200	2,421
		50,284
Road & Rail - 0.8%
Heartland Express, Inc.	182,300	2,862
Knight Transportation, Inc.	817,800	14,508
Old Dominion Freight Lines, Inc. (a)	257,000	7,569
		24,939
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	38,057	$ 1,264
W.W. Grainger, Inc.	69,700	5,494
		6,758
TOTAL INDUSTRIALS		264,310
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 8.9%
Cisco Systems, Inc. (a)	4,531,258	83,828
Corning, Inc.	1,303,600	19,163
Juniper Networks, Inc. (a)	1,753,368	43,361
QUALCOMM, Inc.	2,708,347	118,059
		264,411
Computers & Peripherals - 1.6%
Apple, Inc. (a)	336,037	45,637
Intermec, Inc. (a)	246,300	2,828
		48,465
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	92,100	3,075
BYD Co. Ltd. (H Shares) (a)	905,500	3,649
National Instruments Corp.	70,542	1,496
		8,220
Internet Software & Services - 7.1%
Baidu.com, Inc. sponsored ADR (a)	20,304	5,359
Google, Inc. Class A (sub. vtg.) (a)	209,312	87,331
OpenTable, Inc.	2,700	77
Tencent Holdings Ltd.	171,800	1,930
The Knot, Inc. (a)	769,485	6,294
VeriSign, Inc. (a)	4,720,520	110,507
		211,498
IT Services - 2.7%
Accenture Ltd. Class A	285,300	8,539
Fidelity National Information Services, Inc.	604,096	11,635
The Western Union Co.	1,867,579	32,925
Visa, Inc.	383,832	25,989
		79,088
Semiconductors & Semiconductor Equipment - 7.3%
Analog Devices, Inc.	734,864	17,938
Applied Materials, Inc.	2,243,599	25,263
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares)	347,400	$ 7,191
Atmel Corp. (a)	2,935,072	11,300
Broadcom Corp. Class A (a)	2,909,780	74,141
FormFactor, Inc. (a)	84,900	1,541
KLA-Tencor Corp.	173,400	4,682
Marvell Technology Group Ltd. (a)	2,429,901	27,774
Maxim Integrated Products, Inc.	498,470	8,090
Monolithic Power Systems, Inc. (a)	325,599	6,743
National Semiconductor Corp.	1,162,100	16,130
Samsung Electronics Co. Ltd.	3,020	1,347
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,258,400	13,767
		215,907
Software - 4.0%
ANSYS, Inc. (a)	51,000	1,523
Autonomy Corp. PLC (a)	721,215	18,071
BMC Software, Inc. (a)	716,385	24,429
EPIQ Systems, Inc. (a)	107,500	1,637
Intuit, Inc. (a)	147,800	4,023
Jack Henry & Associates, Inc.	199,361	3,662
Microsoft Corp.	720,600	15,053
Oracle Corp.	2,183,400	42,773
Salesforce.com, Inc. (a)	10,935	415
Sourcefire, Inc. (a)	204,328	2,493
VanceInfo Technologies, Inc. ADR (a)	387,400	4,637
		118,716
TOTAL INFORMATION TECHNOLOGY		946,305
MATERIALS - 2.9%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	139,100	9,011
Ecolab, Inc.	316,700	11,829
FMC Corp.	139,800	7,598
Monsanto Co.	116,958	9,608
Praxair, Inc.	81,000	5,929
Terra Industries, Inc.	420,000	11,672
The Mosaic Co.	260,000	14,222
		69,869
Construction Materials - 0.2%
Eagle Materials, Inc.	256,900	6,320
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.4%
Agnico-Eagle Mines Ltd. (Canada)	179,700	$ 11,108
TOTAL MATERIALS		87,297
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Neutral Tandem, Inc. (a)	145,116	4,208
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	470,500	14,995
TOTAL TELECOMMUNICATION SERVICES		19,203
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	100,400	4,820
TOTAL COMMON STOCKS (Cost $3,088,195)		2,899,070
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.53% (b)	27,780,423	27,780
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	33,407,906	33,408
TOTAL MONEY MARKET FUNDS (Cost $61,188)		61,188
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $3,149,383)		2,960,258
NET OTHER ASSETS - 0.1%		1,884
NET ASSETS - 100%		$ 2,962,142
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 443
Fidelity Securities Lending Cash Central Fund	298
Total	$ 741
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,960,258	$ 2,902,916	$ 57,342	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.2%
Switzerland	2.9%
Bermuda	2.0%
Netherlands Antilles	1.3%
Denmark	1.0%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At November 30, 2008, the Fund had a capital loss carryforward of approximately $1,438,914,000 of which $750,435,000 and $688,479,000 will expire on November 30, 2010 and 2016, respectively.
The Fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $230,134,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,443) - See accompanying schedule: Unaffiliated issuers (cost $3,088,195)	$ 2,899,070
Fidelity Central Funds (cost $61,188)	61,188
Total Investments (cost $3,149,383)		$ 2,960,258
Receivable for investments sold		93,244
Receivable for fund shares sold		1,534
Dividends receivable		4,970
Distributions receivable from Fidelity Central Funds		33
Prepaid expenses		23
Other receivables		126
Total assets		3,060,188

Liabilities
Payable for investments purchased	$ 58,016
Payable for fund shares redeemed	3,542
Accrued management fee	1,366
Distribution fees payable	790
Other affiliated payables	767
Other payables and accrued expenses	157
Collateral on securities loaned, at value	33,408
Total liabilities		98,046

Net Assets		$ 2,962,142
Net Assets consist of:
Paid in capital		$ 5,517,685
Distributions in excess of net investment income		(647)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,365,772)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(189,124)
Net Assets		$ 2,962,142

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($575,515 ÷ 15,865.4 shares)	$ 36.27

Maximum offering price per share (100/94.25 of $36.27)	$ 38.48
Class T: Net Asset Value and redemption price per share ($1,231,429 ÷ 34,024.0 shares)	$ 36.19

Maximum offering price per share (100/96.50 of $36.19)	$ 37.50
Class B: Net Asset Value and offering price per share ($73,317 ÷ 2,203.3 shares)A	$ 33.28

Class C: Net Asset Value and offering price per share ($134,298 ÷ 3,973.2 shares)A	$ 33.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($947,583 ÷ 24,622.9 shares)	$ 38.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 19,439
Income from Fidelity Central Funds		741
Total income		20,180

Expenses
Management fee	$ 7,916
Transfer agent fees	4,122
Distribution fees	4,609
Accounting and security lending fees	430
Custodian fees and expenses	10
Independent trustees' compensation	11
Registration fees	58
Audit	34
Legal	9
Miscellaneous	41
Total expenses before reductions	17,240
Expense reductions	(40)	17,200
Net investment income (loss)		2,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(661,393)
Foreign currency transactions	62
Total net realized gain (loss)		(661,331)
Change in net unrealized appreciation (depreciation) on: Investment securities	801,747
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		801,733
Net gain (loss)		140,402
Net increase (decrease) in net assets resulting from operations		$ 143,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,980	$ 8,264
Net realized gain (loss)	(661,331)	(948,541)
Change in net unrealized appreciation (depreciation)	801,733	(1,787,011)
Net increase (decrease) in net assets resulting from operations	143,382	(2,727,288)
Distributions to shareholders from net investment income	(8,092)	-
Distributions to shareholders from net realized gain	(657)	-
Total distributions	(8,749)	-
Share transactions - net increase (decrease)	(239,759)	(318,564)
Total increase (decrease) in net assets	(105,126)	(3,045,852)

Net Assets
Beginning of period	3,067,268	6,113,120
End of period (including distributions in excess of net investment income of $647 and undistributed net investment income of $4,465, respectively)	$ 2,962,142	$ 3,067,268

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 34.36	$ 64.24	$ 51.56	$ 48.04	$ 44.21	$ 43.05
Income from Investment Operations
Net investment income (loss) E	.04	.11	(.13)	.10	(.06)	- H,J
Net realized and unrealized gain (loss)	1.94	(29.99)	12.81	3.42	3.89	1.16
Total from investment operations	1.98	(29.88)	12.68	3.52	3.83	1.16
Distributions from net investment income	(.06)	-	-	-	-	-
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.07) K	-	-	-	-	-
Net asset value, end of period	$ 36.27	$ 34.36	$ 64.24	$ 51.56	$ 48.04	$ 44.21
Total Return B,C,D	5.79%	(46.51)%	24.59%	7.33%	8.66%	2.69%
Ratios to Average Net Assets F,I
Expenses before reductions	1.18% A	1.16%	1.14%	1.13%	1.14%	1.15%
Expenses net of fee waivers, if any	1.18% A	1.16%	1.14%	1.13%	1.14%	1.15%
Expenses net of all reductions	1.17% A	1.15%	1.13%	1.11%	1.10%	1.11%
Net investment income (loss)	.27% A	.21%	(.22)%	.20%	(.14)%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 576	$ 628	$ 1,232	$ 1,183	$ 1,386	$ 1,127
Portfolio turnover rate G	151% A	164%	112%	103%	80%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.07 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 34.25	$ 64.15	$ 51.57	$ 48.15	$ 44.39	$ 43.31
Income from Investment Operations
Net investment income (loss) E	.01	.02	(.23)	.01	(.15)	(.08) H
Net realized and unrealized gain (loss)	1.93	(29.92)	12.81	3.41	3.91	1.16
Total from investment operations	1.94	(29.90)	12.58	3.42	3.76	1.08
Net asset value, end of period	$ 36.19	$ 34.25	$ 64.15	$ 51.57	$ 48.15	$ 44.39
Total Return B,C,D	5.66%	(46.61)%	24.39%	7.10%	8.47%	2.49%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.33%	1.32%	1.31%	1.33%	1.33%
Expenses net of fee waivers, if any	1.42% A	1.33%	1.32%	1.31%	1.33%	1.33%
Expenses net of all reductions	1.41% A	1.32%	1.31%	1.29%	1.29%	1.30%
Net investment income (loss)	.03% A	.04%	(.40)%	.02%	(.34)%	(.18)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,231	$ 1,274	$ 2,786	$ 3,001	$ 3,858	$ 5,055
Portfolio turnover rate G	151% A	164%	112%	103%	80%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.12 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 31.57	$ 59.47	$ 48.10	$ 45.19	$ 41.91	$ 41.15
Income from Investment Operations
Net investment income (loss) E	(.07)	(.28)	(.52)	(.28)	(.41)	(.33) H
Net realized and unrealized gain (loss)	1.78	(27.62)	11.89	3.19	3.69	1.09
Total from investment operations	1.71	(27.90)	11.37	2.91	3.28	.76
Net asset value, end of period	$ 33.28	$ 31.57	$ 59.47	$ 48.10	$ 45.19	$ 41.91
Total Return B,C,D	5.42%	(46.91)%	23.64%	6.44%	7.83%	1.85%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.91%	1.92%	1.94%	1.96%	2.02%
Expenses net of fee waivers, if any	1.93% A	1.91%	1.92%	1.94%	1.95%	1.95%
Expenses net of all reductions	1.93% A	1.90%	1.91%	1.93%	1.91%	1.92%
Net investment income (loss)	(.48)% A	(.54)%	(1.01)%	(.62)%	(.96)%	(.80)%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 91	$ 287	$ 457	$ 766	$ 1,027
Portfolio turnover rate G	151% A	164%	112%	103%	80%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 32.06	$ 60.41	$ 48.85	$ 45.88	$ 42.55	$ 41.77
Income from Investment Operations
Net investment income (loss) E	(.07)	(.27)	(.53)	(.27)	(.41)	(.33) H
Net realized and unrealized gain (loss)	1.81	(28.08)	12.09	3.24	3.74	1.11
Total from investment operations	1.74	(28.35)	11.56	2.97	3.33	.78
Net asset value, end of period	$ 33.80	$ 32.06	$ 60.41	$ 48.85	$ 45.88	$ 42.55
Total Return B,C,D	5.43%	(46.93)%	23.66%	6.47%	7.83%	1.87%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.90%	1.90%	1.92%	1.94%	1.93%
Expenses net of fee waivers, if any	1.93% A	1.90%	1.90%	1.92%	1.94%	1.93%
Expenses net of all reductions	1.92% A	1.89%	1.89%	1.90%	1.90%	1.90%
Net investment income (loss)	(.48)% A	(.53)%	(.99)%	(.59)%	(.95)%	(.78)%
Supplemental Data
Net assets, end of period (in millions)	$ 134	$ 141	$ 313	$ 299	$ 365	$ 481
Portfolio turnover rate G	151% A	164%	112%	103%	80%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 36.61	$ 68.21	$ 54.76	$ 50.86	$ 46.63	$ 45.24
Income from Investment Operations
Net investment income (loss) D	.10	.32	.08	.28	.10	.18 G
Net realized and unrealized gain (loss)	2.06	(31.92)	13.59	3.62	4.13	1.21
Total from investment operations	2.16	(31.60)	13.67	3.90	4.23	1.39
Distributions from net investment income	(.27)	-	(.22)	-	-	-
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.29) I	-	(.22)	-	-	-
Net asset value, end of period	$ 38.48	$ 36.61	$ 68.21	$ 54.76	$ 50.86	$ 46.63
Total Return B,C	5.96%	(46.33)%	25.06%	7.67%	9.07%	3.07%
Ratios to Average Net Assets E,H
Expenses before reductions	.87% A	.80%	.79%	.78%	.79%	.76%
Expenses net of fee waivers, if any	.87% A	.80%	.79%	.78%	.79%	.76%
Expenses net of all reductions	.87% A	.79%	.78%	.76%	.75%	.73%
Net investment income (loss)	.58% A	.57%	.12%	.55%	.21%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 948	$ 934	$ 1,496	$ 1,341	$ 1,255	$ 2,692
Portfolio turnover rate F	151% A	164%	112%	103%	80%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.12 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 168,551
Unrealized depreciation	(404,358)
Net unrealized appreciation (depreciation)	$ (235,807)
Cost for federal income tax purposes	$ 3,196,065

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,057,889 and $2,217,041, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 692	$ 7
Class T	.25%	.25%	2,898	-
Class B	.75%	.25%	380	286
Class C	.75%	.25%	639	28
			$ 4,609	$ 321

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16
Class T	18
Class B*	76
Class C*	3
$ 113

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 878.32
Class T	1,777.31
Class B	121.32
Class C	203.32
Institutional Class	1,143.26
	$ 4,122

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $73 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $298.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $40 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 1,072	$ -
Institutional Class	7,020	-
Total	$ 8,092	$ -
From net realized gain
Class A	$ 273	$ -
Institutional Class	384	-
Total	$ 657	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	1,522	6,299	$ 49,755	$ 349,250
Reinvestment of distributions	34	-	1,144	-
Shares redeemed	(3,971)	(7,189)	(128,222)	(391,922)
Net increase (decrease)	(2,415)	(890)	$ (77,323)	$ (42,672)
Class T
Shares sold	3,086	6,952	$ 100,539	$ 379,756
Shares redeemed	(6,259)	(13,187)	(202,445)	(711,476)
Net increase (decrease)	(3,173)	(6,235)	$ (101,906)	$ (331,720)
Class B
Shares sold	116	236	$ 3,506	$ 11,968
Shares redeemed	(786)	(2,186)	(23,388)	(111,526)
Net increase (decrease)	(670)	(1,950)	$ (19,882)	$ (99,558)
Class C
Shares sold	233	569	$ 7,157	$ 29,186
Shares redeemed	(659)	(1,354)	(19,785)	(66,626)
Net increase (decrease)	(426)	(785)	$ (12,628)	$ (37,440)
Institutional Class
Shares sold	2,520	9,755	$ 87,769	$ 545,906
Reinvestment of distributions	189	-	6,765	-
Shares redeemed	(3,589)	(6,178)	(122,554)	(353,080)
Net increase (decrease)	(880)	3,577	$ (28,020)	$ 192,826

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPGI-USAN-0709
1.786784.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Equity Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.08%
Actual		$ 1,000.00	$ 1,028.30	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.44
Class T	1.31%
Actual		$ 1,000.00	$ 1,027.30	$ 6.62
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.59
Class B	1.83%
Actual		$ 1,000.00	$ 1,024.40	$ 9.24
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.83%
Actual		$ 1,000.00	$ 1,024.00	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,029.40	$ 4.10
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.3	3.5
AT&T, Inc.	3.9	1.5
Wells Fargo & Co.	3.5	3.6
Exxon Mobil Corp.	3.4	6.2
Chevron Corp.	3.3	6.1
Bank of America Corp.	2.6	1.4
ConocoPhillips	2.0	2.2
Verizon Communications, Inc.	1.9	2.0
Pfizer, Inc.	1.8	0.0
Toll Brothers, Inc.	1.8	1.8
	28.5
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.5	32.5
Energy	17.0	17.8
Consumer Discretionary	14.3	4.5
Industrials	9.0	13.2
Health Care	8.6	10.6
Asset Allocation (% of fund's net assets)
As of May 31, 2009*		As of November 30, 2008**
	Stocks 97.6%		Stocks 99.8%
	Convertible Securities 1.8%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	10.3%	** Foreign investments	3.0%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.4%
Gentex Corp.	386,200	$ 4,553
Johnson Controls, Inc.	978,200	19,496
Magna International, Inc. Class A	152,600	5,060
The Goodyear Tire & Rubber Co. (a)	1,554,200	17,796
		46,905
Automobiles - 0.5%
Fiat SpA (a)	645,223	6,930
Harley-Davidson, Inc. (d)	553,900	9,400
		16,330
Diversified Consumer Services - 0.5%
H&R Block, Inc.	1,211,700	17,691
Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp. (a)	941,400	13,547
Household Durables - 3.1%
Black & Decker Corp.	213,791	6,856
Lennar Corp. Class A	229,700	2,184
Newell Rubbermaid, Inc.	1,152,900	13,270
The Stanley Works	191,000	6,819
Toll Brothers, Inc. (a)	3,200,000	59,456
Whirlpool Corp.	357,800	15,078
		103,663
Media - 2.9%
Belo Corp. Series A	622,810	1,121
Comcast Corp. Class A	1,604,700	22,097
DreamWorks Animation SKG, Inc. Class A (a)	43,369	1,208
Informa PLC	170,520	671
Interpublic Group of Companies, Inc. (a)	615,300	3,224
Liberty Global, Inc. Class A (a)	277,415	3,834
Scripps Networks Interactive, Inc. Class A	340,211	9,437
The Walt Disney Co.	676,900	16,395
Time Warner, Inc.	1,106,800	25,921
Viacom, Inc. Class B (non-vtg.) (a)	301,700	6,689
Virgin Media, Inc.	623,100	5,421
		96,018
Multiline Retail - 2.0%
JCPenney Co., Inc.	97,300	2,539
Kohl's Corp. (a)	708,900	30,107
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	572,500	$ 6,687
Target Corp.	669,900	26,327
		65,660
Specialty Retail - 3.1%
Home Depot, Inc.	1,976,700	45,780
Lowe's Companies, Inc.	629,700	11,971
OfficeMax, Inc.	162,100	1,337
RadioShack Corp.	244,000	3,279
Staples, Inc.	1,205,500	24,652
Tiffany & Co., Inc.	387,600	10,996
Williams-Sonoma, Inc.	455,200	5,890
		103,905
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	357,500	1,609
TOTAL CONSUMER DISCRETIONARY		465,328
CONSUMER STAPLES - 5.9%
Beverages - 1.3%
Carlsberg AS Series B (d)	346,400	22,119
The Coca-Cola Co.	448,082	22,028
		44,147
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	324,100	9,658
Wal-Mart Stores, Inc.	453,400	22,552
Walgreen Co.	206,600	6,155
Winn-Dixie Stores, Inc. (a)	295,900	4,515
		42,880
Food Products - 0.9%
Nestle SA (Reg.)	449,479	16,368
Tyson Foods, Inc. Class A	1,004,700	13,383
		29,751
Household Products - 1.0%
Kimberly-Clark Corp.	310,000	16,086
Procter & Gamble Co.	356,100	18,496
		34,582
Personal Products - 0.5%
Avon Products, Inc.	567,894	15,083
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.9%
Philip Morris International, Inc.	717,900	$ 30,611
TOTAL CONSUMER STAPLES		197,054
ENERGY - 17.0%
Energy Equipment & Services - 2.7%
BJ Services Co.	264,900	4,143
Halliburton Co.	551,500	12,646
Noble Corp.	928,600	31,916
Pride International, Inc. (a)	271,071	6,565
Schlumberger Ltd. (NY Shares)	646,800	37,016
		92,286
Oil, Gas & Consumable Fuels - 14.3%
Anadarko Petroleum Corp.	120,700	5,767
Apache Corp.	267,200	22,514
Chesapeake Energy Corp.	149,300	3,383
Chevron Corp.	1,651,300	110,092
ConocoPhillips	1,482,500	67,958
CONSOL Energy, Inc.	151,800	6,248
Devon Energy Corp.	97,800	6,185
El Paso Corp.	131,759	1,285
EOG Resources, Inc.	327,100	23,940
Exxon Mobil Corp.	1,635,400	113,415
Hess Corp.	209,332	13,939
Marathon Oil Corp.	360,310	11,487
Occidental Petroleum Corp.	441,200	29,609
Peabody Energy Corp.	145,600	4,947
Royal Dutch Shell PLC:
Class A sponsored ADR	693,700	37,397
Class B ADR	160,500	8,760
Williams Companies, Inc.	528,200	8,863
		475,789
TOTAL ENERGY		568,075
FINANCIALS - 23.0%
Capital Markets - 6.3%
Bank of New York Mellon Corp.	1,733,800	48,165
Credit Suisse Group sponsored ADR	454,500	20,375
Goldman Sachs Group, Inc.	397,500	57,467
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,808,101	$ 54,822
State Street Corp.	245,500	11,403
T. Rowe Price Group, Inc.	109,400	4,438
UBS AG (NY Shares)	747,300	11,232
		207,902
Commercial Banks - 6.4%
Associated Banc-Corp.	527,900	7,639
Comerica, Inc.	226,900	4,919
Huntington Bancshares, Inc.	263,400	1,033
KeyCorp	996,300	4,982
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	2,423,200	15,363
PNC Financial Services Group, Inc.	938,400	42,744
U.S. Bancorp, Delaware	1,081,800	20,771
Wells Fargo & Co.	4,587,500	116,981
		214,432
Consumer Finance - 0.4%
Capital One Financial Corp.	345,200	8,437
SLM Corp. (a)	594,900	3,932
		12,369
Diversified Financial Services - 7.3%
Bank of America Corp.	7,770,416	87,573
CIT Group, Inc. (d)	912,500	3,495
Citigroup, Inc. (d)	1,370,700	5,099
CME Group, Inc.	18,900	6,079
JPMorgan Chase & Co.	3,854,600	142,236
		244,482
Insurance - 2.0%
ACE Ltd.	473,700	20,838
Hartford Financial Services Group, Inc.	410,000	5,879
MBIA, Inc. (a)(d)	205,700	1,327
MetLife, Inc.	222,700	7,015
Montpelier Re Holdings Ltd.	750,700	10,044
The Travelers Companies, Inc.	510,613	20,762
		65,865
Real Estate Investment Trusts - 0.4%
HCP, Inc.	390,800	9,078
Senior Housing Properties Trust (SBI)	324,400	5,434
		14,512
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc. (d)	594,400	$ 6,574
TOTAL FINANCIALS		766,136
HEALTH CARE - 8.3%
Biotechnology - 0.6%
Amgen, Inc. (a)	409,500	20,450
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	908,400	8,539
Covidien Ltd.	371,400	13,266
		21,805
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG & Co. KGaA	108,500	4,584
Pharmaceuticals - 6.9%
Abbott Laboratories	216,700	9,765
Bristol-Myers Squibb Co.	709,200	14,127
Johnson & Johnson	653,100	36,025
Merck & Co., Inc.	1,043,400	28,777
Pfizer, Inc.	4,016,100	61,005
Schering-Plough Corp.	948,800	23,151
Wyeth	1,298,900	58,269
		231,119
TOTAL HEALTH CARE		277,958
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.9%
General Dynamics Corp.	114,300	6,504
Honeywell International, Inc.	1,121,900	37,202
Spirit AeroSystems Holdings, Inc. Class A (a)	517,600	7,117
The Boeing Co.	348,900	15,648
United Technologies Corp.	569,700	29,972
		96,443
Building Products - 0.3%
Masco Corp.	859,600	8,905
Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	274,000	7,551
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	99,700	3,060
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.0%
General Electric Co.	3,178,900	$ 42,852
Rheinmetall AG	197,300	8,217
Siemens AG sponsored ADR	351,300	25,799
Textron, Inc.	908,100	10,443
Tyco International Ltd.	424,100	11,709
		99,020
Machinery - 1.9%
Briggs & Stratton Corp.	141,098	2,145
Caterpillar, Inc.	100,900	3,578
Cummins, Inc.	283,100	9,181
Danaher Corp.	197,500	11,919
Eaton Corp.	262,100	11,401
Illinois Tool Works, Inc.	198,100	6,397
Ingersoll-Rand Co. Ltd. Class A	401,600	8,124
Kennametal, Inc.	304,300	5,745
SPX Corp.	73,268	3,364
Vallourec SA	27,200	3,438
		65,292
Professional Services - 0.1%
Equifax, Inc.	121,678	3,312
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	60,600	4,390
Union Pacific Corp.	181,000	8,918
		13,308
TOTAL INDUSTRIALS		296,891
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	1,520,500	28,129
Motorola, Inc.	1,427,300	8,649
		36,778
Computers & Peripherals - 1.5%
Dell, Inc. (a)	324,900	3,762
Hewlett-Packard Co.	801,200	27,521
International Business Machines Corp.	163,900	17,419
		48,702
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	162,462	3,930
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	324,900	$ 7,476
Tyco Electronics Ltd.	788,500	13,696
		25,102
IT Services - 0.3%
MoneyGram International, Inc. (a)	232,100	383
The Western Union Co.	514,072	9,063
		9,446
Office Electronics - 0.1%
Xerox Corp.	689,800	4,691
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	589,100	14,380
Applied Materials, Inc.	2,000,000	22,520
Intel Corp.	2,369,500	37,249
Micron Technology, Inc. (a)	994,200	5,031
National Semiconductor Corp.	1,133,100	15,727
		94,907
Software - 1.6%
Microsoft Corp.	1,013,000	21,162
Oracle Corp.	1,087,200	21,298
Symantec Corp. (a)	706,400	11,013
		53,473
TOTAL INFORMATION TECHNOLOGY		273,099
MATERIALS - 1.5%
Chemicals - 0.7%
Dow Chemical Co.	282,668	4,998
E.I. du Pont de Nemours & Co.	530,200	15,095
H.B. Fuller Co.	253,298	4,311
		24,404
Metals & Mining - 0.8%
Alcoa, Inc.	828,000	7,634
Commercial Metals Co.	339,600	5,763
Freeport-McMoRan Copper & Gold, Inc. Class B	87,800	4,779
Nucor Corp.	170,400	7,482
		25,658
TOTAL MATERIALS		50,062
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 6.5%
AT&T, Inc.	5,174,600	$ 128,278
Qwest Communications International, Inc.	5,633,400	24,562
Verizon Communications, Inc.	2,158,000	63,143
		215,983
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	2,493,136	12,840
Vodafone Group PLC sponsored ADR	557,300	10,488
		23,328
TOTAL TELECOMMUNICATION SERVICES		239,311
UTILITIES - 3.6%
Electric Utilities - 1.7%
Allegheny Energy, Inc.	712,300	17,808
Entergy Corp.	271,500	20,259
Exelon Corp.	386,400	18,551
		56,618
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	1,539,400	15,379
Multi-Utilities - 1.4%
Public Service Enterprise Group, Inc.	910,000	29,002
Wisconsin Energy Corp.	457,700	18,061
		47,063
TOTAL UTILITIES		119,060
TOTAL COMMON STOCKS (Cost $3,093,962)		3,252,974
Convertible Preferred Stocks - 1.1%

FINANCIALS - 0.5%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	5,200	3,302
Diversified Financial Services - 0.3%
Citigroup, Inc. Series T, 6.50%	253,300	9,863
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	333,300	$ 2,966
TOTAL FINANCIALS		16,131
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Schering-Plough Corp. 6.00%	51,900	11,330
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	129,700	10,959
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $49,886)		38,420
Convertible Bonds - 0.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Johnson Controls, Inc. 6.5% 9/30/12	$ 2,340	4,334
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	850	1,108
Hotels, Restaurants & Leisure - 0.1%
International Game Technology 3.25% 5/1/14 (e)	1,540	1,713
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	980	1,492
TOTAL CONSUMER DISCRETIONARY		8,647
INDUSTRIALS - 0.1%
Electrical Equipment - 0.0%
Sunpower Corp. 4.75% 4/15/14	920	1,143
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,260	1,399
Road & Rail - 0.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	1,360	1,380
TOTAL INDUSTRIALS		3,922
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 4.25% 10/15/13	$ 1,230	$ 1,444
MATERIALS - 0.3%
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	2,200	3,498
ArcelorMittal SA 5% 5/15/14	1,760	2,229
United States Steel Corp. 4% 5/15/14	2,930	3,655
		9,382
TOTAL CONVERTIBLE BONDS (Cost $17,370)		23,395
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	7,880,852	7,881
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	13,990,456	13,990
TOTAL MONEY MARKET FUNDS (Cost $21,871)		21,871
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,183,089)		3,336,660
NET OTHER ASSETS - (0.1)%		(4,706)
NET ASSETS - 100%		$ 3,331,954
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,713,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 94
Fidelity Securities Lending Cash Central Fund	634
Total	$ 728
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,336,660	$ 3,212,518	$ 124,142	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
Switzerland	3.3%
United Kingdom	1.7%
Bermuda	1.3%
Germany	1.1%
Netherlands Antilles	1.1%
Others (individually less than 1%)	1.8%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $698,457,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $250,315,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,855) - See accompanying schedule: Unaffiliated issuers (cost $3,161,218)	$ 3,314,789
Fidelity Central Funds (cost $21,871)	21,871
Total Investments (cost $3,183,089)		$ 3,336,660
Receivable for investments sold		6,082
Receivable for fund shares sold		1,293
Dividends receivable		9,485
Interest receivable		98
Distributions receivable from Fidelity Central Funds		191
Prepaid expenses		27
Other receivables		78
Total assets		3,353,914

Liabilities
Payable for investments purchased	$ 1,131
Payable for fund shares redeemed	3,740
Accrued management fee	1,275
Distribution fees payable	834
Other affiliated payables	874
Other payables and accrued expenses	116
Collateral on securities loaned, at value	13,990
Total liabilities		21,960

Net Assets		$ 3,331,954
Net Assets consist of:
Paid in capital		$ 4,671,879
Undistributed net investment income		11,168
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,504,666)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		153,573
Net Assets		$ 3,331,954

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($756,481 ÷ 44,448 shares)	$ 17.02

Maximum offering price per share (100/94.25 of $17.02)	$ 18.06
Class T: Net Asset Value and redemption price per share ($1,169,381 ÷ 67,783 shares)	$ 17.25

Maximum offering price per share (100/96.50 of $17.25)	$ 17.88
Class B: Net Asset Value and offering price per share ($89,012 ÷ 5,211 shares)A	$ 17.08

Class C: Net Asset Value and offering price per share ($151,344 ÷ 8,859 shares)A	$ 17.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,165,736 ÷ 66,570 shares)	$ 17.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 50,624
Interest		100
Income from Fidelity Central Funds		728
Total income		51,452

Expenses
Management fee	$ 7,327
Transfer agent fees	4,778
Distribution fees	4,821
Accounting and security lending fees	479
Custodian fees and expenses	35
Independent trustees' compensation	13
Registration fees	68
Audit	32
Legal	8
Interest	3
Miscellaneous	44
Total expenses before reductions	17,608
Expense reductions	(24)	17,584
Net investment income (loss)		33,868
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(486,795)
Foreign currency transactions	60
Total net realized gain (loss)		(486,735)
Change in net unrealized appreciation (depreciation) on: Investment securities	504,751
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		504,753
Net gain (loss)		18,018
Net increase (decrease) in net assets resulting from operations		$ 51,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,868	$ 73,776
Net realized gain (loss)	(486,735)	(1,014,193)
Change in net unrealized appreciation (depreciation)	504,753	(1,764,132)
Net increase (decrease) in net assets resulting from operations	51,886	(2,704,549)
Distributions to shareholders from net investment income	(31,499)	(77,980)
Distributions to shareholders from net realized gain	-	(377,988)
Total distributions	(31,499)	(455,968)
Share transactions - net increase (decrease)	(309,109)	(182,029)
Total increase (decrease) in net assets	(288,722)	(3,342,546)

Net Assets
Beginning of period	3,620,676	6,963,222
End of period (including undistributed net investment income of $11,168 and undistributed net investment income of $8,799, respectively)	$ 3,331,954	$ 3,620,676

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.72	$ 30.63	$ 31.82	$ 29.49	$ 27.59	$ 24.07
Income from Investment Operations
Net investment income (loss) E	.17	.36	.32	.36	.27	.28 H
Net realized and unrealized gain (loss)	.29	(12.22)	1.41	3.93	2.41	3.44
Total from investment operations	.46	(11.86)	1.73	4.29	2.68	3.72
Distributions from net investment income	(.16)	(.37)	(.35)	(.31)	(.32)	(.20)
Distributions from net realized gain	-	(1.68)	(2.57)	(1.65)	(.46)	-
Total distributions	(.16)	(2.05)	(2.92)	(1.96)	(.78)	(.20)
Net asset value, end of period	$ 17.02	$ 16.72	$ 30.63	$ 31.82	$ 29.49	$ 27.59
Total Return B, C, D	2.83%	(41.34)%	5.82%	15.44%	9.91%	15.51%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.01%	.97%	.99%	1.00%	1.01%
Expenses net of fee waivers, if any	1.08% A	1.01%	.97%	.99%	1.00%	1.01%
Expenses net of all reductions	1.08% A	1.00%	.96%	.98%	.98%	.99%
Net investment income (loss)	2.20% A	1.46%	1.02%	1.23%	.96%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$ 756	$ 801	$ 1,618	$ 1,551	$ 1,176	$ 870
Portfolio turnover rate G	126% A	78%	44%	56%	45%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.94	$ 31.01	$ 32.22	$ 29.83	$ 27.89	$ 24.34
Income from Investment Operations
Net investment income (loss) E	.15	.31	.25	.30	.21	.22 H
Net realized and unrealized gain (loss)	.30	(12.39)	1.44	3.98	2.44	3.49
Total from investment operations	.45	(12.08)	1.69	4.28	2.65	3.71
Distributions from net investment income	(.14)	(.31)	(.33)	(.24)	(.25)	(.16)
Distributions from net realized gain	-	(1.68)	(2.57)	(1.65)	(.46)	-
Total distributions	(.14)	(1.99)	(2.90)	(1.89)	(.71)	(.16)
Net asset value, end of period	$ 17.25	$ 16.94	$ 31.01	$ 32.22	$ 29.83	$ 27.89
Total Return B, C, D	2.73%	(41.49)%	5.60%	15.19%	9.68%	15.28%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.21%	1.18%	1.20%	1.22%	1.23%
Expenses net of fee waivers, if any	1.31% A	1.21%	1.18%	1.20%	1.22%	1.23%
Expenses net of all reductions	1.31% A	1.21%	1.18%	1.19%	1.19%	1.22%
Net investment income (loss)	1.97% A	1.25%	.81%	1.02%	.75%	.83%
Supplemental Data
Net assets, end of period (in millions)	$ 1,169	$ 1,286	$ 2,711	$ 3,076	$ 3,000	$ 2,896
Portfolio turnover rate G	126% A	78%	44%	56%	45%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.77	$ 30.67	$ 31.89	$ 29.54	$ 27.62	$ 24.13
Income from Investment Operations
Net investment income (loss) E	.11	.17	.06	.11	.03	.06 H
Net realized and unrealized gain (loss)	.29	(12.26)	1.41	3.94	2.42	3.45
Total from investment operations	.40	(12.09)	1.47	4.05	2.45	3.51
Distributions from net investment income	(.09)	(.13)	(.12)	(.05)	(.07)	(.02)
Distributions from net realized gain	-	(1.68)	(2.57)	(1.65)	(.46)	-
Total distributions	(.09)	(1.81)	(2.69)	(1.70)	(.53)	(.02)
Net asset value, end of period	$ 17.08	$ 16.77	$ 30.67	$ 31.89	$ 29.54	$ 27.62
Total Return B, C, D	2.44%	(41.80)%	4.95%	14.46%	9.00%	14.55%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.80%	1.79%	1.83%	1.85%	1.86%
Expenses net of fee waivers, if any	1.83% A	1.80%	1.79%	1.83%	1.85%	1.85%
Expenses net of all reductions	1.83% A	1.80%	1.79%	1.82%	1.83%	1.84%
Net investment income (loss)	1.45% A	.66%	.20%	.39%	.12%	.22%
Supplemental Data
Net assets, end of period (in millions)	$ 89	$ 115	$ 314	$ 420	$ 504	$ 573
Portfolio turnover rate G	126% A	78%	44%	56%	45%	33%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.78	$ 30.70	$ 31.93	$ 29.59	$ 27.68	$ 24.17
Income from Investment Operations
Net investment income (loss) E	.11	.17	.08	.13	.05	.07 H
Net realized and unrealized gain (loss)	.29	(12.26)	1.42	3.95	2.42	3.46
Total from investment operations	.40	(12.09)	1.50	4.08	2.47	3.53
Distributions from net investment income	(.10)	(.15)	(.16)	(.09)	(.10)	(.02)
Distributions from net realized gain	-	(1.68)	(2.57)	(1.65)	(.46)	-
Total distributions	(.10)	(1.83)	(2.73)	(1.74)	(.56)	(.02)
Net asset value, end of period	$ 17.08	$ 16.78	$ 30.70	$ 31.93	$ 29.59	$ 27.68
Total Return B, C, D	2.40%	(41.79)%	5.03%	14.52%	9.07%	14.61%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.77%	1.73%	1.76%	1.79%	1.81%
Expenses net of fee waivers, if any	1.83% A	1.77%	1.73%	1.76%	1.79%	1.81%
Expenses net of all reductions	1.83% A	1.77%	1.73%	1.76%	1.77%	1.79%
Net investment income (loss)	1.45% A	.70%	.26%	.45%	.18%	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 151	$ 170	$ 385	$ 403	$ 355	$ 313
Portfolio turnover rate G	126% A	78%	44%	56%	45%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 17.20	$ 31.46	$ 32.64	$ 30.20	$ 28.22	$ 24.61
Income from Investment Operations
Net investment income (loss) D	.19	.44	.41	.46	.37	.37 G
Net realized and unrealized gain (loss)	.30	(12.57)	1.46	4.02	2.47	3.52
Total from investment operations	.49	(12.13)	1.87	4.48	2.84	3.89
Distributions from net investment income	(.18)	(.45)	(.48)	(.39)	(.40)	(.28)
Distributions from net realized gain	-	(1.68)	(2.57)	(1.65)	(.46)	-
Total distributions	(.18)	(2.13)	(3.05)	(2.04)	(.86)	(.28)
Net asset value, end of period	$ 17.51	$ 17.20	$ 31.46	$ 32.64	$ 30.20	$ 28.22
Total Return B, C	2.94%	(41.18)%	6.14%	15.75%	10.29%	15.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A	.72%	.69%	.70%	.68%	.69%
Expenses net of fee waivers, if any	.81% A	.72%	.69%	.70%	.68%	.69%
Expenses net of all reductions	.81% A	.72%	.68%	.69%	.66%	.67%
Net investment income (loss)	2.47% A	1.75%	1.30%	1.52%	1.28%	1.38%
Supplemental Data
Net assets, end of period (in millions)	$ 1,166	$ 1,249	$ 1,936	$ 1,893	$ 1,896	$ 1,825
Portfolio turnover rate F	126% A	78%	44%	56%	45%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 477,300
Unrealized depreciation	(368,915)
Net unrealized appreciation (depreciation)	$ 108,385
Cost for federal income tax purposes	$ 3,228,275

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,987,617 and $2,300,525, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was ..47% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 880	$ 19
Class T	.25%	.25%	2,760	-*
Class B	.75%	.25%	459	346
Class C	.75%	.25%	722	37
			$ 4,821	$ 402

* Amount represents less than $1,000.

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42
Class T	16
Class B*	96
Class C*	4
$ 158

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,119.32
Class T	1,639.30
Class B	146.32
Class C	229.32
Institutional Class	1,645.30
	$ 4,778

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $76 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,712.34%		$ 2

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $634.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,946. The weighted average interest rate was .50%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $24 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 7,409	$ 18,912
Class T	10,060	25,481
Class B	560	1,127
Class C	895	1,753
Institutional Class	12,575	30,707
Total	$ 31,499	$ 77,980
From net realized gain
Class A	$ -	$ 88,439
Class T	-	145,290
Class B	-	16,980
Class C	-	21,072
Institutional Class	-	106,207
Total	$ -	$ 377,988

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	4,521	10,178	$ 68,751	$ 252,262
Reinvestment of distributions	442	3,598	6,955	100,600
Shares redeemed	(8,401)	(18,710)	(125,559)	(455,392)
Net increase (decrease)	(3,438)	(4,934)	$ (49,853)	$ (102,530)
Class T
Shares sold	6,759	11,121	$ 103,805	$ 275,660
Reinvestment of distributions	606	5,810	9,680	165,355
Shares redeemed	(15,495)	(28,432)	(234,912)	(703,216)
Net increase (decrease)	(8,130)	(11,501)	$ (121,427)	$ (262,201)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class B
Shares sold	243	550	$ 3,718	$ 13,506
Reinvestment of distributions	32	574	510	16,395
Shares redeemed	(1,916)	(4,508)	(28,771)	(110,695)
Net increase (decrease)	(1,641)	(3,384)	$ (24,543)	$ (80,794)
Class C
Shares sold	635	1,500	$ 9,780	$ 36,227
Reinvestment of distributions	49	694	771	19,781
Shares redeemed	(1,930)	(4,620)	(28,711)	(107,257)
Net increase (decrease)	(1,246)	(2,426)	$ (18,160)	$ (51,249)
Institutional Class
Shares sold	6,635	25,659	$ 101,439	$ 636,405
Reinvestment of distributions	744	4,193	12,065	119,127
Shares redeemed	(13,456)	(18,741)	(208,630)	(440,787)
Net increase (decrease)	(6,077)	11,111	$ (95,126)	$ 314,745

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPI-USAN-0709
1.786785.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Equity Income
Fund - Institutional Class

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.08%
Actual		$ 1,000.00	$ 1,028.30	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.44
Class T	1.31%
Actual		$ 1,000.00	$ 1,027.30	$ 6.62
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.59
Class B	1.83%
Actual		$ 1,000.00	$ 1,024.40	$ 9.24
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.83%
Actual		$ 1,000.00	$ 1,024.00	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,029.40	$ 4.10
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.3	3.5
AT&T, Inc.	3.9	1.5
Wells Fargo & Co.	3.5	3.6
Exxon Mobil Corp.	3.4	6.2
Chevron Corp.	3.3	6.1
Bank of America Corp.	2.6	1.4
ConocoPhillips	2.0	2.2
Verizon Communications, Inc.	1.9	2.0
Pfizer, Inc.	1.8	0.0
Toll Brothers, Inc.	1.8	1.8
	28.5
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.5	32.5
Energy	17.0	17.8
Consumer Discretionary	14.3	4.5
Industrials	9.0	13.2
Health Care	8.6	10.6
Asset Allocation (% of fund's net assets)
As of May 31, 2009*		As of November 30, 2008**
	Stocks 97.6%		Stocks 99.8%
	Convertible Securities 1.8%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	10.3%	** Foreign investments	3.0%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.4%
Gentex Corp.	386,200	$ 4,553
Johnson Controls, Inc.	978,200	19,496
Magna International, Inc. Class A	152,600	5,060
The Goodyear Tire & Rubber Co. (a)	1,554,200	17,796
		46,905
Automobiles - 0.5%
Fiat SpA (a)	645,223	6,930
Harley-Davidson, Inc. (d)	553,900	9,400
		16,330
Diversified Consumer Services - 0.5%
H&R Block, Inc.	1,211,700	17,691
Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp. (a)	941,400	13,547
Household Durables - 3.1%
Black & Decker Corp.	213,791	6,856
Lennar Corp. Class A	229,700	2,184
Newell Rubbermaid, Inc.	1,152,900	13,270
The Stanley Works	191,000	6,819
Toll Brothers, Inc. (a)	3,200,000	59,456
Whirlpool Corp.	357,800	15,078
		103,663
Media - 2.9%
Belo Corp. Series A	622,810	1,121
Comcast Corp. Class A	1,604,700	22,097
DreamWorks Animation SKG, Inc. Class A (a)	43,369	1,208
Informa PLC	170,520	671
Interpublic Group of Companies, Inc. (a)	615,300	3,224
Liberty Global, Inc. Class A (a)	277,415	3,834
Scripps Networks Interactive, Inc. Class A	340,211	9,437
The Walt Disney Co.	676,900	16,395
Time Warner, Inc.	1,106,800	25,921
Viacom, Inc. Class B (non-vtg.) (a)	301,700	6,689
Virgin Media, Inc.	623,100	5,421
		96,018
Multiline Retail - 2.0%
JCPenney Co., Inc.	97,300	2,539
Kohl's Corp. (a)	708,900	30,107
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	572,500	$ 6,687
Target Corp.	669,900	26,327
		65,660
Specialty Retail - 3.1%
Home Depot, Inc.	1,976,700	45,780
Lowe's Companies, Inc.	629,700	11,971
OfficeMax, Inc.	162,100	1,337
RadioShack Corp.	244,000	3,279
Staples, Inc.	1,205,500	24,652
Tiffany & Co., Inc.	387,600	10,996
Williams-Sonoma, Inc.	455,200	5,890
		103,905
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	357,500	1,609
TOTAL CONSUMER DISCRETIONARY		465,328
CONSUMER STAPLES - 5.9%
Beverages - 1.3%
Carlsberg AS Series B (d)	346,400	22,119
The Coca-Cola Co.	448,082	22,028
		44,147
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	324,100	9,658
Wal-Mart Stores, Inc.	453,400	22,552
Walgreen Co.	206,600	6,155
Winn-Dixie Stores, Inc. (a)	295,900	4,515
		42,880
Food Products - 0.9%
Nestle SA (Reg.)	449,479	16,368
Tyson Foods, Inc. Class A	1,004,700	13,383
		29,751
Household Products - 1.0%
Kimberly-Clark Corp.	310,000	16,086
Procter & Gamble Co.	356,100	18,496
		34,582
Personal Products - 0.5%
Avon Products, Inc.	567,894	15,083
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.9%
Philip Morris International, Inc.	717,900	$ 30,611
TOTAL CONSUMER STAPLES		197,054
ENERGY - 17.0%
Energy Equipment & Services - 2.7%
BJ Services Co.	264,900	4,143
Halliburton Co.	551,500	12,646
Noble Corp.	928,600	31,916
Pride International, Inc. (a)	271,071	6,565
Schlumberger Ltd. (NY Shares)	646,800	37,016
		92,286
Oil, Gas & Consumable Fuels - 14.3%
Anadarko Petroleum Corp.	120,700	5,767
Apache Corp.	267,200	22,514
Chesapeake Energy Corp.	149,300	3,383
Chevron Corp.	1,651,300	110,092
ConocoPhillips	1,482,500	67,958
CONSOL Energy, Inc.	151,800	6,248
Devon Energy Corp.	97,800	6,185
El Paso Corp.	131,759	1,285
EOG Resources, Inc.	327,100	23,940
Exxon Mobil Corp.	1,635,400	113,415
Hess Corp.	209,332	13,939
Marathon Oil Corp.	360,310	11,487
Occidental Petroleum Corp.	441,200	29,609
Peabody Energy Corp.	145,600	4,947
Royal Dutch Shell PLC:
Class A sponsored ADR	693,700	37,397
Class B ADR	160,500	8,760
Williams Companies, Inc.	528,200	8,863
		475,789
TOTAL ENERGY		568,075
FINANCIALS - 23.0%
Capital Markets - 6.3%
Bank of New York Mellon Corp.	1,733,800	48,165
Credit Suisse Group sponsored ADR	454,500	20,375
Goldman Sachs Group, Inc.	397,500	57,467
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,808,101	$ 54,822
State Street Corp.	245,500	11,403
T. Rowe Price Group, Inc.	109,400	4,438
UBS AG (NY Shares)	747,300	11,232
		207,902
Commercial Banks - 6.4%
Associated Banc-Corp.	527,900	7,639
Comerica, Inc.	226,900	4,919
Huntington Bancshares, Inc.	263,400	1,033
KeyCorp	996,300	4,982
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	2,423,200	15,363
PNC Financial Services Group, Inc.	938,400	42,744
U.S. Bancorp, Delaware	1,081,800	20,771
Wells Fargo & Co.	4,587,500	116,981
		214,432
Consumer Finance - 0.4%
Capital One Financial Corp.	345,200	8,437
SLM Corp. (a)	594,900	3,932
		12,369
Diversified Financial Services - 7.3%
Bank of America Corp.	7,770,416	87,573
CIT Group, Inc. (d)	912,500	3,495
Citigroup, Inc. (d)	1,370,700	5,099
CME Group, Inc.	18,900	6,079
JPMorgan Chase & Co.	3,854,600	142,236
		244,482
Insurance - 2.0%
ACE Ltd.	473,700	20,838
Hartford Financial Services Group, Inc.	410,000	5,879
MBIA, Inc. (a)(d)	205,700	1,327
MetLife, Inc.	222,700	7,015
Montpelier Re Holdings Ltd.	750,700	10,044
The Travelers Companies, Inc.	510,613	20,762
		65,865
Real Estate Investment Trusts - 0.4%
HCP, Inc.	390,800	9,078
Senior Housing Properties Trust (SBI)	324,400	5,434
		14,512
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc. (d)	594,400	$ 6,574
TOTAL FINANCIALS		766,136
HEALTH CARE - 8.3%
Biotechnology - 0.6%
Amgen, Inc. (a)	409,500	20,450
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	908,400	8,539
Covidien Ltd.	371,400	13,266
		21,805
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG & Co. KGaA	108,500	4,584
Pharmaceuticals - 6.9%
Abbott Laboratories	216,700	9,765
Bristol-Myers Squibb Co.	709,200	14,127
Johnson & Johnson	653,100	36,025
Merck & Co., Inc.	1,043,400	28,777
Pfizer, Inc.	4,016,100	61,005
Schering-Plough Corp.	948,800	23,151
Wyeth	1,298,900	58,269
		231,119
TOTAL HEALTH CARE		277,958
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.9%
General Dynamics Corp.	114,300	6,504
Honeywell International, Inc.	1,121,900	37,202
Spirit AeroSystems Holdings, Inc. Class A (a)	517,600	7,117
The Boeing Co.	348,900	15,648
United Technologies Corp.	569,700	29,972
		96,443
Building Products - 0.3%
Masco Corp.	859,600	8,905
Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	274,000	7,551
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	99,700	3,060
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.0%
General Electric Co.	3,178,900	$ 42,852
Rheinmetall AG	197,300	8,217
Siemens AG sponsored ADR	351,300	25,799
Textron, Inc.	908,100	10,443
Tyco International Ltd.	424,100	11,709
		99,020
Machinery - 1.9%
Briggs & Stratton Corp.	141,098	2,145
Caterpillar, Inc.	100,900	3,578
Cummins, Inc.	283,100	9,181
Danaher Corp.	197,500	11,919
Eaton Corp.	262,100	11,401
Illinois Tool Works, Inc.	198,100	6,397
Ingersoll-Rand Co. Ltd. Class A	401,600	8,124
Kennametal, Inc.	304,300	5,745
SPX Corp.	73,268	3,364
Vallourec SA	27,200	3,438
		65,292
Professional Services - 0.1%
Equifax, Inc.	121,678	3,312
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	60,600	4,390
Union Pacific Corp.	181,000	8,918
		13,308
TOTAL INDUSTRIALS		296,891
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	1,520,500	28,129
Motorola, Inc.	1,427,300	8,649
		36,778
Computers & Peripherals - 1.5%
Dell, Inc. (a)	324,900	3,762
Hewlett-Packard Co.	801,200	27,521
International Business Machines Corp.	163,900	17,419
		48,702
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	162,462	3,930
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	324,900	$ 7,476
Tyco Electronics Ltd.	788,500	13,696
		25,102
IT Services - 0.3%
MoneyGram International, Inc. (a)	232,100	383
The Western Union Co.	514,072	9,063
		9,446
Office Electronics - 0.1%
Xerox Corp.	689,800	4,691
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	589,100	14,380
Applied Materials, Inc.	2,000,000	22,520
Intel Corp.	2,369,500	37,249
Micron Technology, Inc. (a)	994,200	5,031
National Semiconductor Corp.	1,133,100	15,727
		94,907
Software - 1.6%
Microsoft Corp.	1,013,000	21,162
Oracle Corp.	1,087,200	21,298
Symantec Corp. (a)	706,400	11,013
		53,473
TOTAL INFORMATION TECHNOLOGY		273,099
MATERIALS - 1.5%
Chemicals - 0.7%
Dow Chemical Co.	282,668	4,998
E.I. du Pont de Nemours & Co.	530,200	15,095
H.B. Fuller Co.	253,298	4,311
		24,404
Metals & Mining - 0.8%
Alcoa, Inc.	828,000	7,634
Commercial Metals Co.	339,600	5,763
Freeport-McMoRan Copper & Gold, Inc. Class B	87,800	4,779
Nucor Corp.	170,400	7,482
		25,658
TOTAL MATERIALS		50,062
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 6.5%
AT&T, Inc.	5,174,600	$ 128,278
Qwest Communications International, Inc.	5,633,400	24,562
Verizon Communications, Inc.	2,158,000	63,143
		215,983
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	2,493,136	12,840
Vodafone Group PLC sponsored ADR	557,300	10,488
		23,328
TOTAL TELECOMMUNICATION SERVICES		239,311
UTILITIES - 3.6%
Electric Utilities - 1.7%
Allegheny Energy, Inc.	712,300	17,808
Entergy Corp.	271,500	20,259
Exelon Corp.	386,400	18,551
		56,618
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	1,539,400	15,379
Multi-Utilities - 1.4%
Public Service Enterprise Group, Inc.	910,000	29,002
Wisconsin Energy Corp.	457,700	18,061
		47,063
TOTAL UTILITIES		119,060
TOTAL COMMON STOCKS (Cost $3,093,962)		3,252,974
Convertible Preferred Stocks - 1.1%

FINANCIALS - 0.5%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	5,200	3,302
Diversified Financial Services - 0.3%
Citigroup, Inc. Series T, 6.50%	253,300	9,863
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	333,300	$ 2,966
TOTAL FINANCIALS		16,131
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Schering-Plough Corp. 6.00%	51,900	11,330
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	129,700	10,959
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $49,886)		38,420
Convertible Bonds - 0.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Johnson Controls, Inc. 6.5% 9/30/12	$ 2,340	4,334
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	850	1,108
Hotels, Restaurants & Leisure - 0.1%
International Game Technology 3.25% 5/1/14 (e)	1,540	1,713
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	980	1,492
TOTAL CONSUMER DISCRETIONARY		8,647
INDUSTRIALS - 0.1%
Electrical Equipment - 0.0%
Sunpower Corp. 4.75% 4/15/14	920	1,143
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,260	1,399
Road & Rail - 0.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	1,360	1,380
TOTAL INDUSTRIALS		3,922
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 4.25% 10/15/13	$ 1,230	$ 1,444
MATERIALS - 0.3%
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	2,200	3,498
ArcelorMittal SA 5% 5/15/14	1,760	2,229
United States Steel Corp. 4% 5/15/14	2,930	3,655
		9,382
TOTAL CONVERTIBLE BONDS (Cost $17,370)		23,395
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	7,880,852	7,881
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	13,990,456	13,990
TOTAL MONEY MARKET FUNDS (Cost $21,871)		21,871
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,183,089)		3,336,660
NET OTHER ASSETS - (0.1)%		(4,706)
NET ASSETS - 100%		$ 3,331,954
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,713,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 94
Fidelity Securities Lending Cash Central Fund	634
Total	$ 728
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,336,660	$ 3,212,518	$ 124,142	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
Switzerland	3.3%
United Kingdom	1.7%
Bermuda	1.3%
Germany	1.1%
Netherlands Antilles	1.1%
Others (individually less than 1%)	1.8%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $698,457,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $250,315,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,855) - See accompanying schedule: Unaffiliated issuers (cost $3,161,218)	$ 3,314,789
Fidelity Central Funds (cost $21,871)	21,871
Total Investments (cost $3,183,089)		$ 3,336,660
Receivable for investments sold		6,082
Receivable for fund shares sold		1,293
Dividends receivable		9,485
Interest receivable		98
Distributions receivable from Fidelity Central Funds		191
Prepaid expenses		27
Other receivables		78
Total assets		3,353,914

Liabilities
Payable for investments purchased	$ 1,131
Payable for fund shares redeemed	3,740
Accrued management fee	1,275
Distribution fees payable	834
Other affiliated payables	874
Other payables and accrued expenses	116
Collateral on securities loaned, at value	13,990
Total liabilities		21,960

Net Assets		$ 3,331,954
Net Assets consist of:
Paid in capital		$ 4,671,879
Undistributed net investment income		11,168
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,504,666)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		153,573
Net Assets		$ 3,331,954

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($756,481 ÷ 44,448 shares)	$ 17.02

Maximum offering price per share (100/94.25 of $17.02)	$ 18.06
Class T: Net Asset Value and redemption price per share ($1,169,381 ÷ 67,783 shares)	$ 17.25

Maximum offering price per share (100/96.50 of $17.25)	$ 17.88
Class B: Net Asset Value and offering price per share ($89,012 ÷ 5,211 shares)A	$ 17.08

Class C: Net Asset Value and offering price per share ($151,344 ÷ 8,859 shares)A	$ 17.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,165,736 ÷ 66,570 shares)	$ 17.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 50,624
Interest		100
Income from Fidelity Central Funds		728
Total income		51,452

Expenses
Management fee	$ 7,327
Transfer agent fees	4,778
Distribution fees	4,821
Accounting and security lending fees	479
Custodian fees and expenses	35
Independent trustees' compensation	13
Registration fees	68
Audit	32
Legal	8
Interest	3
Miscellaneous	44
Total expenses before reductions	17,608
Expense reductions	(24)	17,584
Net investment income (loss)		33,868
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(486,795)
Foreign currency transactions	60
Total net realized gain (loss)		(486,735)
Change in net unrealized appreciation (depreciation) on: Investment securities	504,751
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		504,753
Net gain (loss)		18,018
Net increase (decrease) in net assets resulting from operations		$ 51,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,868	$ 73,776
Net realized gain (loss)	(486,735)	(1,014,193)
Change in net unrealized appreciation (depreciation)	504,753	(1,764,132)
Net increase (decrease) in net assets resulting from operations	51,886	(2,704,549)
Distributions to shareholders from net investment income	(31,499)	(77,980)
Distributions to shareholders from net realized gain	-	(377,988)
Total distributions	(31,499)	(455,968)
Share transactions - net increase (decrease)	(309,109)	(182,029)
Total increase (decrease) in net assets	(288,722)	(3,342,546)

Net Assets
Beginning of period	3,620,676	6,963,222
End of period (including undistributed net investment income of $11,168 and undistributed net investment income of $8,799, respectively)	$ 3,331,954	$ 3,620,676

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.72	$ 30.63	$ 31.82	$ 29.49	$ 27.59	$ 24.07
Income from Investment Operations
Net investment income (loss) E	.17	.36	.32	.36	.27	.28 H
Net realized and unrealized gain (loss)	.29	(12.22)	1.41	3.93	2.41	3.44
Total from investment operations	.46	(11.86)	1.73	4.29	2.68	3.72
Distributions from net investment income	(.16)	(.37)	(.35)	(.31)	(.32)	(.20)
Distributions from net realized gain	-	(1.68)	(2.57)	(1.65)	(.46)	-
Total distributions	(.16)	(2.05)	(2.92)	(1.96)	(.78)	(.20)
Net asset value, end of period	$ 17.02	$ 16.72	$ 30.63	$ 31.82	$ 29.49	$ 27.59
Total Return B, C, D	2.83%	(41.34)%	5.82%	15.44%	9.91%	15.51%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.01%	.97%	.99%	1.00%	1.01%
Expenses net of fee waivers, if any	1.08% A	1.01%	.97%	.99%	1.00%	1.01%
Expenses net of all reductions	1.08% A	1.00%	.96%	.98%	.98%	.99%
Net investment income (loss)	2.20% A	1.46%	1.02%	1.23%	.96%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$ 756	$ 801	$ 1,618	$ 1,551	$ 1,176	$ 870
Portfolio turnover rate G	126% A	78%	44%	56%	45%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.94	$ 31.01	$ 32.22	$ 29.83	$ 27.89	$ 24.34
Income from Investment Operations
Net investment income (loss) E	.15	.31	.25	.30	.21	.22 H
Net realized and unrealized gain (loss)	.30	(12.39)	1.44	3.98	2.44	3.49
Total from investment operations	.45	(12.08)	1.69	4.28	2.65	3.71
Distributions from net investment income	(.14)	(.31)	(.33)	(.24)	(.25)	(.16)
Distributions from net realized gain	-	(1.68)	(2.57)	(1.65)	(.46)	-
Total distributions	(.14)	(1.99)	(2.90)	(1.89)	(.71)	(.16)
Net asset value, end of period	$ 17.25	$ 16.94	$ 31.01	$ 32.22	$ 29.83	$ 27.89
Total Return B, C, D	2.73%	(41.49)%	5.60%	15.19%	9.68%	15.28%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.21%	1.18%	1.20%	1.22%	1.23%
Expenses net of fee waivers, if any	1.31% A	1.21%	1.18%	1.20%	1.22%	1.23%
Expenses net of all reductions	1.31% A	1.21%	1.18%	1.19%	1.19%	1.22%
Net investment income (loss)	1.97% A	1.25%	.81%	1.02%	.75%	.83%
Supplemental Data
Net assets, end of period (in millions)	$ 1,169	$ 1,286	$ 2,711	$ 3,076	$ 3,000	$ 2,896
Portfolio turnover rate G	126% A	78%	44%	56%	45%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.77	$ 30.67	$ 31.89	$ 29.54	$ 27.62	$ 24.13
Income from Investment Operations
Net investment income (loss) E	.11	.17	.06	.11	.03	.06 H
Net realized and unrealized gain (loss)	.29	(12.26)	1.41	3.94	2.42	3.45
Total from investment operations	.40	(12.09)	1.47	4.05	2.45	3.51
Distributions from net investment income	(.09)	(.13)	(.12)	(.05)	(.07)	(.02)
Distributions from net realized gain	-	(1.68)	(2.57)	(1.65)	(.46)	-
Total distributions	(.09)	(1.81)	(2.69)	(1.70)	(.53)	(.02)
Net asset value, end of period	$ 17.08	$ 16.77	$ 30.67	$ 31.89	$ 29.54	$ 27.62
Total Return B, C, D	2.44%	(41.80)%	4.95%	14.46%	9.00%	14.55%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.80%	1.79%	1.83%	1.85%	1.86%
Expenses net of fee waivers, if any	1.83% A	1.80%	1.79%	1.83%	1.85%	1.85%
Expenses net of all reductions	1.83% A	1.80%	1.79%	1.82%	1.83%	1.84%
Net investment income (loss)	1.45% A	.66%	.20%	.39%	.12%	.22%
Supplemental Data
Net assets, end of period (in millions)	$ 89	$ 115	$ 314	$ 420	$ 504	$ 573
Portfolio turnover rate G	126% A	78%	44%	56%	45%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.78	$ 30.70	$ 31.93	$ 29.59	$ 27.68	$ 24.17
Income from Investment Operations
Net investment income (loss) E	.11	.17	.08	.13	.05	.07 H
Net realized and unrealized gain (loss)	.29	(12.26)	1.42	3.95	2.42	3.46
Total from investment operations	.40	(12.09)	1.50	4.08	2.47	3.53
Distributions from net investment income	(.10)	(.15)	(.16)	(.09)	(.10)	(.02)
Distributions from net realized gain	-	(1.68)	(2.57)	(1.65)	(.46)	-
Total distributions	(.10)	(1.83)	(2.73)	(1.74)	(.56)	(.02)
Net asset value, end of period	$ 17.08	$ 16.78	$ 30.70	$ 31.93	$ 29.59	$ 27.68
Total Return B, C, D	2.40%	(41.79)%	5.03%	14.52%	9.07%	14.61%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.77%	1.73%	1.76%	1.79%	1.81%
Expenses net of fee waivers, if any	1.83% A	1.77%	1.73%	1.76%	1.79%	1.81%
Expenses net of all reductions	1.83% A	1.77%	1.73%	1.76%	1.77%	1.79%
Net investment income (loss)	1.45% A	.70%	.26%	.45%	.18%	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 151	$ 170	$ 385	$ 403	$ 355	$ 313
Portfolio turnover rate G	126% A	78%	44%	56%	45%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 17.20	$ 31.46	$ 32.64	$ 30.20	$ 28.22	$ 24.61
Income from Investment Operations
Net investment income (loss) D	.19	.44	.41	.46	.37	.37 G
Net realized and unrealized gain (loss)	.30	(12.57)	1.46	4.02	2.47	3.52
Total from investment operations	.49	(12.13)	1.87	4.48	2.84	3.89
Distributions from net investment income	(.18)	(.45)	(.48)	(.39)	(.40)	(.28)
Distributions from net realized gain	-	(1.68)	(2.57)	(1.65)	(.46)	-
Total distributions	(.18)	(2.13)	(3.05)	(2.04)	(.86)	(.28)
Net asset value, end of period	$ 17.51	$ 17.20	$ 31.46	$ 32.64	$ 30.20	$ 28.22
Total Return B, C	2.94%	(41.18)%	6.14%	15.75%	10.29%	15.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A	.72%	.69%	.70%	.68%	.69%
Expenses net of fee waivers, if any	.81% A	.72%	.69%	.70%	.68%	.69%
Expenses net of all reductions	.81% A	.72%	.68%	.69%	.66%	.67%
Net investment income (loss)	2.47% A	1.75%	1.30%	1.52%	1.28%	1.38%
Supplemental Data
Net assets, end of period (in millions)	$ 1,166	$ 1,249	$ 1,936	$ 1,893	$ 1,896	$ 1,825
Portfolio turnover rate F	126% A	78%	44%	56%	45%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 477,300
Unrealized depreciation	(368,915)
Net unrealized appreciation (depreciation)	$ 108,385
Cost for federal income tax purposes	$ 3,228,275

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,987,617 and $2,300,525, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was ..47% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 880	$ 19
Class T	.25%	.25%	2,760	-*
Class B	.75%	.25%	459	346
Class C	.75%	.25%	722	37
			$ 4,821	$ 402

* Amount represents less than $1,000.

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42
Class T	16
Class B*	96
Class C*	4
$ 158

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,119.32
Class T	1,639.30
Class B	146.32
Class C	229.32
Institutional Class	1,645.30
	$ 4,778

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $76 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,712.34%		$ 2

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $634.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,946. The weighted average interest rate was .50%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $24 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 7,409	$ 18,912
Class T	10,060	25,481
Class B	560	1,127
Class C	895	1,753
Institutional Class	12,575	30,707
Total	$ 31,499	$ 77,980
From net realized gain
Class A	$ -	$ 88,439
Class T	-	145,290
Class B	-	16,980
Class C	-	21,072
Institutional Class	-	106,207
Total	$ -	$ 377,988

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	4,521	10,178	$ 68,751	$ 252,262
Reinvestment of distributions	442	3,598	6,955	100,600
Shares redeemed	(8,401)	(18,710)	(125,559)	(455,392)
Net increase (decrease)	(3,438)	(4,934)	$ (49,853)	$ (102,530)
Class T
Shares sold	6,759	11,121	$ 103,805	$ 275,660
Reinvestment of distributions	606	5,810	9,680	165,355
Shares redeemed	(15,495)	(28,432)	(234,912)	(703,216)
Net increase (decrease)	(8,130)	(11,501)	$ (121,427)	$ (262,201)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class B
Shares sold	243	550	$ 3,718	$ 13,506
Reinvestment of distributions	32	574	510	16,395
Shares redeemed	(1,916)	(4,508)	(28,771)	(110,695)
Net increase (decrease)	(1,641)	(3,384)	$ (24,543)	$ (80,794)
Class C
Shares sold	635	1,500	$ 9,780	$ 36,227
Reinvestment of distributions	49	694	771	19,781
Shares redeemed	(1,930)	(4,620)	(28,711)	(107,257)
Net increase (decrease)	(1,246)	(2,426)	$ (18,160)	$ (51,249)
Institutional Class
Shares sold	6,635	25,659	$ 101,439	$ 636,405
Reinvestment of distributions	744	4,193	12,065	119,127
Shares redeemed	(13,456)	(18,741)	(208,630)	(440,787)
Net increase (decrease)	(6,077)	11,111	$ (95,126)	$ 314,745

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPII-USAN-0709
1.786786.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Equity Value
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 1,041.20	$ 6.36
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,039.00	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,036.00	$ 10.15
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,036.50	$ 10.15
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,041.10	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.5	4.3
Wells Fargo & Co.	3.9	3.0
Bank of America Corp.	2.7	2.5
AT&T, Inc.	2.7	2.9
Exxon Mobil Corp.	2.6	8.5
Morgan Stanley	2.3	0.6
Chevron Corp.	2.2	3.8
Pfizer, Inc.	2.1	1.1
Johnson & Johnson	1.6	2.4
Weatherford International Ltd.	1.6	0.0
	26.2
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	24.6
Energy	15.8	16.7
Consumer Discretionary	12.9	10.0
Information Technology	12.3	10.7
Health Care	9.9	11.9
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 99.9%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	11.6%	** Foreign investments	10.5%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.2%
Autoliv, Inc.	6,500	$ 180,570
BorgWarner, Inc.	5,200	167,700
Federal-Mogul Corp. Class A (a)	37,200	372,000
Johnson Controls, Inc.	14,600	290,978
		1,011,248
Diversified Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	6,773	195,062
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	6,400	162,816
McDonald's Corp.	11,900	701,981
WMS Industries, Inc. (a)	4,000	141,880
		1,006,677
Household Durables - 5.7%
Black & Decker Corp.	7,100	227,697
Centex Corp.	57,455	484,346
D.R. Horton, Inc.	56,550	520,826
KB Home	47,342	710,130
Lennar Corp. Class A	13,000	123,630
Meritage Homes Corp. (a)	48,910	1,020,752
Newell Rubbermaid, Inc.	26,500	305,015
Pulte Homes, Inc. (d)	61,644	542,467
Ryland Group, Inc.	29,460	503,177
The Stanley Works	7,090	253,113
		4,691,153
Media - 1.1%
Cablevision Systems Corp. - NY Group Class A	4,400	83,732
Comcast Corp. Class A	32,300	444,771
The Walt Disney Co.	16,500	399,630
		928,133
Multiline Retail - 0.6%
Target Corp.	11,300	444,090
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	5,600	238,504
Best Buy Co., Inc.	6,600	231,660
Home Depot, Inc.	16,800	389,088
Lowe's Companies, Inc.	24,300	461,943
Staples, Inc.	17,149	350,697
		1,671,892
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Polo Ralph Lauren Corp. Class A	5,000	$ 269,100
VF Corp.	5,800	329,556
		598,656
TOTAL CONSUMER DISCRETIONARY		10,546,911
CONSUMER STAPLES - 4.3%
Beverages - 0.9%
Carlsberg AS:
Series A	3,583	240,159
Series B	825	52,680
The Coca-Cola Co.	9,600	471,936
		764,775
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc.	12,200	606,828
Winn-Dixie Stores, Inc. (a)	10,400	158,704
		765,532
Food Products - 1.5%
Marine Harvest ASA (a)	552,000	325,074
Ralcorp Holdings, Inc. (a)	4,200	240,534
Smithfield Foods, Inc. (a)	25,200	313,236
Tyson Foods, Inc. Class A	26,000	346,320
		1,225,164
Household Products - 0.3%
Energizer Holdings, Inc. (a)	3,900	203,814
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	10,000	547,500
TOTAL CONSUMER STAPLES		3,506,785
ENERGY - 15.8%
Energy Equipment & Services - 3.6%
Nabors Industries Ltd. (a)	12,800	228,864
Patterson-UTI Energy, Inc.	11,409	163,605
Transocean Ltd. (a)	15,900	1,263,732
Weatherford International Ltd. (a)	61,300	1,268,910
		2,925,111
Oil, Gas & Consumable Fuels - 12.2%
Cabot Oil & Gas Corp.	13,700	481,281
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	22,000	$ 498,520
Chevron Corp.	26,400	1,760,088
ConocoPhillips	10,900	499,656
Exxon Mobil Corp.	30,560	2,119,336
Foundation Coal Holdings, Inc.	31,600	927,460
Marathon Oil Corp.	12,800	408,064
Massey Energy Co.	22,600	517,314
Noble Energy, Inc.	6,300	374,724
Occidental Petroleum Corp.	4,900	328,839
Petro-Canada	5,100	221,881
Range Resources Corp.	13,000	595,530
Southwestern Energy Co. (a)	13,900	604,233
Suncor Energy, Inc.	8,100	283,775
Valero Energy Corp.	18,600	416,082
		10,036,783
TOTAL ENERGY		12,961,894
FINANCIALS - 23.8%
Capital Markets - 4.1%
Deutsche Bank AG (NY Shares)	8,400	567,924
Goldman Sachs Group, Inc.	4,800	693,936
Morgan Stanley	62,200	1,885,904
State Street Corp.	3,900	181,155
		3,328,919
Commercial Banks - 6.1%
Comerica, Inc.	13,500	292,680
Huntington Bancshares, Inc.	41,400	162,288
PNC Financial Services Group, Inc.	20,876	950,902
TCF Financial Corp. (d)	18,400	264,224
U.S. Bancorp, Delaware	8,300	159,360
Wells Fargo & Co.	123,800	3,156,900
		4,986,354
Consumer Finance - 0.3%
Capital One Financial Corp.	9,100	222,404
Diversified Financial Services - 7.2%
Bank of America Corp.	198,886	2,241,445
JPMorgan Chase & Co.	98,720	3,642,769
		5,884,214
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.3%
ACE Ltd.	9,100	$ 400,309
Axis Capital Holdings Ltd.	25,163	600,892
Endurance Specialty Holdings Ltd.	893	24,531
Everest Re Group Ltd.	14,400	996,912
Lincoln National Corp.	34,322	650,402
RenaissanceRe Holdings Ltd.	8,200	375,314
The Travelers Companies, Inc.	10,200	414,732
Transatlantic Holdings, Inc.	1,800	69,678
		3,532,770
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc. (d)	50,344	313,643
Vornado Realty Trust	3,050	142,313
		455,956
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	64,200	468,660
Forestar Group, Inc. (a)	27,800	338,048
		806,708
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	38,700	298,377
TOTAL FINANCIALS		19,515,702
HEALTH CARE - 9.9%
Biotechnology - 1.2%
Amgen, Inc. (a)	14,600	729,124
Biogen Idec, Inc. (a)	5,100	264,129
		993,253
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	14,500	136,300
C.R. Bard, Inc.	4,112	293,967
Cooper Companies, Inc.	6,500	172,315
Covidien Ltd.	15,968	570,377
		1,172,959
Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.	7,100	263,410
Medco Health Solutions, Inc. (a)	7,347	337,154
		600,564
Pharmaceuticals - 6.5%
Allergan, Inc.	10,900	481,017
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cadence Pharmaceuticals, Inc. (a)	7,900	$ 83,740
Johnson & Johnson	24,200	1,334,872
Merck & Co., Inc.	26,300	725,354
Optimer Pharmaceuticals, Inc. (a)	5,900	73,219
Pfizer, Inc.	115,100	1,748,369
ViroPharma, Inc. (a)	13,100	91,045
Wyeth	17,600	789,536
		5,327,152
TOTAL HEALTH CARE		8,093,928
INDUSTRIALS - 7.1%
Aerospace & Defense - 0.9%
Heico Corp. Class A	4,751	141,342
Honeywell International, Inc.	12,300	407,868
Lockheed Martin Corp.	2,700	225,801
		775,011
Airlines - 0.1%
Delta Air Lines, Inc. (a)	17,525	101,820
Building Products - 1.0%
AAON, Inc.	2,000	41,600
Masco Corp.	28,100	291,116
Owens Corning (a)	33,900	472,227
		804,943
Commercial Services & Supplies - 0.9%
R.R. Donnelley & Sons Co.	16,100	217,028
Republic Services, Inc.	23,193	528,568
		745,596
Electrical Equipment - 0.8%
Regal-Beloit Corp.	6,900	272,619
Rockwell Automation, Inc.	13,200	405,108
		677,727
Industrial Conglomerates - 0.3%
Textron, Inc.	20,500	235,750
Machinery - 1.3%
Cummins, Inc.	16,000	518,880
Danaher Corp.	6,600	398,310
Timken Co.	7,300	123,443
		1,040,633
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.6%
Con-way, Inc.	21,352	$ 685,399
Ryder System, Inc.	8,800	247,984
Union Pacific Corp.	6,800	335,036
		1,268,419
Trading Companies & Distributors - 0.2%
Fastenal Co.	2,400	79,728
W.W. Grainger, Inc.	1,000	78,830
		158,558
TOTAL INDUSTRIALS		5,808,457
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 1.0%
Juniper Networks, Inc. (a)	34,200	845,766
Computers & Peripherals - 0.4%
NCR Corp. (a)	26,200	281,388
Electronic Equipment & Components - 3.2%
Amphenol Corp. Class A	25,200	841,428
Arrow Electronics, Inc. (a)	20,000	483,800
Avnet, Inc. (a)	21,240	488,732
Flextronics International Ltd. (a)	33,800	133,848
Ingram Micro, Inc. Class A (a)	25,750	425,390
Tyco Electronics Ltd.	13,900	241,443
		2,614,641
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	8,100	189,621
IT Services - 1.3%
Fidelity National Information Services, Inc.	13,200	254,232
Lender Processing Services, Inc.	11,896	345,579
NCI, Inc. Class A (a)	17,265	434,387
		1,034,198
Semiconductors & Semiconductor Equipment - 5.6%
Analog Devices, Inc.	12,800	312,448
Applied Materials, Inc.	37,200	418,872
ASML Holding NV (NY Shares)	12,200	252,540
Atmel Corp. (a)	50,300	193,655
Fairchild Semiconductor International, Inc. (a)	48,244	340,603
FormFactor, Inc. (a)	14,500	263,175
Intel Corp.	40,500	636,660
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
International Rectifier Corp. (a)	11,330	$ 163,945
KLA-Tencor Corp.	7,300	197,100
Micron Technology, Inc. (a)	52,100	263,626
National Semiconductor Corp.	12,100	167,948
ON Semiconductor Corp. (a)	123,436	845,537
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	33,493	366,413
Texas Instruments, Inc.	8,500	164,900
		4,587,422
Software - 0.6%
BMC Software, Inc. (a)	14,200	484,220
TOTAL INFORMATION TECHNOLOGY		10,037,256
MATERIALS - 5.4%
Chemicals - 3.0%
Albemarle Corp.	15,244	430,186
Arkema	4,600	126,121
Ashland, Inc.	8,500	227,800
Celanese Corp. Class A	23,585	483,728
Cytec Industries, Inc.	8,800	189,024
Dow Chemical Co.	14,500	256,360
FMC Corp.	5,000	271,750
Lubrizol Corp.	4,600	205,482
Solutia, Inc. (a)	30,015	147,074
Terra Industries, Inc.	5,400	150,066
		2,487,591
Containers & Packaging - 1.5%
Pactiv Corp. (a)	11,500	257,600
Rock-Tenn Co. Class A	4,700	180,386
Temple-Inland, Inc.	60,703	775,784
		1,213,770
Metals & Mining - 0.6%
Agnico-Eagle Mines Ltd. (Canada)	2,100	129,812
Goldcorp, Inc.	3,200	126,470
Newcrest Mining Ltd.	4,582	121,655
Newmont Mining Corp.	2,400	117,288
		495,225
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	6,600	$ 221,628
TOTAL MATERIALS		4,418,214
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	88,477	2,193,345
Verizon Communications, Inc.	41,500	1,214,290
		3,407,635
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	94,700	487,705
TOTAL TELECOMMUNICATION SERVICES		3,895,340
UTILITIES - 3.6%
Electric Utilities - 1.6%
Entergy Corp.	6,100	455,182
Exelon Corp.	9,500	456,095
FirstEnergy Corp.	11,000	415,690
		1,326,967
Multi-Utilities - 2.0%
NiSource, Inc.	21,100	225,559
Sempra Energy	14,000	639,520
Wisconsin Energy Corp.	19,200	757,632
		1,622,711
TOTAL UTILITIES		2,949,678
TOTAL COMMON STOCKS (Cost $84,122,073)		81,734,165
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	109,176	$ 109,176
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,086,500	1,086,500
TOTAL MONEY MARKET FUNDS (Cost $1,195,676)		1,195,676
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $85,317,749)		82,929,841
NET OTHER ASSETS - (1.4)%		(1,147,431)
NET ASSETS - 100%		$ 81,782,410
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,872
Fidelity Securities Lending Cash Central Fund	10,669
Total	$ 12,541
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 82,929,841	$ 82,064,152	$ 865,689	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Switzerland	3.6%
Bermuda	3.4%
Canada	1.0%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $25,616,466 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $10,367,569 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,071,580) - See accompanying schedule: Unaffiliated issuers (cost $84,122,073)	$ 81,734,165
Fidelity Central Funds (cost $1,195,676)	1,195,676
Total Investments (cost $85,317,749)		$ 82,929,841
Cash		976
Receivable for investments sold		592,676
Receivable for fund shares sold		56,063
Dividends receivable		169,088
Distributions receivable from Fidelity Central Funds		1,339
Prepaid expenses		666
Receivable from investment adviser for expense reductions		6,263
Total assets		83,756,912

Liabilities
Payable for investments purchased	$ 650,276
Payable for fund shares redeemed	112,936
Accrued management fee	36,086
Distribution fees payable	32,142
Other affiliated payables	24,107
Other payables and accrued expenses	32,455
Collateral on securities loaned, at value	1,086,500
Total liabilities		1,974,502

Net Assets		$ 81,782,410
Net Assets consist of:
Paid in capital		$ 139,382,029
Undistributed net investment income		291,455
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(55,503,166)
Net unrealized appreciation (depreciation) on investments		(2,387,908)
Net Assets		$ 81,782,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($32,217,555 ÷ 4,698,748 shares)	$ 6.86

Maximum offering price per share (100/94.25 of $6.86)	$ 7.28
Class T: Net Asset Value and redemption price per share ($27,322,649 ÷ 3,996,075 shares)	$ 6.84

Maximum offering price per share (100/96.50 of $6.84)	$ 7.09
Class B: Net Asset Value and offering price per share ($7,002,467 ÷ 1,030,758 shares)A	$ 6.79

Class C: Net Asset Value and offering price per share ($10,496,244 ÷ 1,555,465 shares)A	$ 6.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,743,495 ÷ 683,467 shares)	$ 6.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 1,041,690
Interest		1
Income from Fidelity Central Funds		12,541
Total income		1,054,232

Expenses
Management fee Basic fee	$ 217,958
Performance adjustment	(26,004)
Transfer agent fees	124,460
Distribution fees	186,828
Accounting and security lending fees	15,517
Custodian fees and expenses	12,716
Independent trustees' compensation	309
Registration fees	51,114
Audit	31,930
Legal	175
Miscellaneous	959
Total expenses before reductions	615,962
Expense reductions	(45,349)	570,613
Net investment income (loss)		483,619
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,093,337)
Foreign currency transactions	4,280
Total net realized gain (loss)		(17,089,057)
Change in net unrealized appreciation (depreciation) on: Investment securities	18,646,115
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		18,646,122
Net gain (loss)		1,557,065
Net increase (decrease) in net assets resulting from operations		$ 2,040,684

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 483,619	$ 972,239
Net realized gain (loss)	(17,089,057)	(36,786,334)
Change in net unrealized appreciation (depreciation)	18,646,122	(32,634,949)
Net increase (decrease) in net assets resulting from operations	2,040,684	(68,449,044)
Distributions to shareholders from net investment income	(1,125,911)	-
Distributions to shareholders from net realized gain	-	(6,426,657)
Total distributions	(1,125,911)	(6,426,657)
Share transactions - net increase (decrease)	(9,094,650)	14,410,683
Total increase (decrease) in net assets	(8,179,877)	(60,465,018)

Net Assets
Beginning of period	89,962,287	150,427,305
End of period (including undistributed net investment income of $291,455 and undistributed net investment income of $933,747, respectively)	$ 81,782,410	$ 89,962,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.70	$ 12.21	$ 13.04	$ 12.31	$ 11.61	$ 10.42
Income from Investment Operations
Net investment income (loss) E	.05	.10	.04	.08	.09	.09 H
Net realized and unrealized gain (loss)	.22	(5.05)	.98	1.53	.91	1.31
Total from investment operations	.27	(4.95)	1.02	1.61	1.00	1.40
Distributions from net investment income	(.11)	-	(.07)	(.09)	(.08)	(.05)
Distributions from net realized gain	-	(.56)	(1.79)	(.80)	(.22)	(.16)
Total distributions	(.11)	(.56)	(1.85) J	(.88) K	(.30)	(.21)
Net asset value, end of period	$ 6.86	$ 6.70	$ 12.21	$ 13.04	$ 12.31	$ 11.61
Total Return B, C, D	4.12%	(42.50)%	9.19%	13.96%	8.80%	13.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.28%	1.30%	1.33%	1.36%	1.45%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.27%	1.45%
Expenses net of all reductions	1.25% A	1.25%	1.25%	1.24%	1.20%	1.40%
Net investment income (loss)	1.50% A	.97%	.31%	.67%	.81%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,218	$ 32,365	$ 43,917	$ 28,438	$ 21,393	$ 13,083
Portfolio turnover rate G	156% A	170%	136%	251%	190%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.854 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $1.785 per share. K Total distributions of $.882 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 12.14	$ 12.96	$ 12.24	$ 11.54	$ 10.36
Income from Investment Operations
Net investment income (loss)E	.04	.07	.01	.05	.06	.06H
Net realized and unrealized gain (loss)	.22	(5.02)	.99	1.52	.91	1.30
Total from investment operations	.26	(4.95)	1.00	1.57	.97	1.36
Distributions from net investment income	(.09)	-	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	-	(.52)	(1.79)	(.80)	(.22)	(.16)
Total distributions	(.09)	(.52)	(1.82)J	(.85)K	(.27)	(.18)
Net asset value, end of period	$ 6.84	$ 6.67	$ 12.14	$ 12.96	$ 12.24	$ 11.54
Total Return B, C, D	3.90%	(42.62)%	8.99%	13.60%	8.57%	13.26%
Ratios to Average Net Assets F, I
Expenses before reductions	1.62%A	1.53%	1.56%	1.59%	1.62%	1.73%
Expenses net of fee waivers, if any	1.50%A	1.50%	1.50%	1.50%	1.53%	1.73%
Expenses net of all reductions	1.50%A	1.50%	1.50%	1.49%	1.46%	1.67%
Net investment income (loss)	1.24%A	.72%	.06%	.42%	.55%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,323	$ 33,023	$ 62,518	$ 54,067	$ 47,736	$ 43,575
Portfolio turnover rate G	156%A	170%	136%	251%	190%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.817 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $1.785 per share. K Total distributions of $.845 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.57	$ 11.96	$ 12.77	$ 12.07	$ 11.39	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.02	.02	(.05)	(.01)	- J	- H, J
Net realized and unrealized gain (loss)	.22	(4.97)	.98	1.50	.90	1.28
Total from investment operations	.24	(4.95)	.93	1.49	.90	1.28
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	-	(.44)	(1.74) K	(.79) L	(.22)	(.13)
Total distributions	(.02)	(.44)	(1.74)	(.79)	(.22)	(.13)
Net asset value, end of period	$ 6.79	$ 6.57	$ 11.96	$ 12.77	$ 12.07	$ 11.39
Total Return B, C, D	3.60%	(42.96)%	8.51%	13.07%	8.03%	12.58%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.03%	2.06%	2.08%	2.12%	2.27%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.04%	2.25%
Expenses net of all reductions	2.00% A	2.00%	1.99%	1.99%	1.97%	2.19%
Net investment income (loss)	.74% A	.22%	(.44)%	(.08)%	.04%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,002	$ 8,296	$ 19,277	$ 20,916	$ 21,849	$ 21,024
Portfolio turnover rate G	156% A	170%	136%	251%	190%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Distributions from net realized gain represent $1.743 per share. L Distributions from net realized gain represent $.789 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.55	$ 11.93	$ 12.76	$ 12.07	$ 11.39	$ 10.23
Income from Investment Operations
Net investment income (loss) E	.02	.02	(.05)	(.01)	.01	- H, J
Net realized and unrealized gain (loss)	.22	(4.94)	.97	1.49	.89	1.29
Total from investment operations	.24	(4.92)	.92	1.48	.90	1.29
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	(.46)	(1.75) K	(.79) L	(.22)	(.13)
Total distributions	(.04)	(.46)	(1.75)	(.79)	(.22)	(.13)
Net asset value, end of period	$ 6.75	$ 6.55	$ 11.93	$ 12.76	$ 12.07	$ 11.39
Total Return B, C, D	3.65%	(42.90)%	8.43%	13.02%	8.03%	12.69%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.03%	2.06%	2.08%	2.11%	2.23%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.03%	2.23%
Expenses net of all reductions	2.00% A	2.00%	1.99%	1.99%	1.96%	2.18%
Net investment income (loss)	.74% A	.22%	(.44)%	(.08)%	.05%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,496	$ 11,104	$ 20,038	$ 17,690	$ 16,849	$ 15,303
Portfolio turnover rate G	156% A	170%	136%	251%	190%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Distributions from net realized gain represent $1.752 per share. L Distributions from net realized gain represent $.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.80	$ 12.38	$ 13.18	$ 12.43	$ 11.72	$ 10.50
Income from Investment Operations
Net investment income (loss)D	.05	.12	.08	.12	.14	.13G
Net realized and unrealized gain (loss)	.22	(5.11)	1.01	1.54	.92	1.31
Total from investment operations	.27	(4.99)	1.09	1.66	1.06	1.44
Distributions from net investment income	(.13)	-	(.10)	(.12)	(.13)	(.06)
Distributions from net realized gain	-	(.59)	(1.79)	(.80)	(.22)	(.16)
Total distributions	(.13)	(.59)	(1.89)I	(.91) J	(.35)	(.22)
Net asset value, end of period	$ 6.94	$ 6.80	$ 12.38	$ 13.18	$ 12.43	$ 11.72
Total Return B, C	4.11%	(42.34)%	9.65%	14.28%	9.27%	13.89%
Ratios to Average Net Assets E, H
Expenses before reductions	1.11% A	1.01%	.94%	.91%	.92%	1.11%
Expenses net of fee waivers, if any	1.00% A	1.00%	.94%	.91%	.92%	1.11%
Expenses net of all reductions	1.00% A	1.00%	.93%	.90%	.85%	1.05%
Net investment income (loss)	1.74% A	1.22%	.62%	1.02%	1.16%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,743	$ 5,173	$ 4,678	$ 3,820	$ 5,983	$ 3,821
Portfolio turnover rate F	156% A	170%	136%	251%	190%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.888 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $1.785 per share. J Total distributions of $.912 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,368,803
Unrealized depreciation	(14,379,188)
Net unrealized appreciation (depreciation)	$ (7,010,385)
Cost for federal income tax purposes	$ 89,940,226

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $60,406,219 and $69,417,165, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 36,555	$ 2,440
Class T	.25%	.25%	66,078	151
Class B	.75%	.25%	34,696	26,057
Class C	.75%	.25%	49,499	4,697
			$ 186,828	$ 33,345

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,837
Class T	2,010
Class B*	5,470
Class C*	265
$ 12,582

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 46,713.32
Class T	43,714.33
Class B	11,117.32
Class C	15,894.32
Institutional Class	7,022.32
	$ 124,460

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,451 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $258 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $10,669.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 16,652
Class T	1.50%	15,810
Class B	2.00%	3,842
Class C	2.00%	5,699
Institutional Class	1.00%	2,411
		$ 44,414

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $935 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 525,852	$ -
Class T	420,366	-
Class B	19,736	-
Class C	62,963	-
Institutional Class	96,994	-
Total	$ 1,125,911	$ -
From net realized gain
Class A	$ -	$ 2,090,566
Class T	-	2,635,659
Class B	-	712,005
Class C	-	772,905
Institutional Class	-	215,522
Total	$ -	$ 6,426,657

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	627,528	2,724,434	$ 3,832,744	$ 28,194,152
Reinvestment of distributions	76,985	167,236	499,630	1,965,249
Shares redeemed	(833,227)	(1,659,952)	(5,037,935)	(15,946,943)
Net increase (decrease)	(128,714)	1,231,718	$ (705,561)	$ 14,212,458
Class T
Shares sold	512,074	2,341,723	$ 3,139,219	$ 23,377,630
Reinvestment of distributions	62,407	218,331	403,772	2,556,745
Shares redeemed	(1,530,271)	(2,758,650)	(9,359,286)	(27,372,719)
Net increase (decrease)	(955,790)	(198,596)	$ (5,816,295)	$ (1,438,344)
Class B
Shares sold	83,446	180,556	$ 500,823	$ 1,826,408
Reinvestment of distributions	2,858	56,778	18,437	658,118
Shares redeemed	(317,770)	(587,462)	(1,885,990)	(5,679,073)
Net increase (decrease)	(231,466)	(350,128)	$ (1,366,730)	$ (3,194,547)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class C
Shares sold	168,432	602,565	$ 1,024,595	$ 5,941,958
Reinvestment of distributions	8,942	61,253	57,228	707,623
Shares redeemed	(317,218)	(647,886)	(1,861,965)	(6,151,150)
Net increase (decrease)	(139,844)	15,932	$ (780,142)	$ 498,431
Institutional Class
Shares sold	163,768	776,032	$ 926,552	$ 7,988,787
Reinvestment of distributions	14,340	16,910	94,071	201,006
Shares redeemed	(255,466)	(410,094)	(1,446,545)	(3,857,108)
Net increase (decrease)	(77,358)	382,848	$ (425,922)	$ 4,332,685

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEV-USAN-0709
1.786787.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Equity Value
Fund - Institutional Class

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 1,041.20	$ 6.36
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,039.00	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,036.00	$ 10.15
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,036.50	$ 10.15
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,041.10	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.5	4.3
Wells Fargo & Co.	3.9	3.0
Bank of America Corp.	2.7	2.5
AT&T, Inc.	2.7	2.9
Exxon Mobil Corp.	2.6	8.5
Morgan Stanley	2.3	0.6
Chevron Corp.	2.2	3.8
Pfizer, Inc.	2.1	1.1
Johnson & Johnson	1.6	2.4
Weatherford International Ltd.	1.6	0.0
	26.2
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	24.6
Energy	15.8	16.7
Consumer Discretionary	12.9	10.0
Information Technology	12.3	10.7
Health Care	9.9	11.9
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 99.9%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	11.6%	** Foreign investments	10.5%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.2%
Autoliv, Inc.	6,500	$ 180,570
BorgWarner, Inc.	5,200	167,700
Federal-Mogul Corp. Class A (a)	37,200	372,000
Johnson Controls, Inc.	14,600	290,978
		1,011,248
Diversified Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	6,773	195,062
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	6,400	162,816
McDonald's Corp.	11,900	701,981
WMS Industries, Inc. (a)	4,000	141,880
		1,006,677
Household Durables - 5.7%
Black & Decker Corp.	7,100	227,697
Centex Corp.	57,455	484,346
D.R. Horton, Inc.	56,550	520,826
KB Home	47,342	710,130
Lennar Corp. Class A	13,000	123,630
Meritage Homes Corp. (a)	48,910	1,020,752
Newell Rubbermaid, Inc.	26,500	305,015
Pulte Homes, Inc. (d)	61,644	542,467
Ryland Group, Inc.	29,460	503,177
The Stanley Works	7,090	253,113
		4,691,153
Media - 1.1%
Cablevision Systems Corp. - NY Group Class A	4,400	83,732
Comcast Corp. Class A	32,300	444,771
The Walt Disney Co.	16,500	399,630
		928,133
Multiline Retail - 0.6%
Target Corp.	11,300	444,090
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	5,600	238,504
Best Buy Co., Inc.	6,600	231,660
Home Depot, Inc.	16,800	389,088
Lowe's Companies, Inc.	24,300	461,943
Staples, Inc.	17,149	350,697
		1,671,892
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Polo Ralph Lauren Corp. Class A	5,000	$ 269,100
VF Corp.	5,800	329,556
		598,656
TOTAL CONSUMER DISCRETIONARY		10,546,911
CONSUMER STAPLES - 4.3%
Beverages - 0.9%
Carlsberg AS:
Series A	3,583	240,159
Series B	825	52,680
The Coca-Cola Co.	9,600	471,936
		764,775
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc.	12,200	606,828
Winn-Dixie Stores, Inc. (a)	10,400	158,704
		765,532
Food Products - 1.5%
Marine Harvest ASA (a)	552,000	325,074
Ralcorp Holdings, Inc. (a)	4,200	240,534
Smithfield Foods, Inc. (a)	25,200	313,236
Tyson Foods, Inc. Class A	26,000	346,320
		1,225,164
Household Products - 0.3%
Energizer Holdings, Inc. (a)	3,900	203,814
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	10,000	547,500
TOTAL CONSUMER STAPLES		3,506,785
ENERGY - 15.8%
Energy Equipment & Services - 3.6%
Nabors Industries Ltd. (a)	12,800	228,864
Patterson-UTI Energy, Inc.	11,409	163,605
Transocean Ltd. (a)	15,900	1,263,732
Weatherford International Ltd. (a)	61,300	1,268,910
		2,925,111
Oil, Gas & Consumable Fuels - 12.2%
Cabot Oil & Gas Corp.	13,700	481,281
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	22,000	$ 498,520
Chevron Corp.	26,400	1,760,088
ConocoPhillips	10,900	499,656
Exxon Mobil Corp.	30,560	2,119,336
Foundation Coal Holdings, Inc.	31,600	927,460
Marathon Oil Corp.	12,800	408,064
Massey Energy Co.	22,600	517,314
Noble Energy, Inc.	6,300	374,724
Occidental Petroleum Corp.	4,900	328,839
Petro-Canada	5,100	221,881
Range Resources Corp.	13,000	595,530
Southwestern Energy Co. (a)	13,900	604,233
Suncor Energy, Inc.	8,100	283,775
Valero Energy Corp.	18,600	416,082
		10,036,783
TOTAL ENERGY		12,961,894
FINANCIALS - 23.8%
Capital Markets - 4.1%
Deutsche Bank AG (NY Shares)	8,400	567,924
Goldman Sachs Group, Inc.	4,800	693,936
Morgan Stanley	62,200	1,885,904
State Street Corp.	3,900	181,155
		3,328,919
Commercial Banks - 6.1%
Comerica, Inc.	13,500	292,680
Huntington Bancshares, Inc.	41,400	162,288
PNC Financial Services Group, Inc.	20,876	950,902
TCF Financial Corp. (d)	18,400	264,224
U.S. Bancorp, Delaware	8,300	159,360
Wells Fargo & Co.	123,800	3,156,900
		4,986,354
Consumer Finance - 0.3%
Capital One Financial Corp.	9,100	222,404
Diversified Financial Services - 7.2%
Bank of America Corp.	198,886	2,241,445
JPMorgan Chase & Co.	98,720	3,642,769
		5,884,214
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.3%
ACE Ltd.	9,100	$ 400,309
Axis Capital Holdings Ltd.	25,163	600,892
Endurance Specialty Holdings Ltd.	893	24,531
Everest Re Group Ltd.	14,400	996,912
Lincoln National Corp.	34,322	650,402
RenaissanceRe Holdings Ltd.	8,200	375,314
The Travelers Companies, Inc.	10,200	414,732
Transatlantic Holdings, Inc.	1,800	69,678
		3,532,770
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc. (d)	50,344	313,643
Vornado Realty Trust	3,050	142,313
		455,956
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	64,200	468,660
Forestar Group, Inc. (a)	27,800	338,048
		806,708
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	38,700	298,377
TOTAL FINANCIALS		19,515,702
HEALTH CARE - 9.9%
Biotechnology - 1.2%
Amgen, Inc. (a)	14,600	729,124
Biogen Idec, Inc. (a)	5,100	264,129
		993,253
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	14,500	136,300
C.R. Bard, Inc.	4,112	293,967
Cooper Companies, Inc.	6,500	172,315
Covidien Ltd.	15,968	570,377
		1,172,959
Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.	7,100	263,410
Medco Health Solutions, Inc. (a)	7,347	337,154
		600,564
Pharmaceuticals - 6.5%
Allergan, Inc.	10,900	481,017
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cadence Pharmaceuticals, Inc. (a)	7,900	$ 83,740
Johnson & Johnson	24,200	1,334,872
Merck & Co., Inc.	26,300	725,354
Optimer Pharmaceuticals, Inc. (a)	5,900	73,219
Pfizer, Inc.	115,100	1,748,369
ViroPharma, Inc. (a)	13,100	91,045
Wyeth	17,600	789,536
		5,327,152
TOTAL HEALTH CARE		8,093,928
INDUSTRIALS - 7.1%
Aerospace & Defense - 0.9%
Heico Corp. Class A	4,751	141,342
Honeywell International, Inc.	12,300	407,868
Lockheed Martin Corp.	2,700	225,801
		775,011
Airlines - 0.1%
Delta Air Lines, Inc. (a)	17,525	101,820
Building Products - 1.0%
AAON, Inc.	2,000	41,600
Masco Corp.	28,100	291,116
Owens Corning (a)	33,900	472,227
		804,943
Commercial Services & Supplies - 0.9%
R.R. Donnelley & Sons Co.	16,100	217,028
Republic Services, Inc.	23,193	528,568
		745,596
Electrical Equipment - 0.8%
Regal-Beloit Corp.	6,900	272,619
Rockwell Automation, Inc.	13,200	405,108
		677,727
Industrial Conglomerates - 0.3%
Textron, Inc.	20,500	235,750
Machinery - 1.3%
Cummins, Inc.	16,000	518,880
Danaher Corp.	6,600	398,310
Timken Co.	7,300	123,443
		1,040,633
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.6%
Con-way, Inc.	21,352	$ 685,399
Ryder System, Inc.	8,800	247,984
Union Pacific Corp.	6,800	335,036
		1,268,419
Trading Companies & Distributors - 0.2%
Fastenal Co.	2,400	79,728
W.W. Grainger, Inc.	1,000	78,830
		158,558
TOTAL INDUSTRIALS		5,808,457
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 1.0%
Juniper Networks, Inc. (a)	34,200	845,766
Computers & Peripherals - 0.4%
NCR Corp. (a)	26,200	281,388
Electronic Equipment & Components - 3.2%
Amphenol Corp. Class A	25,200	841,428
Arrow Electronics, Inc. (a)	20,000	483,800
Avnet, Inc. (a)	21,240	488,732
Flextronics International Ltd. (a)	33,800	133,848
Ingram Micro, Inc. Class A (a)	25,750	425,390
Tyco Electronics Ltd.	13,900	241,443
		2,614,641
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	8,100	189,621
IT Services - 1.3%
Fidelity National Information Services, Inc.	13,200	254,232
Lender Processing Services, Inc.	11,896	345,579
NCI, Inc. Class A (a)	17,265	434,387
		1,034,198
Semiconductors & Semiconductor Equipment - 5.6%
Analog Devices, Inc.	12,800	312,448
Applied Materials, Inc.	37,200	418,872
ASML Holding NV (NY Shares)	12,200	252,540
Atmel Corp. (a)	50,300	193,655
Fairchild Semiconductor International, Inc. (a)	48,244	340,603
FormFactor, Inc. (a)	14,500	263,175
Intel Corp.	40,500	636,660
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
International Rectifier Corp. (a)	11,330	$ 163,945
KLA-Tencor Corp.	7,300	197,100
Micron Technology, Inc. (a)	52,100	263,626
National Semiconductor Corp.	12,100	167,948
ON Semiconductor Corp. (a)	123,436	845,537
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	33,493	366,413
Texas Instruments, Inc.	8,500	164,900
		4,587,422
Software - 0.6%
BMC Software, Inc. (a)	14,200	484,220
TOTAL INFORMATION TECHNOLOGY		10,037,256
MATERIALS - 5.4%
Chemicals - 3.0%
Albemarle Corp.	15,244	430,186
Arkema	4,600	126,121
Ashland, Inc.	8,500	227,800
Celanese Corp. Class A	23,585	483,728
Cytec Industries, Inc.	8,800	189,024
Dow Chemical Co.	14,500	256,360
FMC Corp.	5,000	271,750
Lubrizol Corp.	4,600	205,482
Solutia, Inc. (a)	30,015	147,074
Terra Industries, Inc.	5,400	150,066
		2,487,591
Containers & Packaging - 1.5%
Pactiv Corp. (a)	11,500	257,600
Rock-Tenn Co. Class A	4,700	180,386
Temple-Inland, Inc.	60,703	775,784
		1,213,770
Metals & Mining - 0.6%
Agnico-Eagle Mines Ltd. (Canada)	2,100	129,812
Goldcorp, Inc.	3,200	126,470
Newcrest Mining Ltd.	4,582	121,655
Newmont Mining Corp.	2,400	117,288
		495,225
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	6,600	$ 221,628
TOTAL MATERIALS		4,418,214
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	88,477	2,193,345
Verizon Communications, Inc.	41,500	1,214,290
		3,407,635
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	94,700	487,705
TOTAL TELECOMMUNICATION SERVICES		3,895,340
UTILITIES - 3.6%
Electric Utilities - 1.6%
Entergy Corp.	6,100	455,182
Exelon Corp.	9,500	456,095
FirstEnergy Corp.	11,000	415,690
		1,326,967
Multi-Utilities - 2.0%
NiSource, Inc.	21,100	225,559
Sempra Energy	14,000	639,520
Wisconsin Energy Corp.	19,200	757,632
		1,622,711
TOTAL UTILITIES		2,949,678
TOTAL COMMON STOCKS (Cost $84,122,073)		81,734,165
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	109,176	$ 109,176
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,086,500	1,086,500
TOTAL MONEY MARKET FUNDS (Cost $1,195,676)		1,195,676
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $85,317,749)		82,929,841
NET OTHER ASSETS - (1.4)%		(1,147,431)
NET ASSETS - 100%		$ 81,782,410
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,872
Fidelity Securities Lending Cash Central Fund	10,669
Total	$ 12,541
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 82,929,841	$ 82,064,152	$ 865,689	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Switzerland	3.6%
Bermuda	3.4%
Canada	1.0%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $25,616,466 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $10,367,569 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,071,580) - See accompanying schedule: Unaffiliated issuers (cost $84,122,073)	$ 81,734,165
Fidelity Central Funds (cost $1,195,676)	1,195,676
Total Investments (cost $85,317,749)		$ 82,929,841
Cash		976
Receivable for investments sold		592,676
Receivable for fund shares sold		56,063
Dividends receivable		169,088
Distributions receivable from Fidelity Central Funds		1,339
Prepaid expenses		666
Receivable from investment adviser for expense reductions		6,263
Total assets		83,756,912

Liabilities
Payable for investments purchased	$ 650,276
Payable for fund shares redeemed	112,936
Accrued management fee	36,086
Distribution fees payable	32,142
Other affiliated payables	24,107
Other payables and accrued expenses	32,455
Collateral on securities loaned, at value	1,086,500
Total liabilities		1,974,502

Net Assets		$ 81,782,410
Net Assets consist of:
Paid in capital		$ 139,382,029
Undistributed net investment income		291,455
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(55,503,166)
Net unrealized appreciation (depreciation) on investments		(2,387,908)
Net Assets		$ 81,782,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($32,217,555 ÷ 4,698,748 shares)	$ 6.86

Maximum offering price per share (100/94.25 of $6.86)	$ 7.28
Class T: Net Asset Value and redemption price per share ($27,322,649 ÷ 3,996,075 shares)	$ 6.84

Maximum offering price per share (100/96.50 of $6.84)	$ 7.09
Class B: Net Asset Value and offering price per share ($7,002,467 ÷ 1,030,758 shares)A	$ 6.79

Class C: Net Asset Value and offering price per share ($10,496,244 ÷ 1,555,465 shares)A	$ 6.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,743,495 ÷ 683,467 shares)	$ 6.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 1,041,690
Interest		1
Income from Fidelity Central Funds		12,541
Total income		1,054,232

Expenses
Management fee Basic fee	$ 217,958
Performance adjustment	(26,004)
Transfer agent fees	124,460
Distribution fees	186,828
Accounting and security lending fees	15,517
Custodian fees and expenses	12,716
Independent trustees' compensation	309
Registration fees	51,114
Audit	31,930
Legal	175
Miscellaneous	959
Total expenses before reductions	615,962
Expense reductions	(45,349)	570,613
Net investment income (loss)		483,619
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,093,337)
Foreign currency transactions	4,280
Total net realized gain (loss)		(17,089,057)
Change in net unrealized appreciation (depreciation) on: Investment securities	18,646,115
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		18,646,122
Net gain (loss)		1,557,065
Net increase (decrease) in net assets resulting from operations		$ 2,040,684

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 483,619	$ 972,239
Net realized gain (loss)	(17,089,057)	(36,786,334)
Change in net unrealized appreciation (depreciation)	18,646,122	(32,634,949)
Net increase (decrease) in net assets resulting from operations	2,040,684	(68,449,044)
Distributions to shareholders from net investment income	(1,125,911)	-
Distributions to shareholders from net realized gain	-	(6,426,657)
Total distributions	(1,125,911)	(6,426,657)
Share transactions - net increase (decrease)	(9,094,650)	14,410,683
Total increase (decrease) in net assets	(8,179,877)	(60,465,018)

Net Assets
Beginning of period	89,962,287	150,427,305
End of period (including undistributed net investment income of $291,455 and undistributed net investment income of $933,747, respectively)	$ 81,782,410	$ 89,962,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.70	$ 12.21	$ 13.04	$ 12.31	$ 11.61	$ 10.42
Income from Investment Operations
Net investment income (loss) E	.05	.10	.04	.08	.09	.09 H
Net realized and unrealized gain (loss)	.22	(5.05)	.98	1.53	.91	1.31
Total from investment operations	.27	(4.95)	1.02	1.61	1.00	1.40
Distributions from net investment income	(.11)	-	(.07)	(.09)	(.08)	(.05)
Distributions from net realized gain	-	(.56)	(1.79)	(.80)	(.22)	(.16)
Total distributions	(.11)	(.56)	(1.85) J	(.88) K	(.30)	(.21)
Net asset value, end of period	$ 6.86	$ 6.70	$ 12.21	$ 13.04	$ 12.31	$ 11.61
Total Return B, C, D	4.12%	(42.50)%	9.19%	13.96%	8.80%	13.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.28%	1.30%	1.33%	1.36%	1.45%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.27%	1.45%
Expenses net of all reductions	1.25% A	1.25%	1.25%	1.24%	1.20%	1.40%
Net investment income (loss)	1.50% A	.97%	.31%	.67%	.81%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,218	$ 32,365	$ 43,917	$ 28,438	$ 21,393	$ 13,083
Portfolio turnover rate G	156% A	170%	136%	251%	190%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.854 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $1.785 per share. K Total distributions of $.882 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 12.14	$ 12.96	$ 12.24	$ 11.54	$ 10.36
Income from Investment Operations
Net investment income (loss)E	.04	.07	.01	.05	.06	.06H
Net realized and unrealized gain (loss)	.22	(5.02)	.99	1.52	.91	1.30
Total from investment operations	.26	(4.95)	1.00	1.57	.97	1.36
Distributions from net investment income	(.09)	-	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	-	(.52)	(1.79)	(.80)	(.22)	(.16)
Total distributions	(.09)	(.52)	(1.82)J	(.85)K	(.27)	(.18)
Net asset value, end of period	$ 6.84	$ 6.67	$ 12.14	$ 12.96	$ 12.24	$ 11.54
Total Return B, C, D	3.90%	(42.62)%	8.99%	13.60%	8.57%	13.26%
Ratios to Average Net Assets F, I
Expenses before reductions	1.62%A	1.53%	1.56%	1.59%	1.62%	1.73%
Expenses net of fee waivers, if any	1.50%A	1.50%	1.50%	1.50%	1.53%	1.73%
Expenses net of all reductions	1.50%A	1.50%	1.50%	1.49%	1.46%	1.67%
Net investment income (loss)	1.24%A	.72%	.06%	.42%	.55%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,323	$ 33,023	$ 62,518	$ 54,067	$ 47,736	$ 43,575
Portfolio turnover rate G	156%A	170%	136%	251%	190%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.817 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $1.785 per share. K Total distributions of $.845 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.57	$ 11.96	$ 12.77	$ 12.07	$ 11.39	$ 10.24
Income from Investment Operations
Net investment income (loss) E	.02	.02	(.05)	(.01)	- J	- H, J
Net realized and unrealized gain (loss)	.22	(4.97)	.98	1.50	.90	1.28
Total from investment operations	.24	(4.95)	.93	1.49	.90	1.28
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	-	(.44)	(1.74) K	(.79) L	(.22)	(.13)
Total distributions	(.02)	(.44)	(1.74)	(.79)	(.22)	(.13)
Net asset value, end of period	$ 6.79	$ 6.57	$ 11.96	$ 12.77	$ 12.07	$ 11.39
Total Return B, C, D	3.60%	(42.96)%	8.51%	13.07%	8.03%	12.58%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.03%	2.06%	2.08%	2.12%	2.27%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.04%	2.25%
Expenses net of all reductions	2.00% A	2.00%	1.99%	1.99%	1.97%	2.19%
Net investment income (loss)	.74% A	.22%	(.44)%	(.08)%	.04%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,002	$ 8,296	$ 19,277	$ 20,916	$ 21,849	$ 21,024
Portfolio turnover rate G	156% A	170%	136%	251%	190%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Distributions from net realized gain represent $1.743 per share. L Distributions from net realized gain represent $.789 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.55	$ 11.93	$ 12.76	$ 12.07	$ 11.39	$ 10.23
Income from Investment Operations
Net investment income (loss) E	.02	.02	(.05)	(.01)	.01	- H, J
Net realized and unrealized gain (loss)	.22	(4.94)	.97	1.49	.89	1.29
Total from investment operations	.24	(4.92)	.92	1.48	.90	1.29
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	(.46)	(1.75) K	(.79) L	(.22)	(.13)
Total distributions	(.04)	(.46)	(1.75)	(.79)	(.22)	(.13)
Net asset value, end of period	$ 6.75	$ 6.55	$ 11.93	$ 12.76	$ 12.07	$ 11.39
Total Return B, C, D	3.65%	(42.90)%	8.43%	13.02%	8.03%	12.69%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.03%	2.06%	2.08%	2.11%	2.23%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.03%	2.23%
Expenses net of all reductions	2.00% A	2.00%	1.99%	1.99%	1.96%	2.18%
Net investment income (loss)	.74% A	.22%	(.44)%	(.08)%	.05%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,496	$ 11,104	$ 20,038	$ 17,690	$ 16,849	$ 15,303
Portfolio turnover rate G	156% A	170%	136%	251%	190%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Distributions from net realized gain represent $1.752 per share. L Distributions from net realized gain represent $.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.80	$ 12.38	$ 13.18	$ 12.43	$ 11.72	$ 10.50
Income from Investment Operations
Net investment income (loss)D	.05	.12	.08	.12	.14	.13G
Net realized and unrealized gain (loss)	.22	(5.11)	1.01	1.54	.92	1.31
Total from investment operations	.27	(4.99)	1.09	1.66	1.06	1.44
Distributions from net investment income	(.13)	-	(.10)	(.12)	(.13)	(.06)
Distributions from net realized gain	-	(.59)	(1.79)	(.80)	(.22)	(.16)
Total distributions	(.13)	(.59)	(1.89)I	(.91) J	(.35)	(.22)
Net asset value, end of period	$ 6.94	$ 6.80	$ 12.38	$ 13.18	$ 12.43	$ 11.72
Total Return B, C	4.11%	(42.34)%	9.65%	14.28%	9.27%	13.89%
Ratios to Average Net Assets E, H
Expenses before reductions	1.11% A	1.01%	.94%	.91%	.92%	1.11%
Expenses net of fee waivers, if any	1.00% A	1.00%	.94%	.91%	.92%	1.11%
Expenses net of all reductions	1.00% A	1.00%	.93%	.90%	.85%	1.05%
Net investment income (loss)	1.74% A	1.22%	.62%	1.02%	1.16%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,743	$ 5,173	$ 4,678	$ 3,820	$ 5,983	$ 3,821
Portfolio turnover rate F	156% A	170%	136%	251%	190%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.888 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $1.785 per share. J Total distributions of $.912 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,368,803
Unrealized depreciation	(14,379,188)
Net unrealized appreciation (depreciation)	$ (7,010,385)
Cost for federal income tax purposes	$ 89,940,226

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $60,406,219 and $69,417,165, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 36,555	$ 2,440
Class T	.25%	.25%	66,078	151
Class B	.75%	.25%	34,696	26,057
Class C	.75%	.25%	49,499	4,697
			$ 186,828	$ 33,345

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,837
Class T	2,010
Class B*	5,470
Class C*	265
$ 12,582

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 46,713.32
Class T	43,714.33
Class B	11,117.32
Class C	15,894.32
Institutional Class	7,022.32
	$ 124,460

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,451 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $258 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $10,669.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 16,652
Class T	1.50%	15,810
Class B	2.00%	3,842
Class C	2.00%	5,699
Institutional Class	1.00%	2,411
		$ 44,414

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $935 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 525,852	$ -
Class T	420,366	-
Class B	19,736	-
Class C	62,963	-
Institutional Class	96,994	-
Total	$ 1,125,911	$ -
From net realized gain
Class A	$ -	$ 2,090,566
Class T	-	2,635,659
Class B	-	712,005
Class C	-	772,905
Institutional Class	-	215,522
Total	$ -	$ 6,426,657

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	627,528	2,724,434	$ 3,832,744	$ 28,194,152
Reinvestment of distributions	76,985	167,236	499,630	1,965,249
Shares redeemed	(833,227)	(1,659,952)	(5,037,935)	(15,946,943)
Net increase (decrease)	(128,714)	1,231,718	$ (705,561)	$ 14,212,458
Class T
Shares sold	512,074	2,341,723	$ 3,139,219	$ 23,377,630
Reinvestment of distributions	62,407	218,331	403,772	2,556,745
Shares redeemed	(1,530,271)	(2,758,650)	(9,359,286)	(27,372,719)
Net increase (decrease)	(955,790)	(198,596)	$ (5,816,295)	$ (1,438,344)
Class B
Shares sold	83,446	180,556	$ 500,823	$ 1,826,408
Reinvestment of distributions	2,858	56,778	18,437	658,118
Shares redeemed	(317,770)	(587,462)	(1,885,990)	(5,679,073)
Net increase (decrease)	(231,466)	(350,128)	$ (1,366,730)	$ (3,194,547)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class C
Shares sold	168,432	602,565	$ 1,024,595	$ 5,941,958
Reinvestment of distributions	8,942	61,253	57,228	707,623
Shares redeemed	(317,218)	(647,886)	(1,861,965)	(6,151,150)
Net increase (decrease)	(139,844)	15,932	$ (780,142)	$ 498,431
Institutional Class
Shares sold	163,768	776,032	$ 926,552	$ 7,988,787
Reinvestment of distributions	14,340	16,910	94,071	201,006
Shares redeemed	(255,466)	(410,094)	(1,446,545)	(3,857,108)
Net increase (decrease)	(77,358)	382,848	$ (425,922)	$ 4,332,685

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEVI-USAN-0709
1.786788.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Fifty
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 1,190.40	$ 6.83
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,189.10	$ 8.19
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,186.40	$ 10.90
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,187.90	$ 10.91
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,190.00	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Anheuser-Busch InBev NV	6.1	3.7
Juniper Networks, Inc.	3.2	0.0
Express Scripts, Inc.	3.2	4.1
Morgan Stanley	3.2	0.4
Electronic Arts, Inc.	3.1	0.7
Boston Scientific Corp.	3.1	0.0
Wendy's/Arby's Group, Inc.	3.0	0.0
Fiserv, Inc.	3.0	3.7
QUALCOMM, Inc.	2.8	5.2
DeVry, Inc.	2.8	3.0
	33.5
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	18.6
Consumer Discretionary	17.6	12.2
Information Technology	15.8	10.6
Energy	14.2	12.3
Health Care	10.9	14.0
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 99.1%		Stocks 94.5%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 5.5%
* Foreign investments	23.8%	** Foreign investments	11.8%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 17.6%
Diversified Consumer Services - 2.8%
DeVry, Inc.	39,048	$ 1,701,321
Hotels, Restaurants & Leisure - 9.4%
International Game Technology	73,853	1,282,088
Las Vegas Sands Corp. unit	4,174	696,515
Royal Caribbean Cruises Ltd.	38,900	585,834
Starbucks Corp. (a)	88,800	1,277,832
Wendy's/Arby's Group, Inc.	435,800	1,830,360
		5,672,629
Media - 2.9%
The DIRECTV Group, Inc. (a)(d)	27,382	616,095
The Walt Disney Co.	47,555	1,151,782
		1,767,877
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. (a)	35,600	601,640
Phillips-Van Heusen Corp.	31,700	934,199
		1,535,839
TOTAL CONSUMER DISCRETIONARY		10,677,666
CONSUMER STAPLES - 9.1%
Beverages - 8.1%
Anheuser-Busch InBev NV (d)	104,988	3,703,495
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	58,800	1,213,044
		4,916,539
Food Products - 1.0%
Cosan Ltd. Class A (a)	111,200	568,232
TOTAL CONSUMER STAPLES		5,484,771
ENERGY - 14.2%
Energy Equipment & Services - 5.8%
Cameron International Corp. (a)	10,100	315,423
FMC Technologies, Inc. (a)	7,600	316,312
Helmerich & Payne, Inc.	22,500	786,825
Noble Corp.	19,600	673,652
Pride International, Inc. (a)	24,700	598,234
Smith International, Inc.	17,000	496,230
Weatherford International Ltd. (a)	15,900	329,130
		3,515,806
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.4%
CONSOL Energy, Inc.	15,000	$ 617,400
Denbury Resources, Inc. (a)	35,700	613,683
EOG Resources, Inc.	8,267	605,062
Hess Corp.	9,700	645,923
PT Bumi Resources Tbk	3,336,500	642,705
Suncor Energy, Inc.	17,600	616,596
Ultra Petroleum Corp. (a)	15,700	710,896
XTO Energy, Inc.	14,200	607,334
		5,059,599
TOTAL ENERGY		8,575,405
FINANCIALS - 18.0%
Capital Markets - 8.8%
Ashmore Global Opps Ltd. (a)	133,200	739,374
Ashmore Group PLC	347,910	1,183,222
Goldman Sachs Group, Inc.	4,100	592,737
Greenhill & Co., Inc.	12,100	889,350
Morgan Stanley	63,300	1,919,256
		5,323,939
Diversified Financial Services - 9.2%
Bank of America Corp.	143,400	1,616,118
BM&F BOVESPA SA	290,500	1,666,119
IntercontinentalExchange, Inc. (a)	11,820	1,274,078
JPMorgan Chase & Co.	27,900	1,029,510
		5,585,825
TOTAL FINANCIALS		10,909,764
HEALTH CARE - 10.9%
Biotechnology - 1.4%
Cephalon, Inc. (a)(d)	15,100	880,481
Health Care Equipment & Supplies - 5.2%
Boston Scientific Corp. (a)	197,600	1,857,440
Edwards Lifesciences Corp. (a)	20,290	1,295,314
		3,152,754
Health Care Providers & Services - 3.2%
Express Scripts, Inc. (a)	30,200	1,934,310
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.1%
Merck & Co., Inc.	23,500	$ 648,130
TOTAL HEALTH CARE		6,615,675
INDUSTRIALS - 7.7%
Construction & Engineering - 1.0%
China Railway Construction Corp. Ltd. (H Shares) (a)	432,600	628,078
Machinery - 2.0%
Deere & Co.	13,500	586,845
Flowserve Corp.	8,300	610,631
		1,197,476
Road & Rail - 4.7%
America Latina Logistica SA unit	104,800	611,722
Burlington Northern Santa Fe Corp.	12,300	891,012
CSX Corp.	42,300	1,343,448
		2,846,182
TOTAL INDUSTRIALS		4,671,736
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 6.7%
3Com Corp. (a)	91,700	396,144
Juniper Networks, Inc. (a)	79,500	1,966,035
QUALCOMM, Inc.	39,444	1,719,364
		4,081,543
Computers & Peripherals - 0.5%
Teradata Corp. (a)	15,000	324,000
Internet Software & Services - 0.5%
AsiaInfo Holdings, Inc. (a)	14,400	301,824
IT Services - 3.0%
Fiserv, Inc. (a)	42,500	1,800,300
Semiconductors & Semiconductor Equipment - 2.0%
ASML Holding NV (NY Shares)	26,000	538,200
MEMC Electronic Materials, Inc. (a)	33,600	648,144
		1,186,344
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.1%
Electronic Arts, Inc. (a)	81,021	$ 1,862,673
VMware, Inc. Class A (a)	200	6,208
		1,868,881
TOTAL INFORMATION TECHNOLOGY		9,562,892
MATERIALS - 5.8%
Construction Materials - 1.5%
Texas Industries, Inc. (d)	26,600	905,198
Metals & Mining - 4.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	29,675	1,615,210
United States Steel Corp.	28,600	974,688
		2,589,898
TOTAL MATERIALS		3,495,096
TOTAL COMMON STOCKS (Cost $56,259,386)		59,993,005
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 0.53% (b)	2,866,009	2,866,009
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,894,857	2,894,857
TOTAL MONEY MARKET FUNDS (Cost $5,760,866)		5,760,866
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $62,020,252)		65,753,871
NET OTHER ASSETS - (8.6)%		(5,202,127)
NET ASSETS - 100%		$ 60,551,744
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,877
Fidelity Securities Lending Cash Central Fund	22,938
Total	$ 27,815
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 65,753,871	$ 58,160,482	$ 7,593,389	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 670,000
Total Realized Gain (Loss)	171,922
Total Unrealized Gain (Loss)	279,115
Cost of Purchases	-
Proceeds of Sales	(424,522)
Amortization/Accretion	-
Transfer in/out of Level 3	(696,515)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.2%
Belgium	6.1%
Brazil	3.7%
United Kingdom	3.1%
Canada	2.2%
Greece	2.0%
Switzerland	1.7%
Indonesia	1.1%
China	1.0%
Liberia	1.0%
Bermuda	1.0%
Others (individually less than 1%)	0.9%
100.0%
Income Tax Information
At November 30, 2008, the Fund had a capital loss carryforward of approximately $39,146,680 all of which will expire on November 30, 2016.
The Fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $7,416,757 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,812,071) - See accompanying schedule: Unaffiliated issuers (cost $56,259,386)	$ 59,993,005
Fidelity Central Funds (cost $5,760,866)	5,760,866
Total Investments (cost $62,020,252)		$ 65,753,871
Receivable for investments sold		2,656,431
Receivable for fund shares sold		40,028
Dividends receivable		55,823
Distributions receivable from Fidelity Central Funds		5,397
Prepaid expenses		442
Receivable from investment adviser for expense reductions		4,466
Other receivables		2,731
Total assets		68,519,189

Liabilities
Payable for investments purchased	$ 4,883,693
Payable for fund shares redeemed	96,094
Accrued management fee	27,472
Distribution fees payable	23,821
Other affiliated payables	17,247
Other payables and accrued expenses	24,261
Collateral on securities loaned, at value	2,894,857
Total liabilities		7,967,445

Net Assets		$ 60,551,744
Net Assets consist of:
Paid in capital		$ 110,583,643
Undistributed net investment income		49,816
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,801,380)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,719,665
Net Assets		$ 60,551,744

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,155,922 ÷ 3,910,784 shares)	$ 6.69

Maximum offering price per share (100/94.25 of $6.69)	$ 7.10
Class T: Net Asset Value and redemption price per share ($15,687,140 ÷ 2,400,418 shares)	$ 6.54

Maximum offering price per share (100/96.50 of $6.54)	$ 6.78
Class B: Net Asset Value and offering price per share ($5,791,591 ÷ 919,512 shares)A	$ 6.30

Class C: Net Asset Value and offering price per share ($9,534,524 ÷ 1,524,275 shares)A	$ 6.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,382,567 ÷ 490,596 shares)	$ 6.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2009 (Unaudited)
Investment Income
Dividends		$ 422,140
Income from Fidelity Central Funds (including $22,938 from security lending)		27,815
Total income		449,955

Expenses
Management fee	$ 152,904
Transfer agent fees	87,544
Distribution fees	132,941
Accounting and security lending fees	10,695
Custodian fees and expenses	14,081
Independent trustees' compensation	214
Registration fees	23,644
Audit	23,652
Legal	141
Miscellaneous	299
Total expenses before reductions	446,115
Expense reductions	(45,976)	400,139
Net investment income (loss)		49,816
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,254,284)
Foreign currency transactions	(91,754)
Futures contracts	16,507
Total net realized gain (loss)		(4,329,531)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $265)	13,758,173
Assets and liabilities in foreign currencies	(11,233)
Total change in net unrealized appreciation (depreciation)		13,746,940
Net gain (loss)		9,417,409
Net increase (decrease) in net assets resulting from operations		$ 9,467,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,816	$ (356,567)
Net realized gain (loss)	(4,329,531)	(48,748,528)
Change in net unrealized appreciation (depreciation)	13,746,940	(16,653,328)
Net increase (decrease) in net assets resulting from operations	9,467,225	(65,758,423)
Distributions to shareholders from net realized gain	-	(12,601,645)
Share transactions - net increase (decrease)	(5,553,545)	(10,106,719)
Total increase (decrease) in net assets	3,913,680	(88,466,787)

Net Assets
Beginning of period	56,638,064	145,104,851
End of period (including undistributed net investment income of $49,816 and $0, respectively)	$ 60,551,744	$ 56,638,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.62	$ 12.63	$ 13.19	$ 12.18	$ 10.77	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.05)	.01 H	(.05)	(.01) I
Net realized and unrealized gain (loss)	1.06	(5.89)	1.67	1.23	1.46	.81
Total from investment operations	1.07	(5.90)	1.62	1.24	1.41	.80
Distributions from net realized gain	-	(1.11)	(2.18)	(.23)	-	-
Net asset value, end of period	$ 6.69	$ 5.62	$ 12.63	$ 13.19	$ 12.18	$ 10.77
Total Return B, C, D	19.04%	(51.19)%	14.48%	10.28%	13.09%	8.02%
Ratios to Average Net Assets F, J
Expenses before reductions	1.40% A	1.33%	1.26%	1.33%	1.40%	1.43%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.28%	1.43%
Expenses net of all reductions	1.24% A	1.24%	1.25%	1.25%	1.24%	1.38%
Net investment income (loss)	.43% A	(.07)%	(.40)%	.11% H	(.47)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,156	$ 24,471	$ 60,112	$ 39,182	$ 20,556	$ 17,633
Portfolio turnover rate G	373% A	291%	145%	226%	102%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%.

I Investment income per share reflects a special dividend which amounted to $.05 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.50	$ 12.37	$ 12.95	$ 11.99	$ 10.64	$ 9.89
Income from Investment Operations
Net investment income (loss) E	- K	(.03)	(.08)	(.02) H	(.08)	(.05) I
Net realized and unrealized gain (loss)	1.04	(5.78)	1.65	1.21	1.43	.80
Total from investment operations	1.04	(5.81)	1.57	1.19	1.35	.75
Distributions from net realized gain	-	(1.06)	(2.15)	(.23)	-	-
Net asset value, end of period	$ 6.54	$ 5.50	$ 12.37	$ 12.95	$ 11.99	$ 10.64
Total Return B, C, D	18.91%	(51.31)%	14.23%	10.02%	12.69%	7.58%
Ratios to Average Net Assets F, J
Expenses before reductions	1.68% A	1.60%	1.54%	1.62%	1.68%	1.78%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.54%	1.75%
Expenses net of all reductions	1.49% A	1.49%	1.49%	1.49%	1.50%	1.70%
Net investment income (loss)	.18% A	(.33)%	(.65)%	(.13)% H	(.73)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,687	$ 13,689	$ 34,913	$ 31,313	$ 26,484	$ 24,219
Portfolio turnover rate G	373% A	291%	145%	226%	102%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%.

I Investment income per share reflects a special dividend which amounted to $.05 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.31	$ 11.96	$ 12.58	$ 11.71	$ 10.45	$ 9.75
Income from Investment Operations
Net investment income (loss) E	(.01)	(.08)	(.13)	(.08) H	(.13)	(.09) I
Net realized and unrealized gain (loss)	1.00	(5.59)	1.59	1.18	1.39	.79
Total from investment operations	.99	(5.67)	1.46	1.10	1.26	.70
Distributions from net realized gain	-	(.98)	(2.08)	(.23)	-	-
Net asset value, end of period	$ 6.30	$ 5.31	$ 11.96	$ 12.58	$ 11.71	$ 10.45
Total Return B, C, D	18.64%	(51.59)%	13.65%	9.48%	12.06%	7.18%
Ratios to Average Net Assets F, J
Expenses before reductions	2.16% A	2.09%	2.02%	2.10%	2.16%	2.24%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.05%	2.24%
Expenses net of all reductions	1.99% A	1.99%	1.99%	1.99%	2.00%	2.19%
Net investment income (loss)	(.32)% A	(.83)%	(1.14)%	(.63)% H	(1.24)%	(.93)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,792	$ 5,968	$ 17,301	$ 19,257	$ 19,056	$ 20,137
Portfolio turnover rate G	373% A	291%	145%	226%	102%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%.

I Investment income per share reflects a special dividend which amounted to $.05 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.27	$ 11.92	$ 12.58	$ 11.71	$ 10.45	$ 9.75
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.13)	(.08) H	(.13)	(.09) I
Net realized and unrealized gain (loss)	1.00	(5.56)	1.58	1.18	1.39	.79
Total from investment operations	.99	(5.63)	1.45	1.10	1.26	.70
Distributions from net realized gain	-	(1.02)	(2.11)	(.23)	-	-
Net asset value, end of period	$ 6.26	$ 5.27	$ 11.92	$ 12.58	$ 11.71	$ 10.45
Total Return B, C, D	18.79%	(51.60)%	13.61%	9.48%	12.06%	7.18%
Ratios to Average Net Assets F, J
Expenses before reductions	2.16% A	2.09%	2.01%	2.09%	2.15%	2.18%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.04%	2.18%
Expenses net of all reductions	1.99% A	1.99%	1.99%	1.99%	2.00%	2.13%
Net investment income (loss)	(.32)% A	(.83)%	(1.15)%	(.63)% H	(1.23)%	(.87)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,535	$ 9,320	$ 23,503	$ 17,132	$ 12,016	$ 11,736
Portfolio turnover rate G	373% A	291%	145%	226%	102%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%.

I Investment income per share reflects a special dividend which amounted to $.05 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.79	$ 12.98	$ 13.49	$ 12.41	$ 10.96	$ 10.10
Income from Investment Operations
Net investment income (loss) D	.02	.02	(.01)	.05 G	(.02)	.03 H
Net realized and unrealized gain (loss)	1.08	(6.06)	1.71	1.26	1.47	.83
Total from investment operations	1.10	(6.04)	1.70	1.31	1.45	.86
Distributions from net realized gain	-	(1.15)	(2.21)	(.23)	-	-
Net asset value, end of period	$ 6.89	$ 5.79	$ 12.98	$ 13.49	$ 12.41	$ 10.96
Total Return B, C	19.00%	(51.03)%	14.84%	10.66%	13.23%	8.51%
Ratios to Average Net Assets E, I
Expenses before reductions	1.15% A	1.02%	.95%	.95%	.98%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	.95%	.95%	.98%	1.01%
Expenses net of all reductions	.99% A	.98%	.94%	.94%	.93%	.96%
Net investment income (loss)	.68% A	.19%	(.10)%	.42% G	(.16)%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,383	$ 3,190	$ 9,277	$ 3,443	$ 1,408	$ 647
Portfolio turnover rate F	373% A	291%	145%	226%	102%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Fifty Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,832,266
Unrealized depreciation	(4,041,140)
Net unrealized appreciation (depreciation)	$ 2,791,126
Cost for federal income tax purposes	$ 62,962,745

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $99,745,063 and $102,531,183, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 29,124	$ 1,056
Class T	.25%	.25%	33,648	217
Class B	.75%	.25%	26,894	20,210
Class C	.75%	.25%	43,275	2,564
			$ 132,941	$ 24,047

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,084
Class T	2,079
Class B*	7,054
Class C*	390
$ 11,607

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 37,001.32
Class T	23,120.34
Class B	8,578.32
Class C	13,783.32
Institutional Class	5,062.32
	$ 87,544

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,764 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $173 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 18,046
Class T	1.50%	12,086
Class B	2.00%	4,269
Class C	2.00%	6,834
Institutional Class	1.00%	2,440
		$ 43,675

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,301 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net realized gain
Class A	$ -	$ 5,353,741
Class T	-	3,014,589
Class B	-	1,409,671
Class C	-	2,014,549
Institutional Class	-	809,095
Total	$ -	$ 12,601,645

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	402,841	1,411,212	$ 2,270,592	$ 13,818,196
Reinvestment of distributions	-	446,592	-	5,094,634
Shares redeemed	(847,014)	(2,260,921)	(4,659,978)	(20,967,819)
Net increase (decrease)	(444,173)	(403,117)	$ (2,389,386)	$ (2,054,989)
Class T
Shares sold	223,390	463,166	$ 1,230,254	$ 4,478,610
Reinvestment of distributions	-	261,133	-	2,921,480
Shares redeemed	(313,042)	(1,056,672)	(1,702,103)	(9,735,307)
Net increase (decrease)	(89,652)	(332,373)	$ (471,849)	$ (2,335,217)
Class B
Shares sold	39,488	119,288	$ 209,206	$ 1,097,766
Reinvestment of distributions	-	118,591	-	1,288,755
Shares redeemed	(243,602)	(560,990)	(1,272,741)	(5,163,379)
Net increase (decrease)	(204,114)	(323,111)	$ (1,063,535)	$ (2,776,858)
Class C
Shares sold	84,599	300,599	$ 453,832	$ 2,781,913
Reinvestment of distributions	-	168,216	-	1,814,641
Shares redeemed	(327,186)	(673,078)	(1,706,072)	(6,022,862)
Net increase (decrease)	(242,587)	(204,263)	$ (1,252,240)	$ (1,426,308)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Institutional Class
Shares sold	69,830	229,675	$ 406,002	$ 2,314,454
Reinvestment of distributions	-	62,441	-	731,704
Shares redeemed	(130,653)	(455,193)	(782,537)	(4,559,505)
Net increase (decrease)	(60,823)	(163,077)	$ (376,535)	$ (1,513,347)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AFIF-USAN-0709
1.786789.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Fifty
Fund - Institutional Class

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable .

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 1,190.40	$ 6.83
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,189.10	$ 8.19
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,186.40	$ 10.90
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,187.90	$ 10.91
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,190.00	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Anheuser-Busch InBev NV	6.1	3.7
Juniper Networks, Inc.	3.2	0.0
Express Scripts, Inc.	3.2	4.1
Morgan Stanley	3.2	0.4
Electronic Arts, Inc.	3.1	0.7
Boston Scientific Corp.	3.1	0.0
Wendy's/Arby's Group, Inc.	3.0	0.0
Fiserv, Inc.	3.0	3.7
QUALCOMM, Inc.	2.8	5.2
DeVry, Inc.	2.8	3.0
	33.5
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	18.6
Consumer Discretionary	17.6	12.2
Information Technology	15.8	10.6
Energy	14.2	12.3
Health Care	10.9	14.0
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 99.1%		Stocks 94.5%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 5.5%
* Foreign investments	23.8%	** Foreign investments	11.8%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 17.6%
Diversified Consumer Services - 2.8%
DeVry, Inc.	39,048	$ 1,701,321
Hotels, Restaurants & Leisure - 9.4%
International Game Technology	73,853	1,282,088
Las Vegas Sands Corp. unit	4,174	696,515
Royal Caribbean Cruises Ltd.	38,900	585,834
Starbucks Corp. (a)	88,800	1,277,832
Wendy's/Arby's Group, Inc.	435,800	1,830,360
		5,672,629
Media - 2.9%
The DIRECTV Group, Inc. (a)(d)	27,382	616,095
The Walt Disney Co.	47,555	1,151,782
		1,767,877
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. (a)	35,600	601,640
Phillips-Van Heusen Corp.	31,700	934,199
		1,535,839
TOTAL CONSUMER DISCRETIONARY		10,677,666
CONSUMER STAPLES - 9.1%
Beverages - 8.1%
Anheuser-Busch InBev NV (d)	104,988	3,703,495
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	58,800	1,213,044
		4,916,539
Food Products - 1.0%
Cosan Ltd. Class A (a)	111,200	568,232
TOTAL CONSUMER STAPLES		5,484,771
ENERGY - 14.2%
Energy Equipment & Services - 5.8%
Cameron International Corp. (a)	10,100	315,423
FMC Technologies, Inc. (a)	7,600	316,312
Helmerich & Payne, Inc.	22,500	786,825
Noble Corp.	19,600	673,652
Pride International, Inc. (a)	24,700	598,234
Smith International, Inc.	17,000	496,230
Weatherford International Ltd. (a)	15,900	329,130
		3,515,806
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.4%
CONSOL Energy, Inc.	15,000	$ 617,400
Denbury Resources, Inc. (a)	35,700	613,683
EOG Resources, Inc.	8,267	605,062
Hess Corp.	9,700	645,923
PT Bumi Resources Tbk	3,336,500	642,705
Suncor Energy, Inc.	17,600	616,596
Ultra Petroleum Corp. (a)	15,700	710,896
XTO Energy, Inc.	14,200	607,334
		5,059,599
TOTAL ENERGY		8,575,405
FINANCIALS - 18.0%
Capital Markets - 8.8%
Ashmore Global Opps Ltd. (a)	133,200	739,374
Ashmore Group PLC	347,910	1,183,222
Goldman Sachs Group, Inc.	4,100	592,737
Greenhill & Co., Inc.	12,100	889,350
Morgan Stanley	63,300	1,919,256
		5,323,939
Diversified Financial Services - 9.2%
Bank of America Corp.	143,400	1,616,118
BM&F BOVESPA SA	290,500	1,666,119
IntercontinentalExchange, Inc. (a)	11,820	1,274,078
JPMorgan Chase & Co.	27,900	1,029,510
		5,585,825
TOTAL FINANCIALS		10,909,764
HEALTH CARE - 10.9%
Biotechnology - 1.4%
Cephalon, Inc. (a)(d)	15,100	880,481
Health Care Equipment & Supplies - 5.2%
Boston Scientific Corp. (a)	197,600	1,857,440
Edwards Lifesciences Corp. (a)	20,290	1,295,314
		3,152,754
Health Care Providers & Services - 3.2%
Express Scripts, Inc. (a)	30,200	1,934,310
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.1%
Merck & Co., Inc.	23,500	$ 648,130
TOTAL HEALTH CARE		6,615,675
INDUSTRIALS - 7.7%
Construction & Engineering - 1.0%
China Railway Construction Corp. Ltd. (H Shares) (a)	432,600	628,078
Machinery - 2.0%
Deere & Co.	13,500	586,845
Flowserve Corp.	8,300	610,631
		1,197,476
Road & Rail - 4.7%
America Latina Logistica SA unit	104,800	611,722
Burlington Northern Santa Fe Corp.	12,300	891,012
CSX Corp.	42,300	1,343,448
		2,846,182
TOTAL INDUSTRIALS		4,671,736
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 6.7%
3Com Corp. (a)	91,700	396,144
Juniper Networks, Inc. (a)	79,500	1,966,035
QUALCOMM, Inc.	39,444	1,719,364
		4,081,543
Computers & Peripherals - 0.5%
Teradata Corp. (a)	15,000	324,000
Internet Software & Services - 0.5%
AsiaInfo Holdings, Inc. (a)	14,400	301,824
IT Services - 3.0%
Fiserv, Inc. (a)	42,500	1,800,300
Semiconductors & Semiconductor Equipment - 2.0%
ASML Holding NV (NY Shares)	26,000	538,200
MEMC Electronic Materials, Inc. (a)	33,600	648,144
		1,186,344
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.1%
Electronic Arts, Inc. (a)	81,021	$ 1,862,673
VMware, Inc. Class A (a)	200	6,208
		1,868,881
TOTAL INFORMATION TECHNOLOGY		9,562,892
MATERIALS - 5.8%
Construction Materials - 1.5%
Texas Industries, Inc. (d)	26,600	905,198
Metals & Mining - 4.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	29,675	1,615,210
United States Steel Corp.	28,600	974,688
		2,589,898
TOTAL MATERIALS		3,495,096
TOTAL COMMON STOCKS (Cost $56,259,386)		59,993,005
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 0.53% (b)	2,866,009	2,866,009
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,894,857	2,894,857
TOTAL MONEY MARKET FUNDS (Cost $5,760,866)		5,760,866
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $62,020,252)		65,753,871
NET OTHER ASSETS - (8.6)%		(5,202,127)
NET ASSETS - 100%		$ 60,551,744
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,877
Fidelity Securities Lending Cash Central Fund	22,938
Total	$ 27,815
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 65,753,871	$ 58,160,482	$ 7,593,389	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 670,000
Total Realized Gain (Loss)	171,922
Total Unrealized Gain (Loss)	279,115
Cost of Purchases	-
Proceeds of Sales	(424,522)
Amortization/Accretion	-
Transfer in/out of Level 3	(696,515)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.2%
Belgium	6.1%
Brazil	3.7%
United Kingdom	3.1%
Canada	2.2%
Greece	2.0%
Switzerland	1.7%
Indonesia	1.1%
China	1.0%
Liberia	1.0%
Bermuda	1.0%
Others (individually less than 1%)	0.9%
100.0%
Income Tax Information
At November 30, 2008, the Fund had a capital loss carryforward of approximately $39,146,680 all of which will expire on November 30, 2016.
The Fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $7,416,757 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,812,071) - See accompanying schedule: Unaffiliated issuers (cost $56,259,386)	$ 59,993,005
Fidelity Central Funds (cost $5,760,866)	5,760,866
Total Investments (cost $62,020,252)		$ 65,753,871
Receivable for investments sold		2,656,431
Receivable for fund shares sold		40,028
Dividends receivable		55,823
Distributions receivable from Fidelity Central Funds		5,397
Prepaid expenses		442
Receivable from investment adviser for expense reductions		4,466
Other receivables		2,731
Total assets		68,519,189

Liabilities
Payable for investments purchased	$ 4,883,693
Payable for fund shares redeemed	96,094
Accrued management fee	27,472
Distribution fees payable	23,821
Other affiliated payables	17,247
Other payables and accrued expenses	24,261
Collateral on securities loaned, at value	2,894,857
Total liabilities		7,967,445

Net Assets		$ 60,551,744
Net Assets consist of:
Paid in capital		$ 110,583,643
Undistributed net investment income		49,816
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,801,380)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,719,665
Net Assets		$ 60,551,744

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,155,922 ÷ 3,910,784 shares)	$ 6.69

Maximum offering price per share (100/94.25 of $6.69)	$ 7.10
Class T: Net Asset Value and redemption price per share ($15,687,140 ÷ 2,400,418 shares)	$ 6.54

Maximum offering price per share (100/96.50 of $6.54)	$ 6.78
Class B: Net Asset Value and offering price per share ($5,791,591 ÷ 919,512 shares)A	$ 6.30

Class C: Net Asset Value and offering price per share ($9,534,524 ÷ 1,524,275 shares)A	$ 6.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,382,567 ÷ 490,596 shares)	$ 6.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2009 (Unaudited)
Investment Income
Dividends		$ 422,140
Income from Fidelity Central Funds (including $22,938 from security lending)		27,815
Total income		449,955

Expenses
Management fee	$ 152,904
Transfer agent fees	87,544
Distribution fees	132,941
Accounting and security lending fees	10,695
Custodian fees and expenses	14,081
Independent trustees' compensation	214
Registration fees	23,644
Audit	23,652
Legal	141
Miscellaneous	299
Total expenses before reductions	446,115
Expense reductions	(45,976)	400,139
Net investment income (loss)		49,816
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,254,284)
Foreign currency transactions	(91,754)
Futures contracts	16,507
Total net realized gain (loss)		(4,329,531)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $265)	13,758,173
Assets and liabilities in foreign currencies	(11,233)
Total change in net unrealized appreciation (depreciation)		13,746,940
Net gain (loss)		9,417,409
Net increase (decrease) in net assets resulting from operations		$ 9,467,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,816	$ (356,567)
Net realized gain (loss)	(4,329,531)	(48,748,528)
Change in net unrealized appreciation (depreciation)	13,746,940	(16,653,328)
Net increase (decrease) in net assets resulting from operations	9,467,225	(65,758,423)
Distributions to shareholders from net realized gain	-	(12,601,645)
Share transactions - net increase (decrease)	(5,553,545)	(10,106,719)
Total increase (decrease) in net assets	3,913,680	(88,466,787)

Net Assets
Beginning of period	56,638,064	145,104,851
End of period (including undistributed net investment income of $49,816 and $0, respectively)	$ 60,551,744	$ 56,638,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.62	$ 12.63	$ 13.19	$ 12.18	$ 10.77	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.05)	.01 H	(.05)	(.01) I
Net realized and unrealized gain (loss)	1.06	(5.89)	1.67	1.23	1.46	.81
Total from investment operations	1.07	(5.90)	1.62	1.24	1.41	.80
Distributions from net realized gain	-	(1.11)	(2.18)	(.23)	-	-
Net asset value, end of period	$ 6.69	$ 5.62	$ 12.63	$ 13.19	$ 12.18	$ 10.77
Total Return B, C, D	19.04%	(51.19)%	14.48%	10.28%	13.09%	8.02%
Ratios to Average Net Assets F, J
Expenses before reductions	1.40% A	1.33%	1.26%	1.33%	1.40%	1.43%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.28%	1.43%
Expenses net of all reductions	1.24% A	1.24%	1.25%	1.25%	1.24%	1.38%
Net investment income (loss)	.43% A	(.07)%	(.40)%	.11% H	(.47)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,156	$ 24,471	$ 60,112	$ 39,182	$ 20,556	$ 17,633
Portfolio turnover rate G	373% A	291%	145%	226%	102%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%.

I Investment income per share reflects a special dividend which amounted to $.05 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.50	$ 12.37	$ 12.95	$ 11.99	$ 10.64	$ 9.89
Income from Investment Operations
Net investment income (loss) E	- K	(.03)	(.08)	(.02) H	(.08)	(.05) I
Net realized and unrealized gain (loss)	1.04	(5.78)	1.65	1.21	1.43	.80
Total from investment operations	1.04	(5.81)	1.57	1.19	1.35	.75
Distributions from net realized gain	-	(1.06)	(2.15)	(.23)	-	-
Net asset value, end of period	$ 6.54	$ 5.50	$ 12.37	$ 12.95	$ 11.99	$ 10.64
Total Return B, C, D	18.91%	(51.31)%	14.23%	10.02%	12.69%	7.58%
Ratios to Average Net Assets F, J
Expenses before reductions	1.68% A	1.60%	1.54%	1.62%	1.68%	1.78%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.54%	1.75%
Expenses net of all reductions	1.49% A	1.49%	1.49%	1.49%	1.50%	1.70%
Net investment income (loss)	.18% A	(.33)%	(.65)%	(.13)% H	(.73)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,687	$ 13,689	$ 34,913	$ 31,313	$ 26,484	$ 24,219
Portfolio turnover rate G	373% A	291%	145%	226%	102%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%.

I Investment income per share reflects a special dividend which amounted to $.05 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.31	$ 11.96	$ 12.58	$ 11.71	$ 10.45	$ 9.75
Income from Investment Operations
Net investment income (loss) E	(.01)	(.08)	(.13)	(.08) H	(.13)	(.09) I
Net realized and unrealized gain (loss)	1.00	(5.59)	1.59	1.18	1.39	.79
Total from investment operations	.99	(5.67)	1.46	1.10	1.26	.70
Distributions from net realized gain	-	(.98)	(2.08)	(.23)	-	-
Net asset value, end of period	$ 6.30	$ 5.31	$ 11.96	$ 12.58	$ 11.71	$ 10.45
Total Return B, C, D	18.64%	(51.59)%	13.65%	9.48%	12.06%	7.18%
Ratios to Average Net Assets F, J
Expenses before reductions	2.16% A	2.09%	2.02%	2.10%	2.16%	2.24%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.05%	2.24%
Expenses net of all reductions	1.99% A	1.99%	1.99%	1.99%	2.00%	2.19%
Net investment income (loss)	(.32)% A	(.83)%	(1.14)%	(.63)% H	(1.24)%	(.93)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,792	$ 5,968	$ 17,301	$ 19,257	$ 19,056	$ 20,137
Portfolio turnover rate G	373% A	291%	145%	226%	102%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%.

I Investment income per share reflects a special dividend which amounted to $.05 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.27	$ 11.92	$ 12.58	$ 11.71	$ 10.45	$ 9.75
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.13)	(.08) H	(.13)	(.09) I
Net realized and unrealized gain (loss)	1.00	(5.56)	1.58	1.18	1.39	.79
Total from investment operations	.99	(5.63)	1.45	1.10	1.26	.70
Distributions from net realized gain	-	(1.02)	(2.11)	(.23)	-	-
Net asset value, end of period	$ 6.26	$ 5.27	$ 11.92	$ 12.58	$ 11.71	$ 10.45
Total Return B, C, D	18.79%	(51.60)%	13.61%	9.48%	12.06%	7.18%
Ratios to Average Net Assets F, J
Expenses before reductions	2.16% A	2.09%	2.01%	2.09%	2.15%	2.18%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.04%	2.18%
Expenses net of all reductions	1.99% A	1.99%	1.99%	1.99%	2.00%	2.13%
Net investment income (loss)	(.32)% A	(.83)%	(1.15)%	(.63)% H	(1.23)%	(.87)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,535	$ 9,320	$ 23,503	$ 17,132	$ 12,016	$ 11,736
Portfolio turnover rate G	373% A	291%	145%	226%	102%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%.

I Investment income per share reflects a special dividend which amounted to $.05 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.79	$ 12.98	$ 13.49	$ 12.41	$ 10.96	$ 10.10
Income from Investment Operations
Net investment income (loss) D	.02	.02	(.01)	.05 G	(.02)	.03 H
Net realized and unrealized gain (loss)	1.08	(6.06)	1.71	1.26	1.47	.83
Total from investment operations	1.10	(6.04)	1.70	1.31	1.45	.86
Distributions from net realized gain	-	(1.15)	(2.21)	(.23)	-	-
Net asset value, end of period	$ 6.89	$ 5.79	$ 12.98	$ 13.49	$ 12.41	$ 10.96
Total Return B, C	19.00%	(51.03)%	14.84%	10.66%	13.23%	8.51%
Ratios to Average Net Assets E, I
Expenses before reductions	1.15% A	1.02%	.95%	.95%	.98%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	.95%	.95%	.98%	1.01%
Expenses net of all reductions	.99% A	.98%	.94%	.94%	.93%	.96%
Net investment income (loss)	.68% A	.19%	(.10)%	.42% G	(.16)%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,383	$ 3,190	$ 9,277	$ 3,443	$ 1,408	$ 647
Portfolio turnover rate F	373% A	291%	145%	226%	102%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

H Investment income per share reflects a special dividend which amounted to $.05 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Fifty Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,832,266
Unrealized depreciation	(4,041,140)
Net unrealized appreciation (depreciation)	$ 2,791,126
Cost for federal income tax purposes	$ 62,962,745

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $99,745,063 and $102,531,183, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 29,124	$ 1,056
Class T	.25%	.25%	33,648	217
Class B	.75%	.25%	26,894	20,210
Class C	.75%	.25%	43,275	2,564
			$ 132,941	$ 24,047

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,084
Class T	2,079
Class B*	7,054
Class C*	390
$ 11,607

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 37,001.32
Class T	23,120.34
Class B	8,578.32
Class C	13,783.32
Institutional Class	5,062.32
	$ 87,544

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,764 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $173 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 18,046
Class T	1.50%	12,086
Class B	2.00%	4,269
Class C	2.00%	6,834
Institutional Class	1.00%	2,440
		$ 43,675

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,301 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net realized gain
Class A	$ -	$ 5,353,741
Class T	-	3,014,589
Class B	-	1,409,671
Class C	-	2,014,549
Institutional Class	-	809,095
Total	$ -	$ 12,601,645

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	402,841	1,411,212	$ 2,270,592	$ 13,818,196
Reinvestment of distributions	-	446,592	-	5,094,634
Shares redeemed	(847,014)	(2,260,921)	(4,659,978)	(20,967,819)
Net increase (decrease)	(444,173)	(403,117)	$ (2,389,386)	$ (2,054,989)
Class T
Shares sold	223,390	463,166	$ 1,230,254	$ 4,478,610
Reinvestment of distributions	-	261,133	-	2,921,480
Shares redeemed	(313,042)	(1,056,672)	(1,702,103)	(9,735,307)
Net increase (decrease)	(89,652)	(332,373)	$ (471,849)	$ (2,335,217)
Class B
Shares sold	39,488	119,288	$ 209,206	$ 1,097,766
Reinvestment of distributions	-	118,591	-	1,288,755
Shares redeemed	(243,602)	(560,990)	(1,272,741)	(5,163,379)
Net increase (decrease)	(204,114)	(323,111)	$ (1,063,535)	$ (2,776,858)
Class C
Shares sold	84,599	300,599	$ 453,832	$ 2,781,913
Reinvestment of distributions	-	168,216	-	1,814,641
Shares redeemed	(327,186)	(673,078)	(1,706,072)	(6,022,862)
Net increase (decrease)	(242,587)	(204,263)	$ (1,252,240)	$ (1,426,308)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Institutional Class
Shares sold	69,830	229,675	$ 406,002	$ 2,314,454
Reinvestment of distributions	-	62,441	-	731,704
Shares redeemed	(130,653)	(455,193)	(782,537)	(4,559,505)
Net increase (decrease)	(60,823)	(163,077)	$ (376,535)	$ (1,513,347)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AFIFI-USAN-0709
1.786790.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Growth & Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.09%
Actual		$ 1,000.00	$ 1,063.90	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class T	1.35%
Actual		$ 1,000.00	$ 1,061.80	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.79
Class B	1.84%
Actual		$ 1,000.00	$ 1,059.20	$ 9.45
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Class C	1.84%
Actual		$ 1,000.00	$ 1,060.20	$ 9.45
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,065.40	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.5	4.6
Microsoft Corp.	2.6	2.5
Wal-Mart Stores, Inc.	2.4	3.1
Applied Materials, Inc.	2.0	1.7
JPMorgan Chase & Co.	2.0	1.8
Google, Inc. Class A (sub. vtg.)	2.0	1.0
Wells Fargo & Co.	1.9	1.6
Apple, Inc.	1.8	1.2
State Street Corp.	1.8	1.4
Goldman Sachs Group, Inc.	1.6	0.6
	21.6
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.6	17.1
Financials	16.7	16.9
Health Care	13.3	16.9
Energy	12.1	12.0
Consumer Discretionary	10.7	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks and Equity Futures 97.5%		Stocks 96.2%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 2.4%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	8.5%	** Foreign investments	7.8%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.8%
Johnson Controls, Inc.	267,309	$ 5,327
The Goodyear Tire & Rubber Co. (a)	419,700	4,806
		10,133
Automobiles - 0.6%
Ford Motor Co. (a)	715,400	4,114
Toyota Motor Corp. sponsored ADR	47,700	3,823
		7,937
Hotels, Restaurants & Leisure - 1.5%
Buffalo Wild Wings, Inc. (a)	79,389	2,818
Burger King Holdings, Inc.	218,200	3,613
Carnival Corp. unit	72,100	1,834
Darden Restaurants, Inc.	127,300	4,604
Marriott International, Inc. Class A	188,100	4,394
Sonic Corp. (a)	79,500	750
Starbucks Corp. (a)	190,250	2,738
		20,751
Household Durables - 1.2%
D.R. Horton, Inc.	81,700	752
Ethan Allen Interiors, Inc.	46,470	570
Mohawk Industries, Inc. (a)	64,300	2,461
Newell Rubbermaid, Inc.	200,500	2,308
Toll Brothers, Inc. (a)	396,900	7,374
Whirlpool Corp.	68,900	2,903
		16,368
Internet & Catalog Retail - 0.1%
Amazon.com, Inc.	17,900	1,396
Media - 1.9%
Comcast Corp. Class A (special) (non-vtg.)	449,100	5,838
Lamar Advertising Co. Class A (a)(d)	82,400	1,530
McGraw-Hill Companies, Inc.	85,200	2,564
Scripps Networks Interactive, Inc. Class A	36,100	1,001
The DIRECTV Group, Inc. (a)	154,900	3,485
The Walt Disney Co.	206,022	4,990
Time Warner, Inc.	240,533	5,633
		25,041
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.7%
Kohl's Corp. (a)	94,100	$ 3,996
Target Corp.	130,600	5,133
		9,129
Specialty Retail - 3.7%
Abercrombie & Fitch Co. Class A	28,400	855
Best Buy Co., Inc.	176,719	6,203
Lowe's Companies, Inc.	1,042,000	19,808
PetSmart, Inc.	18,522	377
Sherwin-Williams Co.	94,800	5,005
Staples, Inc.	481,998	9,857
Tiffany & Co., Inc.	109,800	3,115
TJX Companies, Inc.	147,200	4,344
Williams-Sonoma, Inc.	83,000	1,074
		50,638
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	56,955	3,065
TOTAL CONSUMER DISCRETIONARY		144,458
CONSUMER STAPLES - 6.9%
Beverages - 1.2%
Coca-Cola Enterprises, Inc.	77,100	1,284
Molson Coors Brewing Co. Class B	26,200	1,153
The Coca-Cola Co.	282,703	13,898
		16,335
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	302,419	9,012
Wal-Mart Stores, Inc.	660,975	32,877
		41,889
Food Products - 1.0%
Corn Products International, Inc.	69,700	1,841
Nestle SA:
(Reg.)	53,797	1,959
sponsored ADR	182,950	6,672
Ralcorp Holdings, Inc. (a)	51,500	2,949
		13,421
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.7%
Colgate-Palmolive Co.	140,945	$ 9,295
Procter & Gamble Co.	7,000	364
		9,659
Tobacco - 0.9%
Philip Morris International, Inc.	288,377	12,296
TOTAL CONSUMER STAPLES		93,600
ENERGY - 12.1%
Energy Equipment & Services - 3.1%
BJ Services Co.	700	11
Cameron International Corp. (a)	281,872	8,803
Halliburton Co.	166,000	3,806
Helmerich & Payne, Inc.	44,900	1,570
Nabors Industries Ltd. (a)	219,800	3,930
Schlumberger Ltd. (NY Shares)	262,000	14,994
Smith International, Inc.	120,900	3,529
Weatherford International Ltd. (a)	245,300	5,078
		41,721
Oil, Gas & Consumable Fuels - 9.0%
Apache Corp.	100,080	8,433
Chesapeake Energy Corp.	138,675	3,142
EOG Resources, Inc.	114,118	8,352
Exxon Mobil Corp.	674,302	46,768
Hess Corp.	117,000	7,791
Occidental Petroleum Corp.	206,600	13,865
Peabody Energy Corp.	109,783	3,730
Petrohawk Energy Corp. (a)	128,600	3,241
Plains Exploration & Production Co. (a)	117,290	3,317
Range Resources Corp.	184,700	8,461
Southwestern Energy Co. (a)	215,700	9,376
Ultra Petroleum Corp. (a)	140,700	6,371
		122,847
TOTAL ENERGY		164,568
FINANCIALS - 16.6%
Capital Markets - 5.8%
Ameriprise Financial, Inc.	106,759	3,224
Bank of New York Mellon Corp.	195,600	5,434
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	309,208	$ 5,442
Deutsche Bank AG (NY Shares)	69,400	4,692
Goldman Sachs Group, Inc.	147,900	21,382
Janus Capital Group, Inc.	434,783	4,409
Morgan Stanley	337,400	10,230
State Street Corp.	514,102	23,880
		78,693
Commercial Banks - 2.7%
KeyCorp	206,300	1,032
PNC Financial Services Group, Inc.	143,100	6,518
U.S. Bancorp, Delaware	138,411	2,657
Wells Fargo & Co.	1,040,259	26,527
		36,734
Consumer Finance - 0.4%
American Express Co.	38,900	967
Capital One Financial Corp.	75,800	1,853
Discover Financial Services	73,600	704
SLM Corp. (a)	398,900	2,637
		6,161
Diversified Financial Services - 3.6%
Bank of America Corp.	1,353,036	15,249
Citigroup, Inc. (d)	163,200	607
CME Group, Inc.	15,400	4,953
JPMorgan Chase & Co.	742,228	27,388
		48,197
Insurance - 3.8%
ACE Ltd.	289,100	12,718
AFLAC, Inc.	12,900	458
Berkshire Hathaway, Inc. Class A (a)	111	10,168
Everest Re Group Ltd.	67,100	4,645
Hartford Financial Services Group, Inc.	115,900	1,662
Lincoln National Corp.	157,500	2,985
MBIA, Inc. (a)(d)	143,000	922
MetLife, Inc.	248,500	7,828
PartnerRe Ltd.	54,550	3,560
Prudential Financial, Inc.	20,600	822
The Travelers Companies, Inc.	132,070	5,370
		51,138
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	38,700	$ 2,069
SL Green Realty Corp.	33,700	772
		2,841
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	176,100	1,286
TOTAL FINANCIALS		225,050
HEALTH CARE - 13.3%
Biotechnology - 2.9%
Amgen, Inc. (a)	232,263	11,599
Biogen Idec, Inc. (a)	24,100	1,248
Celgene Corp. (a)	75,016	3,169
Cephalon, Inc. (a)	77,700	4,531
Dendreon Corp. (a)(d)	56,500	1,281
Gilead Sciences, Inc. (a)	89,232	3,846
MannKind Corp. (a)(d)	57,800	380
Myriad Genetics, Inc. (a)	124,416	4,499
OSI Pharmaceuticals, Inc. (a)	69,644	2,354
PDL BioPharma, Inc.	406,975	2,828
Vertex Pharmaceuticals, Inc. (a)	127,000	3,786
		39,521
Health Care Equipment & Supplies - 2.5%
Alcon, Inc.	100	11
Baxter International, Inc.	264,358	13,532
C.R. Bard, Inc.	60,900	4,354
China Medical Technologies, Inc. sponsored ADR (d)	61,200	1,250
Covidien Ltd.	286,555	10,236
St. Jude Medical, Inc. (a)	83,377	3,253
Wright Medical Group, Inc. (a)	92,200	1,438
		34,074
Health Care Providers & Services - 2.6%
Express Scripts, Inc. (a)	74,700	4,785
Henry Schein, Inc. (a)	226,095	10,296
Medco Health Solutions, Inc. (a)	239,300	10,981
UnitedHealth Group, Inc.	323,000	8,592
		34,654
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	92,500	3,396
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 5.0%
Abbott Laboratories	342,150	$ 15,417
Allergan, Inc.	51,600	2,277
Bristol-Myers Squibb Co.	88,955	1,772
Johnson & Johnson	197,983	10,921
Merck & Co., Inc.	213,703	5,894
Pfizer, Inc.	1,169,100	17,759
Schering-Plough Corp.	254,451	6,209
Wyeth	173,120	7,766
		68,015
TOTAL HEALTH CARE		179,660
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.7%
DigitalGlobe, Inc. (a)	23,300	420
Honeywell International, Inc.	88,138	2,923
Lockheed Martin Corp.	72,553	6,068
United Technologies Corp.	266,600	14,026
		23,437
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	52,400	2,663
FedEx Corp.	55,500	3,076
		5,739
Airlines - 0.2%
Alaska Air Group, Inc. (a)	40,950	638
Delta Air Lines, Inc. (a)	113,477	659
UAL Corp. (a)	338,460	1,577
		2,874
Building Products - 0.1%
Masco Corp.	127,800	1,324
Electrical Equipment - 1.2%
Alstom SA	2,100	134
Evergreen Solar, Inc. (a)(d)	109,487	204
First Solar, Inc. (a)	10,300	1,957
Renewable Energy Corp. AS (a)(d)	133,700	1,465
Rockwell Automation, Inc.	113,100	3,471
Sunpower Corp. Class B (a)	97,158	2,499
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	95,200	$ 1,556
Vestas Wind Systems AS (a)	69,500	5,121
		16,407
Industrial Conglomerates - 1.6%
3M Co.	162,000	9,250
General Electric Co.	398,983	5,378
McDermott International, Inc. (a)	224,821	4,939
Textron, Inc.	138,700	1,595
		21,162
Machinery - 1.2%
Caterpillar, Inc.	18,100	642
Danaher Corp.	104,400	6,301
Eaton Corp.	26,900	1,170
Ingersoll-Rand Co. Ltd. Class A	163,900	3,316
Navistar International Corp. (a)	114,000	4,538
		15,967
Professional Services - 0.1%
Manpower, Inc.	39,450	1,677
Road & Rail - 1.3%
CSX Corp.	51,600	1,639
Landstar System, Inc.	158,955	6,040
Union Pacific Corp.	195,889	9,651
		17,330
Trading Companies & Distributors - 0.1%
Fastenal Co. (d)	38,600	1,282
TOTAL INDUSTRIALS		107,199
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 4.1%
Cisco Systems, Inc. (a)	1,132,500	20,951
Comverse Technology, Inc. (a)	377,635	2,681
Corning, Inc.	686,200	10,087
Infinera Corp. (a)	36,700	314
Juniper Networks, Inc. (a)	245,255	6,065
QUALCOMM, Inc.	285,020	12,424
Research In Motion Ltd. (a)	25,200	1,982
Tellabs, Inc. (a)	172,500	957
		55,461
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.9%
Apple, Inc. (a)	178,736	$ 24,274
Hewlett-Packard Co.	529,250	18,180
International Business Machines Corp.	102,400	10,883
		53,337
Internet Software & Services - 2.6%
eBay, Inc. (a)	129,450	2,281
Google, Inc. Class A (sub. vtg.) (a)	64,659	26,978
Move, Inc. (a)	1,092,673	2,295
Yahoo!, Inc. (a)	189,100	2,995
		34,549
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	97,700	2,461
Paychex, Inc.	136,400	3,733
The Western Union Co.	124,800	2,200
Visa, Inc.	104,500	7,076
		15,470
Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials, Inc.	2,449,882	27,586
ARM Holdings PLC sponsored ADR	319,500	1,681
ASML Holding NV (NY Shares)	147,300	3,049
Broadcom Corp. Class A (a)	75,000	1,911
Intel Corp.	481,900	7,575
Lam Research Corp. (a)	306,600	8,030
MEMC Electronic Materials, Inc. (a)	232,400	4,483
Micron Technology, Inc. (a)	408,200	2,065
Samsung Electronics Co. Ltd.	1,070	477
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	177,500	1,942
Texas Instruments, Inc.	302,277	5,864
		64,663
Software - 5.1%
Adobe Systems, Inc. (a)	83,581	2,355
Autonomy Corp. PLC (a)	63,900	1,601
BMC Software, Inc. (a)	80,000	2,728
Electronic Arts, Inc. (a)	77,200	1,775
Microsoft Corp.	1,670,553	34,898
Oracle Corp.	975,669	19,113
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Quest Software, Inc. (a)	344,538	$ 4,451
Ubisoft Entertainment SA (a)	82,300	1,684
		68,605
TOTAL INFORMATION TECHNOLOGY		292,085
MATERIALS - 3.9%
Chemicals - 2.4%
Airgas, Inc.	100,100	4,230
Albemarle Corp.	139,600	3,940
Ashland, Inc.	118,600	3,178
Dow Chemical Co.	193,000	3,412
E.I. du Pont de Nemours & Co.	179,600	5,113
Ecolab, Inc.	91,954	3,434
FMC Corp.	41,172	2,238
Monsanto Co.	44,153	3,627
Praxair, Inc.	2,200	161
The Mosaic Co.	55,400	3,030
		32,363
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	80,518	1,892
Metals & Mining - 1.4%
ArcelorMittal SA (NY Shares) Class A	100,100	3,321
Barrick Gold Corp.	173,100	6,559
Freeport-McMoRan Copper & Gold, Inc. Class B	111,100	6,047
Nucor Corp.	54,100	2,376
		18,303
TOTAL MATERIALS		52,558
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	42,198	1,046
Verizon Communications, Inc.	435,722	12,749
		13,795
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	163,686	$ 5,217
Sprint Nextel Corp. (a)	974,600	5,019
		10,236
TOTAL TELECOMMUNICATION SERVICES		24,031
UTILITIES - 0.8%
Electric Utilities - 0.8%
Exelon Corp.	224,300	10,769
TOTAL COMMON STOCKS (Cost $1,272,273)		1,293,978
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series A, 8.00% (Cost $1,200)	1,200	629
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.17% 6/18/09 to 8/6/09 (e) (Cost $3,000)	$ 3,000	3,000
Money Market Funds - 5.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	59,188,534	$ 59,189
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	9,052,512	9,053
TOTAL MONEY MARKET FUNDS (Cost $68,242)		68,242
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,344,715)		1,365,849
NET OTHER ASSETS - (0.9)%		(12,068)
NET ASSETS - 100%		$ 1,353,781
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
558 CME E-mini S&P 500 Index Contracts	June 2009	$ 25,615	$ 4,561

The face value of futures purchased as a percentage of net assets - 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,000,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 284
Fidelity Securities Lending Cash Central Fund	458
Total	$ 742
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,365,849	$ 1,349,779	$ 16,070	$ -
Other Financial Instruments*	$ 4,561	$ 4,561	$ -	$ -
*Other financial instruments include Futures Contracts.
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 4,561	$ -
Total Value of Derivatives	$ 4,561	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At November 30, 2008, the fund had a capital loss carryforward of approximately $216,628,000 of which $1,608,000 and $215,020,000 will expire on November 30, 2015 and 2016, respectively. The capital loss carryforward expiring November 30, 2015 and $11,815,000 of the capital loss carryforward expiring 2016 were acquired from Capital One Appreciation Fund. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $67,724,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,001) - See accompanying schedule: Unaffiliated issuers (cost $1,276,473)	$ 1,297,607
Fidelity Central Funds (cost $68,242)	68,242
Total Investments (cost $1,344,715)		$ 1,365,849
Receivable for investments sold		11,759
Receivable for fund shares sold		723
Dividends receivable		2,782
Distributions receivable from Fidelity Central Funds		183
Receivable for daily variation on futures contracts		363
Prepaid expenses		9
Total assets		1,381,668

Liabilities
Payable to custodian bank	$ 383
Payable for investments purchased	16,238
Payable for fund shares redeemed	1,118
Accrued management fee	513
Distribution fees payable	196
Other affiliated payables	353
Other payables and accrued expenses	33
Collateral on securities loaned, at value	9,053
Total liabilities		27,887

Net Assets		$ 1,353,781
Net Assets consist of:
Paid in capital		$ 1,861,324
Undistributed net investment income		5,104
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(538,343)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,696
Net Assets		$ 1,353,781

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($230,470 ÷ 18,304.4 shares)	$ 12.59

Maximum offering price per share (100/94.25 of $12.59)	$ 13.36
Class T: Net Asset Value and redemption price per share ($194,736 ÷ 15,475.9 shares)	$ 12.58

Maximum offering price per share (100/96.50 of $12.58)	$ 13.04
Class B: Net Asset Value and offering price per share ($27,347 ÷ 2,246.4 shares)A	$ 12.17

Class C: Net Asset Value and offering price per share ($57,389 ÷ 4,719.8 shares)A	$ 12.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($843,839 ÷ 66,542.5 shares)	$ 12.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 11,715
Interest		8
Income from Fidelity Central Funds		742
Total income		12,465

Expenses
Management fee	$ 2,825
Transfer agent fees	1,805
Distribution fees	1,135
Accounting and security lending fees	210
Custodian fees and expenses	24
Independent trustees' compensation	5
Registration fees	35
Audit	30
Legal	3
Miscellaneous	13
Total expenses before reductions	6,085
Expense reductions	(5)	6,080
Net investment income (loss)		6,385
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(169,232)
Foreign currency transactions	11
Futures contracts	(3,144)
Total net realized gain (loss)		(172,365)
Change in net unrealized appreciation (depreciation) on: Investment securities	244,722
Assets and liabilities in foreign currencies	5
Futures contracts	4,561
Total change in net unrealized appreciation (depreciation)		249,288
Net gain (loss)		76,923
Net increase (decrease) in net assets resulting from operations		$ 83,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,385	$ 12,016
Net realized gain (loss)	(172,365)	(343,935)
Change in net unrealized appreciation (depreciation)	249,288	(479,117)
Net increase (decrease) in net assets resulting from operations	83,308	(811,036)
Distributions to shareholders from net investment income	(13,218)	(7,345)
Distributions to shareholders from net realized gain	-	(88,912)
Total distributions	(13,218)	(96,257)
Share transactions - net increase (decrease)	36,904	386,639
Total increase (decrease) in net assets	106,994	(520,654)

Net Assets
Beginning of period	1,246,787	1,767,441
End of period (including undistributed net investment income of $5,104 and undistributed net investment income of $11,939, respectively)	$ 1,353,781	$ 1,246,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 21.84	$ 19.98	$ 17.94	$ 16.41	$ 15.42
Income from Investment Operations
Net investment income (loss) E	.06	.12	.10	.09	.10	.15 H
Net realized and unrealized gain (loss)	.69	(8.82)	2.28	2.03	1.60	.91
Total from investment operations	.75	(8.70)	2.38	2.12	1.70	1.06
Distributions from net investment income	(.12)	(.09)	(.07)	(.08)	(.17)	(.07)
Distributions from net realized gain	-	(1.10)	(.45)	-	-	-
Total distributions	(.12)	(1.18) K	(.52)	(.08)	(.17)	(.07)
Net asset value, end of period	$ 12.59	$ 11.96	$ 21.84	$ 19.98	$ 17.94	$ 16.41
Total Return B,C,D	6.39%	(42.07)%	12.21%	11.83%	10.45%	6.86%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09% A	1.06%	1.04%	1.07%	1.10%	1.10%
Expenses net of fee waivers, if any	1.09% A	1.06%	1.04%	1.07%	1.10%	1.10%
Expenses net of all reductions	1.09% A	1.06%	1.04%	1.06%	1.05%	1.09%
Net investment income (loss)	.97% A	.67%	.47%	.49%	.59%	.92%
Supplemental Data
Net assets, end of period (in millions)	$ 230	$ 228	$ 309	$ 256	$ 182	$ 160
Portfolio turnover rate G	156% A	124% J	88%	109%	187%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Total distributions of $1.183 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 21.70	$ 19.85	$ 17.80	$ 16.26	$ 15.29
Income from Investment Operations
Net investment income (loss) E	.04	.08	.05	.05	.06	.11 H
Net realized and unrealized gain (loss)	.69	(8.76)	2.26	2.02	1.60	.90
Total from investment operations	.73	(8.68)	2.31	2.07	1.66	1.01
Distributions from net investment income	(.05)	(.02)	(.01)	(.02)	(.12)	(.04)
Distributions from net realized gain	-	(1.10)	(.45)	-	-	-
Total distributions	(.05)	(1.12) K	(.46)	(.02)	(.12)	(.04)
Net asset value, end of period	$ 12.58	$ 11.90	$ 21.70	$ 19.85	$ 17.80	$ 16.26
Total Return B,C,D	6.18%	(42.16)%	11.88%	11.62%	10.27%	6.58%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35% A	1.28%	1.26%	1.28%	1.32%	1.32%
Expenses net of fee waivers, if any	1.35% A	1.28%	1.26%	1.28%	1.32%	1.32%
Expenses net of all reductions	1.34% A	1.28%	1.25%	1.27%	1.27%	1.32%
Net investment income (loss)	.72% A	.45%	.26%	.28%	.37%	.69%
Supplemental Data
Net assets, end of period (in millions)	$ 195	$ 204	$ 440	$ 505	$ 607	$ 792
Portfolio turnover rate G	156% A	124% J	88%	109%	187%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Total distributions of $1.118 per share is comprised of distributions from net investment income of $.020 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 21.02	$ 19.18	$ 17.28	$ 15.78	$ 14.88
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.06)	(.05)	(.03)	.02 H
Net realized and unrealized gain (loss)	.67	(8.48)	2.20	1.95	1.55	.88
Total from investment operations	.68	(8.49)	2.14	1.90	1.52	.90
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	-	(1.04)	(.30)	-	-	-
Total distributions	-	(1.04) K	(.30)	-	(.02)	-
Net asset value, end of period	$ 12.17	$ 11.49	$ 21.02	$ 19.18	$ 17.28	$ 15.78
Total Return B,C,D	5.92%	(42.48)%	11.30%	11.00%	9.64%	6.05%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84% A	1.81%	1.81%	1.85%	1.87%	1.88%
Expenses net of fee waivers, if any	1.84% A	1.81%	1.81%	1.85%	1.87%	1.88%
Expenses net of all reductions	1.84% A	1.81%	1.81%	1.84%	1.83%	1.87%
Net investment income (loss)	.22% A	(.08)%	(.30)%	(.29)%	(.19)%	.14%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 31	$ 84	$ 140	$ 231	$ 322
Portfolio turnover rate G	156% A	124% J	88%	109%	187%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Total distributions of $1.035 per share is comprised of distributions from net realized gain of $1.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 20.99	$ 19.21	$ 17.30	$ 15.81	$ 14.90
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.05)	(.04)	(.02)	.03 H
Net realized and unrealized gain (loss)	.68	(8.47)	2.20	1.95	1.54	.88
Total from investment operations	.69	(8.48)	2.15	1.91	1.52	.91
Distributions from net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	-	(1.04)	(.37)	-	-	-
Total distributions	-	(1.04) K	(.37)	-	(.03)	-
Net asset value, end of period	$ 12.16	$ 11.47	$ 20.99	$ 19.21	$ 17.30	$ 15.81
Total Return B,C,D	6.02%	(42.49)%	11.38%	11.04%	9.63%	6.11%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84% A	1.79%	1.77%	1.80%	1.84%	1.83%
Expenses net of fee waivers, if any	1.84% A	1.79%	1.77%	1.80%	1.84%	1.83%
Expenses net of all reductions	1.84% A	1.78%	1.76%	1.78%	1.79%	1.83%
Net investment income (loss)	.22% A	(.05)%	(.25)%	(.23)%	(.15)%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 57	$ 59	$ 121	$ 123	$ 136	$ 174
Portfolio turnover rate G	156% A	124% J	88%	109%	187%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Total distributions of $1.035 per share is comprised of distributions from net realized gain of $1.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 22.03	$ 20.15	$ 18.09	$ 16.54	$ 15.55
Income from Investment Operations
Net investment income (loss) D	.07	.18	.17	.16	.16	.20 G
Net realized and unrealized gain (loss)	.71	(8.89)	2.29	2.04	1.62	.92
Total from investment operations	.78	(8.71)	2.46	2.20	1.78	1.12
Distributions from net investment income	(.17)	(.15)	(.13)	(.14)	(.23)	(.13)
Distributions from net realized gain	-	(1.10)	(.45)	-	-	-
Total distributions	(.17)	(1.25) J	(.58)	(.14)	(.23)	(.13)
Net asset value, end of period	$ 12.68	$ 12.07	$ 22.03	$ 20.15	$ 18.09	$ 16.54
Total Return B,C	6.54%	(41.88)%	12.53%	12.22%	10.89%	7.21%
Ratios to Average Net Assets E,H
Expenses before reductions	.80% A	.74%	.72%	.73%	.74%	.78%
Expenses net of fee waivers, if any	.80% A	.74%	.72%	.73%	.74%	.78%
Expenses net of all reductions	.80% A	.73%	.72%	.72%	.69%	.77%
Net investment income (loss)	1.26% A	1.00%	.79%	.83%	.94%	1.24%
Supplemental Data
Net assets, end of period (in millions)	$ 844	$ 725	$ 814	$ 537	$ 476	$ 381
Portfolio turnover rate F	156% A	124% I	88%	109%	187%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Total distributions of $1.252 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 114,816
Unrealized depreciation	(167,223)
Net unrealized appreciation (depreciation)	$ (52,407)
Cost for federal income tax purposes	$ 1,418,256

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (3,144)	$ 4,561
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (3,144)	$ 4,561

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(3,144) for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $4,561 for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $915,249 and $890,778, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 264	$ 3
Class T	.25%	.25%	462	2
Class B	.75%	.25%	136	102
Class C	.75%	.25%	273	8
			$ 1,135	$ 115

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	8
Class B*	29
Class C*	1
$ 49

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 341.32
Class T	300.33
Class B	44.32
Class C	87.32
Institutional Class	1,033.28
	$ 1,805

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

9. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $458.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 2,328	$ 1,208
Class T	867	402
Institutional Class	10,023	5,735
Total	$ 13,218	$ 7,345
From net realized gain
Class A	$ -	$ 15,661
Class T	-	22,116
Class B	-	4,058
Class C	-	5,957
Institutional Class	-	41,120
Total	$ -	$ 88,912

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	1,859	3,687	$ 21,209	$ 66,710
Issued in exchange for shares of Capital One Capital Appreciation Fund	-	4,640	-	48,759
Reinvestment of distributions	156	747	1,807	15,334
Shares redeemed	(2,755)	(4,165)	(30,904)	(72,103)
Net increase (decrease)	(740)	4,909	$ (7,888)	$ 58,700
Class T
Shares sold	932	2,026	$ 10,543	$ 35,908
Reinvestment of distributions	71	1,054	822	21,562
Shares redeemed	(2,659)	(6,209)	(29,898)	(109,469)
Net increase (decrease)	(1,656)	(3,129)	$ (18,533)	$ (51,999)
Class B
Shares sold	146	288	$ 1,600	$ 4,960
Reinvestment of distributions	-	184	-	3,659
Shares redeemed	(624)	(1,721)	(6,749)	(29,818)
Net increase (decrease)	(478)	(1,249)	$ (5,149)	$ (21,199)
Class C
Shares sold	322	504	$ 3,555	$ 8,441
Reinvestment of distributions	-	258	-	5,118
Shares redeemed	(770)	(1,367)	(8,310)	(22,602)
Net increase (decrease)	(448)	(605)	$ (4,755)	$ (9,043)
Institutional Class
Shares sold	9,971	25,189	$ 112,418	$ 441,231
Reinvestment of distributions	858	2,248	9,982	46,431
Shares redeemed	(4,308)	(4,379)	(49,171)	(77,482)
Net increase (decrease)	6,521	23,058	$ 73,229	$ 410,180

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 48% of the total outstanding shares of the Fund.

14. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Capital Appreciation Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 4,640 shares of Class A of the Fund for 5,983 and 231 shares then outstanding of Class A and Class B (valued at $7.99 and $7.16, per share for Class A and Class B, respectively) of the Capital One Capital Appreciation Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Capital Appreciation Fund's net assets, including $702 of unrealized appreciation, were combined with the Fund's net assets of $1,060,685 for total net assets after the acquisition of $1,110,146.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGAI-USAN-0709
1.786791.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Growth & Income
Fund - Institutional Class

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.09%
Actual		$ 1,000.00	$ 1,063.90	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class T	1.35%
Actual		$ 1,000.00	$ 1,061.80	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.79
Class B	1.84%
Actual		$ 1,000.00	$ 1,059.20	$ 9.45
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Class C	1.84%
Actual		$ 1,000.00	$ 1,060.20	$ 9.45
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,065.40	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.5	4.6
Microsoft Corp.	2.6	2.5
Wal-Mart Stores, Inc.	2.4	3.1
Applied Materials, Inc.	2.0	1.7
JPMorgan Chase & Co.	2.0	1.8
Google, Inc. Class A (sub. vtg.)	2.0	1.0
Wells Fargo & Co.	1.9	1.6
Apple, Inc.	1.8	1.2
State Street Corp.	1.8	1.4
Goldman Sachs Group, Inc.	1.6	0.6
	21.6
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.6	17.1
Financials	16.7	16.9
Health Care	13.3	16.9
Energy	12.1	12.0
Consumer Discretionary	10.7	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks and Equity Futures 97.5%		Stocks 96.2%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 2.4%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	8.5%	** Foreign investments	7.8%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.8%
Johnson Controls, Inc.	267,309	$ 5,327
The Goodyear Tire & Rubber Co. (a)	419,700	4,806
		10,133
Automobiles - 0.6%
Ford Motor Co. (a)	715,400	4,114
Toyota Motor Corp. sponsored ADR	47,700	3,823
		7,937
Hotels, Restaurants & Leisure - 1.5%
Buffalo Wild Wings, Inc. (a)	79,389	2,818
Burger King Holdings, Inc.	218,200	3,613
Carnival Corp. unit	72,100	1,834
Darden Restaurants, Inc.	127,300	4,604
Marriott International, Inc. Class A	188,100	4,394
Sonic Corp. (a)	79,500	750
Starbucks Corp. (a)	190,250	2,738
		20,751
Household Durables - 1.2%
D.R. Horton, Inc.	81,700	752
Ethan Allen Interiors, Inc.	46,470	570
Mohawk Industries, Inc. (a)	64,300	2,461
Newell Rubbermaid, Inc.	200,500	2,308
Toll Brothers, Inc. (a)	396,900	7,374
Whirlpool Corp.	68,900	2,903
		16,368
Internet & Catalog Retail - 0.1%
Amazon.com, Inc.	17,900	1,396
Media - 1.9%
Comcast Corp. Class A (special) (non-vtg.)	449,100	5,838
Lamar Advertising Co. Class A (a)(d)	82,400	1,530
McGraw-Hill Companies, Inc.	85,200	2,564
Scripps Networks Interactive, Inc. Class A	36,100	1,001
The DIRECTV Group, Inc. (a)	154,900	3,485
The Walt Disney Co.	206,022	4,990
Time Warner, Inc.	240,533	5,633
		25,041
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.7%
Kohl's Corp. (a)	94,100	$ 3,996
Target Corp.	130,600	5,133
		9,129
Specialty Retail - 3.7%
Abercrombie & Fitch Co. Class A	28,400	855
Best Buy Co., Inc.	176,719	6,203
Lowe's Companies, Inc.	1,042,000	19,808
PetSmart, Inc.	18,522	377
Sherwin-Williams Co.	94,800	5,005
Staples, Inc.	481,998	9,857
Tiffany & Co., Inc.	109,800	3,115
TJX Companies, Inc.	147,200	4,344
Williams-Sonoma, Inc.	83,000	1,074
		50,638
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	56,955	3,065
TOTAL CONSUMER DISCRETIONARY		144,458
CONSUMER STAPLES - 6.9%
Beverages - 1.2%
Coca-Cola Enterprises, Inc.	77,100	1,284
Molson Coors Brewing Co. Class B	26,200	1,153
The Coca-Cola Co.	282,703	13,898
		16,335
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	302,419	9,012
Wal-Mart Stores, Inc.	660,975	32,877
		41,889
Food Products - 1.0%
Corn Products International, Inc.	69,700	1,841
Nestle SA:
(Reg.)	53,797	1,959
sponsored ADR	182,950	6,672
Ralcorp Holdings, Inc. (a)	51,500	2,949
		13,421
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.7%
Colgate-Palmolive Co.	140,945	$ 9,295
Procter & Gamble Co.	7,000	364
		9,659
Tobacco - 0.9%
Philip Morris International, Inc.	288,377	12,296
TOTAL CONSUMER STAPLES		93,600
ENERGY - 12.1%
Energy Equipment & Services - 3.1%
BJ Services Co.	700	11
Cameron International Corp. (a)	281,872	8,803
Halliburton Co.	166,000	3,806
Helmerich & Payne, Inc.	44,900	1,570
Nabors Industries Ltd. (a)	219,800	3,930
Schlumberger Ltd. (NY Shares)	262,000	14,994
Smith International, Inc.	120,900	3,529
Weatherford International Ltd. (a)	245,300	5,078
		41,721
Oil, Gas & Consumable Fuels - 9.0%
Apache Corp.	100,080	8,433
Chesapeake Energy Corp.	138,675	3,142
EOG Resources, Inc.	114,118	8,352
Exxon Mobil Corp.	674,302	46,768
Hess Corp.	117,000	7,791
Occidental Petroleum Corp.	206,600	13,865
Peabody Energy Corp.	109,783	3,730
Petrohawk Energy Corp. (a)	128,600	3,241
Plains Exploration & Production Co. (a)	117,290	3,317
Range Resources Corp.	184,700	8,461
Southwestern Energy Co. (a)	215,700	9,376
Ultra Petroleum Corp. (a)	140,700	6,371
		122,847
TOTAL ENERGY		164,568
FINANCIALS - 16.6%
Capital Markets - 5.8%
Ameriprise Financial, Inc.	106,759	3,224
Bank of New York Mellon Corp.	195,600	5,434
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	309,208	$ 5,442
Deutsche Bank AG (NY Shares)	69,400	4,692
Goldman Sachs Group, Inc.	147,900	21,382
Janus Capital Group, Inc.	434,783	4,409
Morgan Stanley	337,400	10,230
State Street Corp.	514,102	23,880
		78,693
Commercial Banks - 2.7%
KeyCorp	206,300	1,032
PNC Financial Services Group, Inc.	143,100	6,518
U.S. Bancorp, Delaware	138,411	2,657
Wells Fargo & Co.	1,040,259	26,527
		36,734
Consumer Finance - 0.4%
American Express Co.	38,900	967
Capital One Financial Corp.	75,800	1,853
Discover Financial Services	73,600	704
SLM Corp. (a)	398,900	2,637
		6,161
Diversified Financial Services - 3.6%
Bank of America Corp.	1,353,036	15,249
Citigroup, Inc. (d)	163,200	607
CME Group, Inc.	15,400	4,953
JPMorgan Chase & Co.	742,228	27,388
		48,197
Insurance - 3.8%
ACE Ltd.	289,100	12,718
AFLAC, Inc.	12,900	458
Berkshire Hathaway, Inc. Class A (a)	111	10,168
Everest Re Group Ltd.	67,100	4,645
Hartford Financial Services Group, Inc.	115,900	1,662
Lincoln National Corp.	157,500	2,985
MBIA, Inc. (a)(d)	143,000	922
MetLife, Inc.	248,500	7,828
PartnerRe Ltd.	54,550	3,560
Prudential Financial, Inc.	20,600	822
The Travelers Companies, Inc.	132,070	5,370
		51,138
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	38,700	$ 2,069
SL Green Realty Corp.	33,700	772
		2,841
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	176,100	1,286
TOTAL FINANCIALS		225,050
HEALTH CARE - 13.3%
Biotechnology - 2.9%
Amgen, Inc. (a)	232,263	11,599
Biogen Idec, Inc. (a)	24,100	1,248
Celgene Corp. (a)	75,016	3,169
Cephalon, Inc. (a)	77,700	4,531
Dendreon Corp. (a)(d)	56,500	1,281
Gilead Sciences, Inc. (a)	89,232	3,846
MannKind Corp. (a)(d)	57,800	380
Myriad Genetics, Inc. (a)	124,416	4,499
OSI Pharmaceuticals, Inc. (a)	69,644	2,354
PDL BioPharma, Inc.	406,975	2,828
Vertex Pharmaceuticals, Inc. (a)	127,000	3,786
		39,521
Health Care Equipment & Supplies - 2.5%
Alcon, Inc.	100	11
Baxter International, Inc.	264,358	13,532
C.R. Bard, Inc.	60,900	4,354
China Medical Technologies, Inc. sponsored ADR (d)	61,200	1,250
Covidien Ltd.	286,555	10,236
St. Jude Medical, Inc. (a)	83,377	3,253
Wright Medical Group, Inc. (a)	92,200	1,438
		34,074
Health Care Providers & Services - 2.6%
Express Scripts, Inc. (a)	74,700	4,785
Henry Schein, Inc. (a)	226,095	10,296
Medco Health Solutions, Inc. (a)	239,300	10,981
UnitedHealth Group, Inc.	323,000	8,592
		34,654
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	92,500	3,396
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 5.0%
Abbott Laboratories	342,150	$ 15,417
Allergan, Inc.	51,600	2,277
Bristol-Myers Squibb Co.	88,955	1,772
Johnson & Johnson	197,983	10,921
Merck & Co., Inc.	213,703	5,894
Pfizer, Inc.	1,169,100	17,759
Schering-Plough Corp.	254,451	6,209
Wyeth	173,120	7,766
		68,015
TOTAL HEALTH CARE		179,660
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.7%
DigitalGlobe, Inc. (a)	23,300	420
Honeywell International, Inc.	88,138	2,923
Lockheed Martin Corp.	72,553	6,068
United Technologies Corp.	266,600	14,026
		23,437
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	52,400	2,663
FedEx Corp.	55,500	3,076
		5,739
Airlines - 0.2%
Alaska Air Group, Inc. (a)	40,950	638
Delta Air Lines, Inc. (a)	113,477	659
UAL Corp. (a)	338,460	1,577
		2,874
Building Products - 0.1%
Masco Corp.	127,800	1,324
Electrical Equipment - 1.2%
Alstom SA	2,100	134
Evergreen Solar, Inc. (a)(d)	109,487	204
First Solar, Inc. (a)	10,300	1,957
Renewable Energy Corp. AS (a)(d)	133,700	1,465
Rockwell Automation, Inc.	113,100	3,471
Sunpower Corp. Class B (a)	97,158	2,499
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	95,200	$ 1,556
Vestas Wind Systems AS (a)	69,500	5,121
		16,407
Industrial Conglomerates - 1.6%
3M Co.	162,000	9,250
General Electric Co.	398,983	5,378
McDermott International, Inc. (a)	224,821	4,939
Textron, Inc.	138,700	1,595
		21,162
Machinery - 1.2%
Caterpillar, Inc.	18,100	642
Danaher Corp.	104,400	6,301
Eaton Corp.	26,900	1,170
Ingersoll-Rand Co. Ltd. Class A	163,900	3,316
Navistar International Corp. (a)	114,000	4,538
		15,967
Professional Services - 0.1%
Manpower, Inc.	39,450	1,677
Road & Rail - 1.3%
CSX Corp.	51,600	1,639
Landstar System, Inc.	158,955	6,040
Union Pacific Corp.	195,889	9,651
		17,330
Trading Companies & Distributors - 0.1%
Fastenal Co. (d)	38,600	1,282
TOTAL INDUSTRIALS		107,199
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 4.1%
Cisco Systems, Inc. (a)	1,132,500	20,951
Comverse Technology, Inc. (a)	377,635	2,681
Corning, Inc.	686,200	10,087
Infinera Corp. (a)	36,700	314
Juniper Networks, Inc. (a)	245,255	6,065
QUALCOMM, Inc.	285,020	12,424
Research In Motion Ltd. (a)	25,200	1,982
Tellabs, Inc. (a)	172,500	957
		55,461
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.9%
Apple, Inc. (a)	178,736	$ 24,274
Hewlett-Packard Co.	529,250	18,180
International Business Machines Corp.	102,400	10,883
		53,337
Internet Software & Services - 2.6%
eBay, Inc. (a)	129,450	2,281
Google, Inc. Class A (sub. vtg.) (a)	64,659	26,978
Move, Inc. (a)	1,092,673	2,295
Yahoo!, Inc. (a)	189,100	2,995
		34,549
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	97,700	2,461
Paychex, Inc.	136,400	3,733
The Western Union Co.	124,800	2,200
Visa, Inc.	104,500	7,076
		15,470
Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials, Inc.	2,449,882	27,586
ARM Holdings PLC sponsored ADR	319,500	1,681
ASML Holding NV (NY Shares)	147,300	3,049
Broadcom Corp. Class A (a)	75,000	1,911
Intel Corp.	481,900	7,575
Lam Research Corp. (a)	306,600	8,030
MEMC Electronic Materials, Inc. (a)	232,400	4,483
Micron Technology, Inc. (a)	408,200	2,065
Samsung Electronics Co. Ltd.	1,070	477
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	177,500	1,942
Texas Instruments, Inc.	302,277	5,864
		64,663
Software - 5.1%
Adobe Systems, Inc. (a)	83,581	2,355
Autonomy Corp. PLC (a)	63,900	1,601
BMC Software, Inc. (a)	80,000	2,728
Electronic Arts, Inc. (a)	77,200	1,775
Microsoft Corp.	1,670,553	34,898
Oracle Corp.	975,669	19,113
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Quest Software, Inc. (a)	344,538	$ 4,451
Ubisoft Entertainment SA (a)	82,300	1,684
		68,605
TOTAL INFORMATION TECHNOLOGY		292,085
MATERIALS - 3.9%
Chemicals - 2.4%
Airgas, Inc.	100,100	4,230
Albemarle Corp.	139,600	3,940
Ashland, Inc.	118,600	3,178
Dow Chemical Co.	193,000	3,412
E.I. du Pont de Nemours & Co.	179,600	5,113
Ecolab, Inc.	91,954	3,434
FMC Corp.	41,172	2,238
Monsanto Co.	44,153	3,627
Praxair, Inc.	2,200	161
The Mosaic Co.	55,400	3,030
		32,363
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	80,518	1,892
Metals & Mining - 1.4%
ArcelorMittal SA (NY Shares) Class A	100,100	3,321
Barrick Gold Corp.	173,100	6,559
Freeport-McMoRan Copper & Gold, Inc. Class B	111,100	6,047
Nucor Corp.	54,100	2,376
		18,303
TOTAL MATERIALS		52,558
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	42,198	1,046
Verizon Communications, Inc.	435,722	12,749
		13,795
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	163,686	$ 5,217
Sprint Nextel Corp. (a)	974,600	5,019
		10,236
TOTAL TELECOMMUNICATION SERVICES		24,031
UTILITIES - 0.8%
Electric Utilities - 0.8%
Exelon Corp.	224,300	10,769
TOTAL COMMON STOCKS (Cost $1,272,273)		1,293,978
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series A, 8.00% (Cost $1,200)	1,200	629
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.17% 6/18/09 to 8/6/09 (e) (Cost $3,000)	$ 3,000	3,000
Money Market Funds - 5.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	59,188,534	$ 59,189
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	9,052,512	9,053
TOTAL MONEY MARKET FUNDS (Cost $68,242)		68,242
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,344,715)		1,365,849
NET OTHER ASSETS - (0.9)%		(12,068)
NET ASSETS - 100%		$ 1,353,781
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
558 CME E-mini S&P 500 Index Contracts	June 2009	$ 25,615	$ 4,561

The face value of futures purchased as a percentage of net assets - 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,000,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 284
Fidelity Securities Lending Cash Central Fund	458
Total	$ 742
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,365,849	$ 1,349,779	$ 16,070	$ -
Other Financial Instruments*	$ 4,561	$ 4,561	$ -	$ -
*Other financial instruments include Futures Contracts.
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 4,561	$ -
Total Value of Derivatives	$ 4,561	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At November 30, 2008, the fund had a capital loss carryforward of approximately $216,628,000 of which $1,608,000 and $215,020,000 will expire on November 30, 2015 and 2016, respectively. The capital loss carryforward expiring November 30, 2015 and $11,815,000 of the capital loss carryforward expiring 2016 were acquired from Capital One Appreciation Fund. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $67,724,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,001) - See accompanying schedule: Unaffiliated issuers (cost $1,276,473)	$ 1,297,607
Fidelity Central Funds (cost $68,242)	68,242
Total Investments (cost $1,344,715)		$ 1,365,849
Receivable for investments sold		11,759
Receivable for fund shares sold		723
Dividends receivable		2,782
Distributions receivable from Fidelity Central Funds		183
Receivable for daily variation on futures contracts		363
Prepaid expenses		9
Total assets		1,381,668

Liabilities
Payable to custodian bank	$ 383
Payable for investments purchased	16,238
Payable for fund shares redeemed	1,118
Accrued management fee	513
Distribution fees payable	196
Other affiliated payables	353
Other payables and accrued expenses	33
Collateral on securities loaned, at value	9,053
Total liabilities		27,887

Net Assets		$ 1,353,781
Net Assets consist of:
Paid in capital		$ 1,861,324
Undistributed net investment income		5,104
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(538,343)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,696
Net Assets		$ 1,353,781

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($230,470 ÷ 18,304.4 shares)	$ 12.59

Maximum offering price per share (100/94.25 of $12.59)	$ 13.36
Class T: Net Asset Value and redemption price per share ($194,736 ÷ 15,475.9 shares)	$ 12.58

Maximum offering price per share (100/96.50 of $12.58)	$ 13.04
Class B: Net Asset Value and offering price per share ($27,347 ÷ 2,246.4 shares)A	$ 12.17

Class C: Net Asset Value and offering price per share ($57,389 ÷ 4,719.8 shares)A	$ 12.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($843,839 ÷ 66,542.5 shares)	$ 12.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 11,715
Interest		8
Income from Fidelity Central Funds		742
Total income		12,465

Expenses
Management fee	$ 2,825
Transfer agent fees	1,805
Distribution fees	1,135
Accounting and security lending fees	210
Custodian fees and expenses	24
Independent trustees' compensation	5
Registration fees	35
Audit	30
Legal	3
Miscellaneous	13
Total expenses before reductions	6,085
Expense reductions	(5)	6,080
Net investment income (loss)		6,385
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(169,232)
Foreign currency transactions	11
Futures contracts	(3,144)
Total net realized gain (loss)		(172,365)
Change in net unrealized appreciation (depreciation) on: Investment securities	244,722
Assets and liabilities in foreign currencies	5
Futures contracts	4,561
Total change in net unrealized appreciation (depreciation)		249,288
Net gain (loss)		76,923
Net increase (decrease) in net assets resulting from operations		$ 83,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,385	$ 12,016
Net realized gain (loss)	(172,365)	(343,935)
Change in net unrealized appreciation (depreciation)	249,288	(479,117)
Net increase (decrease) in net assets resulting from operations	83,308	(811,036)
Distributions to shareholders from net investment income	(13,218)	(7,345)
Distributions to shareholders from net realized gain	-	(88,912)
Total distributions	(13,218)	(96,257)
Share transactions - net increase (decrease)	36,904	386,639
Total increase (decrease) in net assets	106,994	(520,654)

Net Assets
Beginning of period	1,246,787	1,767,441
End of period (including undistributed net investment income of $5,104 and undistributed net investment income of $11,939, respectively)	$ 1,353,781	$ 1,246,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 21.84	$ 19.98	$ 17.94	$ 16.41	$ 15.42
Income from Investment Operations
Net investment income (loss) E	.06	.12	.10	.09	.10	.15 H
Net realized and unrealized gain (loss)	.69	(8.82)	2.28	2.03	1.60	.91
Total from investment operations	.75	(8.70)	2.38	2.12	1.70	1.06
Distributions from net investment income	(.12)	(.09)	(.07)	(.08)	(.17)	(.07)
Distributions from net realized gain	-	(1.10)	(.45)	-	-	-
Total distributions	(.12)	(1.18) K	(.52)	(.08)	(.17)	(.07)
Net asset value, end of period	$ 12.59	$ 11.96	$ 21.84	$ 19.98	$ 17.94	$ 16.41
Total Return B,C,D	6.39%	(42.07)%	12.21%	11.83%	10.45%	6.86%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09% A	1.06%	1.04%	1.07%	1.10%	1.10%
Expenses net of fee waivers, if any	1.09% A	1.06%	1.04%	1.07%	1.10%	1.10%
Expenses net of all reductions	1.09% A	1.06%	1.04%	1.06%	1.05%	1.09%
Net investment income (loss)	.97% A	.67%	.47%	.49%	.59%	.92%
Supplemental Data
Net assets, end of period (in millions)	$ 230	$ 228	$ 309	$ 256	$ 182	$ 160
Portfolio turnover rate G	156% A	124% J	88%	109%	187%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Total distributions of $1.183 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 21.70	$ 19.85	$ 17.80	$ 16.26	$ 15.29
Income from Investment Operations
Net investment income (loss) E	.04	.08	.05	.05	.06	.11 H
Net realized and unrealized gain (loss)	.69	(8.76)	2.26	2.02	1.60	.90
Total from investment operations	.73	(8.68)	2.31	2.07	1.66	1.01
Distributions from net investment income	(.05)	(.02)	(.01)	(.02)	(.12)	(.04)
Distributions from net realized gain	-	(1.10)	(.45)	-	-	-
Total distributions	(.05)	(1.12) K	(.46)	(.02)	(.12)	(.04)
Net asset value, end of period	$ 12.58	$ 11.90	$ 21.70	$ 19.85	$ 17.80	$ 16.26
Total Return B,C,D	6.18%	(42.16)%	11.88%	11.62%	10.27%	6.58%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35% A	1.28%	1.26%	1.28%	1.32%	1.32%
Expenses net of fee waivers, if any	1.35% A	1.28%	1.26%	1.28%	1.32%	1.32%
Expenses net of all reductions	1.34% A	1.28%	1.25%	1.27%	1.27%	1.32%
Net investment income (loss)	.72% A	.45%	.26%	.28%	.37%	.69%
Supplemental Data
Net assets, end of period (in millions)	$ 195	$ 204	$ 440	$ 505	$ 607	$ 792
Portfolio turnover rate G	156% A	124% J	88%	109%	187%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Total distributions of $1.118 per share is comprised of distributions from net investment income of $.020 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 21.02	$ 19.18	$ 17.28	$ 15.78	$ 14.88
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.06)	(.05)	(.03)	.02 H
Net realized and unrealized gain (loss)	.67	(8.48)	2.20	1.95	1.55	.88
Total from investment operations	.68	(8.49)	2.14	1.90	1.52	.90
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	-	(1.04)	(.30)	-	-	-
Total distributions	-	(1.04) K	(.30)	-	(.02)	-
Net asset value, end of period	$ 12.17	$ 11.49	$ 21.02	$ 19.18	$ 17.28	$ 15.78
Total Return B,C,D	5.92%	(42.48)%	11.30%	11.00%	9.64%	6.05%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84% A	1.81%	1.81%	1.85%	1.87%	1.88%
Expenses net of fee waivers, if any	1.84% A	1.81%	1.81%	1.85%	1.87%	1.88%
Expenses net of all reductions	1.84% A	1.81%	1.81%	1.84%	1.83%	1.87%
Net investment income (loss)	.22% A	(.08)%	(.30)%	(.29)%	(.19)%	.14%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 31	$ 84	$ 140	$ 231	$ 322
Portfolio turnover rate G	156% A	124% J	88%	109%	187%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Total distributions of $1.035 per share is comprised of distributions from net realized gain of $1.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 20.99	$ 19.21	$ 17.30	$ 15.81	$ 14.90
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.05)	(.04)	(.02)	.03 H
Net realized and unrealized gain (loss)	.68	(8.47)	2.20	1.95	1.54	.88
Total from investment operations	.69	(8.48)	2.15	1.91	1.52	.91
Distributions from net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	-	(1.04)	(.37)	-	-	-
Total distributions	-	(1.04) K	(.37)	-	(.03)	-
Net asset value, end of period	$ 12.16	$ 11.47	$ 20.99	$ 19.21	$ 17.30	$ 15.81
Total Return B,C,D	6.02%	(42.49)%	11.38%	11.04%	9.63%	6.11%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84% A	1.79%	1.77%	1.80%	1.84%	1.83%
Expenses net of fee waivers, if any	1.84% A	1.79%	1.77%	1.80%	1.84%	1.83%
Expenses net of all reductions	1.84% A	1.78%	1.76%	1.78%	1.79%	1.83%
Net investment income (loss)	.22% A	(.05)%	(.25)%	(.23)%	(.15)%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 57	$ 59	$ 121	$ 123	$ 136	$ 174
Portfolio turnover rate G	156% A	124% J	88%	109%	187%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Total distributions of $1.035 per share is comprised of distributions from net realized gain of $1.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 22.03	$ 20.15	$ 18.09	$ 16.54	$ 15.55
Income from Investment Operations
Net investment income (loss) D	.07	.18	.17	.16	.16	.20 G
Net realized and unrealized gain (loss)	.71	(8.89)	2.29	2.04	1.62	.92
Total from investment operations	.78	(8.71)	2.46	2.20	1.78	1.12
Distributions from net investment income	(.17)	(.15)	(.13)	(.14)	(.23)	(.13)
Distributions from net realized gain	-	(1.10)	(.45)	-	-	-
Total distributions	(.17)	(1.25) J	(.58)	(.14)	(.23)	(.13)
Net asset value, end of period	$ 12.68	$ 12.07	$ 22.03	$ 20.15	$ 18.09	$ 16.54
Total Return B,C	6.54%	(41.88)%	12.53%	12.22%	10.89%	7.21%
Ratios to Average Net Assets E,H
Expenses before reductions	.80% A	.74%	.72%	.73%	.74%	.78%
Expenses net of fee waivers, if any	.80% A	.74%	.72%	.73%	.74%	.78%
Expenses net of all reductions	.80% A	.73%	.72%	.72%	.69%	.77%
Net investment income (loss)	1.26% A	1.00%	.79%	.83%	.94%	1.24%
Supplemental Data
Net assets, end of period (in millions)	$ 844	$ 725	$ 814	$ 537	$ 476	$ 381
Portfolio turnover rate F	156% A	124% I	88%	109%	187%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Total distributions of $1.252 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 114,816
Unrealized depreciation	(167,223)
Net unrealized appreciation (depreciation)	$ (52,407)
Cost for federal income tax purposes	$ 1,418,256

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (3,144)	$ 4,561
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (3,144)	$ 4,561

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(3,144) for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $4,561 for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $915,249 and $890,778, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 264	$ 3
Class T	.25%	.25%	462	2
Class B	.75%	.25%	136	102
Class C	.75%	.25%	273	8
			$ 1,135	$ 115

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	8
Class B*	29
Class C*	1
$ 49

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 341.32
Class T	300.33
Class B	44.32
Class C	87.32
Institutional Class	1,033.28
	$ 1,805

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

9. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $458.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 2,328	$ 1,208
Class T	867	402
Institutional Class	10,023	5,735
Total	$ 13,218	$ 7,345
From net realized gain
Class A	$ -	$ 15,661
Class T	-	22,116
Class B	-	4,058
Class C	-	5,957
Institutional Class	-	41,120
Total	$ -	$ 88,912

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	1,859	3,687	$ 21,209	$ 66,710
Issued in exchange for shares of Capital One Capital Appreciation Fund	-	4,640	-	48,759
Reinvestment of distributions	156	747	1,807	15,334
Shares redeemed	(2,755)	(4,165)	(30,904)	(72,103)
Net increase (decrease)	(740)	4,909	$ (7,888)	$ 58,700
Class T
Shares sold	932	2,026	$ 10,543	$ 35,908
Reinvestment of distributions	71	1,054	822	21,562
Shares redeemed	(2,659)	(6,209)	(29,898)	(109,469)
Net increase (decrease)	(1,656)	(3,129)	$ (18,533)	$ (51,999)
Class B
Shares sold	146	288	$ 1,600	$ 4,960
Reinvestment of distributions	-	184	-	3,659
Shares redeemed	(624)	(1,721)	(6,749)	(29,818)
Net increase (decrease)	(478)	(1,249)	$ (5,149)	$ (21,199)
Class C
Shares sold	322	504	$ 3,555	$ 8,441
Reinvestment of distributions	-	258	-	5,118
Shares redeemed	(770)	(1,367)	(8,310)	(22,602)
Net increase (decrease)	(448)	(605)	$ (4,755)	$ (9,043)
Institutional Class
Shares sold	9,971	25,189	$ 112,418	$ 441,231
Reinvestment of distributions	858	2,248	9,982	46,431
Shares redeemed	(4,308)	(4,379)	(49,171)	(77,482)
Net increase (decrease)	6,521	23,058	$ 73,229	$ 410,180
Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 48% of the total outstanding shares of the Fund.

14. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Capital Appreciation Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 4,640 shares of Class A of the Fund for 5,983 and 231 shares then outstanding of Class A and Class B (valued at $7.99 and $7.16, per share for Class A and Class B, respectively) of the Capital One Capital Appreciation Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Capital Appreciation Fund's net assets, including $702 of unrealized appreciation, were combined with the Fund's net assets of $1,060,685 for total net assets after the acquisition of $1,110,146.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGAII-USAN-0709
1.786792.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Growth Opportunities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	.73%
Actual		$ 1,000.00	$ 1,164.40	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,021.29	$ 3.68
Class T	.98%
Actual		$ 1,000.00	$ 1,162.70	$ 5.28
Hypothetical A		$ 1,000.00	$ 1,020.04	$ 4.94
Class B	1.48%
Actual		$ 1,000.00	$ 1,160.00	$ 7.97
Hypothetical A		$ 1,000.00	$ 1,017.55	$ 7.44
Class C	1.48%
Actual		$ 1,000.00	$ 1,159.70	$ 7.97
Hypothetical A		$ 1,000.00	$ 1,017.55	$ 7.44
Institutional Class	.41%
Actual		$ 1,000.00	$ 1,166.20	$ 2.21
Hypothetical A		$ 1,000.00	$ 1,022.89	$ 2.07

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.3	12.4
Apple, Inc.	3.8	4.6
QUALCOMM, Inc.	2.5	3.5
Visa, Inc.	2.2	4.3
Cisco Systems, Inc.	1.7	0.0
Southwestern Energy Co.	1.7	6.1
Sprint Nextel Corp.	1.7	0.0
Las Vegas Sands Corp. unit	1.6	1.1
Monsanto Co.	1.6	4.8
Wal-Mart Stores, Inc.	1.6	0.0
	22.7
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.0	44.6
Consumer Discretionary	11.8	4.1
Energy	11.8	26.3
Health Care	11.4	1.8
Consumer Staples	8.7	0.6
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 99.2%		Stocks 97.1%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	7.7%	** Foreign investments	17.4%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.4%
Johnson Controls, Inc.	230,100	$ 4,586
Hotels, Restaurants & Leisure - 4.6%
Buffalo Wild Wings, Inc. (a)	59,500	2,112
Las Vegas Sands Corp. unit	119,400	19,924
McDonald's Corp.	172,900	10,199
Starbucks Corp. (a)	978,300	14,078
Starwood Hotels & Resorts Worldwide, Inc.	321,900	7,877
The Cheesecake Factory, Inc. (a)	85,800	1,468
		55,658
Internet & Catalog Retail - 1.3%
Amazon.com, Inc.	201,500	15,715
Media - 1.2%
Comcast Corp. Class A	75,000	1,033
DreamWorks Animation SKG, Inc. Class A (a)	33,300	928
The DIRECTV Group, Inc. (a)	284,800	6,408
The Walt Disney Co.	266,100	6,445
		14,814
Multiline Retail - 0.8%
Macy's, Inc.	85,500	999
Target Corp.	229,600	9,023
		10,022
Specialty Retail - 2.6%
Bed Bath & Beyond, Inc. (a)	78,000	2,193
Best Buy Co., Inc.	509,100	17,869
Home Depot, Inc.	185,700	4,301
Staples, Inc.	370,600	7,579
		31,942
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	100,500	2,640
Lululemon Athletica, Inc. (a)(d)	450,600	5,691
NIKE, Inc. Class B	52,800	3,012
		11,343
TOTAL CONSUMER DISCRETIONARY		144,080
CONSUMER STAPLES - 8.7%
Beverages - 2.0%
Anheuser-Busch InBev NV	56,800	2,004
Dr Pepper Snapple Group, Inc. (a)	194,300	4,222
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	158,900	$ 8,271
The Coca-Cola Co.	202,400	9,950
		24,447
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	81,900	3,974
Wal-Mart Stores, Inc.	380,900	18,946
Walgreen Co.	168,000	5,005
		27,925
Food Products - 1.9%
Green Mountain Coffee Roasters, Inc. (a)(d)	154,600	12,904
Smithfield Foods, Inc. (a)(d)	371,300	4,615
Tyson Foods, Inc. Class A	472,400	6,292
		23,811
Household Products - 0.6%
Procter & Gamble Co.	131,500	6,830
Personal Products - 0.5%
Avon Products, Inc.	257,042	6,827
Tobacco - 1.4%
Philip Morris International, Inc.	393,700	16,787
TOTAL CONSUMER STAPLES		106,627
ENERGY - 11.8%
Energy Equipment & Services - 1.8%
FMC Technologies, Inc. (a)	65,270	2,717
National Oilwell Varco, Inc. (a)	314,188	12,134
Schlumberger Ltd. (NY Shares)	52,100	2,982
Transocean Ltd. (a)	55,586	4,418
		22,251
Oil, Gas & Consumable Fuels - 10.0%
Chesapeake Energy Corp.	700,164	15,866
EOG Resources, Inc.	35,900	2,628
EXCO Resources, Inc. (a)	330,300	5,083
Exxon Mobil Corp.	53,200	3,689
Hess Corp.	149,600	9,962
Occidental Petroleum Corp.	166,000	11,140
Peabody Energy Corp.	240,849	8,184
Petrohawk Energy Corp. (a)	737,200	18,577
Petroleo Brasileiro SA - Petrobras sponsored ADR	287,900	12,676
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	91,329	$ 4,184
SandRidge Energy, Inc. (a)	201,200	2,191
Southwestern Energy Co. (a)	473,393	20,578
Ultra Petroleum Corp. (a)	79,300	3,591
XTO Energy, Inc.	69,400	2,968
		121,317
TOTAL ENERGY		143,568
FINANCIALS - 7.8%
Capital Markets - 3.1%
Charles Schwab Corp.	334,200	5,882
Goldman Sachs Group, Inc.	79,191	11,449
Greenhill & Co., Inc. (d)	58,746	4,318
Knight Capital Group, Inc. Class A (a)	142,300	2,449
Lazard Ltd. Class A	209,900	5,936
Morgan Stanley	165,100	5,006
Northern Trust Corp.	45,800	2,640
		37,680
Commercial Banks - 2.0%
Signature Bank, New York (a)	139,500	3,773
TCF Financial Corp.	161,400	2,318
U.S. Bancorp, Delaware	355,900	6,833
Wells Fargo & Co.	453,000	11,552
		24,476
Consumer Finance - 0.3%
Discover Financial Services	381,033	3,643
Diversified Financial Services - 2.3%
Bank of America Corp.	148,800	1,677
BM&F BOVESPA SA	2,425,858	13,913
CME Group, Inc.	14,600	4,696
JPMorgan Chase & Co.	212,300	7,834
		28,120
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	24,670	1,319
TOTAL FINANCIALS		95,238
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.4%
Biotechnology - 6.5%
Alexion Pharmaceuticals, Inc. (a)	147,200	$ 5,373
Biogen Idec, Inc. (a)	52,000	2,693
Celgene Corp. (a)	186,535	7,879
Cephalon, Inc. (a)	18,900	1,102
Cepheid, Inc. (a)	449,300	4,538
Dendreon Corp. (a)	55,800	1,265
Gilead Sciences, Inc. (a)	181,948	7,842
ImmunoGen, Inc. (a)	383,800	3,182
InterMune, Inc. (a)(d)	551,900	6,523
Isis Pharmaceuticals, Inc. (a)	899,400	12,412
Myriad Genetics, Inc. (a)	48,000	1,736
NeurogesX, Inc. (a)	291,100	1,572
Rigel Pharmaceuticals, Inc. (a)	348,900	2,910
Seattle Genetics, Inc. (a)	1,242,310	11,417
Transition Therapeutics, Inc. (a)	8,600	35
Vertex Pharmaceuticals, Inc. (a)	295,600	8,812
		79,291
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	29,000	1,485
Medtronic, Inc.	73,100	2,511
Thoratec Corp. (a)	244,600	6,135
		10,131
Health Care Providers & Services - 0.9%
Express Scripts, Inc. (a)	67,400	4,317
Medco Health Solutions, Inc. (a)	77,200	3,543
UnitedHealth Group, Inc.	119,300	3,173
		11,033
Life Sciences Tools & Services - 0.4%
Exelixis, Inc. (a)	500,300	2,777
Illumina, Inc. (a)	42,100	1,545
		4,322
Pharmaceuticals - 2.8%
Abbott Laboratories	190,800	8,597
Allergan, Inc.	172,400	7,608
Elan Corp. PLC sponsored ADR (a)	760,500	5,308
Johnson & Johnson	51,300	2,830
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	193,000	$ 5,323
Teva Pharmaceutical Industries Ltd. sponsored ADR	105,100	4,872
		34,538
TOTAL HEALTH CARE		139,315
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	161,300	5,349
ITT Corp.	46,100	1,898
The Boeing Co.	249,900	11,208
		18,455
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	172,300	8,811
Construction & Engineering - 0.3%
Fluor Corp.	44,400	2,086
Quanta Services, Inc. (a)	81,559	1,860
		3,946
Electrical Equipment - 0.2%
American Superconductor Corp. (a)(d)	72,600	2,024
Industrial Conglomerates - 1.1%
3M Co.	170,200	9,718
General Electric Co.	259,100	3,493
		13,211
Machinery - 1.5%
Caterpillar, Inc.	228,900	8,117
Danaher Corp.	98,700	5,957
Deere & Co.	106,000	4,608
		18,682
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	100,100	7,251
Union Pacific Corp.	166,600	8,208
		15,459
TOTAL INDUSTRIALS		80,588
INFORMATION TECHNOLOGY - 34.0%
Communications Equipment - 5.9%
Cisco Systems, Inc. (a)	1,121,500	20,748
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Corning, Inc.	273,400	$ 4,019
Infinera Corp. (a)	122,581	1,049
Juniper Networks, Inc. (a)	164,300	4,063
Palm, Inc. (a)	355,693	4,339
QUALCOMM, Inc.	694,305	30,265
Research In Motion Ltd. (a)	87,090	6,849
		71,332
Computers & Peripherals - 6.6%
Apple, Inc. (a)	339,758	46,143
Hewlett-Packard Co.	471,000	16,179
International Business Machines Corp.	127,800	13,583
NetApp, Inc. (a)	202,600	3,951
Synaptics, Inc. (a)	30,769	1,081
		80,937
Internet Software & Services - 4.6%
eBay, Inc. (a)	141,900	2,500
Google, Inc. Class A (sub. vtg.) (a)	126,608	52,822
OpenTable, Inc.	30,800	877
		56,199
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	209,716	5,283
MasterCard, Inc. Class A	31,000	5,466
The Western Union Co.	81,400	1,435
VeriFone Holdings, Inc. (a)	255,100	1,946
Visa, Inc.	400,700	27,131
		41,261
Semiconductors & Semiconductor Equipment - 6.7%
Analog Devices, Inc.	112,100	2,736
Applied Materials, Inc.	622,000	7,004
Atheros Communications, Inc. (a)	181,900	3,049
Broadcom Corp. Class A (a)	245,600	6,258
Cree, Inc. (a)(d)	572,700	17,427
Intel Corp.	1,113,500	17,504
International Rectifier Corp. (a)	278,000	4,023
NVIDIA Corp. (a)	710,200	7,407
Power Integrations, Inc.	141,900	3,130
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	659,732	7,217
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Texas Instruments, Inc.	196,700	$ 3,816
Xilinx, Inc.	95,500	1,981
		81,552
Software - 6.8%
ArcSight, Inc. (a)	286,100	4,609
Changyou.com Ltd. (A Shares) ADR	2,400	79
Electronic Arts, Inc. (a)	134,700	3,097
Microsoft Corp.	804,600	16,808
Nintendo Co. Ltd.	59,800	16,113
Oracle Corp.	570,100	11,168
Red Hat, Inc. (a)	333,400	6,651
Rosetta Stone, Inc.	45,600	1,099
Salesforce.com, Inc. (a)	354,600	13,457
SuccessFactors, Inc. (a)(d)	428,600	3,360
Sybase, Inc. (a)	110,100	3,582
TiVo, Inc. (a)	476,800	3,338
		83,361
TOTAL INFORMATION TECHNOLOGY		414,642
MATERIALS - 3.8%
Chemicals - 1.8%
Monsanto Co.	232,900	19,133
The Mosaic Co.	41,000	2,243
		21,376
Metals & Mining - 2.0%
ArcelorMittal SA (NY Shares) Class A	123,200	4,088
Barrick Gold Corp.	73,900	2,800
Freeport-McMoRan Copper & Gold, Inc. Class B	250,500	13,635
Nucor Corp.	93,700	4,114
		24,637
TOTAL MATERIALS		46,013
TELECOMMUNICATION SERVICES - 2.9%
Wireless Telecommunication Services - 2.9%
American Tower Corp. Class A (a)	60,300	1,922
Bharti Airtel Ltd. (a)	161,391	2,836
Leap Wireless International, Inc. (a)	125,200	4,694
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MetroPCS Communications, Inc. (a)	310,900	$ 5,326
Sprint Nextel Corp. (a)	3,947,900	20,332
		35,110
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	90,200	4,331
TOTAL COMMON STOCKS (Cost $1,248,415)		1,209,512
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.53% (b)	9,950,949	9,951
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	45,784,254	45,784
TOTAL MONEY MARKET FUNDS (Cost $55,735)		55,735
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $1,304,150)		1,265,247
NET OTHER ASSETS - (3.8)%		(46,536)
NET ASSETS - 100%		$ 1,218,711
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 94
Fidelity Securities Lending Cash Central Fund	493
Total	$ 587
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,265,247	$ 1,224,370	$ 40,877	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 12,960
Total Realized Gain (Loss)	(193)
Total Unrealized Gain (Loss)	7,984
Cost of Purchases	-
Proceeds of Sales	(827)
Amortization/Accretion	-
Transfer in/out of Level 3	(19,924)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At November 30, 2008, the Fund had a capital loss carryforward of approximately $404,132,000 of which $121,412,000 and $282,720,000 will expire on November 30, 2010 and 2016, respectively.
The Fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $67,248,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $45,429) - See accompanying schedule: Unaffiliated issuers (cost $1,248,415)	$ 1,209,512
Fidelity Central Funds (cost $55,735)	55,735
Total Investments (cost $1,304,150)		$ 1,265,247
Cash		22
Receivable for investments sold		4,057
Receivable for fund shares sold		536
Dividends receivable		2,219
Distributions receivable from Fidelity Central Funds		89
Prepaid expenses		9
Other receivables		127
Total assets		1,272,306

Liabilities
Payable for investments purchased	$ 4,909
Payable for fund shares redeemed	1,746
Accrued management fee	158
Distribution fees payable	464
Other affiliated payables	359
Other payables and accrued expenses	175
Collateral on securities loaned, at value	45,784
Total liabilities		53,595

Net Assets		$ 1,218,711
Net Assets consist of:
Paid in capital		$ 2,145,271
Undistributed net investment income		2,526
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(890,200)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(38,886)
Net Assets		$ 1,218,711

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($207,949 ÷ 9,441.1 shares)	$ 22.03

Maximum offering price per share (100/94.25 of $22.03)	$ 23.37
Class T: Net Asset Value and redemption price per share ($935,396 ÷ 42,079.4 shares)	$ 22.23

Maximum offering price per share (100/96.50 of $22.23)	$ 23.04
Class B: Net Asset Value and offering price per share ($19,937 ÷ 948.2 shares)A	$ 21.03

Class C: Net Asset Value and offering price per share ($32,101 ÷ 1,519.3 shares)A	$ 21.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,328 ÷ 1,029.4 shares)	$ 22.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)
Investment Income
Dividends		$ 7,262
Income from Fidelity Central Funds (including $493 from security lending)		587
Total income		7,849

Expenses
Management fee Basic fee	$ 3,114
Performance adjustment	(2,560)
Transfer agent fees	1,755
Distribution fees	2,563
Accounting and security lending fees	198
Custodian fees and expenses	36
Independent trustees' compensation	4
Registration fees	38
Audit	31
Legal	5
Miscellaneous	15
Total expenses before reductions	5,199
Expense reductions	(18)	5,181
Net investment income (loss)		2,668
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(407,778)
Foreign currency transactions	149
Total net realized gain (loss)		(407,629)
Change in net unrealized appreciation (depreciation) on: Investment securities	574,441
Assets and liabilities in foreign currencies	(129)
Total change in net unrealized appreciation (depreciation)		574,312
Net gain (loss)		166,683
Net increase (decrease) in net assets resulting from operations		$ 169,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,668	$ (4,603)
Net realized gain (loss)	(407,629)	(361,149)
Change in net unrealized appreciation (depreciation)	574,312	(1,155,584)
Net increase (decrease) in net assets resulting from operations	169,351	(1,521,336)
Share transactions - net increase (decrease)	(99,526)	(336,784)
Total increase (decrease) in net assets	69,825	(1,858,120)

Net Assets
Beginning of period	1,148,886	3,007,006
End of period (including undistributed net investment income of $2,526 and accumulated net investment loss of $142, respectively)	$ 1,218,711	$ 1,148,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.92	$ 41.72	$ 35.07	$ 32.68	$ 29.33	$ 27.09
Income from Investment Operations
Net investment income (loss)E	.07	(.02)	(.20)	(.07)H	.08	.12I
Net realized and unrealized gain (loss)	3.04	(22.78)	6.85	2.55	3.45	2.20
Total from investment operations	3.11	(22.80)	6.65	2.48	3.53	2.32
Distributions from net investment income	-	-	-	(.09)	(.18)	(.08)
Net asset value, end of period	$ 22.03	$ 18.92	$ 41.72	$ 35.07	$ 32.68	$ 29.33
Total ReturnB, C, D	16.44%	(54.65)%	18.96%	7.60%	12.10%	8.59%
Ratios to Average Net AssetsF, J
Expenses before reductions	.73% A	1.08%	1.11%	.98%	1.12%	1.15%
Expenses net of fee waivers, if any	.73% A	1.08%	1.11%	.98%	1.12%	1.15%
Expenses net of all reductions	.73% A	1.08%	1.10%	.97%	1.07%	1.13%
Net investment income (loss)	.70% A	(.05)%	(.53)%	(.21)%H	.25%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 208	$ 192	$ 475	$ 415	$ 365	$ 270
Portfolio turnover rate G	188% A	126%	97%	121%	110%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.40)%.

I Investment income per share reflects a special dividend which amounted to $.08 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 19.12	$ 42.24	$ 35.57	$ 33.11	$ 29.67	$ 27.40
Income from Investment Operations
Net investment income (loss) E	.04	(.08)	(.27)	(.12) H	.04	.09 I
Net realized and unrealized gain (loss)	3.07	(23.04)	6.94	2.59	3.49	2.22
Total from investment operations	3.11	(23.12)	6.67	2.47	3.53	2.31
Distributions from net investment income	-	-	-	(.01)	(.09)	(.04)
Net asset value, end of period	$ 22.23	$ 19.12	$ 42.24	$ 35.57	$ 33.11	$ 29.67
Total Return B, C, D	16.27%	(54.73)%	18.75%	7.45%	11.93%	8.44%
Ratios to Average Net Assets F, J
Expenses before reductions	.98% A	1.27%	1.28%	1.14%	1.25%	1.29%
Expenses net of fee waivers, if any	.98% A	1.27%	1.28%	1.14%	1.25%	1.29%
Expenses net of all reductions	.98% A	1.26%	1.27%	1.13%	1.20%	1.26%
Net investment income (loss)	.45% A	(.24)%	(.70)%	(.36)%H	.12%	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 935	$ 876	$ 2,234	$ 2,286	$ 3,132	$ 3,786
Portfolio turnover rate G	188% A	126%	97%	121%	110%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.56)%.

I Investment income per share reflects a special dividend which amounted to $.08 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.13	$ 40.28	$ 34.11	$ 31.93	$ 28.70	$ 26.65
Income from Investment Operations
Net investment income (loss) E	- K	(.26)	(.47)	(.31) H	(.15)	(.11) I
Net realized and unrealized gain (loss)	2.90	(21.89)	6.64	2.49	3.38	2.16
Total from investment operations	2.90	(22.15)	6.17	2.18	3.23	2.05
Net asset value, end of period	$ 21.03	$ 18.13	$ 40.28	$ 34.11	$ 31.93	$ 28.70
Total Return B, C, D	16.00%	(54.99)%	18.09%	6.83%	11.25%	7.69%
Ratios to Average Net Assets F, J
Expenses before reductions	1.48% A	1.83%	1.87%	1.76%	1.86%	1.98%
Expenses net of fee waivers, if any	1.48% A	1.83%	1.87%	1.76%	1.86%	1.98%
Expenses net of all reductions	1.48% A	1.82%	1.86%	1.75%	1.81%	1.96%
Net investment income (loss)	(.05)% A	(.80)%	(1.29)%	(.98)%H	(.50)%	(.39)%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 20	$ 63	$ 121	$ 271	$ 451
Portfolio turnover rate G	188% A	126%	97%	121%	110%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.18)%.

I Investment income per share reflects a special dividend which amounted to $.07 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.22	$ 40.47	$ 34.28	$ 32.09	$ 28.85	$ 26.75
Income from Investment Operations
Net investment income (loss) E	- K	(.26)	(.47)	(.30) H	(.15)	(.09) I
Net realized and unrealized gain (loss)	2.91	(21.99)	6.66	2.49	3.39	2.19
Total from investment operations	2.91	(22.25)	6.19	2.19	3.24	2.10
Net asset value, end of period	$ 21.13	$ 18.22	$ 40.47	$ 34.28	$ 32.09	$ 28.85
Total Return B, C, D	15.97%	(54.98)%	18.06%	6.82%	11.23%	7.85%
Ratios to Average Net Assets F, J
Expenses before reductions	1.48% A	1.83%	1.85%	1.74%	1.86%	1.93%
Expenses net of fee waivers, if any	1.48% A	1.83%	1.85%	1.74%	1.86%	1.93%
Expenses net of all reductions	1.48% A	1.83%	1.85%	1.73%	1.81%	1.90%
Net investment income (loss)	(.05)% A	(.80)%	(1.28)%	(.97)%H	(.49)%	(.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 32	$ 30	$ 82	$ 78	$ 94	$ 114
Portfolio turnover rate G	188% A	126%	97%	121%	110%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.16)%.

I Investment income per share reflects a special dividend which amounted to $.07 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 19.43	$ 42.70	$ 35.76	$ 33.23	$ 29.78	$ 27.51
Income from Investment Operations
Net investment income (loss) D	.10	.12	(.05)	.05 G	.19	.24 H
Net realized and unrealized gain (loss)	3.13	(23.39)	6.99	2.63	3.50	2.23
Total from investment operations	3.23	(23.27)	6.94	2.68	3.69	2.47
Distributions from net investment income	-	-	-	(.15)	(.24)	(.20)
Net asset value, end of period	$ 22.66	$ 19.43	$ 42.70	$ 35.76	$ 33.23	$ 29.78
Total Return B, C	16.62%	(54.50)%	19.41%	8.10%	12.48%	9.03%
Ratios to Average Net Assets E, I
Expenses before reductions	.41% A	.70%	.71%	.62%	.76%	.75%
Expenses net of fee waivers, if any	.41% A	.70%	.71%	.62%	.76%	.75%
Expenses net of all reductions	.41% A	.70%	.71%	.61%	.71%	.73%
Net investment income (loss)	1.02% A	.33%	(.14)%	.16% G	.61%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 31	$ 153	$ 117	$ 177	$ 311
Portfolio turnover rate F	188% A	126%	97%	121%	110%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.04)%.

H Investment income per share reflects a special dividend which amounted to $.08 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 124,532
Unrealized depreciation	(167,482)
Net unrealized appreciation (depreciation)	$ (42,950)
Cost for federal income tax purposes	$ 1,308,197

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,023,679 and $1,089,133, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .10% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 231	$ 3
Class T	.25%	.25%	2,097	8
Class B	.75%	.25%	92	69
Class C	.75%	.25%	143	6
			$ 2,563	$ 86

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	11
Class B*	16
Class C*	1
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 296.32
Class T	1,346.32
Class B	30.32
Class C	46.32
Institutional Class	37.25
	$ 1,755

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,521.51%		$ -*

* Amount represents less than one thousand.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $18 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	489	1,161	$ 9,401	$ 40,900
Shares redeemed	(1,211)	(2,374)	(22,504)	(77,030)
Net increase (decrease)	(722)	(1,213)	$ (13,103)	$ (36,130)
Class T
Shares sold	2,504	4,620	$ 48,134	$ 156,111
Shares redeemed	(6,242)	(11,703)	(117,775)	(387,960)
Net increase (decrease)	(3,738)	(7,083)	$ (69,641)	$ (231,849)
Class B
Shares sold	102	117	$ 1,798	$ 3,743
Shares redeemed	(238)	(599)	(4,231)	(19,936)
Net increase (decrease)	(136)	(482)	$ (2,433)	$ (16,193)
Class C
Shares sold	94	214	$ 1,700	$ 7,275
Shares redeemed	(207)	(604)	(3,693)	(18,905)
Net increase (decrease)	(113)	(390)	$ (1,993)	$ (11,630)
Institutional Class
Shares sold	246	1,031	$ 4,788	$ 38,443
Shares redeemed	(829)	(3,003)	(17,144)	(79,425)
Net increase (decrease)	(583)	(1,972)	$ (12,356)	$ (40,982)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

GO-USAN-0709
1.786793.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Growth Opportunities
Fund - Institutional Class

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	.73%
Actual		$ 1,000.00	$ 1,164.40	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,021.29	$ 3.68
Class T	.98%
Actual		$ 1,000.00	$ 1,162.70	$ 5.28
Hypothetical A		$ 1,000.00	$ 1,020.04	$ 4.94
Class B	1.48%
Actual		$ 1,000.00	$ 1,160.00	$ 7.97
Hypothetical A		$ 1,000.00	$ 1,017.55	$ 7.44
Class C	1.48%
Actual		$ 1,000.00	$ 1,159.70	$ 7.97
Hypothetical A		$ 1,000.00	$ 1,017.55	$ 7.44
Institutional Class	.41%
Actual		$ 1,000.00	$ 1,166.20	$ 2.21
Hypothetical A		$ 1,000.00	$ 1,022.89	$ 2.07

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.3	12.4
Apple, Inc.	3.8	4.6
QUALCOMM, Inc.	2.5	3.5
Visa, Inc.	2.2	4.3
Cisco Systems, Inc.	1.7	0.0
Southwestern Energy Co.	1.7	6.1
Sprint Nextel Corp.	1.7	0.0
Las Vegas Sands Corp. unit	1.6	1.1
Monsanto Co.	1.6	4.8
Wal-Mart Stores, Inc.	1.6	0.0
	22.7
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.0	44.6
Consumer Discretionary	11.8	4.1
Energy	11.8	26.3
Health Care	11.4	1.8
Consumer Staples	8.7	0.6
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 99.2%		Stocks 97.1%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	7.7%	** Foreign investments	17.4%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.4%
Johnson Controls, Inc.	230,100	$ 4,586
Hotels, Restaurants & Leisure - 4.6%
Buffalo Wild Wings, Inc. (a)	59,500	2,112
Las Vegas Sands Corp. unit	119,400	19,924
McDonald's Corp.	172,900	10,199
Starbucks Corp. (a)	978,300	14,078
Starwood Hotels & Resorts Worldwide, Inc.	321,900	7,877
The Cheesecake Factory, Inc. (a)	85,800	1,468
		55,658
Internet & Catalog Retail - 1.3%
Amazon.com, Inc.	201,500	15,715
Media - 1.2%
Comcast Corp. Class A	75,000	1,033
DreamWorks Animation SKG, Inc. Class A (a)	33,300	928
The DIRECTV Group, Inc. (a)	284,800	6,408
The Walt Disney Co.	266,100	6,445
		14,814
Multiline Retail - 0.8%
Macy's, Inc.	85,500	999
Target Corp.	229,600	9,023
		10,022
Specialty Retail - 2.6%
Bed Bath & Beyond, Inc. (a)	78,000	2,193
Best Buy Co., Inc.	509,100	17,869
Home Depot, Inc.	185,700	4,301
Staples, Inc.	370,600	7,579
		31,942
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	100,500	2,640
Lululemon Athletica, Inc. (a)(d)	450,600	5,691
NIKE, Inc. Class B	52,800	3,012
		11,343
TOTAL CONSUMER DISCRETIONARY		144,080
CONSUMER STAPLES - 8.7%
Beverages - 2.0%
Anheuser-Busch InBev NV	56,800	2,004
Dr Pepper Snapple Group, Inc. (a)	194,300	4,222
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	158,900	$ 8,271
The Coca-Cola Co.	202,400	9,950
		24,447
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	81,900	3,974
Wal-Mart Stores, Inc.	380,900	18,946
Walgreen Co.	168,000	5,005
		27,925
Food Products - 1.9%
Green Mountain Coffee Roasters, Inc. (a)(d)	154,600	12,904
Smithfield Foods, Inc. (a)(d)	371,300	4,615
Tyson Foods, Inc. Class A	472,400	6,292
		23,811
Household Products - 0.6%
Procter & Gamble Co.	131,500	6,830
Personal Products - 0.5%
Avon Products, Inc.	257,042	6,827
Tobacco - 1.4%
Philip Morris International, Inc.	393,700	16,787
TOTAL CONSUMER STAPLES		106,627
ENERGY - 11.8%
Energy Equipment & Services - 1.8%
FMC Technologies, Inc. (a)	65,270	2,717
National Oilwell Varco, Inc. (a)	314,188	12,134
Schlumberger Ltd. (NY Shares)	52,100	2,982
Transocean Ltd. (a)	55,586	4,418
		22,251
Oil, Gas & Consumable Fuels - 10.0%
Chesapeake Energy Corp.	700,164	15,866
EOG Resources, Inc.	35,900	2,628
EXCO Resources, Inc. (a)	330,300	5,083
Exxon Mobil Corp.	53,200	3,689
Hess Corp.	149,600	9,962
Occidental Petroleum Corp.	166,000	11,140
Peabody Energy Corp.	240,849	8,184
Petrohawk Energy Corp. (a)	737,200	18,577
Petroleo Brasileiro SA - Petrobras sponsored ADR	287,900	12,676
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	91,329	$ 4,184
SandRidge Energy, Inc. (a)	201,200	2,191
Southwestern Energy Co. (a)	473,393	20,578
Ultra Petroleum Corp. (a)	79,300	3,591
XTO Energy, Inc.	69,400	2,968
		121,317
TOTAL ENERGY		143,568
FINANCIALS - 7.8%
Capital Markets - 3.1%
Charles Schwab Corp.	334,200	5,882
Goldman Sachs Group, Inc.	79,191	11,449
Greenhill & Co., Inc. (d)	58,746	4,318
Knight Capital Group, Inc. Class A (a)	142,300	2,449
Lazard Ltd. Class A	209,900	5,936
Morgan Stanley	165,100	5,006
Northern Trust Corp.	45,800	2,640
		37,680
Commercial Banks - 2.0%
Signature Bank, New York (a)	139,500	3,773
TCF Financial Corp.	161,400	2,318
U.S. Bancorp, Delaware	355,900	6,833
Wells Fargo & Co.	453,000	11,552
		24,476
Consumer Finance - 0.3%
Discover Financial Services	381,033	3,643
Diversified Financial Services - 2.3%
Bank of America Corp.	148,800	1,677
BM&F BOVESPA SA	2,425,858	13,913
CME Group, Inc.	14,600	4,696
JPMorgan Chase & Co.	212,300	7,834
		28,120
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	24,670	1,319
TOTAL FINANCIALS		95,238
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.4%
Biotechnology - 6.5%
Alexion Pharmaceuticals, Inc. (a)	147,200	$ 5,373
Biogen Idec, Inc. (a)	52,000	2,693
Celgene Corp. (a)	186,535	7,879
Cephalon, Inc. (a)	18,900	1,102
Cepheid, Inc. (a)	449,300	4,538
Dendreon Corp. (a)	55,800	1,265
Gilead Sciences, Inc. (a)	181,948	7,842
ImmunoGen, Inc. (a)	383,800	3,182
InterMune, Inc. (a)(d)	551,900	6,523
Isis Pharmaceuticals, Inc. (a)	899,400	12,412
Myriad Genetics, Inc. (a)	48,000	1,736
NeurogesX, Inc. (a)	291,100	1,572
Rigel Pharmaceuticals, Inc. (a)	348,900	2,910
Seattle Genetics, Inc. (a)	1,242,310	11,417
Transition Therapeutics, Inc. (a)	8,600	35
Vertex Pharmaceuticals, Inc. (a)	295,600	8,812
		79,291
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	29,000	1,485
Medtronic, Inc.	73,100	2,511
Thoratec Corp. (a)	244,600	6,135
		10,131
Health Care Providers & Services - 0.9%
Express Scripts, Inc. (a)	67,400	4,317
Medco Health Solutions, Inc. (a)	77,200	3,543
UnitedHealth Group, Inc.	119,300	3,173
		11,033
Life Sciences Tools & Services - 0.4%
Exelixis, Inc. (a)	500,300	2,777
Illumina, Inc. (a)	42,100	1,545
		4,322
Pharmaceuticals - 2.8%
Abbott Laboratories	190,800	8,597
Allergan, Inc.	172,400	7,608
Elan Corp. PLC sponsored ADR (a)	760,500	5,308
Johnson & Johnson	51,300	2,830
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	193,000	$ 5,323
Teva Pharmaceutical Industries Ltd. sponsored ADR	105,100	4,872
		34,538
TOTAL HEALTH CARE		139,315
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	161,300	5,349
ITT Corp.	46,100	1,898
The Boeing Co.	249,900	11,208
		18,455
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	172,300	8,811
Construction & Engineering - 0.3%
Fluor Corp.	44,400	2,086
Quanta Services, Inc. (a)	81,559	1,860
		3,946
Electrical Equipment - 0.2%
American Superconductor Corp. (a)(d)	72,600	2,024
Industrial Conglomerates - 1.1%
3M Co.	170,200	9,718
General Electric Co.	259,100	3,493
		13,211
Machinery - 1.5%
Caterpillar, Inc.	228,900	8,117
Danaher Corp.	98,700	5,957
Deere & Co.	106,000	4,608
		18,682
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	100,100	7,251
Union Pacific Corp.	166,600	8,208
		15,459
TOTAL INDUSTRIALS		80,588
INFORMATION TECHNOLOGY - 34.0%
Communications Equipment - 5.9%
Cisco Systems, Inc. (a)	1,121,500	20,748
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Corning, Inc.	273,400	$ 4,019
Infinera Corp. (a)	122,581	1,049
Juniper Networks, Inc. (a)	164,300	4,063
Palm, Inc. (a)	355,693	4,339
QUALCOMM, Inc.	694,305	30,265
Research In Motion Ltd. (a)	87,090	6,849
		71,332
Computers & Peripherals - 6.6%
Apple, Inc. (a)	339,758	46,143
Hewlett-Packard Co.	471,000	16,179
International Business Machines Corp.	127,800	13,583
NetApp, Inc. (a)	202,600	3,951
Synaptics, Inc. (a)	30,769	1,081
		80,937
Internet Software & Services - 4.6%
eBay, Inc. (a)	141,900	2,500
Google, Inc. Class A (sub. vtg.) (a)	126,608	52,822
OpenTable, Inc.	30,800	877
		56,199
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	209,716	5,283
MasterCard, Inc. Class A	31,000	5,466
The Western Union Co.	81,400	1,435
VeriFone Holdings, Inc. (a)	255,100	1,946
Visa, Inc.	400,700	27,131
		41,261
Semiconductors & Semiconductor Equipment - 6.7%
Analog Devices, Inc.	112,100	2,736
Applied Materials, Inc.	622,000	7,004
Atheros Communications, Inc. (a)	181,900	3,049
Broadcom Corp. Class A (a)	245,600	6,258
Cree, Inc. (a)(d)	572,700	17,427
Intel Corp.	1,113,500	17,504
International Rectifier Corp. (a)	278,000	4,023
NVIDIA Corp. (a)	710,200	7,407
Power Integrations, Inc.	141,900	3,130
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	659,732	7,217
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Texas Instruments, Inc.	196,700	$ 3,816
Xilinx, Inc.	95,500	1,981
		81,552
Software - 6.8%
ArcSight, Inc. (a)	286,100	4,609
Changyou.com Ltd. (A Shares) ADR	2,400	79
Electronic Arts, Inc. (a)	134,700	3,097
Microsoft Corp.	804,600	16,808
Nintendo Co. Ltd.	59,800	16,113
Oracle Corp.	570,100	11,168
Red Hat, Inc. (a)	333,400	6,651
Rosetta Stone, Inc.	45,600	1,099
Salesforce.com, Inc. (a)	354,600	13,457
SuccessFactors, Inc. (a)(d)	428,600	3,360
Sybase, Inc. (a)	110,100	3,582
TiVo, Inc. (a)	476,800	3,338
		83,361
TOTAL INFORMATION TECHNOLOGY		414,642
MATERIALS - 3.8%
Chemicals - 1.8%
Monsanto Co.	232,900	19,133
The Mosaic Co.	41,000	2,243
		21,376
Metals & Mining - 2.0%
ArcelorMittal SA (NY Shares) Class A	123,200	4,088
Barrick Gold Corp.	73,900	2,800
Freeport-McMoRan Copper & Gold, Inc. Class B	250,500	13,635
Nucor Corp.	93,700	4,114
		24,637
TOTAL MATERIALS		46,013
TELECOMMUNICATION SERVICES - 2.9%
Wireless Telecommunication Services - 2.9%
American Tower Corp. Class A (a)	60,300	1,922
Bharti Airtel Ltd. (a)	161,391	2,836
Leap Wireless International, Inc. (a)	125,200	4,694
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MetroPCS Communications, Inc. (a)	310,900	$ 5,326
Sprint Nextel Corp. (a)	3,947,900	20,332
		35,110
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	90,200	4,331
TOTAL COMMON STOCKS (Cost $1,248,415)		1,209,512
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.53% (b)	9,950,949	9,951
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	45,784,254	45,784
TOTAL MONEY MARKET FUNDS (Cost $55,735)		55,735
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $1,304,150)		1,265,247
NET OTHER ASSETS - (3.8)%		(46,536)
NET ASSETS - 100%		$ 1,218,711
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 94
Fidelity Securities Lending Cash Central Fund	493
Total	$ 587
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,265,247	$ 1,224,370	$ 40,877	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 12,960
Total Realized Gain (Loss)	(193)
Total Unrealized Gain (Loss)	7,984
Cost of Purchases	-
Proceeds of Sales	(827)
Amortization/Accretion	-
Transfer in/out of Level 3	(19,924)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At November 30, 2008, the Fund had a capital loss carryforward of approximately $404,132,000 of which $121,412,000 and $282,720,000 will expire on November 30, 2010 and 2016, respectively.
The Fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $67,248,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $45,429) - See accompanying schedule: Unaffiliated issuers (cost $1,248,415)	$ 1,209,512
Fidelity Central Funds (cost $55,735)	55,735
Total Investments (cost $1,304,150)		$ 1,265,247
Cash		22
Receivable for investments sold		4,057
Receivable for fund shares sold		536
Dividends receivable		2,219
Distributions receivable from Fidelity Central Funds		89
Prepaid expenses		9
Other receivables		127
Total assets		1,272,306

Liabilities
Payable for investments purchased	$ 4,909
Payable for fund shares redeemed	1,746
Accrued management fee	158
Distribution fees payable	464
Other affiliated payables	359
Other payables and accrued expenses	175
Collateral on securities loaned, at value	45,784
Total liabilities		53,595

Net Assets		$ 1,218,711
Net Assets consist of:
Paid in capital		$ 2,145,271
Undistributed net investment income		2,526
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(890,200)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(38,886)
Net Assets		$ 1,218,711

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($207,949 ÷ 9,441.1 shares)	$ 22.03

Maximum offering price per share (100/94.25 of $22.03)	$ 23.37
Class T: Net Asset Value and redemption price per share ($935,396 ÷ 42,079.4 shares)	$ 22.23

Maximum offering price per share (100/96.50 of $22.23)	$ 23.04
Class B: Net Asset Value and offering price per share ($19,937 ÷ 948.2 shares)A	$ 21.03

Class C: Net Asset Value and offering price per share ($32,101 ÷ 1,519.3 shares)A	$ 21.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,328 ÷ 1,029.4 shares)	$ 22.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)
Investment Income
Dividends		$ 7,262
Income from Fidelity Central Funds (including $493 from security lending)		587
Total income		7,849

Expenses
Management fee Basic fee	$ 3,114
Performance adjustment	(2,560)
Transfer agent fees	1,755
Distribution fees	2,563
Accounting and security lending fees	198
Custodian fees and expenses	36
Independent trustees' compensation	4
Registration fees	38
Audit	31
Legal	5
Miscellaneous	15
Total expenses before reductions	5,199
Expense reductions	(18)	5,181
Net investment income (loss)		2,668
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(407,778)
Foreign currency transactions	149
Total net realized gain (loss)		(407,629)
Change in net unrealized appreciation (depreciation) on: Investment securities	574,441
Assets and liabilities in foreign currencies	(129)
Total change in net unrealized appreciation (depreciation)		574,312
Net gain (loss)		166,683
Net increase (decrease) in net assets resulting from operations		$ 169,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,668	$ (4,603)
Net realized gain (loss)	(407,629)	(361,149)
Change in net unrealized appreciation (depreciation)	574,312	(1,155,584)
Net increase (decrease) in net assets resulting from operations	169,351	(1,521,336)
Share transactions - net increase (decrease)	(99,526)	(336,784)
Total increase (decrease) in net assets	69,825	(1,858,120)

Net Assets
Beginning of period	1,148,886	3,007,006
End of period (including undistributed net investment income of $2,526 and accumulated net investment loss of $142, respectively)	$ 1,218,711	$ 1,148,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.92	$ 41.72	$ 35.07	$ 32.68	$ 29.33	$ 27.09
Income from Investment Operations
Net investment income (loss)E	.07	(.02)	(.20)	(.07)H	.08	.12I
Net realized and unrealized gain (loss)	3.04	(22.78)	6.85	2.55	3.45	2.20
Total from investment operations	3.11	(22.80)	6.65	2.48	3.53	2.32
Distributions from net investment income	-	-	-	(.09)	(.18)	(.08)
Net asset value, end of period	$ 22.03	$ 18.92	$ 41.72	$ 35.07	$ 32.68	$ 29.33
Total ReturnB, C, D	16.44%	(54.65)%	18.96%	7.60%	12.10%	8.59%
Ratios to Average Net AssetsF, J
Expenses before reductions	.73% A	1.08%	1.11%	.98%	1.12%	1.15%
Expenses net of fee waivers, if any	.73% A	1.08%	1.11%	.98%	1.12%	1.15%
Expenses net of all reductions	.73% A	1.08%	1.10%	.97%	1.07%	1.13%
Net investment income (loss)	.70% A	(.05)%	(.53)%	(.21)%H	.25%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 208	$ 192	$ 475	$ 415	$ 365	$ 270
Portfolio turnover rate G	188% A	126%	97%	121%	110%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.40)%.

I Investment income per share reflects a special dividend which amounted to $.08 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 19.12	$ 42.24	$ 35.57	$ 33.11	$ 29.67	$ 27.40
Income from Investment Operations
Net investment income (loss) E	.04	(.08)	(.27)	(.12) H	.04	.09 I
Net realized and unrealized gain (loss)	3.07	(23.04)	6.94	2.59	3.49	2.22
Total from investment operations	3.11	(23.12)	6.67	2.47	3.53	2.31
Distributions from net investment income	-	-	-	(.01)	(.09)	(.04)
Net asset value, end of period	$ 22.23	$ 19.12	$ 42.24	$ 35.57	$ 33.11	$ 29.67
Total Return B, C, D	16.27%	(54.73)%	18.75%	7.45%	11.93%	8.44%
Ratios to Average Net Assets F, J
Expenses before reductions	.98% A	1.27%	1.28%	1.14%	1.25%	1.29%
Expenses net of fee waivers, if any	.98% A	1.27%	1.28%	1.14%	1.25%	1.29%
Expenses net of all reductions	.98% A	1.26%	1.27%	1.13%	1.20%	1.26%
Net investment income (loss)	.45% A	(.24)%	(.70)%	(.36)%H	.12%	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 935	$ 876	$ 2,234	$ 2,286	$ 3,132	$ 3,786
Portfolio turnover rate G	188% A	126%	97%	121%	110%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.56)%.

I Investment income per share reflects a special dividend which amounted to $.08 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.13	$ 40.28	$ 34.11	$ 31.93	$ 28.70	$ 26.65
Income from Investment Operations
Net investment income (loss) E	- K	(.26)	(.47)	(.31) H	(.15)	(.11) I
Net realized and unrealized gain (loss)	2.90	(21.89)	6.64	2.49	3.38	2.16
Total from investment operations	2.90	(22.15)	6.17	2.18	3.23	2.05
Net asset value, end of period	$ 21.03	$ 18.13	$ 40.28	$ 34.11	$ 31.93	$ 28.70
Total Return B, C, D	16.00%	(54.99)%	18.09%	6.83%	11.25%	7.69%
Ratios to Average Net Assets F, J
Expenses before reductions	1.48% A	1.83%	1.87%	1.76%	1.86%	1.98%
Expenses net of fee waivers, if any	1.48% A	1.83%	1.87%	1.76%	1.86%	1.98%
Expenses net of all reductions	1.48% A	1.82%	1.86%	1.75%	1.81%	1.96%
Net investment income (loss)	(.05)% A	(.80)%	(1.29)%	(.98)%H	(.50)%	(.39)%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 20	$ 63	$ 121	$ 271	$ 451
Portfolio turnover rate G	188% A	126%	97%	121%	110%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.18)%.

I Investment income per share reflects a special dividend which amounted to $.07 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.22	$ 40.47	$ 34.28	$ 32.09	$ 28.85	$ 26.75
Income from Investment Operations
Net investment income (loss) E	- K	(.26)	(.47)	(.30) H	(.15)	(.09) I
Net realized and unrealized gain (loss)	2.91	(21.99)	6.66	2.49	3.39	2.19
Total from investment operations	2.91	(22.25)	6.19	2.19	3.24	2.10
Net asset value, end of period	$ 21.13	$ 18.22	$ 40.47	$ 34.28	$ 32.09	$ 28.85
Total Return B, C, D	15.97%	(54.98)%	18.06%	6.82%	11.23%	7.85%
Ratios to Average Net Assets F, J
Expenses before reductions	1.48% A	1.83%	1.85%	1.74%	1.86%	1.93%
Expenses net of fee waivers, if any	1.48% A	1.83%	1.85%	1.74%	1.86%	1.93%
Expenses net of all reductions	1.48% A	1.83%	1.85%	1.73%	1.81%	1.90%
Net investment income (loss)	(.05)% A	(.80)%	(1.28)%	(.97)%H	(.49)%	(.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 32	$ 30	$ 82	$ 78	$ 94	$ 114
Portfolio turnover rate G	188% A	126%	97%	121%	110%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.16)%.

I Investment income per share reflects a special dividend which amounted to $.07 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 19.43	$ 42.70	$ 35.76	$ 33.23	$ 29.78	$ 27.51
Income from Investment Operations
Net investment income (loss) D	.10	.12	(.05)	.05 G	.19	.24 H
Net realized and unrealized gain (loss)	3.13	(23.39)	6.99	2.63	3.50	2.23
Total from investment operations	3.23	(23.27)	6.94	2.68	3.69	2.47
Distributions from net investment income	-	-	-	(.15)	(.24)	(.20)
Net asset value, end of period	$ 22.66	$ 19.43	$ 42.70	$ 35.76	$ 33.23	$ 29.78
Total Return B, C	16.62%	(54.50)%	19.41%	8.10%	12.48%	9.03%
Ratios to Average Net Assets E, I
Expenses before reductions	.41% A	.70%	.71%	.62%	.76%	.75%
Expenses net of fee waivers, if any	.41% A	.70%	.71%	.62%	.76%	.75%
Expenses net of all reductions	.41% A	.70%	.71%	.61%	.71%	.73%
Net investment income (loss)	1.02% A	.33%	(.14)%	.16% G	.61%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 31	$ 153	$ 117	$ 177	$ 311
Portfolio turnover rate F	188% A	126%	97%	121%	110%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.04)%.

H Investment income per share reflects a special dividend which amounted to $.08 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 124,532
Unrealized depreciation	(167,482)
Net unrealized appreciation (depreciation)	$ (42,950)
Cost for federal income tax purposes	$ 1,308,197

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,023,679 and $1,089,133, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .10% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 231	$ 3
Class T	.25%	.25%	2,097	8
Class B	.75%	.25%	92	69
Class C	.75%	.25%	143	6
			$ 2,563	$ 86

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	11
Class B*	16
Class C*	1
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 296.32
Class T	1,346.32
Class B	30.32
Class C	46.32
Institutional Class	37.25
	$ 1,755

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,521.51%		$ -*

* Amount represents less than one thousand.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $18 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	489	1,161	$ 9,401	$ 40,900
Shares redeemed	(1,211)	(2,374)	(22,504)	(77,030)
Net increase (decrease)	(722)	(1,213)	$ (13,103)	$ (36,130)
Class T
Shares sold	2,504	4,620	$ 48,134	$ 156,111
Shares redeemed	(6,242)	(11,703)	(117,775)	(387,960)
Net increase (decrease)	(3,738)	(7,083)	$ (69,641)	$ (231,849)
Class B
Shares sold	102	117	$ 1,798	$ 3,743
Shares redeemed	(238)	(599)	(4,231)	(19,936)
Net increase (decrease)	(136)	(482)	$ (2,433)	$ (16,193)
Class C
Shares sold	94	214	$ 1,700	$ 7,275
Shares redeemed	(207)	(604)	(3,693)	(18,905)
Net increase (decrease)	(113)	(390)	$ (1,993)	$ (11,630)
Institutional Class
Shares sold	246	1,031	$ 4,788	$ 38,443
Shares redeemed	(829)	(3,003)	(17,144)	(79,425)
Net increase (decrease)	(583)	(1,972)	$ (12,356)	$ (40,982)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

GOI-USAN-0709
1.786794.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Large Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.06%
Actual		$ 1,000.00	$ 1,215.50	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,019.65	$ 5.34
Class T	1.33%
Actual		$ 1,000.00	$ 1,213.50	$ 7.34
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.81%
Actual		$ 1,000.00	$ 1,210.00	$ 9.97
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Class C	1.81%
Actual		$ 1,000.00	$ 1,209.90	$ 9.97
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,216.20	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	3.6	3.7
Inverness Medical Innovations, Inc.	3.6	3.3
JPMorgan Chase & Co.	3.1	3.7
Bank of America Corp.	2.8	3.3
Cisco Systems, Inc.	2.7	3.2
MEMC Electronic Materials, Inc.	2.3	1.7
Merck & Co., Inc.	1.5	1.3
Exxon Mobil Corp.	1.5	1.4
Procter & Gamble Co.	1.5	0.0
Pfizer, Inc.	1.5	0.0
	24.1
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	24.8
Financials	20.9	18.9
Health Care	13.5	14.4
Consumer Discretionary	12.7	8.7
Energy	9.7	9.1
Asset Allocation (% of fund's net assets)
As of May 31, 2009*		As of November 30, 2008**
	Stocks 100.6%		Stocks 99.4%
	Convertible Securities 0.1%		Convertible Securities†† 0.0%
	Short-Term Investments and Net Other Assets† (0.7)%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	12.3%	** Foreign investments	14.2%

† Short-Term Investments and Net Other Assets are not included in the pie chart

†† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.2%
Autoliv, Inc.	62,400	$ 1,733,472
BorgWarner, Inc.	50,900	1,641,525
Gentex Corp.	216,800	2,556,072
Johnson Controls, Inc.	106,100	2,114,573
Tenneco, Inc. (a)	586,906	3,591,865
		11,637,507
Automobiles - 0.2%
Ford Motor Co. (a)	403,600	2,320,700
Distributors - 0.4%
Li & Fung Ltd.	1,618,000	4,386,434
Hotels, Restaurants & Leisure - 0.5%
Royal Caribbean Cruises Ltd.	153,200	2,307,192
Starbucks Corp. (a)	148,900	2,142,671
		4,449,863
Household Durables - 3.5%
Black & Decker Corp.	153,630	4,926,914
Centex Corp.	191,700	1,616,031
KB Home	291,951	4,379,265
Lennar Corp. Class A	138,600	1,318,086
Mohawk Industries, Inc. (a)	115,800	4,431,666
Newell Rubbermaid, Inc.	861,600	9,917,016
Pulte Homes, Inc.	504,400	4,438,720
Ryland Group, Inc.	174,320	2,977,386
		34,005,084
Media - 0.7%
Lamar Advertising Co. Class A (a)	106,466	1,977,074
The Walt Disney Co.	40,500	980,910
Viacom, Inc. Class B (non-vtg.) (a)	181,566	4,025,318
		6,983,302
Multiline Retail - 1.3%
Kohl's Corp. (a)	15,200	645,544
Macy's, Inc.	235,500	2,750,640
Saks, Inc. (a)(e)	346,000	1,321,720
Target Corp.	197,800	7,773,540
		12,491,444
Specialty Retail - 4.1%
AnnTaylor Stores Corp. (a)	499,736	3,658,068
Best Buy Co., Inc.	186,800	6,556,680
Dick's Sporting Goods, Inc. (a)	97,728	1,739,558
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	187,800	$ 4,349,448
Lowe's Companies, Inc.	493,900	9,389,039
Staples, Inc.	709,075	14,500,584
		40,193,377
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (a)	371,062	6,270,948
Liz Claiborne, Inc.	372,738	1,677,321
		7,948,269
TOTAL CONSUMER DISCRETIONARY		124,415,980
CONSUMER STAPLES - 6.3%
Beverages - 1.8%
Anheuser-Busch InBev NV	243,800	8,600,146
Constellation Brands, Inc. Class A (sub. vtg.) (a)	110,600	1,278,536
The Coca-Cola Co.	167,210	8,220,044
		18,098,726
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	317,700	9,467,460
Safeway, Inc.	43,000	871,180
		10,338,640
Food Products - 1.2%
DANONE (e)	68,854	3,441,376
Nestle SA (Reg.)	230,822	8,405,679
		11,847,055
Household Products - 1.5%
Procter & Gamble Co.	282,409	14,668,323
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	35,100	1,161,108
Tobacco - 0.6%
Philip Morris International, Inc.	128,500	5,479,240
TOTAL CONSUMER STAPLES		61,593,092
ENERGY - 9.7%
Energy Equipment & Services - 1.7%
Helmerich & Payne, Inc.	84,900	2,968,953
Schlumberger Ltd. (NY Shares)	96,900	5,545,587
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	90,200	$ 2,632,938
Weatherford International Ltd. (a)	291,300	6,029,910
		17,177,388
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	42,700	2,040,206
Chevron Corp.	78,300	5,220,261
ConocoPhillips	172,700	7,916,568
Denbury Resources, Inc. (a)	304,028	5,226,241
Devon Energy Corp.	37,500	2,371,500
EOG Resources, Inc.	50,400	3,688,776
EXCO Resources, Inc. (a)	132,200	2,034,558
Exxon Mobil Corp.	218,226	15,133,973
Hess Corp.	74,000	4,927,660
Marathon Oil Corp.	236,300	7,533,244
Occidental Petroleum Corp.	136,200	9,140,382
Petrohawk Energy Corp. (a)	73,301	1,847,185
Range Resources Corp.	79,800	3,655,638
Royal Dutch Shell PLC Class A sponsored ADR	80,900	4,361,319
Suncor Energy, Inc.	97,200	3,405,294
		78,502,805
TOTAL ENERGY		95,680,193
FINANCIALS - 20.9%
Capital Markets - 3.5%
Goldman Sachs Group, Inc.	94,600	13,676,322
Greenhill & Co., Inc.	1,200	88,200
Legg Mason, Inc.	105,700	2,037,896
Morgan Stanley	332,645	10,085,796
Northern Trust Corp.	16,600	956,990
State Street Corp.	162,462	7,546,360
		34,391,564
Commercial Banks - 6.5%
Comerica, Inc.	158,900	3,444,952
HSBC Holdings PLC sponsored ADR	81,200	3,691,352
PNC Financial Services Group, Inc.	275,627	12,554,810
SunTrust Banks, Inc.	51,500	678,255
U.S. Bancorp, Delaware	415,600	7,979,520
Wells Fargo & Co.	1,382,282	35,248,193
		63,597,082
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.1%
American Express Co.	58,000	$ 1,441,300
Capital One Financial Corp.	377,850	9,234,654
		10,675,954
Diversified Financial Services - 6.3%
Bank of America Corp.	2,457,838	27,699,834
Hong Kong Exchange & Clearing Ltd.	195,500	3,054,785
JPMorgan Chase & Co.	831,621	30,686,815
KKR Financial Holdings LLC	422,900	528,625
		61,970,059
Insurance - 1.9%
ACE Ltd.	124,300	5,467,957
Everest Re Group Ltd.	61,775	4,276,683
Genworth Financial, Inc. Class A (non-vtg.)	86,300	510,896
Hartford Financial Services Group, Inc.	43,100	618,054
Lincoln National Corp.	66,500	1,260,175
MetLife, Inc.	139,000	4,378,500
XL Capital Ltd. Class A	271,500	2,747,580
		19,259,845
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	737,016	5,380,217
Jones Lang LaSalle, Inc.	53,691	1,881,870
		7,262,087
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (e)	763,522	3,328,956
Radian Group, Inc.	1,911,669	5,410,023
		8,738,979
TOTAL FINANCIALS		205,895,570
HEALTH CARE - 13.5%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)(e)	134,000	2,728,240
Biogen Idec, Inc. (a)	35,400	1,833,366
Celgene Corp. (a)	51,600	2,179,584
Cephalon, Inc. (a)	52,575	3,065,648
Vertex Pharmaceuticals, Inc. (a)	191,300	5,702,653
		15,509,491
Health Care Equipment & Supplies - 4.3%
Baxter International, Inc.	80,100	4,100,319
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Conceptus, Inc. (a)	156,003	$ 2,472,648
HeartWare International, Inc. unit (a)	216,163	160,911
Inverness Medical Innovations, Inc. (a)	1,071,702	34,862,450
Masimo Corp. (a)	16,100	385,434
St. Jude Medical, Inc. (a)	7,600	296,552
		42,278,314
Health Care Providers & Services - 1.5%
Express Scripts, Inc. (a)	132,900	8,512,245
McKesson Corp.	62,200	2,559,530
Medco Health Solutions, Inc. (a)	9,800	449,722
WellPoint, Inc. (a)	75,300	3,506,721
		15,028,218
Health Care Technology - 0.1%
IMS Health, Inc.	117,100	1,409,884
Life Sciences Tools & Services - 1.3%
AMAG Pharmaceuticals, Inc. (a)	85,174	4,480,152
Illumina, Inc. (a)	69,500	2,551,345
Lonza Group AG	9,345	968,476
QIAGEN NV (a)	256,500	4,514,400
		12,514,373
Pharmaceuticals - 4.7%
Abbott Laboratories	216,600	9,759,996
Allergan, Inc.	113,173	4,994,324
Cardiome Pharma Corp. (a)	133,900	551,887
Elan Corp. PLC sponsored ADR (a)	203,900	1,423,222
Merck & Co., Inc.	550,572	15,184,776
Pfizer, Inc.	958,200	14,555,058
		46,469,263
TOTAL HEALTH CARE		133,209,543
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.3%
BE Aerospace, Inc. (a)	132,800	1,976,064
Honeywell International, Inc.	303,000	10,047,480
The Boeing Co.	22,100	991,185
		13,014,729
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	9,400	$ 477,708
FedEx Corp.	21,115	1,170,404
		1,648,112
Building Products - 0.2%
Masco Corp.	235,400	2,438,744
Commercial Services & Supplies - 0.2%
Interface, Inc. Class A	249,600	1,582,464
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	99,100	2,260,471
Electrical Equipment - 2.1%
First Solar, Inc. (a)	50,900	9,671,000
Q-Cells SE (a)	89,500	2,264,366
Rockwell Automation, Inc.	99,100	3,041,379
SMA Solar Technology AG	11,240	912,400
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	282,221	4,611,491
		20,500,636
Industrial Conglomerates - 0.6%
Koninklijke Philips Electronics NV (NY Shares)	50,288	952,958
Siemens AG sponsored ADR	29,800	2,188,512
Textron, Inc.	256,300	2,947,450
		6,088,920
Machinery - 2.3%
Caterpillar, Inc.	88,200	3,127,572
Cummins, Inc.	158,001	5,123,972
Deere & Co.	69,800	3,034,206
Ingersoll-Rand Co. Ltd. Class A	158,900	3,214,547
Navistar International Corp. (a)	109,141	4,344,903
PACCAR, Inc.	43,100	1,286,535
Parker Hannifin Corp.	8,800	371,888
Toro Co.	76,300	2,350,040
		22,853,663
Professional Services - 0.0%
IHS, Inc. Class A (a)	2,000	96,000
Road & Rail - 1.5%
Con-way, Inc.	168,549	5,410,423
Ryder System, Inc.	246,676	6,951,330
Union Pacific Corp.	42,600	2,098,902
		14,460,655
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Watsco, Inc.	27,000	$ 1,329,210
WESCO International, Inc. (a)	7,600	203,148
		1,532,358
TOTAL INDUSTRIALS		86,476,752
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 6.2%
Cisco Systems, Inc. (a)	1,446,700	26,763,950
Corning, Inc.	590,850	8,685,495
Juniper Networks, Inc. (a)	455,408	11,262,240
QUALCOMM, Inc.	330,500	14,406,495
		61,118,180
Computers & Peripherals - 2.5%
Apple, Inc. (a)	103,300	14,029,173
Hewlett-Packard Co.	286,100	9,827,535
SanDisk Corp. (a)	62,000	970,920
		24,827,628
Electronic Equipment & Components - 0.5%
BYD Co. Ltd. (H Shares) (a)	374,500	1,509,140
Itron, Inc. (a)	41,300	2,409,442
Tyco Electronics Ltd.	78,600	1,365,282
		5,283,864
Internet Software & Services - 1.4%
Google, Inc. Class A (sub. vtg.) (a)	33,150	13,831,175
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	234,060	5,895,971
MasterCard, Inc. Class A	24,900	4,390,617
		10,286,588
Semiconductors & Semiconductor Equipment - 7.1%
Analog Devices, Inc.	145,600	3,554,096
ARM Holdings PLC sponsored ADR	759,167	3,993,218
ASML Holding NV (NY Shares)	367,500	7,607,250
Infineon Technologies AG (a)	553,800	1,744,395
Intel Corp.	318,301	5,003,692
Lam Research Corp. (a)	277,698	7,272,911
MEMC Electronic Materials, Inc. (a)	1,170,936	22,587,355
National Semiconductor Corp.	505,300	7,013,564
Samsung Electronics Co. Ltd.	987	440,250
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Taiwan Semiconductor Manufacturing Co. Ltd.	2,634,821	$ 4,868,298
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	497,647	5,444,258
		69,529,287
Software - 3.0%
Adobe Systems, Inc. (a)	156,400	4,407,352
ANSYS, Inc. (a)	17,463	521,445
Autonomy Corp. PLC (a)	231,263	5,794,534
Citrix Systems, Inc. (a)	31,700	995,697
Electronic Arts, Inc. (a)	223,312	5,133,943
Microsoft Corp.	319,000	6,663,910
Nintendo Co. Ltd.	7,300	1,966,912
Salesforce.com, Inc. (a)	68,480	2,598,816
VMware, Inc. Class A (a)	51,000	1,583,040
		29,665,649
TOTAL INFORMATION TECHNOLOGY		214,542,371
MATERIALS - 3.9%
Chemicals - 3.6%
Albemarle Corp.	196,274	5,538,852
Ashland, Inc.	97,300	2,607,640
Celanese Corp. Class A	125,255	2,568,980
Dow Chemical Co.	406,600	7,188,688
E.I. du Pont de Nemours & Co.	169,000	4,811,430
Rockwood Holdings, Inc. (a)	320,200	4,777,384
The Mosaic Co.	20,000	1,094,000
W.R. Grace & Co. (a)	486,700	6,317,366
		34,904,340
Containers & Packaging - 0.1%
Temple-Inland, Inc.	110,913	1,417,468
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	63,800	2,142,404
TOTAL MATERIALS		38,464,212
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	359,770	10,526,870
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	843,455	$ 4,343,793
TOTAL TELECOMMUNICATION SERVICES		14,870,663
UTILITIES - 1.5%
Electric Utilities - 1.1%
Allegheny Energy, Inc.	82,700	2,067,500
Entergy Corp.	56,200	4,193,644
Exelon Corp.	96,100	4,613,761
		10,874,905
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	353,663	3,533,093
TOTAL UTILITIES		14,407,998
TOTAL COMMON STOCKS (Cost $992,797,400)		989,556,374
Convertible Bonds - 0.1%
	Principal Amount
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp.:
6% 9/30/14 (d)(f)	$ 1,480,000	185,000
7.75% 6/1/15 (d)	3,200,000	121,333
		306,333
TOTAL CONVERTIBLE BONDS (Cost $1,033,348)		306,333
Money Market Funds - 0.6%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c) (Cost $5,943,219)	5,943,219	5,943,219
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $1,000)	$ 1,000	$ 1,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $999,774,967)		995,806,926
NET OTHER ASSETS - (1.3)%		(12,456,422)
NET ASSETS - 100%		$ 983,350,504
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 44
Bank of America, NA	85
Barclays Capital, Inc.	142
Credit Suisse Securities (USA) LLC	7
Deutsche Bank Securities, Inc.	156
HSBC Securities (USA), Inc.	142
ING Financial Markets LLC	47
J.P. Morgan Securities, Inc.	329
Mizuho Securities USA, Inc.	24
Societe Generale, New York Branch	24
$ 1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,400
Fidelity Securities Lending Cash Central Fund	263,634
Total	$ 275,034
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 995,806,926	$ 946,981,491	$ 48,519,102	$ 306,333
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,705,000
Total Realized Gain (Loss)	(2,225,168)
Total Unrealized Gain (Loss)	41,101
Cost of Purchases	-
Proceeds of Sales	(1,294,832)
Amortization/Accretion	-
Transfer in/out of Level 3	80,232
Ending Balance	$ 306,333

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.7%
Switzerland	2.2%
United Kingdom	1.9%
Netherlands	1.4%
Taiwan	1.1%
Others (individually less than 1%)	5.7%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $226,518,143 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $55,812,795 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,680,692 and repurchase agreements of $1,000) - See accompanying schedule: Unaffiliated issuers (cost $993,831,748)	$ 989,863,707
Fidelity Central Funds (cost $5,943,219)	5,943,219
Total Investments (cost $999,774,967)		$ 995,806,926
Receivable for investments sold		17,351,648
Receivable for fund shares sold		289,419
Dividends receivable		1,663,636
Distributions receivable from Fidelity Central Funds		23,329
Prepaid expenses		6,147
Other receivables		8,790
Total assets		1,015,149,895

Liabilities
Payable to custodian bank	$ 107,146
Payable for investments purchased	24,205,547
Payable for fund shares redeemed	730,021
Accrued management fee	428,531
Distribution fees payable	82,698
Other affiliated payables	249,209
Other payables and accrued expenses	53,020
Collateral on securities loaned, at value	5,943,219
Total liabilities		31,799,391

Net Assets		$ 983,350,504
Net Assets consist of:
Paid in capital		$ 1,407,388,203
Undistributed net investment income		3,404,773
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(423,470,900)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,971,572)
Net Assets		$ 983,350,504

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($92,035,165 ÷ 7,534,162 shares)	$ 12.22

Maximum offering price per share (100/94.25 of $12.22)	$ 12.97
Class T: Net Asset Value and redemption price per share ($74,902,093 ÷ 6,145,112 shares)	$ 12.19

Maximum offering price per share (100/96.50 of $12.19)	$ 12.63
Class B: Net Asset Value and offering price per share ($19,235,066 ÷ 1,660,884 shares)A	$ 11.58

Class C: Net Asset Value and offering price per share ($21,328,346 ÷ 1,850,012 shares)A	$ 11.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($775,849,834 ÷ 61,755,133 shares)	$ 12.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 7,729,580
Interest		56,463
Income from Fidelity Central Funds		275,034
Total income		8,061,077

Expenses
Management fee Basic fee	$ 2,364,047
Performance adjustment	(636,875)
Transfer agent fees	1,235,216
Distribution fees	457,173
Accounting and security lending fees	155,353
Custodian fees and expenses	83,792
Independent trustees' compensation	3,198
Registration fees	39,001
Audit	28,510
Legal	1,645
Interest	1,547
Miscellaneous	10,030
Total expenses before reductions	3,742,637
Expense reductions	(17,155)	3,725,482
Net investment income (loss)		4,335,595
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(100,693,814)
Foreign currency transactions	38,439
Total net realized gain (loss)		(100,655,375)
Change in net unrealized appreciation (depreciation) on: Investment securities	271,491,704
Assets and liabilities in foreign currencies	3,167
Total change in net unrealized appreciation (depreciation)		271,494,871
Net gain (loss)		170,839,496
Net increase (decrease) in net assets resulting from operations		$ 175,175,091

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,335,595	$ 9,287,173
Net realized gain (loss)	(100,655,375)	(317,064,214)
Change in net unrealized appreciation (depreciation)	271,494,871	(413,434,170)
Net increase (decrease) in net assets resulting from operations	175,175,091	(721,211,211)
Distributions to shareholders from net investment income	(10,053,338)	(4,649,063)
Distributions to shareholders from net realized gain	-	(62,539,435)
Total distributions	(10,053,338)	(67,188,498)
Share transactions - net increase (decrease)	(17,851,429)	348,237,688
Total increase (decrease) in net assets	147,270,324	(440,162,021)

Net Assets
Beginning of period	836,080,180	1,276,242,201
End of period (including undistributed net investment income of $3,404,773 and undistributed net investment income of $9,173,653, respectively)	$ 983,350,504	$ 836,080,180

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.13	$ 20.95	$ 18.65	$ 16.55	$ 14.59	$ 13.64
Income from Investment Operations
Net investment income (loss) E	.04	.11	.08	.05	.01	.07 H
Net realized and unrealized gain (loss)	2.13	(9.79)	2.25	2.05	2.04	.88
Total from investment operations	2.17	(9.68)	2.33	2.10	2.05	.95
Distributions from net investment income	(.08)	(.06)	(.03)	-	(.08)	-
Distributions from net realized gain	-	(1.08)	-	-	(.01)	-
Total distributions	(.08)	(1.14)	(.03)	-	(.09)	-
Net asset value, end of period	$ 12.22	$ 10.13	$ 20.95	$ 18.65	$ 16.55	$ 14.59
Total Return B, C, D	21.55%	(48.83)%	12.49%	12.69%	14.13%	6.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.06% A	1.12%	1.18%	1.22%	1.25%	1.27%
Expenses net of fee waivers, if any	1.06% A	1.12%	1.18%	1.22%	1.25%	1.27%
Expenses net of all reductions	1.05% A	1.11%	1.17%	1.20%	1.19%	1.25%
Net investment income (loss)	.88% A	.65%	.37%	.29%	.07%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,035	$ 85,997	$ 184,296	$ 111,667	$ 76,059	$ 53,531
Portfolio turnover rate G	183% A	141%	117%	92%	188%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 20.80	$ 18.54	$ 16.49	$ 14.51	$ 13.59
Income from Investment Operations
Net investment income (loss) E	.03	.07	.03	.02	(.01)	.05 H
Net realized and unrealized gain (loss)	2.11	(9.74)	2.23	2.03	2.04	.87
Total from investment operations	2.14	(9.67)	2.26	2.05	2.03	.92
Distributions from net investment income	(.02)	-	-	-	(.04)	-
Distributions from net realized gain	-	(1.06)	-	-	(.01)	-
Total distributions	(.02)	(1.06)	-	-	(.05)	-
Net asset value, end of period	$ 12.19	$ 10.07	$ 20.80	$ 18.54	$ 16.49	$ 14.51
Total Return B, C, D	21.35%	(48.96)%	12.19%	12.43%	14.03%	6.77%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.38%	1.42%	1.41%	1.40%	1.41%
Expenses net of fee waivers, if any	1.33% A	1.38%	1.42%	1.41%	1.40%	1.41%
Expenses net of all reductions	1.32% A	1.37%	1.41%	1.40%	1.34%	1.39%
Net investment income (loss)	.61% A	.40%	.13%	.09%	(.08)%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,902	$ 67,701	$ 175,292	$ 152,145	$ 286,738	$ 276,257
Portfolio turnover rate G	183% A	141%	117%	92%	188%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 19.77	$ 17.71	$ 15.84	$ 13.98	$ 13.17
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	(.07)	(.08)	(.10)	(.04) H
Net realized and unrealized gain (loss)	2.00	(9.26)	2.13	1.95	1.96	.85
Total from investment operations	2.01	(9.28)	2.06	1.87	1.86	.81
Distributions from net realized gain	-	(.92)	-	-	-	-
Net asset value, end of period	$ 11.58	$ 9.57	$ 19.77	$ 17.71	$ 15.84	$ 13.98
Total Return B, C, D	21.00%	(49.20)%	11.63%	11.81%	13.30%	6.15%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.88%	1.94%	1.99%	2.00%	2.11%
Expenses net of fee waivers, if any	1.81% A	1.88%	1.94%	1.99%	1.99%	2.05%
Expenses net of all reductions	1.81% A	1.87%	1.93%	1.97%	1.93%	2.03%
Net investment income (loss)	.12% A	(.10)%	(.39)%	(.48)%	(.67)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,235	$ 19,561	$ 55,779	$ 69,399	$ 77,731	$ 83,728
Portfolio turnover rate G	183% A	141%	117%	92%	188%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 19.73	$ 17.67	$ 15.80	$ 13.95	$ 13.14
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	(.07)	(.08)	(.10)	(.04) H
Net realized and unrealized gain (loss)	1.99	(9.21)	2.13	1.95	1.95	.85
Total from investment operations	2.00	(9.23)	2.06	1.87	1.85	.81
Distributions from net realized gain	-	(.97)	-	-	-	-
Net asset value, end of period	$ 11.53	$ 9.53	$ 19.73	$ 17.67	$ 15.80	$ 13.95
Total Return B, C, D	20.99%	(49.17)%	11.66%	11.84%	13.26%	6.16%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.87%	1.92%	1.97%	1.99%	2.02%
Expenses net of fee waivers, if any	1.81% A	1.87%	1.92%	1.97%	1.99%	2.02%
Expenses net of all reductions	1.81% A	1.86%	1.91%	1.96%	1.94%	2.00%
Net investment income (loss)	.13% A	(.10)%	(.38)%	(.47)%	(.68)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,328	$ 25,421	$ 49,262	$ 44,193	$ 42,084	$ 39,969
Portfolio turnover rate G	183% A	141%	117%	92%	188%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 21.62	$ 19.24	$ 17.04	$ 15.00	$ 13.97
Income from Investment Operations
Net investment income (loss) D	.06	.16	.14	.11	.07	.12 G
Net realized and unrealized gain (loss)	2.17	(10.10)	2.33	2.11	2.10	.91
Total from investment operations	2.23	(9.94)	2.47	2.22	2.17	1.03
Distributions from net investment income	(.15)	(.12)	(.09)	(.02)	(.12)	-
Distributions from net realized gain	-	(1.08)	-	-	(.01)	-
Total distributions	(.15)	(1.20)	(.09)	(.02)	(.13)	-
Net asset value, end of period	$ 12.56	$ 10.48	$ 21.62	$ 19.24	$ 17.04	$ 15.00
Total Return B, C	21.62%	(48.66)%	12.87%	13.04%	14.58%	7.37%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.80%	.85%	.88%	.87%	.93%
Expenses net of fee waivers, if any	.78% A	.80%	.85%	.88%	.87%	.93%
Expenses net of all reductions	.78% A	.79%	.84%	.86%	.82%	.91%
Net investment income (loss)	1.16% A	.98%	.70%	.63%	.44%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 775,850	$ 637,400	$ 811,613	$ 509,612	$ 399,610	$ 267,512
Portfolio turnover rate F	183% A	141%	117%	92%	188%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 95,768,546
Unrealized depreciation	(148,877,801)
Net unrealized appreciation (depreciation)	$ (53,109,255)
Cost for federal income tax purposes	$ 1,048,916,181

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $770,244,235 and $782,027,074, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± ..20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 99,241	$ 3,933
Class T	.25%	.25%	163,868	1,236
Class B	.75%	.25%	89,642	67,396
Class C	.75%	.25%	104,422	8,766
			$ 457,173	$ 81,331

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class B*	20,063
Class C*	773
$ 20,836

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 124,749.31
Class T	109,375.33
Class B	28,860.32
Class C	33,213.32
Institutional Class	939,019.29
	$ 1,235,216

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $86,939 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,068,133.46%		$ 1,547

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,540 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $263,634.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15,492 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,663.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 622,468	$ 541,179
Class T	160,415	-
Institutional Class	9,270,455	4,107,884
Total	$ 10,053,338	$ 4,649,063
From net realized gain
Class A	$ -	$ 9,593,789
Class T	-	8,989,776
Class B	-	2,589,683
Class C	-	2,438,700
Institutional Class	-	38,927,487
Total	$ -	$ 62,539,435

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	916,351	3,411,688	$ 9,279,413	$ 58,171,897
Reinvestment of distributions	57,989	482,394	576,409	9,491,809
Shares redeemed	(1,926,498)	(4,204,007)	(18,831,081)	(67,307,515)
Net increase (decrease)	(952,158)	(309,925)	$ (8,975,259)	$ 356,191

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class T
Shares sold	638,367	1,440,307	$ 6,441,867	$ 23,874,202
Reinvestment of distributions	15,680	447,787	155,707	8,777,162
Shares redeemed	(1,230,308)	(3,593,235)	(12,400,217)	(58,215,652)
Net increase (decrease)	(576,261)	(1,705,141)	$ (5,802,643)	$ (25,564,288)
Class B
Shares sold	139,762	229,276	$ 1,308,774	$ 3,621,454
Reinvestment of distributions	-	127,824	-	2,390,879
Shares redeemed	(522,732)	(1,134,145)	(4,975,767)	(17,730,105)
Net increase (decrease)	(382,970)	(777,045)	$ (3,666,993)	$ (11,717,772)
Class C
Shares sold	191,673	1,109,179	$ 1,855,368	$ 16,870,991
Reinvestment of distributions	-	113,261	-	2,109,188
Shares redeemed	(1,009,919)	(1,050,389)	(8,983,040)	(16,175,949)
Net increase (decrease)	(818,246)	172,051	$ (7,127,672)	$ 2,804,230
Institutional Class
Shares sold	6,318,084	27,910,748	$ 65,703,459	$ 461,646,216
Reinvestment of distributions	904,349	2,109,268	9,233,477	42,798,292
Shares redeemed	(6,279,368)	(6,748,494)	(67,215,798)	(122,085,181)
Net increase (decrease)	943,065	23,271,522	$ 7,721,138	$ 382,359,327

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Advisor Freedom 2020 Fund and Fidelity Advisor Freedom 2030 Fund were the owners of record of approximately 12% and 12%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 62% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LC-USAN-0709
1.786795.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Large Cap
Fund - Institutional Class

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.06%
Actual		$ 1,000.00	$ 1,215.50	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,019.65	$ 5.34
Class T	1.33%
Actual		$ 1,000.00	$ 1,213.50	$ 7.34
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.81%
Actual		$ 1,000.00	$ 1,210.00	$ 9.97
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Class C	1.81%
Actual		$ 1,000.00	$ 1,209.90	$ 9.97
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,216.20	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	3.6	3.7
Inverness Medical Innovations, Inc.	3.6	3.3
JPMorgan Chase & Co.	3.1	3.7
Bank of America Corp.	2.8	3.3
Cisco Systems, Inc.	2.7	3.2
MEMC Electronic Materials, Inc.	2.3	1.7
Merck & Co., Inc.	1.5	1.3
Exxon Mobil Corp.	1.5	1.4
Procter & Gamble Co.	1.5	0.0
Pfizer, Inc.	1.5	0.0
	24.1
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	24.8
Financials	20.9	18.9
Health Care	13.5	14.4
Consumer Discretionary	12.7	8.7
Energy	9.7	9.1
Asset Allocation (% of fund's net assets)
As of May 31, 2009*		As of November 30, 2008**
	Stocks 100.6%		Stocks 99.4%
	Convertible Securities 0.1%		Convertible Securities†† 0.0%
	Short-Term Investments and Net Other Assets† (0.7)%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	12.3%	** Foreign investments	14.2%

† Short-Term Investments and Net Other Assets are not included in the pie chart

†† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.2%
Autoliv, Inc.	62,400	$ 1,733,472
BorgWarner, Inc.	50,900	1,641,525
Gentex Corp.	216,800	2,556,072
Johnson Controls, Inc.	106,100	2,114,573
Tenneco, Inc. (a)	586,906	3,591,865
		11,637,507
Automobiles - 0.2%
Ford Motor Co. (a)	403,600	2,320,700
Distributors - 0.4%
Li & Fung Ltd.	1,618,000	4,386,434
Hotels, Restaurants & Leisure - 0.5%
Royal Caribbean Cruises Ltd.	153,200	2,307,192
Starbucks Corp. (a)	148,900	2,142,671
		4,449,863
Household Durables - 3.5%
Black & Decker Corp.	153,630	4,926,914
Centex Corp.	191,700	1,616,031
KB Home	291,951	4,379,265
Lennar Corp. Class A	138,600	1,318,086
Mohawk Industries, Inc. (a)	115,800	4,431,666
Newell Rubbermaid, Inc.	861,600	9,917,016
Pulte Homes, Inc.	504,400	4,438,720
Ryland Group, Inc.	174,320	2,977,386
		34,005,084
Media - 0.7%
Lamar Advertising Co. Class A (a)	106,466	1,977,074
The Walt Disney Co.	40,500	980,910
Viacom, Inc. Class B (non-vtg.) (a)	181,566	4,025,318
		6,983,302
Multiline Retail - 1.3%
Kohl's Corp. (a)	15,200	645,544
Macy's, Inc.	235,500	2,750,640
Saks, Inc. (a)(e)	346,000	1,321,720
Target Corp.	197,800	7,773,540
		12,491,444
Specialty Retail - 4.1%
AnnTaylor Stores Corp. (a)	499,736	3,658,068
Best Buy Co., Inc.	186,800	6,556,680
Dick's Sporting Goods, Inc. (a)	97,728	1,739,558
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	187,800	$ 4,349,448
Lowe's Companies, Inc.	493,900	9,389,039
Staples, Inc.	709,075	14,500,584
		40,193,377
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (a)	371,062	6,270,948
Liz Claiborne, Inc.	372,738	1,677,321
		7,948,269
TOTAL CONSUMER DISCRETIONARY		124,415,980
CONSUMER STAPLES - 6.3%
Beverages - 1.8%
Anheuser-Busch InBev NV	243,800	8,600,146
Constellation Brands, Inc. Class A (sub. vtg.) (a)	110,600	1,278,536
The Coca-Cola Co.	167,210	8,220,044
		18,098,726
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	317,700	9,467,460
Safeway, Inc.	43,000	871,180
		10,338,640
Food Products - 1.2%
DANONE (e)	68,854	3,441,376
Nestle SA (Reg.)	230,822	8,405,679
		11,847,055
Household Products - 1.5%
Procter & Gamble Co.	282,409	14,668,323
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	35,100	1,161,108
Tobacco - 0.6%
Philip Morris International, Inc.	128,500	5,479,240
TOTAL CONSUMER STAPLES		61,593,092
ENERGY - 9.7%
Energy Equipment & Services - 1.7%
Helmerich & Payne, Inc.	84,900	2,968,953
Schlumberger Ltd. (NY Shares)	96,900	5,545,587
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	90,200	$ 2,632,938
Weatherford International Ltd. (a)	291,300	6,029,910
		17,177,388
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	42,700	2,040,206
Chevron Corp.	78,300	5,220,261
ConocoPhillips	172,700	7,916,568
Denbury Resources, Inc. (a)	304,028	5,226,241
Devon Energy Corp.	37,500	2,371,500
EOG Resources, Inc.	50,400	3,688,776
EXCO Resources, Inc. (a)	132,200	2,034,558
Exxon Mobil Corp.	218,226	15,133,973
Hess Corp.	74,000	4,927,660
Marathon Oil Corp.	236,300	7,533,244
Occidental Petroleum Corp.	136,200	9,140,382
Petrohawk Energy Corp. (a)	73,301	1,847,185
Range Resources Corp.	79,800	3,655,638
Royal Dutch Shell PLC Class A sponsored ADR	80,900	4,361,319
Suncor Energy, Inc.	97,200	3,405,294
		78,502,805
TOTAL ENERGY		95,680,193
FINANCIALS - 20.9%
Capital Markets - 3.5%
Goldman Sachs Group, Inc.	94,600	13,676,322
Greenhill & Co., Inc.	1,200	88,200
Legg Mason, Inc.	105,700	2,037,896
Morgan Stanley	332,645	10,085,796
Northern Trust Corp.	16,600	956,990
State Street Corp.	162,462	7,546,360
		34,391,564
Commercial Banks - 6.5%
Comerica, Inc.	158,900	3,444,952
HSBC Holdings PLC sponsored ADR	81,200	3,691,352
PNC Financial Services Group, Inc.	275,627	12,554,810
SunTrust Banks, Inc.	51,500	678,255
U.S. Bancorp, Delaware	415,600	7,979,520
Wells Fargo & Co.	1,382,282	35,248,193
		63,597,082
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.1%
American Express Co.	58,000	$ 1,441,300
Capital One Financial Corp.	377,850	9,234,654
		10,675,954
Diversified Financial Services - 6.3%
Bank of America Corp.	2,457,838	27,699,834
Hong Kong Exchange & Clearing Ltd.	195,500	3,054,785
JPMorgan Chase & Co.	831,621	30,686,815
KKR Financial Holdings LLC	422,900	528,625
		61,970,059
Insurance - 1.9%
ACE Ltd.	124,300	5,467,957
Everest Re Group Ltd.	61,775	4,276,683
Genworth Financial, Inc. Class A (non-vtg.)	86,300	510,896
Hartford Financial Services Group, Inc.	43,100	618,054
Lincoln National Corp.	66,500	1,260,175
MetLife, Inc.	139,000	4,378,500
XL Capital Ltd. Class A	271,500	2,747,580
		19,259,845
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	737,016	5,380,217
Jones Lang LaSalle, Inc.	53,691	1,881,870
		7,262,087
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (e)	763,522	3,328,956
Radian Group, Inc.	1,911,669	5,410,023
		8,738,979
TOTAL FINANCIALS		205,895,570
HEALTH CARE - 13.5%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)(e)	134,000	2,728,240
Biogen Idec, Inc. (a)	35,400	1,833,366
Celgene Corp. (a)	51,600	2,179,584
Cephalon, Inc. (a)	52,575	3,065,648
Vertex Pharmaceuticals, Inc. (a)	191,300	5,702,653
		15,509,491
Health Care Equipment & Supplies - 4.3%
Baxter International, Inc.	80,100	4,100,319
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Conceptus, Inc. (a)	156,003	$ 2,472,648
HeartWare International, Inc. unit (a)	216,163	160,911
Inverness Medical Innovations, Inc. (a)	1,071,702	34,862,450
Masimo Corp. (a)	16,100	385,434
St. Jude Medical, Inc. (a)	7,600	296,552
		42,278,314
Health Care Providers & Services - 1.5%
Express Scripts, Inc. (a)	132,900	8,512,245
McKesson Corp.	62,200	2,559,530
Medco Health Solutions, Inc. (a)	9,800	449,722
WellPoint, Inc. (a)	75,300	3,506,721
		15,028,218
Health Care Technology - 0.1%
IMS Health, Inc.	117,100	1,409,884
Life Sciences Tools & Services - 1.3%
AMAG Pharmaceuticals, Inc. (a)	85,174	4,480,152
Illumina, Inc. (a)	69,500	2,551,345
Lonza Group AG	9,345	968,476
QIAGEN NV (a)	256,500	4,514,400
		12,514,373
Pharmaceuticals - 4.7%
Abbott Laboratories	216,600	9,759,996
Allergan, Inc.	113,173	4,994,324
Cardiome Pharma Corp. (a)	133,900	551,887
Elan Corp. PLC sponsored ADR (a)	203,900	1,423,222
Merck & Co., Inc.	550,572	15,184,776
Pfizer, Inc.	958,200	14,555,058
		46,469,263
TOTAL HEALTH CARE		133,209,543
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.3%
BE Aerospace, Inc. (a)	132,800	1,976,064
Honeywell International, Inc.	303,000	10,047,480
The Boeing Co.	22,100	991,185
		13,014,729
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	9,400	$ 477,708
FedEx Corp.	21,115	1,170,404
		1,648,112
Building Products - 0.2%
Masco Corp.	235,400	2,438,744
Commercial Services & Supplies - 0.2%
Interface, Inc. Class A	249,600	1,582,464
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	99,100	2,260,471
Electrical Equipment - 2.1%
First Solar, Inc. (a)	50,900	9,671,000
Q-Cells SE (a)	89,500	2,264,366
Rockwell Automation, Inc.	99,100	3,041,379
SMA Solar Technology AG	11,240	912,400
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	282,221	4,611,491
		20,500,636
Industrial Conglomerates - 0.6%
Koninklijke Philips Electronics NV (NY Shares)	50,288	952,958
Siemens AG sponsored ADR	29,800	2,188,512
Textron, Inc.	256,300	2,947,450
		6,088,920
Machinery - 2.3%
Caterpillar, Inc.	88,200	3,127,572
Cummins, Inc.	158,001	5,123,972
Deere & Co.	69,800	3,034,206
Ingersoll-Rand Co. Ltd. Class A	158,900	3,214,547
Navistar International Corp. (a)	109,141	4,344,903
PACCAR, Inc.	43,100	1,286,535
Parker Hannifin Corp.	8,800	371,888
Toro Co.	76,300	2,350,040
		22,853,663
Professional Services - 0.0%
IHS, Inc. Class A (a)	2,000	96,000
Road & Rail - 1.5%
Con-way, Inc.	168,549	5,410,423
Ryder System, Inc.	246,676	6,951,330
Union Pacific Corp.	42,600	2,098,902
		14,460,655
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Watsco, Inc.	27,000	$ 1,329,210
WESCO International, Inc. (a)	7,600	203,148
		1,532,358
TOTAL INDUSTRIALS		86,476,752
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 6.2%
Cisco Systems, Inc. (a)	1,446,700	26,763,950
Corning, Inc.	590,850	8,685,495
Juniper Networks, Inc. (a)	455,408	11,262,240
QUALCOMM, Inc.	330,500	14,406,495
		61,118,180
Computers & Peripherals - 2.5%
Apple, Inc. (a)	103,300	14,029,173
Hewlett-Packard Co.	286,100	9,827,535
SanDisk Corp. (a)	62,000	970,920
		24,827,628
Electronic Equipment & Components - 0.5%
BYD Co. Ltd. (H Shares) (a)	374,500	1,509,140
Itron, Inc. (a)	41,300	2,409,442
Tyco Electronics Ltd.	78,600	1,365,282
		5,283,864
Internet Software & Services - 1.4%
Google, Inc. Class A (sub. vtg.) (a)	33,150	13,831,175
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	234,060	5,895,971
MasterCard, Inc. Class A	24,900	4,390,617
		10,286,588
Semiconductors & Semiconductor Equipment - 7.1%
Analog Devices, Inc.	145,600	3,554,096
ARM Holdings PLC sponsored ADR	759,167	3,993,218
ASML Holding NV (NY Shares)	367,500	7,607,250
Infineon Technologies AG (a)	553,800	1,744,395
Intel Corp.	318,301	5,003,692
Lam Research Corp. (a)	277,698	7,272,911
MEMC Electronic Materials, Inc. (a)	1,170,936	22,587,355
National Semiconductor Corp.	505,300	7,013,564
Samsung Electronics Co. Ltd.	987	440,250
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Taiwan Semiconductor Manufacturing Co. Ltd.	2,634,821	$ 4,868,298
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	497,647	5,444,258
		69,529,287
Software - 3.0%
Adobe Systems, Inc. (a)	156,400	4,407,352
ANSYS, Inc. (a)	17,463	521,445
Autonomy Corp. PLC (a)	231,263	5,794,534
Citrix Systems, Inc. (a)	31,700	995,697
Electronic Arts, Inc. (a)	223,312	5,133,943
Microsoft Corp.	319,000	6,663,910
Nintendo Co. Ltd.	7,300	1,966,912
Salesforce.com, Inc. (a)	68,480	2,598,816
VMware, Inc. Class A (a)	51,000	1,583,040
		29,665,649
TOTAL INFORMATION TECHNOLOGY		214,542,371
MATERIALS - 3.9%
Chemicals - 3.6%
Albemarle Corp.	196,274	5,538,852
Ashland, Inc.	97,300	2,607,640
Celanese Corp. Class A	125,255	2,568,980
Dow Chemical Co.	406,600	7,188,688
E.I. du Pont de Nemours & Co.	169,000	4,811,430
Rockwood Holdings, Inc. (a)	320,200	4,777,384
The Mosaic Co.	20,000	1,094,000
W.R. Grace & Co. (a)	486,700	6,317,366
		34,904,340
Containers & Packaging - 0.1%
Temple-Inland, Inc.	110,913	1,417,468
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	63,800	2,142,404
TOTAL MATERIALS		38,464,212
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	359,770	10,526,870
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	843,455	$ 4,343,793
TOTAL TELECOMMUNICATION SERVICES		14,870,663
UTILITIES - 1.5%
Electric Utilities - 1.1%
Allegheny Energy, Inc.	82,700	2,067,500
Entergy Corp.	56,200	4,193,644
Exelon Corp.	96,100	4,613,761
		10,874,905
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	353,663	3,533,093
TOTAL UTILITIES		14,407,998
TOTAL COMMON STOCKS (Cost $992,797,400)		989,556,374
Convertible Bonds - 0.1%
	Principal Amount
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp.:
6% 9/30/14 (d)(f)	$ 1,480,000	185,000
7.75% 6/1/15 (d)	3,200,000	121,333
		306,333
TOTAL CONVERTIBLE BONDS (Cost $1,033,348)		306,333
Money Market Funds - 0.6%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c) (Cost $5,943,219)	5,943,219	5,943,219
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $1,000)	$ 1,000	$ 1,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $999,774,967)		995,806,926
NET OTHER ASSETS - (1.3)%		(12,456,422)
NET ASSETS - 100%		$ 983,350,504
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 44
Bank of America, NA	85
Barclays Capital, Inc.	142
Credit Suisse Securities (USA) LLC	7
Deutsche Bank Securities, Inc.	156
HSBC Securities (USA), Inc.	142
ING Financial Markets LLC	47
J.P. Morgan Securities, Inc.	329
Mizuho Securities USA, Inc.	24
Societe Generale, New York Branch	24
$ 1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,400
Fidelity Securities Lending Cash Central Fund	263,634
Total	$ 275,034
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 995,806,926	$ 946,981,491	$ 48,519,102	$ 306,333
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,705,000
Total Realized Gain (Loss)	(2,225,168)
Total Unrealized Gain (Loss)	41,101
Cost of Purchases	-
Proceeds of Sales	(1,294,832)
Amortization/Accretion	-
Transfer in/out of Level 3	80,232
Ending Balance	$ 306,333

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.7%
Switzerland	2.2%
United Kingdom	1.9%
Netherlands	1.4%
Taiwan	1.1%
Others (individually less than 1%)	5.7%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $226,518,143 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $55,812,795 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,680,692 and repurchase agreements of $1,000) - See accompanying schedule: Unaffiliated issuers (cost $993,831,748)	$ 989,863,707
Fidelity Central Funds (cost $5,943,219)	5,943,219
Total Investments (cost $999,774,967)		$ 995,806,926
Receivable for investments sold		17,351,648
Receivable for fund shares sold		289,419
Dividends receivable		1,663,636
Distributions receivable from Fidelity Central Funds		23,329
Prepaid expenses		6,147
Other receivables		8,790
Total assets		1,015,149,895

Liabilities
Payable to custodian bank	$ 107,146
Payable for investments purchased	24,205,547
Payable for fund shares redeemed	730,021
Accrued management fee	428,531
Distribution fees payable	82,698
Other affiliated payables	249,209
Other payables and accrued expenses	53,020
Collateral on securities loaned, at value	5,943,219
Total liabilities		31,799,391

Net Assets		$ 983,350,504
Net Assets consist of:
Paid in capital		$ 1,407,388,203
Undistributed net investment income		3,404,773
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(423,470,900)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,971,572)
Net Assets		$ 983,350,504

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($92,035,165 ÷ 7,534,162 shares)	$ 12.22

Maximum offering price per share (100/94.25 of $12.22)	$ 12.97
Class T: Net Asset Value and redemption price per share ($74,902,093 ÷ 6,145,112 shares)	$ 12.19

Maximum offering price per share (100/96.50 of $12.19)	$ 12.63
Class B: Net Asset Value and offering price per share ($19,235,066 ÷ 1,660,884 shares)A	$ 11.58

Class C: Net Asset Value and offering price per share ($21,328,346 ÷ 1,850,012 shares)A	$ 11.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($775,849,834 ÷ 61,755,133 shares)	$ 12.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 7,729,580
Interest		56,463
Income from Fidelity Central Funds		275,034
Total income		8,061,077

Expenses
Management fee Basic fee	$ 2,364,047
Performance adjustment	(636,875)
Transfer agent fees	1,235,216
Distribution fees	457,173
Accounting and security lending fees	155,353
Custodian fees and expenses	83,792
Independent trustees' compensation	3,198
Registration fees	39,001
Audit	28,510
Legal	1,645
Interest	1,547
Miscellaneous	10,030
Total expenses before reductions	3,742,637
Expense reductions	(17,155)	3,725,482
Net investment income (loss)		4,335,595
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(100,693,814)
Foreign currency transactions	38,439
Total net realized gain (loss)		(100,655,375)
Change in net unrealized appreciation (depreciation) on: Investment securities	271,491,704
Assets and liabilities in foreign currencies	3,167
Total change in net unrealized appreciation (depreciation)		271,494,871
Net gain (loss)		170,839,496
Net increase (decrease) in net assets resulting from operations		$ 175,175,091

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,335,595	$ 9,287,173
Net realized gain (loss)	(100,655,375)	(317,064,214)
Change in net unrealized appreciation (depreciation)	271,494,871	(413,434,170)
Net increase (decrease) in net assets resulting from operations	175,175,091	(721,211,211)
Distributions to shareholders from net investment income	(10,053,338)	(4,649,063)
Distributions to shareholders from net realized gain	-	(62,539,435)
Total distributions	(10,053,338)	(67,188,498)
Share transactions - net increase (decrease)	(17,851,429)	348,237,688
Total increase (decrease) in net assets	147,270,324	(440,162,021)

Net Assets
Beginning of period	836,080,180	1,276,242,201
End of period (including undistributed net investment income of $3,404,773 and undistributed net investment income of $9,173,653, respectively)	$ 983,350,504	$ 836,080,180

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.13	$ 20.95	$ 18.65	$ 16.55	$ 14.59	$ 13.64
Income from Investment Operations
Net investment income (loss) E	.04	.11	.08	.05	.01	.07 H
Net realized and unrealized gain (loss)	2.13	(9.79)	2.25	2.05	2.04	.88
Total from investment operations	2.17	(9.68)	2.33	2.10	2.05	.95
Distributions from net investment income	(.08)	(.06)	(.03)	-	(.08)	-
Distributions from net realized gain	-	(1.08)	-	-	(.01)	-
Total distributions	(.08)	(1.14)	(.03)	-	(.09)	-
Net asset value, end of period	$ 12.22	$ 10.13	$ 20.95	$ 18.65	$ 16.55	$ 14.59
Total Return B, C, D	21.55%	(48.83)%	12.49%	12.69%	14.13%	6.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.06% A	1.12%	1.18%	1.22%	1.25%	1.27%
Expenses net of fee waivers, if any	1.06% A	1.12%	1.18%	1.22%	1.25%	1.27%
Expenses net of all reductions	1.05% A	1.11%	1.17%	1.20%	1.19%	1.25%
Net investment income (loss)	.88% A	.65%	.37%	.29%	.07%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,035	$ 85,997	$ 184,296	$ 111,667	$ 76,059	$ 53,531
Portfolio turnover rate G	183% A	141%	117%	92%	188%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 20.80	$ 18.54	$ 16.49	$ 14.51	$ 13.59
Income from Investment Operations
Net investment income (loss) E	.03	.07	.03	.02	(.01)	.05 H
Net realized and unrealized gain (loss)	2.11	(9.74)	2.23	2.03	2.04	.87
Total from investment operations	2.14	(9.67)	2.26	2.05	2.03	.92
Distributions from net investment income	(.02)	-	-	-	(.04)	-
Distributions from net realized gain	-	(1.06)	-	-	(.01)	-
Total distributions	(.02)	(1.06)	-	-	(.05)	-
Net asset value, end of period	$ 12.19	$ 10.07	$ 20.80	$ 18.54	$ 16.49	$ 14.51
Total Return B, C, D	21.35%	(48.96)%	12.19%	12.43%	14.03%	6.77%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.38%	1.42%	1.41%	1.40%	1.41%
Expenses net of fee waivers, if any	1.33% A	1.38%	1.42%	1.41%	1.40%	1.41%
Expenses net of all reductions	1.32% A	1.37%	1.41%	1.40%	1.34%	1.39%
Net investment income (loss)	.61% A	.40%	.13%	.09%	(.08)%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,902	$ 67,701	$ 175,292	$ 152,145	$ 286,738	$ 276,257
Portfolio turnover rate G	183% A	141%	117%	92%	188%	64%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 19.77	$ 17.71	$ 15.84	$ 13.98	$ 13.17
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	(.07)	(.08)	(.10)	(.04) H
Net realized and unrealized gain (loss)	2.00	(9.26)	2.13	1.95	1.96	.85
Total from investment operations	2.01	(9.28)	2.06	1.87	1.86	.81
Distributions from net realized gain	-	(.92)	-	-	-	-
Net asset value, end of period	$ 11.58	$ 9.57	$ 19.77	$ 17.71	$ 15.84	$ 13.98
Total Return B, C, D	21.00%	(49.20)%	11.63%	11.81%	13.30%	6.15%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.88%	1.94%	1.99%	2.00%	2.11%
Expenses net of fee waivers, if any	1.81% A	1.88%	1.94%	1.99%	1.99%	2.05%
Expenses net of all reductions	1.81% A	1.87%	1.93%	1.97%	1.93%	2.03%
Net investment income (loss)	.12% A	(.10)%	(.39)%	(.48)%	(.67)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,235	$ 19,561	$ 55,779	$ 69,399	$ 77,731	$ 83,728
Portfolio turnover rate G	183% A	141%	117%	92%	188%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 19.73	$ 17.67	$ 15.80	$ 13.95	$ 13.14
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	(.07)	(.08)	(.10)	(.04) H
Net realized and unrealized gain (loss)	1.99	(9.21)	2.13	1.95	1.95	.85
Total from investment operations	2.00	(9.23)	2.06	1.87	1.85	.81
Distributions from net realized gain	-	(.97)	-	-	-	-
Net asset value, end of period	$ 11.53	$ 9.53	$ 19.73	$ 17.67	$ 15.80	$ 13.95
Total Return B, C, D	20.99%	(49.17)%	11.66%	11.84%	13.26%	6.16%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.87%	1.92%	1.97%	1.99%	2.02%
Expenses net of fee waivers, if any	1.81% A	1.87%	1.92%	1.97%	1.99%	2.02%
Expenses net of all reductions	1.81% A	1.86%	1.91%	1.96%	1.94%	2.00%
Net investment income (loss)	.13% A	(.10)%	(.38)%	(.47)%	(.68)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,328	$ 25,421	$ 49,262	$ 44,193	$ 42,084	$ 39,969
Portfolio turnover rate G	183% A	141%	117%	92%	188%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 21.62	$ 19.24	$ 17.04	$ 15.00	$ 13.97
Income from Investment Operations
Net investment income (loss) D	.06	.16	.14	.11	.07	.12 G
Net realized and unrealized gain (loss)	2.17	(10.10)	2.33	2.11	2.10	.91
Total from investment operations	2.23	(9.94)	2.47	2.22	2.17	1.03
Distributions from net investment income	(.15)	(.12)	(.09)	(.02)	(.12)	-
Distributions from net realized gain	-	(1.08)	-	-	(.01)	-
Total distributions	(.15)	(1.20)	(.09)	(.02)	(.13)	-
Net asset value, end of period	$ 12.56	$ 10.48	$ 21.62	$ 19.24	$ 17.04	$ 15.00
Total Return B, C	21.62%	(48.66)%	12.87%	13.04%	14.58%	7.37%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.80%	.85%	.88%	.87%	.93%
Expenses net of fee waivers, if any	.78% A	.80%	.85%	.88%	.87%	.93%
Expenses net of all reductions	.78% A	.79%	.84%	.86%	.82%	.91%
Net investment income (loss)	1.16% A	.98%	.70%	.63%	.44%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 775,850	$ 637,400	$ 811,613	$ 509,612	$ 399,610	$ 267,512
Portfolio turnover rate F	183% A	141%	117%	92%	188%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 95,768,546
Unrealized depreciation	(148,877,801)
Net unrealized appreciation (depreciation)	$ (53,109,255)
Cost for federal income tax purposes	$ 1,048,916,181

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $770,244,235 and $782,027,074, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± ..20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 99,241	$ 3,933
Class T	.25%	.25%	163,868	1,236
Class B	.75%	.25%	89,642	67,396
Class C	.75%	.25%	104,422	8,766
			$ 457,173	$ 81,331

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class B*	20,063
Class C*	773
$ 20,836

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 124,749.31
Class T	109,375.33
Class B	28,860.32
Class C	33,213.32
Institutional Class	939,019.29
	$ 1,235,216

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $86,939 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,068,133.46%		$ 1,547

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,540 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $263,634.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15,492 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,663.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 622,468	$ 541,179
Class T	160,415	-
Institutional Class	9,270,455	4,107,884
Total	$ 10,053,338	$ 4,649,063
From net realized gain
Class A	$ -	$ 9,593,789
Class T	-	8,989,776
Class B	-	2,589,683
Class C	-	2,438,700
Institutional Class	-	38,927,487
Total	$ -	$ 62,539,435

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	916,351	3,411,688	$ 9,279,413	$ 58,171,897
Reinvestment of distributions	57,989	482,394	576,409	9,491,809
Shares redeemed	(1,926,498)	(4,204,007)	(18,831,081)	(67,307,515)
Net increase (decrease)	(952,158)	(309,925)	$ (8,975,259)	$ 356,191

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class T
Shares sold	638,367	1,440,307	$ 6,441,867	$ 23,874,202
Reinvestment of distributions	15,680	447,787	155,707	8,777,162
Shares redeemed	(1,230,308)	(3,593,235)	(12,400,217)	(58,215,652)
Net increase (decrease)	(576,261)	(1,705,141)	$ (5,802,643)	$ (25,564,288)
Class B
Shares sold	139,762	229,276	$ 1,308,774	$ 3,621,454
Reinvestment of distributions	-	127,824	-	2,390,879
Shares redeemed	(522,732)	(1,134,145)	(4,975,767)	(17,730,105)
Net increase (decrease)	(382,970)	(777,045)	$ (3,666,993)	$ (11,717,772)
Class C
Shares sold	191,673	1,109,179	$ 1,855,368	$ 16,870,991
Reinvestment of distributions	-	113,261	-	2,109,188
Shares redeemed	(1,009,919)	(1,050,389)	(8,983,040)	(16,175,949)
Net increase (decrease)	(818,246)	172,051	$ (7,127,672)	$ 2,804,230
Institutional Class
Shares sold	6,318,084	27,910,748	$ 65,703,459	$ 461,646,216
Reinvestment of distributions	904,349	2,109,268	9,233,477	42,798,292
Shares redeemed	(6,279,368)	(6,748,494)	(67,215,798)	(122,085,181)
Net increase (decrease)	943,065	23,271,522	$ 7,721,138	$ 382,359,327

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Advisor Freedom 2020 Fund and Fidelity Advisor Freedom 2030 Fund were the owners of record of approximately 12% and 12%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 62% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LCI-USAN-0709
1.786796.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mid Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	.77%
Actual		$ 1,000.00	$ 1,268.10	$ 4.35
Hypothetical A		$ 1,000.00	$ 1,021.09	$ 3.88
Class T	.98%
Actual		$ 1,000.00	$ 1,266.00	$ 5.54
Hypothetical A		$ 1,000.00	$ 1,020.04	$ 4.94
Class B	1.52%
Actual		$ 1,000.00	$ 1,263.70	$ 8.58
Hypothetical A		$ 1,000.00	$ 1,017.35	$ 7.64
Class C	1.52%
Actual		$ 1,000.00	$ 1,262.70	$ 8.57
Hypothetical A		$ 1,000.00	$ 1,017.35	$ 7.64
Institutional Class	.45%
Actual		$ 1,000.00	$ 1,270.10	$ 2.55
Hypothetical A		$ 1,000.00	$ 1,022.69	$ 2.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Anheuser-Busch InBev NV	5.1	3.0
Express Scripts, Inc.	3.2	4.1
Wendy's/Arby's Group, Inc.	3.1	0.0
Juniper Networks, Inc.	3.1	1.3
Electronic Arts, Inc.	3.0	2.4
Boston Scientific Corp.	3.0	0.8
Fiserv, Inc.	3.0	5.2
QUALCOMM, Inc.	2.9	3.1
DeVry, Inc.	2.8	4.3
BM&F BOVESPA SA	2.8	0.8
	32.0
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.4	14.1
Consumer Discretionary	18.1	19.3
Financials	15.6	18.5
Energy	12.9	6.8
Health Care	11.0	12.3
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 100.7%		Stocks 98.0%
	Convertible Securities 0.0%		Convertible Securities†† 0.0%
	Short-Term Investments and Net Other Assets† (0.7)%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	22.0%	** Foreign investments	13.9%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

†† Amount represents less than 0.1%.

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.1%
Diversified Consumer Services - 2.8%
DeVry, Inc.	1,892,063	$ 82,437
Hotels, Restaurants & Leisure - 9.1%
International Game Technology	3,540,358	61,461
Las Vegas Sands Corp. unit	163,000	27,200
Royal Caribbean Cruises Ltd. (d)	1,935,423	29,147
Starbucks Corp. (a)	4,122,100	59,317
Wendy's/Arby's Group, Inc.	21,429,483	90,004
		267,129
Media - 2.9%
The DIRECTV Group, Inc. (a)(d)	1,283,100	28,870
The Walt Disney Co.	2,292,800	55,532
		84,402
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	766,573	23,082
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. (a)	1,601,552	27,066
Phillips-Van Heusen Corp.	1,534,615	45,225
		72,291
TOTAL CONSUMER DISCRETIONARY		529,341
CONSUMER STAPLES - 8.1%
Beverages - 7.2%
Anheuser-Busch InBev NV (d)	4,236,301	149,436
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	2,897,317	59,772
		209,208
Food Products - 0.9%
Cosan Ltd. Class A (a)	5,425,287	27,723
TOTAL CONSUMER STAPLES		236,931
ENERGY - 12.9%
Energy Equipment & Services - 7.0%
Cameron International Corp. (a)	482,700	15,075
FMC Technologies, Inc. (a)	370,600	15,424
Helmerich & Payne, Inc.	883,500	30,896
Noble Corp.	906,400	31,153
Pride International, Inc. (a)	1,202,327	29,120
SEACOR Holdings, Inc. (a)	568,635	43,449
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	819,783	$ 23,929
Weatherford International Ltd. (a)	759,900	15,730
		204,776
Oil, Gas & Consumable Fuels - 5.9%
CONSOL Energy, Inc.	720,800	29,668
Denbury Resources, Inc. (a)	1,539,260	26,460
Hess Corp.	459,000	30,565
PT Bumi Resources Tbk	172,860,000	33,298
Southern Union Co.	1,082,700	18,817
Ultra Petroleum Corp. (a)	759,500	34,390
		173,198
TOTAL ENERGY		377,974
FINANCIALS - 15.6%
Capital Markets - 7.1%
Ashmore Global Opps Ltd. (a)(e)	2,774,656	15,402
Ashmore Group PLC	18,377,320	62,500
Greenhill & Co., Inc. (d)	578,512	42,521
Janus Capital Group, Inc.	2,716,256	27,543
Morgan Stanley	1,953,700	59,236
		207,202
Diversified Financial Services - 8.5%
Bank of America Corp.	6,346,200	71,522
BM&F BOVESPA SA	14,061,200	80,646
GHL Acquisition Corp. (a)	2,132,500	20,749
GHL Acquisition Corp. unit (a)	1,375,120	14,164
IntercontinentalExchange, Inc. (a)	569,100	61,343
		248,424
TOTAL FINANCIALS		455,626
HEALTH CARE - 11.0%
Biotechnology - 2.6%
Cephalon, Inc. (a)(d)	716,327	41,769
Vertex Pharmaceuticals, Inc. (a)	1,173,900	34,994
		76,763
Health Care Equipment & Supplies - 5.2%
Boston Scientific Corp. (a)	9,433,900	88,679
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)	1,002,089	$ 63,973
Masimo Corp. (a)	12,100	290
		152,942
Health Care Providers & Services - 3.2%
Express Scripts, Inc. (a)	1,452,973	93,063
TOTAL HEALTH CARE		322,768
INDUSTRIALS - 8.2%
Construction & Engineering - 1.1%
China Railway Construction Corp. Ltd. (H Shares) (a)	21,013,000	30,508
Machinery - 4.0%
AGCO Corp. (a)	866,124	24,996
Bucyrus International, Inc. Class A	525,600	15,074
Flowserve Corp.	606,600	44,628
Joy Global, Inc.	942,700	32,495
		117,193
Road & Rail - 3.1%
America Latina Logistica SA unit	4,701,500	27,443
CSX Corp.	2,021,000	64,187
		91,630
TOTAL INDUSTRIALS		239,331
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 6.7%
3Com Corp. (a)	4,903,100	21,181
Juniper Networks, Inc. (a)	3,621,550	89,561
QUALCOMM, Inc.	1,936,000	84,390
		195,132
Computers & Peripherals - 0.3%
Teradata Corp. (a)	405,100	8,750
Internet Software & Services - 0.5%
AsiaInfo Holdings, Inc. (a)	699,200	14,655
GSI Commerce, Inc. (a)(d)	125,941	1,620
		16,275
IT Services - 3.0%
Fiserv, Inc. (a)	2,084,668	88,307
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.3%
ASML Holding NV (NY Shares)	1,469,700	$ 30,423
Cypress Semiconductor Corp. (a)	1,093,002	9,400
MEMC Electronic Materials, Inc. (a)	2,905,000	56,037
		95,860
Software - 4.6%
Activision Blizzard, Inc. (a)	2,569,500	31,040
ANSYS, Inc. (a)	500,000	14,930
Electronic Arts, Inc. (a)	3,859,389	88,727
VMware, Inc. Class A (a)	9,500	295
		134,992
TOTAL INFORMATION TECHNOLOGY		539,316
MATERIALS - 6.6%
Construction Materials - 2.0%
China National Building Materials Co. Ltd. (H Shares)	6,744,000	14,940
Texas Industries, Inc. (d)	1,276,736	43,447
		58,387
Metals & Mining - 4.6%
Freeport-McMoRan Copper & Gold, Inc. Class B	1,178,337	64,137
Steel Dynamics, Inc.	1,493,100	22,307
United States Steel Corp. (d)	1,388,700	47,327
		133,771
TOTAL MATERIALS		192,158
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	1,629,467	51,931
TOTAL COMMON STOCKS (Cost $2,718,271)		2,945,376
Money Market Funds - 5.2%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c) (Cost $153,293)	153,293,187	$ 153,293
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $2,871,564)		3,098,669
NET OTHER ASSETS - (5.9)%		(173,668)
NET ASSETS - 100%		$ 2,925,001
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 192
Fidelity Securities Lending Cash Central Fund	1,557
Total	$ 1,749
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opps Ltd.	$ 19,766	$ -	$ -	$ -	$ 15,402
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,098,669	$ 2,765,385	$ 333,284	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 31,370
Total Realized Gain (Loss)	(9,814)
Total Unrealized Gain (Loss)	31,553
Cost of Purchases	-
Proceeds of Sales	(25,909)
Amortization/Accretion	-
Transfer in/out of Level 3	(27,200)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.0%
Belgium	5.1%
Brazil	3.7%
United Kingdom	2.6%
Greece	2.1%
Switzerland	1.6%
China	1.6%
Canada	1.2%
Indonesia	1.1%
Netherlands	1.1%
Liberia	1.0%
Others (individually less than 1%)	0.9%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $1,717,810,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $146,745,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $151,829) - See accompanying schedule: Unaffiliated issuers (cost $2,692,618)	$ 2,929,974
Fidelity Central Funds (cost $153,293)	153,293
Other affiliated issuers (cost $25,653)	15,402
Total Investments (cost $2,871,564)		$ 3,098,669
Receivable for investments sold		160,649
Receivable for fund shares sold		3,555
Dividends receivable		2,679
Distributions receivable from Fidelity Central Funds		273
Prepaid expenses		22
Other receivables		59
Total assets		3,265,906

Liabilities
Payable to custodian bank	$ 1,934
Payable for investments purchased	174,325
Payable for fund shares redeemed	8,802
Accrued management fee	499
Distribution fees payable	1,015
Other affiliated payables	720
Other payables and accrued expenses	317
Collateral on securities loaned, at value	153,293
Total liabilities		340,905

Net Assets		$ 2,925,001
Net Assets consist of:
Paid in capital		$ 5,023,694
Undistributed net investment income		4,753
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,330,283)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		226,837
Net Assets		$ 2,925,001

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($816,016 ÷ 61,167 shares)	$ 13.34

Maximum offering price per share (100/94.25 of $13.34)	$ 14.15
Class T: Net Asset Value and redemption price per share ($1,497,427 ÷ 111,136 shares)	$ 13.47

Maximum offering price per share (100/96.50 of $13.47)	$ 13.96
Class B: Net Asset Value and offering price per share ($142,766 ÷ 11,245 shares)A	$ 12.70

Class C: Net Asset Value and offering price per share ($171,404 ÷ 13,506 shares)A	$ 12.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($297,388 ÷ 21,447 shares)	$ 13.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)
Investment Income
Dividends		$ 14,925
Interest		1
Income from Fidelity Central Funds (including $1,557 from security lending)		1,749
Total income		16,675

Expenses
Management fee Basic fee	$ 7,324
Performance adjustment	(5,302)
Transfer agent fees	3,718
Distribution fees	5,656
Accounting and security lending fees	409
Custodian fees and expenses	42
Independent trustees' compensation	10
Registration fees	66
Audit	31
Legal	10
Interest	10
Miscellaneous	39
Total expenses before reductions	12,013
Expense reductions	(91)	11,922
Net investment income (loss)		4,753
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(355,208)
Foreign currency transactions	1,925
Total net realized gain (loss)		(353,283)
Change in net unrealized appreciation (depreciation) on: Investment securities	972,452
Assets and liabilities in foreign currencies	17
Total change in net unrealized appreciation (depreciation)		972,469
Net gain (loss)		619,186
Net increase (decrease) in net assets resulting from operations		$ 623,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,753	$ (7,750)
Net realized gain (loss)	(353,283)	(1,969,103)
Change in net unrealized appreciation (depreciation)	972,469	(1,825,972)
Net increase (decrease) in net assets resulting from operations	623,939	(3,802,825)
Distributions to shareholders from net realized gain	-	(1,001,239)
Share transactions - net increase (decrease)	(368,441)	(436,598)
Total increase (decrease) in net assets	255,498	(5,240,662)

Net Assets
Beginning of period	2,669,503	7,910,165
End of period (including undistributed net investment income of $4,753 and $0, respectively)	$ 2,925,001	$ 2,669,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31,2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 26.93	$ 26.10	$ 26.31	$ 24.84	$ 21.08
Income from Investment Operations
Net investment income (loss) E	.03	- K	(.12)	(.06)	(.04)	.03 H,J
Net realized and unrealized gain (loss)	2.79	(12.94)	3.02	3.26	2.68	3.73
Total from investment operations	2.82	(12.94)	2.90	3.20	2.64	3.76
Distributions from net realized gain	-	(3.47)	(2.07)	(3.41)	(1.17)	-
Net asset value, end of period	$ 13.34	$ 10.52	$ 26.93	$ 26.10	$ 26.31	$ 24.84
Total Return B,C,D	26.81%	(55.09)%	11.97%	13.57%	11.16%	17.84%
Ratios to Average Net Assets F,I
Expenses before reductions	.77% A	1.10%	1.10%	1.10%	1.15%	1.18%
Expenses net of fee waivers, if any	.77% A	1.10%	1.10%	1.10%	1.15%	1.18%
Expenses net of all reductions	.76% A	1.08%	1.09%	1.08%	1.08%	1.11%
Net investment income (loss)	.53% A	.01%	(.44)%	(.25)%	(.18)%	.14% J
Supplemental Data
Net assets, end of period (in millions)	$ 816	$ 712	$ 1,850	$ 1,646	$ 1,565	$ 1,479
Portfolio turnover rate G	263% A	199%	101%	142%	138%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.10 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31,2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 27.16	$ 26.31	$ 26.48	$ 24.99	$ 21.24
Income from Investment Operations
Net investment income (loss) E	.02	(.03)	(.17)	(.10)	(.08)	- H,J,K
Net realized and unrealized gain (loss)	2.81	(13.08)	3.04	3.28	2.71	3.75
Total from investment operations	2.83	(13.11)	2.87	3.18	2.63	3.75
Distributions from net realized gain	-	(3.41)	(2.02)	(3.35)	(1.14)	-
Net asset value, end of period	$ 13.47	$ 10.64	$ 27.16	$ 26.31	$ 26.48	$ 24.99
Total Return B,C,D	26.60%	(55.14)%	11.73%	13.36%	11.01%	17.66%
Ratios to Average Net Assets F,I
Expenses before reductions	.98% A	1.28%	1.30%	1.28%	1.31%	1.32%
Expenses net of fee waivers, if any	.98% A	1.28%	1.30%	1.28%	1.31%	1.32%
Expenses net of all reductions	.97% A	1.27%	1.29%	1.26%	1.24%	1.25%
Net investment income (loss)	.32% A	(.17)%	(.63)%	(.43)%	(.34)%	(.01)% K
Supplemental Data
Net assets, end of period (in millions)	$ 1,497	$ 1,368	$ 3,946	$ 4,055	$ 4,182	$ 4,698
Portfolio turnover rate G	263% A	199%	101%	142%	138%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.10 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K As a result in the change in the estimate of return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31,2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 25.80	$ 25.06	$ 25.35	$ 23.97	$ 20.51
Income from Investment Operations
Net investment income (loss) E	(.01)	(.15)	(.32)	(.25)	(.23)	(.14)H,J
Net realized and unrealized gain (loss)	2.66	(12.38)	2.92	3.14	2.60	3.60
Total from investment operations	2.65	(12.53)	2.60	2.89	2.37	3.46
Distributions from net realized gain	-	(3.22)	(1.86)	(3.18)	(.99)	-
Net asset value, end of period	$ 12.70	$ 10.05	$ 25.80	$ 25.06	$ 25.35	$ 23.97
Total Return B,C,D	26.37%	(55.43)%	11.08%	12.62%	10.30%	16.87%
Ratios to Average Net Assets F,I
Expenses before reductions	1.52% A	1.89%	1.91%	1.92%	1.95%	1.97%
Expenses net of fee waivers, if any	1.52% A	1.89%	1.91%	1.92%	1.95%	1.97%
Expenses net of all reductions	1.51% A	1.88%	1.90%	1.90%	1.89%	1.91%
Net investment income (loss)	(.22)% A	(.78)%	(1.24)%	(1.07)%	(.98)%	(.66)%J
Supplemental Data
Net assets, end of period (in millions)	$ 143	$ 162	$ 621	$ 763	$ 874	$ 972
Portfolio turnover rate G	263% A	199%	101%	142%	138%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.10 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31,2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 25.82	$ 25.09	$ 25.38	$ 24.00	$ 20.52
Income from Investment Operations
Net investment income (loss) E	(.01)	(.14)	(.30)	(.24)	(.22)	(.13)H,J
Net realized and unrealized gain (loss)	2.65	(12.37)	2.91	3.14	2.61	3.61
Total from investment operations	2.64	(12.51)	2.61	2.90	2.39	3.48
Distributions from net realized gain	-	(3.26)	(1.88)	(3.19)	(1.01)	-
Net asset value, end of period	$ 12.69	$ 10.05	$ 25.82	$ 25.09	$ 25.38	$ 24.00
Total Return B,C,D	26.27%	(55.39)%	11.13%	12.66%	10.38%	16.96%
Ratios to Average Net Assets F,I
Expenses before reductions	1.52% A	1.85%	1.86%	1.86%	1.90%	1.92%
Expenses net of fee waivers, if any	1.52% A	1.85%	1.86%	1.86%	1.90%	1.92%
Expenses net of all reductions	1.51% A	1.84%	1.85%	1.84%	1.84%	1.85%
Net investment income (loss)	(.22)% A	(.74)%	(1.19)%	(1.01)%	(.93)%	(.60)%J
Supplemental Data
Net assets, end of period (in millions)	$ 171	$ 161	$ 486	$ 525	$ 577	$ 653
Portfolio turnover rate G	263% A	199%	101%	142%	138%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.10 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31,2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 27.81	$ 26.90	$ 27.04	$ 25.48	$ 21.54
Income from Investment Operations
Net investment income (loss) D	.05	.07	(.04)	.02	.05	.12 G,I
Net realized and unrealized gain (loss)	2.90	(13.41)	3.11	3.35	2.76	3.82
Total from investment operations	2.95	(13.34)	3.07	3.37	2.81	3.94
Distributions from net realized gain	-	(3.55)	(2.16)	(3.51)	(1.25)	-
Net asset value, end of period	$ 13.87	$ 10.92	$ 27.81	$ 26.90	$ 27.04	$ 25.48
Total Return B,C	27.01%	(54.92)%	12.29%	13.90%	11.58%	18.29%
Ratios to Average Net Assets E,H
Expenses before reductions	.45% A	.79%	.80%	.78%	.79%	.79%
Expenses net of fee waivers, if any	.45% A	.79%	.80%	.78%	.79%	.79%
Expenses net of all reductions	.44% A	.77%	.80%	.76%	.73%	.73%
Net investment income (loss)	.85% A	.32%	(.14)%	.07%	.18%	.52% I
Supplemental Data
Net assets, end of period (in millions)	$ 297	$ 267	$ 1,006	$ 804	$ 687	$ 647
Portfolio turnover rate F	263% A	199%	101%	142%	138%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.10 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I As a result in the change in the estimate of return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 425,079
Unrealized depreciation	(246,609)
Net unrealized appreciation (depreciation)	$ 178,470
Cost for federal income tax purposes	$ 2,920,199

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,410,834 and $3,694,721, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class as compared to an appropriate benchmark index. The Fund's performance period began on November 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in October 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .16% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 877	$ 14
Class T	.25%	.25%	3,303	-
Class B	.75%	.25%	714	536
Class C	.75%	.25%	762	20
			$ 5,656	$ 570

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27
Class T	11
Class B*	96
Class C*	2
$ 136

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,106.32
Class T	1,827.28
Class B	224.31
Class C	239.31
Institutional Class	322.24
	$ 3,718

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $57 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,646.46%		$ 10

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $89 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net realized gain
Class A	$ -	$ 239,472
Class T	-	492,531
Class B	-	76,943
Class C	-	61,234
Institutional Class	-	131,059
Total	$ -	$ 1,001,239

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	9,172	18,373	$ 100,306	$ 358,157
Reinvestment of distributions	-	9,666	-	225,308
Shares redeemed	(15,636)	(29,123)	(168,950)	(545,628)
Net increase (decrease)	(6,464)	(1,084)	$ (68,644)	$ 37,837
Class T
Shares sold	13,250	24,139	$ 147,126	$ 457,792
Reinvestment of distributions	-	20,202	-	476,968
Shares redeemed	(30,694)	(61,039)	(336,089)	(1,177,359)
Net increase (decrease)	(17,444)	(16,698)	$ (188,963)	$ (242,599)
Class B
Shares sold	250	447	$ 2,616	$ 8,270
Reinvestment of distributions	-	3,162	-	70,947
Shares redeemed	(5,128)	(11,547)	(53,330)	(209,697)
Net increase (decrease)	(4,878)	(7,938)	$ (50,714)	$ (130,480)
Class C
Shares sold	415	864	$ 4,403	$ 16,549
Reinvestment of distributions	-	2,336	-	52,371
Shares redeemed	(2,958)	(5,982)	(30,116)	(105,046)
Net increase (decrease)	(2,543)	(2,782)	$ (25,713)	$ (36,126)
Institutional Class
Shares sold	3,311	14,456	$ 37,871	$ 284,535
Reinvestment of distributions	-	4,758	-	114,735
Shares redeemed	(6,318)	(30,938)	(72,278)	(464,500)
Net increase (decrease)	(3,007)	(11,724)	$ (34,407)	$ (65,230)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

MC-USAN-0709
1.786799.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mid Cap
Fund - Institutional Class

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	.77%
Actual		$ 1,000.00	$ 1,268.10	$ 4.35
Hypothetical A		$ 1,000.00	$ 1,021.09	$ 3.88
Class T	.98%
Actual		$ 1,000.00	$ 1,266.00	$ 5.54
Hypothetical A		$ 1,000.00	$ 1,020.04	$ 4.94
Class B	1.52%
Actual		$ 1,000.00	$ 1,263.70	$ 8.58
Hypothetical A		$ 1,000.00	$ 1,017.35	$ 7.64
Class C	1.52%
Actual		$ 1,000.00	$ 1,262.70	$ 8.57
Hypothetical A		$ 1,000.00	$ 1,017.35	$ 7.64
Institutional Class	.45%
Actual		$ 1,000.00	$ 1,270.10	$ 2.55
Hypothetical A		$ 1,000.00	$ 1,022.69	$ 2.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Anheuser-Busch InBev NV	5.1	3.0
Express Scripts, Inc.	3.2	4.1
Wendy's/Arby's Group, Inc.	3.1	0.0
Juniper Networks, Inc.	3.1	1.3
Electronic Arts, Inc.	3.0	2.4
Boston Scientific Corp.	3.0	0.8
Fiserv, Inc.	3.0	5.2
QUALCOMM, Inc.	2.9	3.1
DeVry, Inc.	2.8	4.3
BM&F BOVESPA SA	2.8	0.8
	32.0
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.4	14.1
Consumer Discretionary	18.1	19.3
Financials	15.6	18.5
Energy	12.9	6.8
Health Care	11.0	12.3
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 100.7%		Stocks 98.0%
	Convertible Securities 0.0%		Convertible Securities†† 0.0%
	Short-Term Investments and Net Other Assets† (0.7)%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	22.0%	** Foreign investments	13.9%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

†† Amount represents less than 0.1%.

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.1%
Diversified Consumer Services - 2.8%
DeVry, Inc.	1,892,063	$ 82,437
Hotels, Restaurants & Leisure - 9.1%
International Game Technology	3,540,358	61,461
Las Vegas Sands Corp. unit	163,000	27,200
Royal Caribbean Cruises Ltd. (d)	1,935,423	29,147
Starbucks Corp. (a)	4,122,100	59,317
Wendy's/Arby's Group, Inc.	21,429,483	90,004
		267,129
Media - 2.9%
The DIRECTV Group, Inc. (a)(d)	1,283,100	28,870
The Walt Disney Co.	2,292,800	55,532
		84,402
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	766,573	23,082
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. (a)	1,601,552	27,066
Phillips-Van Heusen Corp.	1,534,615	45,225
		72,291
TOTAL CONSUMER DISCRETIONARY		529,341
CONSUMER STAPLES - 8.1%
Beverages - 7.2%
Anheuser-Busch InBev NV (d)	4,236,301	149,436
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	2,897,317	59,772
		209,208
Food Products - 0.9%
Cosan Ltd. Class A (a)	5,425,287	27,723
TOTAL CONSUMER STAPLES		236,931
ENERGY - 12.9%
Energy Equipment & Services - 7.0%
Cameron International Corp. (a)	482,700	15,075
FMC Technologies, Inc. (a)	370,600	15,424
Helmerich & Payne, Inc.	883,500	30,896
Noble Corp.	906,400	31,153
Pride International, Inc. (a)	1,202,327	29,120
SEACOR Holdings, Inc. (a)	568,635	43,449
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	819,783	$ 23,929
Weatherford International Ltd. (a)	759,900	15,730
		204,776
Oil, Gas & Consumable Fuels - 5.9%
CONSOL Energy, Inc.	720,800	29,668
Denbury Resources, Inc. (a)	1,539,260	26,460
Hess Corp.	459,000	30,565
PT Bumi Resources Tbk	172,860,000	33,298
Southern Union Co.	1,082,700	18,817
Ultra Petroleum Corp. (a)	759,500	34,390
		173,198
TOTAL ENERGY		377,974
FINANCIALS - 15.6%
Capital Markets - 7.1%
Ashmore Global Opps Ltd. (a)(e)	2,774,656	15,402
Ashmore Group PLC	18,377,320	62,500
Greenhill & Co., Inc. (d)	578,512	42,521
Janus Capital Group, Inc.	2,716,256	27,543
Morgan Stanley	1,953,700	59,236
		207,202
Diversified Financial Services - 8.5%
Bank of America Corp.	6,346,200	71,522
BM&F BOVESPA SA	14,061,200	80,646
GHL Acquisition Corp. (a)	2,132,500	20,749
GHL Acquisition Corp. unit (a)	1,375,120	14,164
IntercontinentalExchange, Inc. (a)	569,100	61,343
		248,424
TOTAL FINANCIALS		455,626
HEALTH CARE - 11.0%
Biotechnology - 2.6%
Cephalon, Inc. (a)(d)	716,327	41,769
Vertex Pharmaceuticals, Inc. (a)	1,173,900	34,994
		76,763
Health Care Equipment & Supplies - 5.2%
Boston Scientific Corp. (a)	9,433,900	88,679
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)	1,002,089	$ 63,973
Masimo Corp. (a)	12,100	290
		152,942
Health Care Providers & Services - 3.2%
Express Scripts, Inc. (a)	1,452,973	93,063
TOTAL HEALTH CARE		322,768
INDUSTRIALS - 8.2%
Construction & Engineering - 1.1%
China Railway Construction Corp. Ltd. (H Shares) (a)	21,013,000	30,508
Machinery - 4.0%
AGCO Corp. (a)	866,124	24,996
Bucyrus International, Inc. Class A	525,600	15,074
Flowserve Corp.	606,600	44,628
Joy Global, Inc.	942,700	32,495
		117,193
Road & Rail - 3.1%
America Latina Logistica SA unit	4,701,500	27,443
CSX Corp.	2,021,000	64,187
		91,630
TOTAL INDUSTRIALS		239,331
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 6.7%
3Com Corp. (a)	4,903,100	21,181
Juniper Networks, Inc. (a)	3,621,550	89,561
QUALCOMM, Inc.	1,936,000	84,390
		195,132
Computers & Peripherals - 0.3%
Teradata Corp. (a)	405,100	8,750
Internet Software & Services - 0.5%
AsiaInfo Holdings, Inc. (a)	699,200	14,655
GSI Commerce, Inc. (a)(d)	125,941	1,620
		16,275
IT Services - 3.0%
Fiserv, Inc. (a)	2,084,668	88,307
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.3%
ASML Holding NV (NY Shares)	1,469,700	$ 30,423
Cypress Semiconductor Corp. (a)	1,093,002	9,400
MEMC Electronic Materials, Inc. (a)	2,905,000	56,037
		95,860
Software - 4.6%
Activision Blizzard, Inc. (a)	2,569,500	31,040
ANSYS, Inc. (a)	500,000	14,930
Electronic Arts, Inc. (a)	3,859,389	88,727
VMware, Inc. Class A (a)	9,500	295
		134,992
TOTAL INFORMATION TECHNOLOGY		539,316
MATERIALS - 6.6%
Construction Materials - 2.0%
China National Building Materials Co. Ltd. (H Shares)	6,744,000	14,940
Texas Industries, Inc. (d)	1,276,736	43,447
		58,387
Metals & Mining - 4.6%
Freeport-McMoRan Copper & Gold, Inc. Class B	1,178,337	64,137
Steel Dynamics, Inc.	1,493,100	22,307
United States Steel Corp. (d)	1,388,700	47,327
		133,771
TOTAL MATERIALS		192,158
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	1,629,467	51,931
TOTAL COMMON STOCKS (Cost $2,718,271)		2,945,376
Money Market Funds - 5.2%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c) (Cost $153,293)	153,293,187	$ 153,293
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $2,871,564)		3,098,669
NET OTHER ASSETS - (5.9)%		(173,668)
NET ASSETS - 100%		$ 2,925,001
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 192
Fidelity Securities Lending Cash Central Fund	1,557
Total	$ 1,749
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opps Ltd.	$ 19,766	$ -	$ -	$ -	$ 15,402
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,098,669	$ 2,765,385	$ 333,284	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 31,370
Total Realized Gain (Loss)	(9,814)
Total Unrealized Gain (Loss)	31,553
Cost of Purchases	-
Proceeds of Sales	(25,909)
Amortization/Accretion	-
Transfer in/out of Level 3	(27,200)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.0%
Belgium	5.1%
Brazil	3.7%
United Kingdom	2.6%
Greece	2.1%
Switzerland	1.6%
China	1.6%
Canada	1.2%
Indonesia	1.1%
Netherlands	1.1%
Liberia	1.0%
Others (individually less than 1%)	0.9%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $1,717,810,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $146,745,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $151,829) - See accompanying schedule: Unaffiliated issuers (cost $2,692,618)	$ 2,929,974
Fidelity Central Funds (cost $153,293)	153,293
Other affiliated issuers (cost $25,653)	15,402
Total Investments (cost $2,871,564)		$ 3,098,669
Receivable for investments sold		160,649
Receivable for fund shares sold		3,555
Dividends receivable		2,679
Distributions receivable from Fidelity Central Funds		273
Prepaid expenses		22
Other receivables		59
Total assets		3,265,906

Liabilities
Payable to custodian bank	$ 1,934
Payable for investments purchased	174,325
Payable for fund shares redeemed	8,802
Accrued management fee	499
Distribution fees payable	1,015
Other affiliated payables	720
Other payables and accrued expenses	317
Collateral on securities loaned, at value	153,293
Total liabilities		340,905

Net Assets		$ 2,925,001
Net Assets consist of:
Paid in capital		$ 5,023,694
Undistributed net investment income		4,753
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,330,283)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		226,837
Net Assets		$ 2,925,001

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($816,016 ÷ 61,167 shares)	$ 13.34

Maximum offering price per share (100/94.25 of $13.34)	$ 14.15
Class T: Net Asset Value and redemption price per share ($1,497,427 ÷ 111,136 shares)	$ 13.47

Maximum offering price per share (100/96.50 of $13.47)	$ 13.96
Class B: Net Asset Value and offering price per share ($142,766 ÷ 11,245 shares)A	$ 12.70

Class C: Net Asset Value and offering price per share ($171,404 ÷ 13,506 shares)A	$ 12.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($297,388 ÷ 21,447 shares)	$ 13.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)
Investment Income
Dividends		$ 14,925
Interest		1
Income from Fidelity Central Funds (including $1,557 from security lending)		1,749
Total income		16,675

Expenses
Management fee Basic fee	$ 7,324
Performance adjustment	(5,302)
Transfer agent fees	3,718
Distribution fees	5,656
Accounting and security lending fees	409
Custodian fees and expenses	42
Independent trustees' compensation	10
Registration fees	66
Audit	31
Legal	10
Interest	10
Miscellaneous	39
Total expenses before reductions	12,013
Expense reductions	(91)	11,922
Net investment income (loss)		4,753
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(355,208)
Foreign currency transactions	1,925
Total net realized gain (loss)		(353,283)
Change in net unrealized appreciation (depreciation) on: Investment securities	972,452
Assets and liabilities in foreign currencies	17
Total change in net unrealized appreciation (depreciation)		972,469
Net gain (loss)		619,186
Net increase (decrease) in net assets resulting from operations		$ 623,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,753	$ (7,750)
Net realized gain (loss)	(353,283)	(1,969,103)
Change in net unrealized appreciation (depreciation)	972,469	(1,825,972)
Net increase (decrease) in net assets resulting from operations	623,939	(3,802,825)
Distributions to shareholders from net realized gain	-	(1,001,239)
Share transactions - net increase (decrease)	(368,441)	(436,598)
Total increase (decrease) in net assets	255,498	(5,240,662)

Net Assets
Beginning of period	2,669,503	7,910,165
End of period (including undistributed net investment income of $4,753 and $0, respectively)	$ 2,925,001	$ 2,669,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31,2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 26.93	$ 26.10	$ 26.31	$ 24.84	$ 21.08
Income from Investment Operations
Net investment income (loss) E	.03	- K	(.12)	(.06)	(.04)	.03 H,J
Net realized and unrealized gain (loss)	2.79	(12.94)	3.02	3.26	2.68	3.73
Total from investment operations	2.82	(12.94)	2.90	3.20	2.64	3.76
Distributions from net realized gain	-	(3.47)	(2.07)	(3.41)	(1.17)	-
Net asset value, end of period	$ 13.34	$ 10.52	$ 26.93	$ 26.10	$ 26.31	$ 24.84
Total Return B,C,D	26.81%	(55.09)%	11.97%	13.57%	11.16%	17.84%
Ratios to Average Net Assets F,I
Expenses before reductions	.77% A	1.10%	1.10%	1.10%	1.15%	1.18%
Expenses net of fee waivers, if any	.77% A	1.10%	1.10%	1.10%	1.15%	1.18%
Expenses net of all reductions	.76% A	1.08%	1.09%	1.08%	1.08%	1.11%
Net investment income (loss)	.53% A	.01%	(.44)%	(.25)%	(.18)%	.14% J
Supplemental Data
Net assets, end of period (in millions)	$ 816	$ 712	$ 1,850	$ 1,646	$ 1,565	$ 1,479
Portfolio turnover rate G	263% A	199%	101%	142%	138%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.10 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31,2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 27.16	$ 26.31	$ 26.48	$ 24.99	$ 21.24
Income from Investment Operations
Net investment income (loss) E	.02	(.03)	(.17)	(.10)	(.08)	- H,J,K
Net realized and unrealized gain (loss)	2.81	(13.08)	3.04	3.28	2.71	3.75
Total from investment operations	2.83	(13.11)	2.87	3.18	2.63	3.75
Distributions from net realized gain	-	(3.41)	(2.02)	(3.35)	(1.14)	-
Net asset value, end of period	$ 13.47	$ 10.64	$ 27.16	$ 26.31	$ 26.48	$ 24.99
Total Return B,C,D	26.60%	(55.14)%	11.73%	13.36%	11.01%	17.66%
Ratios to Average Net Assets F,I
Expenses before reductions	.98% A	1.28%	1.30%	1.28%	1.31%	1.32%
Expenses net of fee waivers, if any	.98% A	1.28%	1.30%	1.28%	1.31%	1.32%
Expenses net of all reductions	.97% A	1.27%	1.29%	1.26%	1.24%	1.25%
Net investment income (loss)	.32% A	(.17)%	(.63)%	(.43)%	(.34)%	(.01)% K
Supplemental Data
Net assets, end of period (in millions)	$ 1,497	$ 1,368	$ 3,946	$ 4,055	$ 4,182	$ 4,698
Portfolio turnover rate G	263% A	199%	101%	142%	138%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.10 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K As a result in the change in the estimate of return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31,2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 25.80	$ 25.06	$ 25.35	$ 23.97	$ 20.51
Income from Investment Operations
Net investment income (loss) E	(.01)	(.15)	(.32)	(.25)	(.23)	(.14)H,J
Net realized and unrealized gain (loss)	2.66	(12.38)	2.92	3.14	2.60	3.60
Total from investment operations	2.65	(12.53)	2.60	2.89	2.37	3.46
Distributions from net realized gain	-	(3.22)	(1.86)	(3.18)	(.99)	-
Net asset value, end of period	$ 12.70	$ 10.05	$ 25.80	$ 25.06	$ 25.35	$ 23.97
Total Return B,C,D	26.37%	(55.43)%	11.08%	12.62%	10.30%	16.87%
Ratios to Average Net Assets F,I
Expenses before reductions	1.52% A	1.89%	1.91%	1.92%	1.95%	1.97%
Expenses net of fee waivers, if any	1.52% A	1.89%	1.91%	1.92%	1.95%	1.97%
Expenses net of all reductions	1.51% A	1.88%	1.90%	1.90%	1.89%	1.91%
Net investment income (loss)	(.22)% A	(.78)%	(1.24)%	(1.07)%	(.98)%	(.66)%J
Supplemental Data
Net assets, end of period (in millions)	$ 143	$ 162	$ 621	$ 763	$ 874	$ 972
Portfolio turnover rate G	263% A	199%	101%	142%	138%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.10 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31,2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 25.82	$ 25.09	$ 25.38	$ 24.00	$ 20.52
Income from Investment Operations
Net investment income (loss) E	(.01)	(.14)	(.30)	(.24)	(.22)	(.13)H,J
Net realized and unrealized gain (loss)	2.65	(12.37)	2.91	3.14	2.61	3.61
Total from investment operations	2.64	(12.51)	2.61	2.90	2.39	3.48
Distributions from net realized gain	-	(3.26)	(1.88)	(3.19)	(1.01)	-
Net asset value, end of period	$ 12.69	$ 10.05	$ 25.82	$ 25.09	$ 25.38	$ 24.00
Total Return B,C,D	26.27%	(55.39)%	11.13%	12.66%	10.38%	16.96%
Ratios to Average Net Assets F,I
Expenses before reductions	1.52% A	1.85%	1.86%	1.86%	1.90%	1.92%
Expenses net of fee waivers, if any	1.52% A	1.85%	1.86%	1.86%	1.90%	1.92%
Expenses net of all reductions	1.51% A	1.84%	1.85%	1.84%	1.84%	1.85%
Net investment income (loss)	(.22)% A	(.74)%	(1.19)%	(1.01)%	(.93)%	(.60)%J
Supplemental Data
Net assets, end of period (in millions)	$ 171	$ 161	$ 486	$ 525	$ 577	$ 653
Portfolio turnover rate G	263% A	199%	101%	142%	138%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.10 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J As a result in the change in the estimate of return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31,2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 27.81	$ 26.90	$ 27.04	$ 25.48	$ 21.54
Income from Investment Operations
Net investment income (loss) D	.05	.07	(.04)	.02	.05	.12 G,I
Net realized and unrealized gain (loss)	2.90	(13.41)	3.11	3.35	2.76	3.82
Total from investment operations	2.95	(13.34)	3.07	3.37	2.81	3.94
Distributions from net realized gain	-	(3.55)	(2.16)	(3.51)	(1.25)	-
Net asset value, end of period	$ 13.87	$ 10.92	$ 27.81	$ 26.90	$ 27.04	$ 25.48
Total Return B,C	27.01%	(54.92)%	12.29%	13.90%	11.58%	18.29%
Ratios to Average Net Assets E,H
Expenses before reductions	.45% A	.79%	.80%	.78%	.79%	.79%
Expenses net of fee waivers, if any	.45% A	.79%	.80%	.78%	.79%	.79%
Expenses net of all reductions	.44% A	.77%	.80%	.76%	.73%	.73%
Net investment income (loss)	.85% A	.32%	(.14)%	.07%	.18%	.52% I
Supplemental Data
Net assets, end of period (in millions)	$ 297	$ 267	$ 1,006	$ 804	$ 687	$ 647
Portfolio turnover rate F	263% A	199%	101%	142%	138%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.10 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I As a result in the change in the estimate of return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 425,079
Unrealized depreciation	(246,609)
Net unrealized appreciation (depreciation)	$ 178,470
Cost for federal income tax purposes	$ 2,920,199

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,410,834 and $3,694,721, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class as compared to an appropriate benchmark index. The Fund's performance period began on November 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in October 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .16% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 877	$ 14
Class T	.25%	.25%	3,303	-
Class B	.75%	.25%	714	536
Class C	.75%	.25%	762	20
			$ 5,656	$ 570

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27
Class T	11
Class B*	96
Class C*	2
$ 136

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,106.32
Class T	1,827.28
Class B	224.31
Class C	239.31
Institutional Class	322.24
	$ 3,718

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $57 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,646.46%		$ 10

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $89 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net realized gain
Class A	$ -	$ 239,472
Class T	-	492,531
Class B	-	76,943
Class C	-	61,234
Institutional Class	-	131,059
Total	$ -	$ 1,001,239

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	9,172	18,373	$ 100,306	$ 358,157
Reinvestment of distributions	-	9,666	-	225,308
Shares redeemed	(15,636)	(29,123)	(168,950)	(545,628)
Net increase (decrease)	(6,464)	(1,084)	$ (68,644)	$ 37,837
Class T
Shares sold	13,250	24,139	$ 147,126	$ 457,792
Reinvestment of distributions	-	20,202	-	476,968
Shares redeemed	(30,694)	(61,039)	(336,089)	(1,177,359)
Net increase (decrease)	(17,444)	(16,698)	$ (188,963)	$ (242,599)
Class B
Shares sold	250	447	$ 2,616	$ 8,270
Reinvestment of distributions	-	3,162	-	70,947
Shares redeemed	(5,128)	(11,547)	(53,330)	(209,697)
Net increase (decrease)	(4,878)	(7,938)	$ (50,714)	$ (130,480)
Class C
Shares sold	415	864	$ 4,403	$ 16,549
Reinvestment of distributions	-	2,336	-	52,371
Shares redeemed	(2,958)	(5,982)	(30,116)	(105,046)
Net increase (decrease)	(2,543)	(2,782)	$ (25,713)	$ (36,126)
Institutional Class
Shares sold	3,311	14,456	$ 37,871	$ 284,535
Reinvestment of distributions	-	4,758	-	114,735
Shares redeemed	(6,318)	(30,938)	(72,278)	(464,500)
Net increase (decrease)	(3,007)	(11,724)	$ (34,407)	$ (65,230)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

MCI-USAN-0709
1.786800.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Small Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.40%
Actual		$ 1,000.00	$ 1,070.90	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.04
Class T	1.65%
Actual		$ 1,000.00	$ 1,069.30	$ 8.51
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class B	2.15%
Actual		$ 1,000.00	$ 1,066.80	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,014.21	$ 10.80
Class C	2.15%
Actual		$ 1,000.00	$ 1,066.80	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,014.21	$ 10.80
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,072.00	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
FTI Consulting, Inc.	5.0	6.7
Alliant Techsystems, Inc.	3.8	4.2
Metavante Technologies, Inc.	3.7	2.0
Affiliated Computer Services, Inc. Class A	3.5	3.6
Universal Health Services, Inc. Class B	2.3	0.0
Reliance Steel & Aluminum Co.	2.0	0.0
CGI Group, Inc. Class A (sub. vtg.)	2.0	1.9
DCC PLC (Ireland)	2.0	1.5
Hewitt Associates, Inc. Class A	1.7	0.0
Syntel, Inc.	1.6	0.0
	27.6
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.0	16.1
Industrials	24.2	25.6
Health Care	10.6	8.1
Energy	7.7	7.2
Consumer Staples	5.4	0.9
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 90.3%		Stocks 71.9%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 9.7%		Short-Term Investments and Net Other Assets 28.1%
* Foreign investments	17.6%	** Foreign investments	17.0%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 3.0%
Distributors - 1.0%
LKQ Corp. (a)	2,055,884	$ 31,434
Diversified Consumer Services - 0.8%
Best Bridal, Inc.	256	709
Jackson Hewitt Tax Service, Inc.	1,142,500	4,536
Meiko Network Japan Co. Ltd.	213,600	1,029
Raffles Education Corp. Ltd.	51,007,000	18,999
		25,273
Household Durables - 1.2%
Tupperware Brands Corp.	1,471,543	35,788
Specialty Retail - 0.0%
Gulliver International Co. Ltd.	3,660	82
Textiles, Apparel & Luxury Goods - 0.0%
Sanei-International Co. Ltd.	215,600	1,484
TOTAL CONSUMER DISCRETIONARY		94,061
CONSUMER STAPLES - 5.4%
Food & Staples Retailing - 1.2%
BJ's Wholesale Club, Inc. (a)	1,059,200	37,326
Food Products - 2.2%
Corn Products International, Inc.	1,587,200	41,918
TreeHouse Foods, Inc. (a)	994,084	26,572
		68,490
Personal Products - 2.0%
Chattem, Inc. (a)	382,562	22,850
Herbalife Ltd.	1,329,900	38,846
		61,696
TOTAL CONSUMER STAPLES		167,512
ENERGY - 7.7%
Energy Equipment & Services - 3.1%
Atwood Oceanics, Inc. (a)	1,302,000	34,451
Bristow Group, Inc. (a)	733,900	23,213
TETRA Technologies, Inc. (a)	975,996	8,491
Unit Corp. (a)	930,200	31,171
		97,326
Oil, Gas & Consumable Fuels - 4.6%
Boardwalk Pipeline Partners, LP	2,274,504	46,946
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Buckeye GP Holdings LP	549,593	$ 10,937
Buckeye Partners LP	764,500	32,866
Petroleum Development Corp. (a)(f)	1,485,143	26,896
Sunoco Logistics Partners LP	475,238	24,912
		142,557
TOTAL ENERGY		239,883
FINANCIALS - 3.0%
Capital Markets - 1.4%
AllianceBernstein Holding LP	1,627,760	31,058
Investment Technology Group, Inc. (a)	630,386	13,112
VZ Holding AG	7,696	419
		44,589
Insurance - 0.9%
First Mercury Financial Corp. (f)	1,119,906	16,440
Mercer Insurance Group, Inc. (f)	656,100	10,006
		26,446
Real Estate Investment Trusts - 0.7%
Health Care REIT, Inc.	599,949	20,548
Real Estate Management & Development - 0.0%
Relo Holdings Corp.	102,300	956
TOTAL FINANCIALS		92,539
HEALTH CARE - 10.6%
Health Care Equipment & Supplies - 2.0%
COLTENE Holding AG (f)	421,900	16,022
Guerbet (e)	149,271	24,546
I-Flow Corp. (a)(f)	2,455,292	13,504
Palomar Medical Technologies, Inc. (a)	869,880	8,847
		62,919
Health Care Providers & Services - 6.9%
AmSurg Corp. (a)(f)	2,305,267	43,062
Healthways, Inc. (a)(f)	3,325,705	39,809
InVentiv Health, Inc. (a)	1,249,169	15,740
United Drug PLC (Ireland) (f)	17,011,070	44,750
Universal Health Services, Inc. Class B	1,271,700	69,854
		213,215
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.7%
IMS Health, Inc.	873,086	$ 10,512
Omnicell, Inc. (a)	1,360,079	12,499
		23,011
Pharmaceuticals - 1.0%
Perrigo Co.	1,125,100	30,220
TOTAL HEALTH CARE		329,365
INDUSTRIALS - 24.2%
Aerospace & Defense - 7.7%
Alliant Techsystems, Inc. (a)	1,369,467	118,171
Moog, Inc. Class A (a)	1,393,815	33,312
QinetiQ Group PLC	9,303,105	22,126
Teledyne Technologies, Inc. (a)	534,100	17,556
VT Group PLC	6,463,284	49,249
		240,414
Air Freight & Logistics - 1.1%
Dynamex, Inc. (a)	158,283	2,457
UTI Worldwide, Inc.	2,543,750	33,349
		35,806
Commercial Services & Supplies - 5.1%
ABM Industries, Inc.	401,477	6,496
Babcock International Group PLC	6,741,472	50,740
Multi-Color Corp.	281,654	3,585
Prosegur Comp Securidad SA (Reg.)	1,353,825	41,297
Spice PLC (f)	30,435,273	34,155
The Geo Group, Inc. (a)	1,500,000	24,510
		160,783
Construction & Engineering - 0.2%
Daimei Telecom Engineering Corp.	605,000	5,359
Electrical Equipment - 0.2%
Energy Conversion Devices, Inc. (a)	446,000	7,676
Industrial Conglomerates - 2.0%
Bidvest Group Ltd.	20,175	236
DCC PLC (Ireland)	2,927,700	61,155
		61,391
Machinery - 0.6%
John Bean Technologies Corp.	1,159,453	17,438
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 7.3%
Benefit One, Inc.	1,727	$ 1,232
CBIZ, Inc. (a)	2,656,040	19,203
Diamond Management & Technology Consultants, Inc.	105,400	395
en-japan, Inc.	687	616
FTI Consulting, Inc. (a)(f)	3,118,267	156,599
Watson Wyatt Worldwide, Inc. Class A	1,292,500	49,037
		227,082
TOTAL INDUSTRIALS		755,949
INFORMATION TECHNOLOGY - 30.0%
Communications Equipment - 2.2%
Emulex Corp. (a)	2,266,400	24,908
Mitsui Knowledge Industry Co. Ltd.	4,477	791
Oplink Communications, Inc. (a)	25,895	298
Opnext, Inc. (a)(f)	4,949,785	12,325
ViaSat, Inc. (a)	1,194,278	29,952
		68,274
Computers & Peripherals - 0.1%
Rimage Corp. (a)	186,350	2,838
Electronic Equipment & Components - 1.1%
Diploma PLC (f)	7,495,967	16,533
Electro Scientific Industries, Inc. (a)(f)	1,661,418	14,886
PC Connection, Inc. (a)	560,566	2,999
		34,418
Internet Software & Services - 0.1%
Macromill, Inc.	1,995	2,198
Vignette Corp. (a)	198,162	2,564
		4,762
IT Services - 19.8%
Affiliated Computer Services, Inc. Class A (a)	2,407,807	108,207
Broadridge Financial Solutions, Inc.	1,245,526	20,626
CACI International, Inc. Class A (a)	1,244,200	47,740
CGI Group, Inc. Class A (sub. vtg.) (a)	6,594,545	61,307
Convergys Corp. (a)	3,674,000	33,985
DST Systems, Inc. (a)	759,620	29,093
Fidelity National Information Services, Inc.	2,488,400	47,927
Global Payments, Inc.	476,324	17,129
Hewitt Associates, Inc. Class A (a)	1,869,820	54,225
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Hitachi Systems & Services Ltd.	281,900	$ 3,473
iGate Corp.	102,205	546
Integral Systems, Inc. (a)	798,544	6,069
Metavante Technologies, Inc. (a)	4,454,473	114,257
Patni Computer Systems Ltd. sponsored ADR	451,619	4,597
Syntel, Inc.	1,766,400	50,749
Telvent GIT SA	452,532	8,471
Virtusa Corp. (a)	1,082,019	7,639
		616,040
Semiconductors & Semiconductor Equipment - 1.5%
Axell Corp.	998	3,373
DSP Group, Inc. (a)	709,659	5,145
Microtune, Inc. (a)(f)	4,797,825	11,035
Omnivision Technologies, Inc. (a)	341,782	3,893
Rudolph Technologies, Inc. (a)	1,360,000	6,025
Shinkawa Ltd.	129,700	1,691
Silicon Image, Inc. (a)(f)	6,722,595	15,933
		47,095
Software - 5.2%
Deltek, Inc. (a)	766,767	3,105
ebix.com, Inc. (a)(f)	661,736	20,957
EPIQ Systems, Inc. (a)(f)	3,242,369	49,381
Progress Software Corp. (a)	1,495,460	33,528
Simplex Technology, Inc.	6,165	3,018
Solera Holdings, Inc. (a)	1,110,900	25,440
Sybase, Inc. (a)	788,800	25,660
		161,089
TOTAL INFORMATION TECHNOLOGY		934,516
MATERIALS - 3.9%
Chemicals - 1.3%
Airgas, Inc.	918,669	38,823
Fujikura Kasei Co., Ltd.	100,700	546
		39,369
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 2.6%
Reliance Steel & Aluminum Co.	1,613,900	$ 61,312
Titanium Metals Corp. (e)	2,180,100	20,188
		81,500
TOTAL MATERIALS		120,869
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.9%
Premiere Global Services, Inc. (a)	2,421,800	28,989
Wireless Telecommunication Services - 0.9%
Syniverse Holdings, Inc. (a)	1,931,073	28,870
TOTAL TELECOMMUNICATION SERVICES		57,859
UTILITIES - 0.7%
Gas Utilities - 0.7%
UGI Corp.	852,700	20,559
TOTAL COMMON STOCKS (Cost $2,899,962)		2,813,112
Convertible Bonds - 0.0%
Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
Jumbo SA 0.1% 8/8/13 (Cost $665)	EUR	52	1,083
Money Market Funds - 10.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	318,658,509	$ 318,659
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	4,530,650	4,531
TOTAL MONEY MARKET FUNDS (Cost $323,190)		323,190
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,223,817)		3,137,385
NET OTHER ASSETS - (0.7)%		(20,908)
NET ASSETS - 100%		$ 3,116,477
Currency Abbreviation
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund (Amounts in thousands)	Income earned
Fidelity Cash Central Fund	$ 1,701
Fidelity Securities Lending Cash Central Fund	27
Total	$ 1,728
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AmSurg Corp.	$ 43,720	$ 2,154	$ -	$ -	$ 43,062
COLTENE Holding AG	20,079	27	2,705	1,320	16,022
Diploma PLC	11,048	1,310	-	277	16,533
ebix.com, Inc.	-	17,922	-	-	20,957
Electro Scientific Industries, Inc.	-	13,663	-	-	14,886
EPIQ Systems, Inc.	52,656	-	-	-	49,381
First Mercury Financial Corp.	10,295	3,347	-	-	16,440
FTI Consulting, Inc.	180,210	-	8,625	-	156,599
Healthways, Inc.	-	42,654	-	-	39,809
I-Flow Corp.	-	12,208	-	-	13,504
Medical Action Industries, Inc.	7,174	-	5,086	-	-
Mercer Insurance Group, Inc.	7,545	-	-	98	10,006
Microtune, Inc.	-	10,292	-	-	11,035
Opnext, Inc.	-	9,787	-	-	12,325
Petroleum Development Corp.	28,515	-	-	-	26,896
RehabCare Group, Inc.	23,161	-	23,584	-	-
Silicon Image, Inc.	-	18,648	-	-	15,933
Spice PLC	39,148	448	-	150	34,155
TNS, Inc.	17,728	4,496	39,201	-	-
United Drug PLC (Ireland)	46,357	7,030	-	1,604	44,750
Total	$ 487,636	$ 143,986	$ 79,201	$ 3,449	$ 542,293
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,137,385	$ 2,756,311	$ 381,074	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.4%
United Kingdom	5.5%
Ireland	3.4%
Canada	2.0%
Spain	1.6%
Cayman Islands	1.3%
British Virgin Islands	1.0%
Others (individually less than 1%)	2.8%
100.0%
Income Tax Information
The Fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $100,377,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,471) - See accompanying schedule: Unaffiliated issuers (cost $2,254,889)	$ 2,271,902
Fidelity Central Funds (cost $323,190)	323,190
Other affiliated issuers (cost $645,738)	542,293
Total Investments (cost $3,223,817)		$ 3,137,385
Foreign currency held at value (cost $357)		362
Receivable for investments sold		10,408
Receivable for fund shares sold		7,067
Dividends receivable		3,636
Distributions receivable from Fidelity Central Funds		170
Prepaid expenses		19
Receivable from investment adviser for expense reductions		326
Other receivables		7
Total assets		3,159,380

Liabilities
Payable for investments purchased	$ 30,311
Payable for fund shares redeemed	4,000
Accrued management fee	2,331
Distribution fees payable	892
Other affiliated payables	798
Other payables and accrued expenses	40
Collateral on securities loaned, at value	4,531
Total liabilities		42,903

Net Assets		$ 3,116,477
Net Assets consist of:
Paid in capital		$ 3,491,114
Distributions in excess of net investment income		(3,282)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(285,013)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(86,342)
Net Assets		$ 3,116,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($947,350 ÷ 52,245 shares)	$ 18.13

Maximum offering price per share (100/94.25 of $18.13)	$ 19.24
Class T: Net Asset Value and redemption price per share ($1,083,878 ÷ 61,542 shares)	$ 17.61

Maximum offering price per share (100/96.50 of $17.61)	$ 18.25
Class B: Net Asset Value and offering price per share ($79,985 ÷ 4,903 shares)A	$ 16.31

Class C: Net Asset Value and offering price per share ($243,178 ÷ 14,770 shares)A	$ 16.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($762,086 ÷ 40,423 shares)	$ 18.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends (including $3,449 earned from other affiliated issuers)		$ 20,011
Interest		21
Income from Fidelity Central Funds		1,728
Total income		21,760

Expenses
Management fee Basic fee	$ 9,781
Performance adjustment	3,247
Transfer agent fees	4,121
Distribution fees	4,956
Accounting and security lending fees	420
Custodian fees and expenses	54
Independent trustees' compensation	10
Registration fees	86
Audit	30
Legal	6
Miscellaneous	32
Total expenses before reductions	22,743
Expense reductions	(2,157)	20,586
Net investment income (loss)		1,174
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(175,371)
Other affiliated issuers	(11,678)
Foreign currency transactions	(388)
Total net realized gain (loss)		(187,437)
Change in net unrealized appreciation (depreciation) on: Investment securities	389,543
Assets and liabilities in foreign currencies	144
Total change in net unrealized appreciation (depreciation)		389,687
Net gain (loss)		202,250
Net increase (decrease) in net assets resulting from operations		$ 203,424

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,174	$ 5,461
Net realized gain (loss)	(187,437)	36,010
Change in net unrealized appreciation (depreciation)	389,687	(1,030,048)
Net increase (decrease) in net assets resulting from operations	203,424	(988,577)
Distributions to shareholders from net investment income	(4,456)	-
Distributions to shareholders from net realized gain	(110,886)	(137,153)
Total distributions	(115,342)	(137,153)
Share transactions - net increase (decrease)	350,669	211,276
Total increase (decrease) in net assets	438,751	(914,454)

Net Assets
Beginning of period	2,677,726	3,592,180
End of period (including distributions in excess of net investment income of $3,282 and $0, respectively)	$ 3,116,477	$ 2,677,726

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 17.69	$ 25.12	$ 24.38	$ 26.65	$ 24.10	$ 19.63
Income from Investment Operations
Net investment income (loss) E	.02	.06	.04	(.11)	(.19)	(.17) H
Net realized and unrealized gain (loss)	1.17	(6.54)	2.61	2.37	2.78	4.64
Total from investment operations	1.19	(6.48)	2.65	2.26	2.59	4.47
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	(.72)	(.95)	(1.91)	(4.53)	(.04)	-
Total distributions	(.75)	(.95)	(1.91)	(4.53)	(.04)	-
Net asset value, end of period	$ 18.13	$ 17.69	$ 25.12	$ 24.38	$ 26.65	$ 24.10
Total Return B,C,D	7.09%	(26.81)%	11.73%	9.62%	10.77%	22.77%
Ratios to Average Net Assets F,I
Expenses before reductions	1.57% A	1.35%	1.31%	1.32%	1.39%	1.36%
Expenses net of fee waivers, if any	1.40% A	1.35%	1.31%	1.32%	1.39%	1.36%
Expenses net of all reductions	1.40% A	1.34%	1.30%	1.28%	1.36%	1.34%
Net investment income (loss)	.20% A	.27%	.15%	(.46)%	(.74)%	(.81)%
Supplemental Data
Net assets, end of period (in millions)	$ 947	$ 802	$ 1,012	$ 805	$ 636	$ 432
Portfolio turnover rate G	57% A	98%	65%	84%	102%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 17.20	$ 24.49	$ 23.86	$ 26.22	$ 23.74	$ 19.38
Income from Investment Operations
Net investment income (loss) E	- J	.02	(.01)	(.15)	(.22)	(.22) H
Net realized and unrealized gain (loss)	1.13	(6.36)	2.55	2.32	2.74	4.58
Total from investment operations	1.13	(6.34)	2.54	2.17	2.52	4.36
Distributions from net realized gain	(.72)	(.95)	(1.91)	(4.53)	(.04)	-
Net asset value, end of period	$ 17.61	$ 17.20	$ 24.49	$ 23.86	$ 26.22	$ 23.74
Total ReturnB,C,D	6.93%	(26.93)%	11.51%	9.40%	10.64%	22.50%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.80% A	1.54%	1.50%	1.50%	1.54%	1.58%
Expenses net of fee waivers, if any	1.65% A	1.54%	1.50%	1.50%	1.54%	1.58%
Expenses net of all reductions	1.65% A	1.53%	1.49%	1.46%	1.51%	1.57%
Net investment income (loss)	(.05)% A	.08%	(.04)%	(.64)%	(.89)%	(1.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,084	$ 1,020	$ 1,515	$ 1,521	$ 1,514	$ 1,240
Portfolio turnover rateG	57% A	98%	65%	84%	102%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.02	$ 23.01	$ 22.65	$ 25.24	$ 23.00	$ 18.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.14)	(.28)	(.35)	(.33) H
Net realized and unrealized gain (loss)	1.05	(5.94)	2.41	2.22	2.63	4.45
Total from investment operations	1.01	(6.04)	2.27	1.94	2.28	4.12
Distributions from net realized gain	(.72)	(.95)	(1.91)	(4.53)	(.04)	-
Net asset value, end of period	$ 16.31	$ 16.02	$ 23.01	$ 22.65	$ 25.24	$ 23.00
Total Return B,C,D	6.68%	(27.38)%	10.88%	8.75%	9.93%	21.82%
Ratios to Average Net Assets F,I
Expenses before reductions	2.33% A	2.11%	2.09%	2.12%	2.13%	2.18%
Expenses net of fee waivers, if any	2.15% A	2.11%	2.09%	2.12%	2.13%	2.18%
Expenses net of all reductions	2.15% A	2.10%	2.08%	2.08%	2.10%	2.16%
Net investment income (loss)	(.55)% A	(.50)%	(.63)%	(1.26)%	(1.48)%	(1.63)%
Supplemental Data
Net assets, end of period (in millions)	$ 80	$ 87	$ 159	$ 221	$ 315	$ 343
Portfolio turnover rate G	57% A	98%	65%	84%	102%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.16	$ 23.20	$ 22.82	$ 25.39	$ 23.12	$ 18.97
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.14)	(.27)	(.35)	(.32) H
Net realized and unrealized gain (loss)	1.06	(5.99)	2.43	2.23	2.66	4.47
Total from investment operations	1.02	(6.09)	2.29	1.96	2.31	4.15
Distributions from net realized gain	(.72)	(.95)	(1.91)	(4.53)	(.04)	-
Net asset value, end of period	$ 16.46	$ 16.16	$ 23.20	$ 22.82	$ 25.39	$ 23.12
Total Return B,C,D	6.68%	(27.37)%	10.89%	8.78%	10.01%	21.88%
Ratios to Average Net Assets F,I
Expenses before reductions	2.33% A	2.10%	2.06%	2.07%	2.10%	2.12%
Expenses net of fee waivers, if any	2.15% A	2.10%	2.06%	2.07%	2.10%	2.12%
Expenses net of all reductions	2.15% A	2.09%	2.05%	2.04%	2.07%	2.10%
Net investment income (loss)	(.55)% A	(.48)%	(.60)%	(1.21)%	(1.45)%	(1.57)%
Supplemental Data
Net assets, end of period (in millions)	$ 243	$ 214	$ 306	$ 311	$ 317	$ 294
Portfolio turnover rate G	57% A	98%	65%	84%	102%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.42	$ 26.03	$ 25.19	$ 27.31	$ 24.60	$ 19.96
Income from Investment Operations
Net investment income (loss) D	.04	.14	.12	(.03)	(.09)	(.10) G
Net realized and unrealized gain (loss)	1.21	(6.80)	2.70	2.44	2.84	4.74
Total from investment operations	1.25	(6.66)	2.82	2.41	2.75	4.64
Distributions from net investment income	(.10)	-	-	-	-	-
Distributions from net realized gain	(.72)	(.95)	(1.98)	(4.53)	(.04)	-
Total distributions	(.82)	(.95)	(1.98)	(4.53)	(.04)	-
Net asset value, end of period	$ 18.85	$ 18.42	$ 26.03	$ 25.19	$ 27.31	$ 24.60
Total Return B,C	7.20%	(26.56)%	12.09%	9.99%	11.20%	23.25%
Ratios to Average Net Assets E,H
Expenses before reductions	1.28% A	1.03%	.99%	.97%	.98%	1.01%
Expenses net of fee waivers, if any	1.15% A	1.03%	.99%	.97%	.98%	1.01%
Expenses net of all reductions	1.15% A	1.01%	.98%	.94%	.95%	.99%
Net investment income (loss)	.45% A	.59%	.47%	(.12)%	(.33)%	(.46)%
Supplemental Data
Net assets, end of period (in millions)	$ 762	$ 555	$ 600	$ 523	$ 421	$ 227
Portfolio turnover rate F	57% A	98%	65%	84%	102%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 297,323
Unrealized depreciation	(383,755)
Net unrealized appreciation (depreciation)	$ (86,432)
Cost for federal income tax purposes	$ 3,223,817

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,330,763 and $643,804, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .96% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,020	$ 51
Class T	.25%	.25%	2,470	9
Class B	.75%	.25%	392	295
Class C	.75%	.25%	1,074	143
			$ 4,956	$ 498

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 133
Class T	28
Class B*	80
Class C*	14
$ 255

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,313.32
Class T	1,470.30
Class B	127.32
Class C	346.32
Institutional Class	865.27
	$ 4,121

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $81 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $27.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 718
Class T	1.65%	746
Class B	2.15%	69
Class C	2.15%	190
Institutional Class	1.15%	402
		$ 2,125

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $32 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 1,318	$ -
Institutional Class	3,138	-
Total	$ 4,456	$ -
From net realized gain
Class A	$ 32,720	$ 38,343
Class T	42,759	58,215
Class B	3,845	6,436
Class C	9,625	12,454
Institutional Class	21,937	21,705
Total	$ 110,886	$ 137,153

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	13,531	17,663	$ 225,660	$ 396,303
Reinvestment of distributions	1,871	1,444	31,200	34,804
Shares redeemed	(8,484)	(14,050)	(138,045)	(312,676)
Net increase (decrease)	6,918	5,057	$ 118,815	$ 118,431
Class T
Shares sold	10,247	15,438	$ 165,612	$ 335,424
Reinvestment of distributions	2,511	2,359	40,724	55,368
Shares redeemed	(10,538)	(20,336)	(169,535)	(441,360)
Net increase (decrease)	2,220	(2,539)	$ 36,801	$ (50,568)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class B
Shares sold	667	703	$ 10,009	$ 14,157
Reinvestment of distributions	238	269	3,576	5,915
Shares redeemed	(1,407)	(2,468)	(20,876)	(50,254)
Net increase (decrease)	(502)	(1,496)	$ (7,291)	$ (30,182)
Class C
Shares sold	2,792	3,251	$ 42,198	$ 67,043
Reinvestment of distributions	562	497	8,532	11,014
Shares redeemed	(1,831)	(3,696)	(27,197)	(73,755)
Net increase (decrease)	1,523	52	$ 23,533	$ 4,302
Institutional Class
Shares sold	14,075	13,919	$ 244,005	$ 323,164
Reinvestment of distributions	1,179	747	20,426	18,685
Shares redeemed	(4,972)	(7,581)	(85,620)	(172,556)
Net increase (decrease)	10,282	7,085	$ 178,811	$ 169,293

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ASCF-USAN-0709
1.786801.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Small Cap
Fund - Institutional Class

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.40%
Actual		$ 1,000.00	$ 1,070.90	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.04
Class T	1.65%
Actual		$ 1,000.00	$ 1,069.30	$ 8.51
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class B	2.15%
Actual		$ 1,000.00	$ 1,066.80	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,014.21	$ 10.80
Class C	2.15%
Actual		$ 1,000.00	$ 1,066.80	$ 11.08
HypotheticalA		$ 1,000.00	$ 1,014.21	$ 10.80
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,072.00	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
FTI Consulting, Inc.	5.0	6.7
Alliant Techsystems, Inc.	3.8	4.2
Metavante Technologies, Inc.	3.7	2.0
Affiliated Computer Services, Inc. Class A	3.5	3.6
Universal Health Services, Inc. Class B	2.3	0.0
Reliance Steel & Aluminum Co.	2.0	0.0
CGI Group, Inc. Class A (sub. vtg.)	2.0	1.9
DCC PLC (Ireland)	2.0	1.5
Hewitt Associates, Inc. Class A	1.7	0.0
Syntel, Inc.	1.6	0.0
	27.6
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.0	16.1
Industrials	24.2	25.6
Health Care	10.6	8.1
Energy	7.7	7.2
Consumer Staples	5.4	0.9
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 90.3%		Stocks 71.9%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 9.7%		Short-Term Investments and Net Other Assets 28.1%
* Foreign investments	17.6%	** Foreign investments	17.0%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 3.0%
Distributors - 1.0%
LKQ Corp. (a)	2,055,884	$ 31,434
Diversified Consumer Services - 0.8%
Best Bridal, Inc.	256	709
Jackson Hewitt Tax Service, Inc.	1,142,500	4,536
Meiko Network Japan Co. Ltd.	213,600	1,029
Raffles Education Corp. Ltd.	51,007,000	18,999
		25,273
Household Durables - 1.2%
Tupperware Brands Corp.	1,471,543	35,788
Specialty Retail - 0.0%
Gulliver International Co. Ltd.	3,660	82
Textiles, Apparel & Luxury Goods - 0.0%
Sanei-International Co. Ltd.	215,600	1,484
TOTAL CONSUMER DISCRETIONARY		94,061
CONSUMER STAPLES - 5.4%
Food & Staples Retailing - 1.2%
BJ's Wholesale Club, Inc. (a)	1,059,200	37,326
Food Products - 2.2%
Corn Products International, Inc.	1,587,200	41,918
TreeHouse Foods, Inc. (a)	994,084	26,572
		68,490
Personal Products - 2.0%
Chattem, Inc. (a)	382,562	22,850
Herbalife Ltd.	1,329,900	38,846
		61,696
TOTAL CONSUMER STAPLES		167,512
ENERGY - 7.7%
Energy Equipment & Services - 3.1%
Atwood Oceanics, Inc. (a)	1,302,000	34,451
Bristow Group, Inc. (a)	733,900	23,213
TETRA Technologies, Inc. (a)	975,996	8,491
Unit Corp. (a)	930,200	31,171
		97,326
Oil, Gas & Consumable Fuels - 4.6%
Boardwalk Pipeline Partners, LP	2,274,504	46,946
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Buckeye GP Holdings LP	549,593	$ 10,937
Buckeye Partners LP	764,500	32,866
Petroleum Development Corp. (a)(f)	1,485,143	26,896
Sunoco Logistics Partners LP	475,238	24,912
		142,557
TOTAL ENERGY		239,883
FINANCIALS - 3.0%
Capital Markets - 1.4%
AllianceBernstein Holding LP	1,627,760	31,058
Investment Technology Group, Inc. (a)	630,386	13,112
VZ Holding AG	7,696	419
		44,589
Insurance - 0.9%
First Mercury Financial Corp. (f)	1,119,906	16,440
Mercer Insurance Group, Inc. (f)	656,100	10,006
		26,446
Real Estate Investment Trusts - 0.7%
Health Care REIT, Inc.	599,949	20,548
Real Estate Management & Development - 0.0%
Relo Holdings Corp.	102,300	956
TOTAL FINANCIALS		92,539
HEALTH CARE - 10.6%
Health Care Equipment & Supplies - 2.0%
COLTENE Holding AG (f)	421,900	16,022
Guerbet (e)	149,271	24,546
I-Flow Corp. (a)(f)	2,455,292	13,504
Palomar Medical Technologies, Inc. (a)	869,880	8,847
		62,919
Health Care Providers & Services - 6.9%
AmSurg Corp. (a)(f)	2,305,267	43,062
Healthways, Inc. (a)(f)	3,325,705	39,809
InVentiv Health, Inc. (a)	1,249,169	15,740
United Drug PLC (Ireland) (f)	17,011,070	44,750
Universal Health Services, Inc. Class B	1,271,700	69,854
		213,215
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.7%
IMS Health, Inc.	873,086	$ 10,512
Omnicell, Inc. (a)	1,360,079	12,499
		23,011
Pharmaceuticals - 1.0%
Perrigo Co.	1,125,100	30,220
TOTAL HEALTH CARE		329,365
INDUSTRIALS - 24.2%
Aerospace & Defense - 7.7%
Alliant Techsystems, Inc. (a)	1,369,467	118,171
Moog, Inc. Class A (a)	1,393,815	33,312
QinetiQ Group PLC	9,303,105	22,126
Teledyne Technologies, Inc. (a)	534,100	17,556
VT Group PLC	6,463,284	49,249
		240,414
Air Freight & Logistics - 1.1%
Dynamex, Inc. (a)	158,283	2,457
UTI Worldwide, Inc.	2,543,750	33,349
		35,806
Commercial Services & Supplies - 5.1%
ABM Industries, Inc.	401,477	6,496
Babcock International Group PLC	6,741,472	50,740
Multi-Color Corp.	281,654	3,585
Prosegur Comp Securidad SA (Reg.)	1,353,825	41,297
Spice PLC (f)	30,435,273	34,155
The Geo Group, Inc. (a)	1,500,000	24,510
		160,783
Construction & Engineering - 0.2%
Daimei Telecom Engineering Corp.	605,000	5,359
Electrical Equipment - 0.2%
Energy Conversion Devices, Inc. (a)	446,000	7,676
Industrial Conglomerates - 2.0%
Bidvest Group Ltd.	20,175	236
DCC PLC (Ireland)	2,927,700	61,155
		61,391
Machinery - 0.6%
John Bean Technologies Corp.	1,159,453	17,438
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 7.3%
Benefit One, Inc.	1,727	$ 1,232
CBIZ, Inc. (a)	2,656,040	19,203
Diamond Management & Technology Consultants, Inc.	105,400	395
en-japan, Inc.	687	616
FTI Consulting, Inc. (a)(f)	3,118,267	156,599
Watson Wyatt Worldwide, Inc. Class A	1,292,500	49,037
		227,082
TOTAL INDUSTRIALS		755,949
INFORMATION TECHNOLOGY - 30.0%
Communications Equipment - 2.2%
Emulex Corp. (a)	2,266,400	24,908
Mitsui Knowledge Industry Co. Ltd.	4,477	791
Oplink Communications, Inc. (a)	25,895	298
Opnext, Inc. (a)(f)	4,949,785	12,325
ViaSat, Inc. (a)	1,194,278	29,952
		68,274
Computers & Peripherals - 0.1%
Rimage Corp. (a)	186,350	2,838
Electronic Equipment & Components - 1.1%
Diploma PLC (f)	7,495,967	16,533
Electro Scientific Industries, Inc. (a)(f)	1,661,418	14,886
PC Connection, Inc. (a)	560,566	2,999
		34,418
Internet Software & Services - 0.1%
Macromill, Inc.	1,995	2,198
Vignette Corp. (a)	198,162	2,564
		4,762
IT Services - 19.8%
Affiliated Computer Services, Inc. Class A (a)	2,407,807	108,207
Broadridge Financial Solutions, Inc.	1,245,526	20,626
CACI International, Inc. Class A (a)	1,244,200	47,740
CGI Group, Inc. Class A (sub. vtg.) (a)	6,594,545	61,307
Convergys Corp. (a)	3,674,000	33,985
DST Systems, Inc. (a)	759,620	29,093
Fidelity National Information Services, Inc.	2,488,400	47,927
Global Payments, Inc.	476,324	17,129
Hewitt Associates, Inc. Class A (a)	1,869,820	54,225
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Hitachi Systems & Services Ltd.	281,900	$ 3,473
iGate Corp.	102,205	546
Integral Systems, Inc. (a)	798,544	6,069
Metavante Technologies, Inc. (a)	4,454,473	114,257
Patni Computer Systems Ltd. sponsored ADR	451,619	4,597
Syntel, Inc.	1,766,400	50,749
Telvent GIT SA	452,532	8,471
Virtusa Corp. (a)	1,082,019	7,639
		616,040
Semiconductors & Semiconductor Equipment - 1.5%
Axell Corp.	998	3,373
DSP Group, Inc. (a)	709,659	5,145
Microtune, Inc. (a)(f)	4,797,825	11,035
Omnivision Technologies, Inc. (a)	341,782	3,893
Rudolph Technologies, Inc. (a)	1,360,000	6,025
Shinkawa Ltd.	129,700	1,691
Silicon Image, Inc. (a)(f)	6,722,595	15,933
		47,095
Software - 5.2%
Deltek, Inc. (a)	766,767	3,105
ebix.com, Inc. (a)(f)	661,736	20,957
EPIQ Systems, Inc. (a)(f)	3,242,369	49,381
Progress Software Corp. (a)	1,495,460	33,528
Simplex Technology, Inc.	6,165	3,018
Solera Holdings, Inc. (a)	1,110,900	25,440
Sybase, Inc. (a)	788,800	25,660
		161,089
TOTAL INFORMATION TECHNOLOGY		934,516
MATERIALS - 3.9%
Chemicals - 1.3%
Airgas, Inc.	918,669	38,823
Fujikura Kasei Co., Ltd.	100,700	546
		39,369
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 2.6%
Reliance Steel & Aluminum Co.	1,613,900	$ 61,312
Titanium Metals Corp. (e)	2,180,100	20,188
		81,500
TOTAL MATERIALS		120,869
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.9%
Premiere Global Services, Inc. (a)	2,421,800	28,989
Wireless Telecommunication Services - 0.9%
Syniverse Holdings, Inc. (a)	1,931,073	28,870
TOTAL TELECOMMUNICATION SERVICES		57,859
UTILITIES - 0.7%
Gas Utilities - 0.7%
UGI Corp.	852,700	20,559
TOTAL COMMON STOCKS (Cost $2,899,962)		2,813,112
Convertible Bonds - 0.0%
Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
Jumbo SA 0.1% 8/8/13 (Cost $665)	EUR	52	1,083
Money Market Funds - 10.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	318,658,509	$ 318,659
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	4,530,650	4,531
TOTAL MONEY MARKET FUNDS (Cost $323,190)		323,190
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,223,817)		3,137,385
NET OTHER ASSETS - (0.7)%		(20,908)
NET ASSETS - 100%		$ 3,116,477
Currency Abbreviation
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund (Amounts in thousands)	Income earned
Fidelity Cash Central Fund	$ 1,701
Fidelity Securities Lending Cash Central Fund	27
Total	$ 1,728
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AmSurg Corp.	$ 43,720	$ 2,154	$ -	$ -	$ 43,062
COLTENE Holding AG	20,079	27	2,705	1,320	16,022
Diploma PLC	11,048	1,310	-	277	16,533
ebix.com, Inc.	-	17,922	-	-	20,957
Electro Scientific Industries, Inc.	-	13,663	-	-	14,886
EPIQ Systems, Inc.	52,656	-	-	-	49,381
First Mercury Financial Corp.	10,295	3,347	-	-	16,440
FTI Consulting, Inc.	180,210	-	8,625	-	156,599
Healthways, Inc.	-	42,654	-	-	39,809
I-Flow Corp.	-	12,208	-	-	13,504
Medical Action Industries, Inc.	7,174	-	5,086	-	-
Mercer Insurance Group, Inc.	7,545	-	-	98	10,006
Microtune, Inc.	-	10,292	-	-	11,035
Opnext, Inc.	-	9,787	-	-	12,325
Petroleum Development Corp.	28,515	-	-	-	26,896
RehabCare Group, Inc.	23,161	-	23,584	-	-
Silicon Image, Inc.	-	18,648	-	-	15,933
Spice PLC	39,148	448	-	150	34,155
TNS, Inc.	17,728	4,496	39,201	-	-
United Drug PLC (Ireland)	46,357	7,030	-	1,604	44,750
Total	$ 487,636	$ 143,986	$ 79,201	$ 3,449	$ 542,293
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,137,385	$ 2,756,311	$ 381,074	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.4%
United Kingdom	5.5%
Ireland	3.4%
Canada	2.0%
Spain	1.6%
Cayman Islands	1.3%
British Virgin Islands	1.0%
Others (individually less than 1%)	2.8%
100.0%
Income Tax Information
The Fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $100,377,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,471) - See accompanying schedule: Unaffiliated issuers (cost $2,254,889)	$ 2,271,902
Fidelity Central Funds (cost $323,190)	323,190
Other affiliated issuers (cost $645,738)	542,293
Total Investments (cost $3,223,817)		$ 3,137,385
Foreign currency held at value (cost $357)		362
Receivable for investments sold		10,408
Receivable for fund shares sold		7,067
Dividends receivable		3,636
Distributions receivable from Fidelity Central Funds		170
Prepaid expenses		19
Receivable from investment adviser for expense reductions		326
Other receivables		7
Total assets		3,159,380

Liabilities
Payable for investments purchased	$ 30,311
Payable for fund shares redeemed	4,000
Accrued management fee	2,331
Distribution fees payable	892
Other affiliated payables	798
Other payables and accrued expenses	40
Collateral on securities loaned, at value	4,531
Total liabilities		42,903

Net Assets		$ 3,116,477
Net Assets consist of:
Paid in capital		$ 3,491,114
Distributions in excess of net investment income		(3,282)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(285,013)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(86,342)
Net Assets		$ 3,116,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($947,350 ÷ 52,245 shares)	$ 18.13

Maximum offering price per share (100/94.25 of $18.13)	$ 19.24
Class T: Net Asset Value and redemption price per share ($1,083,878 ÷ 61,542 shares)	$ 17.61

Maximum offering price per share (100/96.50 of $17.61)	$ 18.25
Class B: Net Asset Value and offering price per share ($79,985 ÷ 4,903 shares)A	$ 16.31

Class C: Net Asset Value and offering price per share ($243,178 ÷ 14,770 shares)A	$ 16.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($762,086 ÷ 40,423 shares)	$ 18.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends (including $3,449 earned from other affiliated issuers)		$ 20,011
Interest		21
Income from Fidelity Central Funds		1,728
Total income		21,760

Expenses
Management fee Basic fee	$ 9,781
Performance adjustment	3,247
Transfer agent fees	4,121
Distribution fees	4,956
Accounting and security lending fees	420
Custodian fees and expenses	54
Independent trustees' compensation	10
Registration fees	86
Audit	30
Legal	6
Miscellaneous	32
Total expenses before reductions	22,743
Expense reductions	(2,157)	20,586
Net investment income (loss)		1,174
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(175,371)
Other affiliated issuers	(11,678)
Foreign currency transactions	(388)
Total net realized gain (loss)		(187,437)
Change in net unrealized appreciation (depreciation) on: Investment securities	389,543
Assets and liabilities in foreign currencies	144
Total change in net unrealized appreciation (depreciation)		389,687
Net gain (loss)		202,250
Net increase (decrease) in net assets resulting from operations		$ 203,424

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,174	$ 5,461
Net realized gain (loss)	(187,437)	36,010
Change in net unrealized appreciation (depreciation)	389,687	(1,030,048)
Net increase (decrease) in net assets resulting from operations	203,424	(988,577)
Distributions to shareholders from net investment income	(4,456)	-
Distributions to shareholders from net realized gain	(110,886)	(137,153)
Total distributions	(115,342)	(137,153)
Share transactions - net increase (decrease)	350,669	211,276
Total increase (decrease) in net assets	438,751	(914,454)

Net Assets
Beginning of period	2,677,726	3,592,180
End of period (including distributions in excess of net investment income of $3,282 and $0, respectively)	$ 3,116,477	$ 2,677,726

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 17.69	$ 25.12	$ 24.38	$ 26.65	$ 24.10	$ 19.63
Income from Investment Operations
Net investment income (loss) E	.02	.06	.04	(.11)	(.19)	(.17) H
Net realized and unrealized gain (loss)	1.17	(6.54)	2.61	2.37	2.78	4.64
Total from investment operations	1.19	(6.48)	2.65	2.26	2.59	4.47
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	(.72)	(.95)	(1.91)	(4.53)	(.04)	-
Total distributions	(.75)	(.95)	(1.91)	(4.53)	(.04)	-
Net asset value, end of period	$ 18.13	$ 17.69	$ 25.12	$ 24.38	$ 26.65	$ 24.10
Total Return B,C,D	7.09%	(26.81)%	11.73%	9.62%	10.77%	22.77%
Ratios to Average Net Assets F,I
Expenses before reductions	1.57% A	1.35%	1.31%	1.32%	1.39%	1.36%
Expenses net of fee waivers, if any	1.40% A	1.35%	1.31%	1.32%	1.39%	1.36%
Expenses net of all reductions	1.40% A	1.34%	1.30%	1.28%	1.36%	1.34%
Net investment income (loss)	.20% A	.27%	.15%	(.46)%	(.74)%	(.81)%
Supplemental Data
Net assets, end of period (in millions)	$ 947	$ 802	$ 1,012	$ 805	$ 636	$ 432
Portfolio turnover rate G	57% A	98%	65%	84%	102%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 17.20	$ 24.49	$ 23.86	$ 26.22	$ 23.74	$ 19.38
Income from Investment Operations
Net investment income (loss) E	- J	.02	(.01)	(.15)	(.22)	(.22) H
Net realized and unrealized gain (loss)	1.13	(6.36)	2.55	2.32	2.74	4.58
Total from investment operations	1.13	(6.34)	2.54	2.17	2.52	4.36
Distributions from net realized gain	(.72)	(.95)	(1.91)	(4.53)	(.04)	-
Net asset value, end of period	$ 17.61	$ 17.20	$ 24.49	$ 23.86	$ 26.22	$ 23.74
Total ReturnB,C,D	6.93%	(26.93)%	11.51%	9.40%	10.64%	22.50%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.80% A	1.54%	1.50%	1.50%	1.54%	1.58%
Expenses net of fee waivers, if any	1.65% A	1.54%	1.50%	1.50%	1.54%	1.58%
Expenses net of all reductions	1.65% A	1.53%	1.49%	1.46%	1.51%	1.57%
Net investment income (loss)	(.05)% A	.08%	(.04)%	(.64)%	(.89)%	(1.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,084	$ 1,020	$ 1,515	$ 1,521	$ 1,514	$ 1,240
Portfolio turnover rateG	57% A	98%	65%	84%	102%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.02	$ 23.01	$ 22.65	$ 25.24	$ 23.00	$ 18.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.14)	(.28)	(.35)	(.33) H
Net realized and unrealized gain (loss)	1.05	(5.94)	2.41	2.22	2.63	4.45
Total from investment operations	1.01	(6.04)	2.27	1.94	2.28	4.12
Distributions from net realized gain	(.72)	(.95)	(1.91)	(4.53)	(.04)	-
Net asset value, end of period	$ 16.31	$ 16.02	$ 23.01	$ 22.65	$ 25.24	$ 23.00
Total Return B,C,D	6.68%	(27.38)%	10.88%	8.75%	9.93%	21.82%
Ratios to Average Net Assets F,I
Expenses before reductions	2.33% A	2.11%	2.09%	2.12%	2.13%	2.18%
Expenses net of fee waivers, if any	2.15% A	2.11%	2.09%	2.12%	2.13%	2.18%
Expenses net of all reductions	2.15% A	2.10%	2.08%	2.08%	2.10%	2.16%
Net investment income (loss)	(.55)% A	(.50)%	(.63)%	(1.26)%	(1.48)%	(1.63)%
Supplemental Data
Net assets, end of period (in millions)	$ 80	$ 87	$ 159	$ 221	$ 315	$ 343
Portfolio turnover rate G	57% A	98%	65%	84%	102%	36%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.16	$ 23.20	$ 22.82	$ 25.39	$ 23.12	$ 18.97
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.14)	(.27)	(.35)	(.32) H
Net realized and unrealized gain (loss)	1.06	(5.99)	2.43	2.23	2.66	4.47
Total from investment operations	1.02	(6.09)	2.29	1.96	2.31	4.15
Distributions from net realized gain	(.72)	(.95)	(1.91)	(4.53)	(.04)	-
Net asset value, end of period	$ 16.46	$ 16.16	$ 23.20	$ 22.82	$ 25.39	$ 23.12
Total Return B,C,D	6.68%	(27.37)%	10.89%	8.78%	10.01%	21.88%
Ratios to Average Net Assets F,I
Expenses before reductions	2.33% A	2.10%	2.06%	2.07%	2.10%	2.12%
Expenses net of fee waivers, if any	2.15% A	2.10%	2.06%	2.07%	2.10%	2.12%
Expenses net of all reductions	2.15% A	2.09%	2.05%	2.04%	2.07%	2.10%
Net investment income (loss)	(.55)% A	(.48)%	(.60)%	(1.21)%	(1.45)%	(1.57)%
Supplemental Data
Net assets, end of period (in millions)	$ 243	$ 214	$ 306	$ 311	$ 317	$ 294
Portfolio turnover rate G	57% A	98%	65%	84%	102%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.42	$ 26.03	$ 25.19	$ 27.31	$ 24.60	$ 19.96
Income from Investment Operations
Net investment income (loss) D	.04	.14	.12	(.03)	(.09)	(.10) G
Net realized and unrealized gain (loss)	1.21	(6.80)	2.70	2.44	2.84	4.74
Total from investment operations	1.25	(6.66)	2.82	2.41	2.75	4.64
Distributions from net investment income	(.10)	-	-	-	-	-
Distributions from net realized gain	(.72)	(.95)	(1.98)	(4.53)	(.04)	-
Total distributions	(.82)	(.95)	(1.98)	(4.53)	(.04)	-
Net asset value, end of period	$ 18.85	$ 18.42	$ 26.03	$ 25.19	$ 27.31	$ 24.60
Total Return B,C	7.20%	(26.56)%	12.09%	9.99%	11.20%	23.25%
Ratios to Average Net Assets E,H
Expenses before reductions	1.28% A	1.03%	.99%	.97%	.98%	1.01%
Expenses net of fee waivers, if any	1.15% A	1.03%	.99%	.97%	.98%	1.01%
Expenses net of all reductions	1.15% A	1.01%	.98%	.94%	.95%	.99%
Net investment income (loss)	.45% A	.59%	.47%	(.12)%	(.33)%	(.46)%
Supplemental Data
Net assets, end of period (in millions)	$ 762	$ 555	$ 600	$ 523	$ 421	$ 227
Portfolio turnover rate F	57% A	98%	65%	84%	102%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 297,323
Unrealized depreciation	(383,755)
Net unrealized appreciation (depreciation)	$ (86,432)
Cost for federal income tax purposes	$ 3,223,817

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,330,763 and $643,804, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .96% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,020	$ 51
Class T	.25%	.25%	2,470	9
Class B	.75%	.25%	392	295
Class C	.75%	.25%	1,074	143
			$ 4,956	$ 498

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 133
Class T	28
Class B*	80
Class C*	14
$ 255

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,313.32
Class T	1,470.30
Class B	127.32
Class C	346.32
Institutional Class	865.27
	$ 4,121

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $81 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $27.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 718
Class T	1.65%	746
Class B	2.15%	69
Class C	2.15%	190
Institutional Class	1.15%	402
		$ 2,125

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $32 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 1,318	$ -
Institutional Class	3,138	-
Total	$ 4,456	$ -
From net realized gain
Class A	$ 32,720	$ 38,343
Class T	42,759	58,215
Class B	3,845	6,436
Class C	9,625	12,454
Institutional Class	21,937	21,705
Total	$ 110,886	$ 137,153

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	13,531	17,663	$ 225,660	$ 396,303
Reinvestment of distributions	1,871	1,444	31,200	34,804
Shares redeemed	(8,484)	(14,050)	(138,045)	(312,676)
Net increase (decrease)	6,918	5,057	$ 118,815	$ 118,431
Class T
Shares sold	10,247	15,438	$ 165,612	$ 335,424
Reinvestment of distributions	2,511	2,359	40,724	55,368
Shares redeemed	(10,538)	(20,336)	(169,535)	(441,360)
Net increase (decrease)	2,220	(2,539)	$ 36,801	$ (50,568)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class B
Shares sold	667	703	$ 10,009	$ 14,157
Reinvestment of distributions	238	269	3,576	5,915
Shares redeemed	(1,407)	(2,468)	(20,876)	(50,254)
Net increase (decrease)	(502)	(1,496)	$ (7,291)	$ (30,182)
Class C
Shares sold	2,792	3,251	$ 42,198	$ 67,043
Reinvestment of distributions	562	497	8,532	11,014
Shares redeemed	(1,831)	(3,696)	(27,197)	(73,755)
Net increase (decrease)	1,523	52	$ 23,533	$ 4,302
Institutional Class
Shares sold	14,075	13,919	$ 244,005	$ 323,164
Reinvestment of distributions	1,179	747	20,426	18,685
Shares redeemed	(4,972)	(7,581)	(85,620)	(172,556)
Net increase (decrease)	10,282	7,085	$ 178,811	$ 169,293

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ASCFI-USAN-0709
1.786802.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Strategic Growth
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 1,165.90	$ 6.75
Hypothetical A		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,163.70	$ 8.09
Hypothetical A		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,159.90	$ 10.77
Hypothetical A		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,160.70	$ 10.77
Hypothetical A		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,165.40	$ 5.40
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.3	2.0
Google, Inc. Class A (sub. vtg.)	3.3	3.1
Wal-Mart Stores, Inc.	2.6	1.7
Cisco Systems, Inc.	2.3	2.7
Microsoft Corp.	2.0	1.9
Costco Wholesale Corp.	2.0	0.4
Oracle Corp.	2.0	1.3
QUALCOMM, Inc.	1.8	2.7
The Coca-Cola Co.	1.8	1.8
Hewlett-Packard Co.	1.7	1.7
	22.8
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.0	28.6
Health Care	12.7	15.0
Industrials	11.7	11.1
Consumer Discretionary	11.3	10.0
Consumer Staples	10.5	13.7
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 98.4%		Stocks 97.7%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	8.4%	** Foreign investments	8.9%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.6%
BorgWarner, Inc.	500	$ 16,125
Johnson Controls, Inc.	3,400	67,762
		83,887
Hotels, Restaurants & Leisure - 2.4%
McDonald's Corp.	2,200	129,778
Penn National Gaming, Inc. (a)	700	23,149
Starbucks Corp. (a)	7,200	103,608
Wyndham Worldwide Corp.	6,600	77,814
		334,349
Household Durables - 0.8%
Sealy Corp., Inc. rights 6/25/09 (a)	3,300	6,963
Tempur-Pedic International, Inc.	9,200	101,476
		108,439
Internet & Catalog Retail - 1.0%
Amazon.com, Inc.	1,800	140,382
Media - 0.3%
Interpublic Group of Companies, Inc. (a)	9,500	49,780
Multiline Retail - 1.2%
Nordstrom, Inc.	2,700	53,163
Target Corp.	3,000	117,900
		171,063
Specialty Retail - 3.1%
Abercrombie & Fitch Co. Class A	1,600	48,176
Best Buy Co., Inc.	2,400	84,240
Casual Male Retail Group, Inc. (a)	1,100	1,925
Home Depot, Inc.	1,000	23,160
Lowe's Companies, Inc.	3,600	68,436
Staples, Inc.	4,800	98,160
The Men's Wearhouse, Inc.	1,400	23,926
TJX Companies, Inc.	3,000	88,530
		436,553
Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc.	3,200	84,064
G-III Apparel Group Ltd. (a)	7,500	50,175
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Phillips-Van Heusen Corp.	1,500	$ 44,205
Polo Ralph Lauren Corp. Class A	1,600	86,112
		264,556
TOTAL CONSUMER DISCRETIONARY		1,589,009
CONSUMER STAPLES - 10.5%
Beverages - 2.3%
PepsiCo, Inc.	1,400	72,870
The Coca-Cola Co.	5,000	245,800
		318,670
Food & Staples Retailing - 4.6%
Costco Wholesale Corp.	5,900	286,268
Wal-Mart Stores, Inc.	7,300	363,102
Whole Foods Market, Inc.	400	7,548
		656,918
Food Products - 1.7%
Green Mountain Coffee Roasters, Inc. (a)	500	41,735
Nestle SA sponsored ADR	4,450	162,292
Smart Balance, Inc. (a)	4,400	32,560
		236,587
Household Products - 1.3%
Procter & Gamble Co.	3,500	181,790
Personal Products - 0.6%
Avon Products, Inc.	3,300	87,648
TOTAL CONSUMER STAPLES		1,481,613
ENERGY - 8.8%
Energy Equipment & Services - 3.3%
Halliburton Co.	2,400	55,032
National Oilwell Varco, Inc. (a)	2,828	109,217
Noble Corp.	1,900	65,303
Schlumberger Ltd. (NY Shares)	3,420	195,727
Transocean Ltd. (a)	200	15,896
Weatherford International Ltd. (a)	1,000	20,700
		461,875
Oil, Gas & Consumable Fuels - 5.5%
Canadian Natural Resources Ltd.	500	29,635
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	2,000	$ 45,320
CONSOL Energy, Inc.	1,370	56,389
EOG Resources, Inc.	900	65,871
Exxon Mobil Corp.	2,340	162,279
Frontier Oil Corp.	600	10,482
Hess Corp.	400	26,636
Marathon Oil Corp.	2,400	76,512
Massey Energy Co.	2,900	66,381
Occidental Petroleum Corp.	2,100	140,931
Range Resources Corp.	100	4,581
Southwestern Energy Co. (a)	1,100	47,817
Ultra Petroleum Corp. (a)	1,100	49,808
		782,642
TOTAL ENERGY		1,244,517
FINANCIALS - 5.6%
Capital Markets - 1.8%
Charles Schwab Corp.	1,900	33,440
Deutsche Bank AG (NY Shares)	700	47,327
Goldman Sachs Group, Inc.	400	57,828
Janus Capital Group, Inc.	3,100	31,434
Morgan Stanley	2,700	81,864
		251,893
Commercial Banks - 1.1%
Boston Private Financial Holdings, Inc.	5,800	28,884
CapitalSource, Inc.	9,100	34,125
PNC Financial Services Group, Inc.	1,000	45,550
Wells Fargo & Co.	2,000	51,000
		159,559
Consumer Finance - 0.2%
American Express Co.	1,000	24,850
Diversified Financial Services - 1.8%
Bank of America Corp.	4,300	48,461
CME Group, Inc.	500	160,820
JPMorgan Chase & Co.	1,300	47,970
		257,251
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.4%
Genworth Financial, Inc. Class A (non-vtg.)	4,700	$ 27,824
MetLife, Inc.	900	28,350
		56,174
Real Estate Investment Trusts - 0.3%
Simon Property Group, Inc.	800	42,776
TOTAL FINANCIALS		792,503
HEALTH CARE - 12.7%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	832	30,368
Alnylam Pharmaceuticals, Inc. (a)	1,200	24,432
Biogen Idec, Inc. (a)	800	41,432
Celgene Corp. (a)	1,300	54,912
Cephalon, Inc. (a)	600	34,986
Cougar Biotechnology, Inc. (a)	1,200	51,588
Gilead Sciences, Inc. (a)	2,800	120,680
RXi Pharmaceuticals Corp. (a)	3,054	16,003
United Therapeutics Corp. (a)	500	40,075
		414,476
Health Care Equipment & Supplies - 2.2%
Covidien Ltd.	1,800	64,296
Inverness Medical Innovations, Inc. (a)	6,875	223,644
NuVasive, Inc. (a)	500	18,060
		306,000
Health Care Providers & Services - 2.4%
Community Health Systems, Inc. (a)	1,000	26,390
Express Scripts, Inc. (a)	1,700	108,885
Health Management Associates, Inc. Class A (a)	4,600	26,726
Medco Health Solutions, Inc. (a)	2,900	133,081
UnitedHealth Group, Inc.	1,600	42,560
		337,642
Health Care Technology - 0.2%
athenahealth, Inc. (a)	800	24,144
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	1,900	69,749
QIAGEN NV (a)	4,000	70,400
		140,149
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 4.0%
Abbott Laboratories	1,600	$ 72,096
Allergan, Inc.	5,300	233,889
Cadence Pharmaceuticals, Inc. (a)	2,500	26,500
Johnson & Johnson	700	38,612
Merck & Co., Inc.	3,900	107,562
Optimer Pharmaceuticals, Inc. (a)	1,000	12,410
Schering-Plough Corp.	2,200	53,680
ViroPharma, Inc. (a)	1,000	6,950
Vivus, Inc. (a)	2,800	14,476
		566,175
TOTAL HEALTH CARE		1,788,586
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	4,100	135,956
Precision Castparts Corp.	300	24,771
United Technologies Corp.	3,300	173,613
		334,340
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	600	30,492
United Parcel Service, Inc. Class B	2,600	132,964
		163,456
Building Products - 0.1%
Masco Corp.	1,900	19,684
Commercial Services & Supplies - 0.0%
Fuel Tech, Inc. (a)	700	6,832
Electrical Equipment - 2.6%
American Superconductor Corp. (a)(d)	1,100	30,668
AMETEK, Inc.	2,200	69,190
Emerson Electric Co.	2,300	73,807
First Solar, Inc. (a)	400	76,000
Regal-Beloit Corp.	800	31,608
Rockwell Automation, Inc.	2,100	64,449
Satcon Technology Corp. (a)(d)	8,200	19,434
		365,156
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
3M Co.	900	$ 51,390
Textron, Inc.	3,100	35,650
		87,040
Machinery - 2.6%
Cummins, Inc.	2,200	71,346
Danaher Corp.	1,200	72,420
Deere & Co.	1,700	73,899
Ingersoll-Rand Co. Ltd. Class A	1,500	30,345
Navistar International Corp. (a)	1,100	43,791
PACCAR, Inc.	1,500	44,775
Timken Co.	1,600	27,056
		363,632
Professional Services - 0.7%
Manpower, Inc.	1,280	54,413
Monster Worldwide, Inc. (a)	3,700	43,216
		97,629
Road & Rail - 1.5%
Ryder System, Inc.	1,900	53,542
Union Pacific Corp.	3,200	157,664
		211,206
TOTAL INDUSTRIALS		1,648,975
INFORMATION TECHNOLOGY - 31.0%
Communications Equipment - 6.3%
Cisco Systems, Inc. (a)	17,300	320,050
Corning, Inc.	12,300	180,810
Juniper Networks, Inc. (a)	1,520	37,590
Palm, Inc. (a)	3,100	37,820
QUALCOMM, Inc.	6,000	261,540
Research In Motion Ltd. (a)	600	47,184
		884,994
Computers & Peripherals - 6.7%
Apple, Inc. (a)	3,430	465,826
Dell, Inc. (a)	10,100	116,958
Hewlett-Packard Co.	6,900	237,015
International Business Machines Corp.	400	42,512
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	1,200	$ 23,400
Seagate Technology	7,400	64,454
		950,165
Electronic Equipment & Components - 0.3%
Ingram Micro, Inc. Class A (a)	2,400	39,648
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	2,000	44,520
Baidu.com, Inc. sponsored ADR (a)	100	26,395
Google, Inc. Class A (sub. vtg.) (a)	1,106	461,456
Sohu.com, Inc. (a)	500	31,570
Tencent Holdings Ltd.	1,600	17,970
		581,911
IT Services - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	3,400	85,646
Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	6,400	72,064
ASML Holding NV (NY Shares)	3,400	70,380
Atmel Corp. (a)	11,804	45,445
Intel Corp.	11,900	187,068
KLA-Tencor Corp.	1,200	32,400
Lam Research Corp. (a)	1,200	31,428
Marvell Technology Group Ltd. (a)	7,300	83,439
Skyworks Solutions, Inc. (a)	7,800	74,334
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,200	67,828
		664,386
Software - 8.3%
BMC Software, Inc. (a)	3,300	112,530
Changyou.com Ltd. (A Shares) ADR	100	3,290
Citrix Systems, Inc. (a)	2,100	65,961
Electronic Arts, Inc. (a)	6,000	137,940
Informatica Corp. (a)	2,800	45,724
McAfee, Inc. (a)	1,300	50,999
Microsoft Corp.	13,800	288,282
Oracle Corp.	14,200	278,178
Red Hat, Inc. (a)	2,200	43,890
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Sourcefire, Inc. (a)	1,400	$ 17,080
Sybase, Inc. (a)	4,000	130,120
		1,173,994
TOTAL INFORMATION TECHNOLOGY		4,380,744
MATERIALS - 4.5%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	900	58,302
Airgas, Inc.	300	12,678
Albemarle Corp.	500	14,110
E.I. du Pont de Nemours & Co.	1,600	45,552
Monsanto Co.	1,940	159,371
The Mosaic Co.	1,000	54,700
		344,713
Containers & Packaging - 0.3%
Packaging Corp. of America	1,600	25,792
Sealed Air Corp.	1,100	22,011
		47,803
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd. (Canada)	300	18,545
Eldorado Gold Corp. (a)	2,300	22,794
Freeport-McMoRan Copper & Gold, Inc. Class B	500	27,215
Newmont Mining Corp.	1,900	92,853
Nucor Corp.	300	13,173
Steel Dynamics, Inc.	3,500	52,290
Yamana Gold, Inc.	1,600	18,817
		245,687
TOTAL MATERIALS		638,203
TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
American Tower Corp. Class A (a)	2,200	70,114
Sprint Nextel Corp. (a)	40,700	209,605
		279,719
Common Stocks - continued
	Shares	Value
UTILITIES - 0.3%
Electric Utilities - 0.3%
Entergy Corp.	300	$ 22,386
Exelon Corp.	300	14,403
		36,789
Multi-Utilities - 0.0%
Sempra Energy	100	4,568
TOTAL UTILITIES		41,357
TOTAL COMMON STOCKS (Cost $14,917,021)		13,885,226
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.53% (b)	120,230	120,230
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	52,750	52,750
TOTAL MONEY MARKET FUNDS (Cost $172,980)		172,980
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $34,000)	$ 34,000	34,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $15,124,001)		14,092,206
NET OTHER ASSETS - 0.2%		26,553
NET ASSETS - 100%		$ 14,118,759
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1,500
Bank of America, NA	2,887
Barclays Capital, Inc.	4,812
Credit Suisse Securities (USA) LLC	238
Deutsche Bank Securities, Inc.	5,318
HSBC Securities (USA), Inc.	4,812
ING Financial Markets LLC	1,604
J.P. Morgan Securities, Inc.	11,225
Mizuho Securities USA, Inc.	802
Societe Generale, New York Branch	802
$ 34,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 808
Fidelity Securities Lending Cash Central Fund	2,009
Total	$ 2,817
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 14,092,206	$ 14,040,236	$ 51,970	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 15,000
Total Realized Gain (Loss)	(2,552)
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(12,448)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At November 30, 2008, the Fund had a capital loss carryforward of approximately $8,938,939 of which $5,427,957, $2,163,543 and $1,347,439 will expire on November 30, 2010, 2011 and 2016, respectively.
The Fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $790,957 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,490 and repurchase agreements of $34,000) - See accompanying schedule: Unaffiliated issuers (cost $14,951,021)	$ 13,919,226
Fidelity Central Funds (cost $172,980)	172,980
Total Investments (cost $15,124,001)		$ 14,092,206
Cash		627
Receivable for investments sold		689,258
Receivable for fund shares sold		94,216
Dividends receivable		27,035
Distributions receivable from Fidelity Central Funds		225
Prepaid expenses		91
Receivable from investment adviser for expense reductions		5,375
Other receivables		225
Total assets		14,909,258

Liabilities
Payable for investments purchased	$ 682,194
Payable for fund shares redeemed	12,537
Accrued management fee	5,937
Distribution fees payable	6,090
Other affiliated payables	4,070
Other payables and accrued expenses	26,921
Collateral on securities loaned, at value	52,750
Total liabilities		790,499

Net Assets		$ 14,118,759
Net Assets consist of:
Paid in capital		$ 27,199,227
Undistributed net investment income		389
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,049,021)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,031,836)
Net Assets		$ 14,118,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,858,789 ÷ 658,756 shares)	$ 7.38

Maximum offering price per share (100/94.25 of $7.38)	$ 7.83
Class T: Net Asset Value and redemption price per share ($5,514,538 ÷ 768,132 shares)	$ 7.18

Maximum offering price per share (100/96.50 of $7.18)	$ 7.44
Class B: Net Asset Value and offering price per share ($1,959,509 ÷ 287,126 shares)A	$ 6.82

Class C: Net Asset Value and offering price per share ($1,699,813 ÷ 250,301 shares)A	$ 6.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($86,110 ÷ 11,420 shares)	$ 7.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 92,363
Interest		10
Income from Fidelity Central Funds		2,817
Total income		95,190

Expenses
Management fee Basic fee	$ 34,961
Performance adjustment	(4,254)
Transfer agent fees	22,234
Distribution fees	33,261
Accounting and security lending fees	2,428
Custodian fees and expenses	9,408
Independent trustees' compensation	48
Registration fees	29,267
Audit	27,148
Legal	41
Miscellaneous	142
Total expenses before reductions	154,684
Expense reductions	(59,883)	94,801
Net investment income (loss)		389
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,187,402)
Foreign currency transactions	(346)
Total net realized gain (loss)		(2,187,748)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,109,190
Assets and liabilities in foreign currencies	18
Total change in net unrealized appreciation (depreciation)		4,109,208
Net gain (loss)		1,921,460
Net increase (decrease) in net assets resulting from operations		$ 1,921,849

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 389	$ (99,929)
Net realized gain (loss)	(2,187,748)	(2,270,047)
Change in net unrealized appreciation (depreciation)	4,109,208	(8,191,313)
Net increase (decrease) in net assets resulting from operations	1,921,849	(10,561,289)
Share transactions - net increase (decrease)	(46,779)	(898,921)
Total increase (decrease) in net assets	1,875,070	(11,460,210)

Net Assets
Beginning of period	12,243,689	23,703,899
End of period (including undistributed net investment income of $389 and $0, respectively)	$ 14,118,759	$ 12,243,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.33	$ 11.54	$ 9.76	$ 9.27	$ 8.59	$ 8.28
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	(.04)	(.03)	(.04)	.01 H
Net realized and unrealized gain (loss)	1.04	(5.19)	1.82	.52	.72	.30
Total from investment operations	1.05	(5.21)	1.78	.49	.68	.31
Net asset value, end of period	$ 7.38	$ 6.33	$ 11.54	$ 9.76	$ 9.27	$ 8.59
Total Return B,C,D	16.59%	(45.15)%	18.24%	5.29%	7.92%	3.74%
Ratios to Average Net Assets F,I
Expenses before reductions	2.20% A	1.86%	1.74%	1.73%	1.76%	2.02%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.26%	1.30%
Expenses net of all reductions	1.25% A	1.25%	1.25%	1.24%	1.22%	1.25%
Net investment income (loss)	.29% A	(.20)%	(.40)%	(.34)%	(.43)%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,859	$ 4,113	$ 7,119	$ 5,709	$ 5,524	$ 5,691
Portfolio turnover rate G	148% A	140%	170%	88%	115%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.17	$ 11.27	$ 9.56	$ 9.10	$ 8.45	$ 8.16
Income from Investment Operations
Net investment income (loss) E	- J	(.04)	(.07)	(.05)	(.06)	(.01)H
Net realized and unrealized gain (loss)	1.01	(5.06)	1.78	.51	.71	.30
Total from investment operations	1.01	(5.10)	1.71	.46	.65	.29
Net asset value, end of period	$ 7.18	$ 6.17	$ 11.27	$ 9.56	$ 9.10	$ 8.45
Total Return B,C,D	16.37%	(45.25)%	17.89%	5.05%	7.69%	3.55%
Ratios to Average Net Assets F,I
Expenses before reductions	2.51% A	2.15%	2.06%	2.03%	2.07%	2.39%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.51%	1.55%
Expenses net of all reductions	1.50% A	1.50%	1.49%	1.49%	1.47%	1.50%
Net investment income (loss)	.05% A	(.45)%	(.64)%	(.59)%	(.67)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,515	$ 4,755	$ 9,393	$ 8,896	$ 9,753	$ 10,200
Portfolio turnover rate G	148% A	140%	170%	88%	115%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.88	$ 10.80	$ 9.20	$ 8.80	$ 8.21	$ 7.98
Income from Investment Operations
Net investment income (loss) E	(.01)	(.09)	(.11)	(.10)	(.10)	(.05) H
Net realized and unrealized gain (loss)	.95	(4.83)	1.71	.50	.69	.28
Total from investment operations	.94	(4.92)	1.60	.40	.59	.23
Net asset value, end of period	$ 6.82	$ 5.88	$ 10.80	$ 9.20	$ 8.80	$ 8.21
Total Return B,C,D	15.99%	(45.56)%	17.39%	4.55%	7.19%	2.88%
Ratios to Average Net Assets F,I
Expenses before reductions	2.94% A	2.62%	2.50%	2.48%	2.52%	2.82%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.01%	2.05%
Expenses net of all reductions	2.00% A	2.00%	1.99%	1.99%	1.96%	2.00%
Net investment income (loss)	(.45)% A	(.95)%	(1.14)%	(1.08)%	(1.17)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,960	$ 1,785	$ 3,893	$ 4,242	$ 5,080	$ 5,757
Portfolio turnover rate G	148% A	140%	170%	88%	115%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.85	$ 10.75	$ 9.16	$ 8.76	$ 8.17	$ 7.94
Income from Investment Operations
Net investment income (loss) E	(.01)	(.09)	(.11)	(.10)	(.10)	(.05) H
Net realized and unrealized gain (loss)	.95	(4.81)	1.70	.50	.69	.28
Total from investment operations	.94	(4.90)	1.59	.40	.59	.23
Net asset value, end of period	$ 6.79	$ 5.85	$ 10.75	$ 9.16	$ 8.76	$ 8.17
Total Return B,C,D	16.07%	(45.58)%	17.36%	4.57%	7.22%	2.90%
Ratios to Average Net Assets F,I
Expenses before reductions	2.94% A	2.62%	2.49%	2.48%	2.51%	2.70%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.01%	2.05%
Expenses net of all reductions	2.00% A	2.00%	2.00%	1.99%	1.97%	2.00%
Net investment income (loss)	(.45)% A	(.95)%	(1.15)%	(1.09)%	(1.17)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,700	$ 1,492	$ 3,110	$ 2,546	$ 2,688	$ 2,688
Portfolio turnover rate G	148% A	140%	170%	88%	115%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 11.75	$ 9.92	$ 9.39	$ 8.67	$ 8.34
Income from Investment Operations
Net investment income (loss) D	.02	.01	(.02)	(.01)	(.02)	.03 G
Net realized and unrealized gain (loss)	1.05	(5.29)	1.85	.54	.74	.30
Total from investment operations	1.07	(5.28)	1.83	.53	.72	.33
Net asset value, end of period	$ 7.54	$ 6.47	$ 11.75	$ 9.92	$ 9.39	$ 8.67
Total Return B,C	16.54%	(44.94)%	18.45%	5.64%	8.30%	3.96%
Ratios to Average Net Assets E,H
Expenses before reductions	1.98% A	1.54%	1.39%	1.35%	1.39%	1.40%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.05%
Expenses net of all reductions	1.00% A	1.00%	.99%	.99%	.97%	1.00%
Net investment income (loss)	.54% A	.05%	(.14)%	(.09)%	(.18)%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 99	$ 188	$ 180	$ 192	$ 147
Portfolio turnover rate F	148% A	140%	170%	88%	115%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Strategic Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,183,315
Unrealized depreciation	(2,521,879)
Net unrealized appreciation (depreciation)	$ (1,338,564)
Cost for federal income tax purposes	$ 15,430,770

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,222,613 and $9,095,650, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,339	$ 109
Class T	.25%	.25%	11,992	28
Class B	.75%	.25%	8,731	6,553
Class C	.75%	.25%	7,199	772
			$ 33,261	$ 7,462

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,490
Class T	1,372
Class B*	2,076
Class C*	49
$ 5,987

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,089.33
Class T	9,654.40
Class B	2,917.33
Class C	2,415.34
Institutional Class	159.36
	$ 22,234

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $447 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,009.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 20,213
Class T	1.50%	24,177
Class B	2.00%	8,230
Class C	2.00%	6,798
Institutional Class	1.00%	433
		$ 59,851

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $32 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	113,960	203,957	$ 740,175	$ 2,010,843
Shares redeemed	(104,601)	(171,415)	(664,487)	(1,612,845)
Net increase (decrease)	9,359	32,542	$ 75,688	$ 397,998
Class T
Shares sold	92,778	141,253	$ 589,541	$ 1,349,199
Shares redeemed	(94,936)	(204,110)	(582,245)	(1,912,739)
Net increase (decrease)	(2,158)	(62,857)	$ 7,296	$ (563,540)
Class B
Shares sold	29,094	59,182	$ 178,180	$ 552,183
Shares redeemed	(45,374)	(116,308)	(264,818)	(1,043,766)
Net increase (decrease)	(16,280)	(57,126)	$ (86,638)	$ (491,583)
Class C
Shares sold	49,214	91,763	$ 296,629	$ 861,089
Shares redeemed	(53,723)	(126,406)	(313,859)	(1,101,306)
Net increase (decrease)	(4,509)	(34,643)	$ (17,230)	$ (240,217)
Institutional Class
Shares sold	-	2,449	$ -	$ 25,645
Shares redeemed	(3,883)	(3,184)	(25,895)	(27,224)
Net increase (decrease)	(3,883)	(735)	$ (25,895)	$ (1,579)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATQG-USAN-0709
1.786803.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Strategic Growth
Fund - Institutional Class

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	1.25%
Actual		$ 1,000.00	$ 1,165.90	$ 6.75
Hypothetical A		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,163.70	$ 8.09
Hypothetical A		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,159.90	$ 10.77
Hypothetical A		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,160.70	$ 10.77
Hypothetical A		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,165.40	$ 5.40
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.3	2.0
Google, Inc. Class A (sub. vtg.)	3.3	3.1
Wal-Mart Stores, Inc.	2.6	1.7
Cisco Systems, Inc.	2.3	2.7
Microsoft Corp.	2.0	1.9
Costco Wholesale Corp.	2.0	0.4
Oracle Corp.	2.0	1.3
QUALCOMM, Inc.	1.8	2.7
The Coca-Cola Co.	1.8	1.8
Hewlett-Packard Co.	1.7	1.7
	22.8
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.0	28.6
Health Care	12.7	15.0
Industrials	11.7	11.1
Consumer Discretionary	11.3	10.0
Consumer Staples	10.5	13.7
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 98.4%		Stocks 97.7%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	8.4%	** Foreign investments	8.9%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.6%
BorgWarner, Inc.	500	$ 16,125
Johnson Controls, Inc.	3,400	67,762
		83,887
Hotels, Restaurants & Leisure - 2.4%
McDonald's Corp.	2,200	129,778
Penn National Gaming, Inc. (a)	700	23,149
Starbucks Corp. (a)	7,200	103,608
Wyndham Worldwide Corp.	6,600	77,814
		334,349
Household Durables - 0.8%
Sealy Corp., Inc. rights 6/25/09 (a)	3,300	6,963
Tempur-Pedic International, Inc.	9,200	101,476
		108,439
Internet & Catalog Retail - 1.0%
Amazon.com, Inc.	1,800	140,382
Media - 0.3%
Interpublic Group of Companies, Inc. (a)	9,500	49,780
Multiline Retail - 1.2%
Nordstrom, Inc.	2,700	53,163
Target Corp.	3,000	117,900
		171,063
Specialty Retail - 3.1%
Abercrombie & Fitch Co. Class A	1,600	48,176
Best Buy Co., Inc.	2,400	84,240
Casual Male Retail Group, Inc. (a)	1,100	1,925
Home Depot, Inc.	1,000	23,160
Lowe's Companies, Inc.	3,600	68,436
Staples, Inc.	4,800	98,160
The Men's Wearhouse, Inc.	1,400	23,926
TJX Companies, Inc.	3,000	88,530
		436,553
Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc.	3,200	84,064
G-III Apparel Group Ltd. (a)	7,500	50,175
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Phillips-Van Heusen Corp.	1,500	$ 44,205
Polo Ralph Lauren Corp. Class A	1,600	86,112
		264,556
TOTAL CONSUMER DISCRETIONARY		1,589,009
CONSUMER STAPLES - 10.5%
Beverages - 2.3%
PepsiCo, Inc.	1,400	72,870
The Coca-Cola Co.	5,000	245,800
		318,670
Food & Staples Retailing - 4.6%
Costco Wholesale Corp.	5,900	286,268
Wal-Mart Stores, Inc.	7,300	363,102
Whole Foods Market, Inc.	400	7,548
		656,918
Food Products - 1.7%
Green Mountain Coffee Roasters, Inc. (a)	500	41,735
Nestle SA sponsored ADR	4,450	162,292
Smart Balance, Inc. (a)	4,400	32,560
		236,587
Household Products - 1.3%
Procter & Gamble Co.	3,500	181,790
Personal Products - 0.6%
Avon Products, Inc.	3,300	87,648
TOTAL CONSUMER STAPLES		1,481,613
ENERGY - 8.8%
Energy Equipment & Services - 3.3%
Halliburton Co.	2,400	55,032
National Oilwell Varco, Inc. (a)	2,828	109,217
Noble Corp.	1,900	65,303
Schlumberger Ltd. (NY Shares)	3,420	195,727
Transocean Ltd. (a)	200	15,896
Weatherford International Ltd. (a)	1,000	20,700
		461,875
Oil, Gas & Consumable Fuels - 5.5%
Canadian Natural Resources Ltd.	500	29,635
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	2,000	$ 45,320
CONSOL Energy, Inc.	1,370	56,389
EOG Resources, Inc.	900	65,871
Exxon Mobil Corp.	2,340	162,279
Frontier Oil Corp.	600	10,482
Hess Corp.	400	26,636
Marathon Oil Corp.	2,400	76,512
Massey Energy Co.	2,900	66,381
Occidental Petroleum Corp.	2,100	140,931
Range Resources Corp.	100	4,581
Southwestern Energy Co. (a)	1,100	47,817
Ultra Petroleum Corp. (a)	1,100	49,808
		782,642
TOTAL ENERGY		1,244,517
FINANCIALS - 5.6%
Capital Markets - 1.8%
Charles Schwab Corp.	1,900	33,440
Deutsche Bank AG (NY Shares)	700	47,327
Goldman Sachs Group, Inc.	400	57,828
Janus Capital Group, Inc.	3,100	31,434
Morgan Stanley	2,700	81,864
		251,893
Commercial Banks - 1.1%
Boston Private Financial Holdings, Inc.	5,800	28,884
CapitalSource, Inc.	9,100	34,125
PNC Financial Services Group, Inc.	1,000	45,550
Wells Fargo & Co.	2,000	51,000
		159,559
Consumer Finance - 0.2%
American Express Co.	1,000	24,850
Diversified Financial Services - 1.8%
Bank of America Corp.	4,300	48,461
CME Group, Inc.	500	160,820
JPMorgan Chase & Co.	1,300	47,970
		257,251
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.4%
Genworth Financial, Inc. Class A (non-vtg.)	4,700	$ 27,824
MetLife, Inc.	900	28,350
		56,174
Real Estate Investment Trusts - 0.3%
Simon Property Group, Inc.	800	42,776
TOTAL FINANCIALS		792,503
HEALTH CARE - 12.7%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	832	30,368
Alnylam Pharmaceuticals, Inc. (a)	1,200	24,432
Biogen Idec, Inc. (a)	800	41,432
Celgene Corp. (a)	1,300	54,912
Cephalon, Inc. (a)	600	34,986
Cougar Biotechnology, Inc. (a)	1,200	51,588
Gilead Sciences, Inc. (a)	2,800	120,680
RXi Pharmaceuticals Corp. (a)	3,054	16,003
United Therapeutics Corp. (a)	500	40,075
		414,476
Health Care Equipment & Supplies - 2.2%
Covidien Ltd.	1,800	64,296
Inverness Medical Innovations, Inc. (a)	6,875	223,644
NuVasive, Inc. (a)	500	18,060
		306,000
Health Care Providers & Services - 2.4%
Community Health Systems, Inc. (a)	1,000	26,390
Express Scripts, Inc. (a)	1,700	108,885
Health Management Associates, Inc. Class A (a)	4,600	26,726
Medco Health Solutions, Inc. (a)	2,900	133,081
UnitedHealth Group, Inc.	1,600	42,560
		337,642
Health Care Technology - 0.2%
athenahealth, Inc. (a)	800	24,144
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	1,900	69,749
QIAGEN NV (a)	4,000	70,400
		140,149
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 4.0%
Abbott Laboratories	1,600	$ 72,096
Allergan, Inc.	5,300	233,889
Cadence Pharmaceuticals, Inc. (a)	2,500	26,500
Johnson & Johnson	700	38,612
Merck & Co., Inc.	3,900	107,562
Optimer Pharmaceuticals, Inc. (a)	1,000	12,410
Schering-Plough Corp.	2,200	53,680
ViroPharma, Inc. (a)	1,000	6,950
Vivus, Inc. (a)	2,800	14,476
		566,175
TOTAL HEALTH CARE		1,788,586
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	4,100	135,956
Precision Castparts Corp.	300	24,771
United Technologies Corp.	3,300	173,613
		334,340
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	600	30,492
United Parcel Service, Inc. Class B	2,600	132,964
		163,456
Building Products - 0.1%
Masco Corp.	1,900	19,684
Commercial Services & Supplies - 0.0%
Fuel Tech, Inc. (a)	700	6,832
Electrical Equipment - 2.6%
American Superconductor Corp. (a)(d)	1,100	30,668
AMETEK, Inc.	2,200	69,190
Emerson Electric Co.	2,300	73,807
First Solar, Inc. (a)	400	76,000
Regal-Beloit Corp.	800	31,608
Rockwell Automation, Inc.	2,100	64,449
Satcon Technology Corp. (a)(d)	8,200	19,434
		365,156
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
3M Co.	900	$ 51,390
Textron, Inc.	3,100	35,650
		87,040
Machinery - 2.6%
Cummins, Inc.	2,200	71,346
Danaher Corp.	1,200	72,420
Deere & Co.	1,700	73,899
Ingersoll-Rand Co. Ltd. Class A	1,500	30,345
Navistar International Corp. (a)	1,100	43,791
PACCAR, Inc.	1,500	44,775
Timken Co.	1,600	27,056
		363,632
Professional Services - 0.7%
Manpower, Inc.	1,280	54,413
Monster Worldwide, Inc. (a)	3,700	43,216
		97,629
Road & Rail - 1.5%
Ryder System, Inc.	1,900	53,542
Union Pacific Corp.	3,200	157,664
		211,206
TOTAL INDUSTRIALS		1,648,975
INFORMATION TECHNOLOGY - 31.0%
Communications Equipment - 6.3%
Cisco Systems, Inc. (a)	17,300	320,050
Corning, Inc.	12,300	180,810
Juniper Networks, Inc. (a)	1,520	37,590
Palm, Inc. (a)	3,100	37,820
QUALCOMM, Inc.	6,000	261,540
Research In Motion Ltd. (a)	600	47,184
		884,994
Computers & Peripherals - 6.7%
Apple, Inc. (a)	3,430	465,826
Dell, Inc. (a)	10,100	116,958
Hewlett-Packard Co.	6,900	237,015
International Business Machines Corp.	400	42,512
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	1,200	$ 23,400
Seagate Technology	7,400	64,454
		950,165
Electronic Equipment & Components - 0.3%
Ingram Micro, Inc. Class A (a)	2,400	39,648
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	2,000	44,520
Baidu.com, Inc. sponsored ADR (a)	100	26,395
Google, Inc. Class A (sub. vtg.) (a)	1,106	461,456
Sohu.com, Inc. (a)	500	31,570
Tencent Holdings Ltd.	1,600	17,970
		581,911
IT Services - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	3,400	85,646
Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	6,400	72,064
ASML Holding NV (NY Shares)	3,400	70,380
Atmel Corp. (a)	11,804	45,445
Intel Corp.	11,900	187,068
KLA-Tencor Corp.	1,200	32,400
Lam Research Corp. (a)	1,200	31,428
Marvell Technology Group Ltd. (a)	7,300	83,439
Skyworks Solutions, Inc. (a)	7,800	74,334
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,200	67,828
		664,386
Software - 8.3%
BMC Software, Inc. (a)	3,300	112,530
Changyou.com Ltd. (A Shares) ADR	100	3,290
Citrix Systems, Inc. (a)	2,100	65,961
Electronic Arts, Inc. (a)	6,000	137,940
Informatica Corp. (a)	2,800	45,724
McAfee, Inc. (a)	1,300	50,999
Microsoft Corp.	13,800	288,282
Oracle Corp.	14,200	278,178
Red Hat, Inc. (a)	2,200	43,890
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Sourcefire, Inc. (a)	1,400	$ 17,080
Sybase, Inc. (a)	4,000	130,120
		1,173,994
TOTAL INFORMATION TECHNOLOGY		4,380,744
MATERIALS - 4.5%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	900	58,302
Airgas, Inc.	300	12,678
Albemarle Corp.	500	14,110
E.I. du Pont de Nemours & Co.	1,600	45,552
Monsanto Co.	1,940	159,371
The Mosaic Co.	1,000	54,700
		344,713
Containers & Packaging - 0.3%
Packaging Corp. of America	1,600	25,792
Sealed Air Corp.	1,100	22,011
		47,803
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd. (Canada)	300	18,545
Eldorado Gold Corp. (a)	2,300	22,794
Freeport-McMoRan Copper & Gold, Inc. Class B	500	27,215
Newmont Mining Corp.	1,900	92,853
Nucor Corp.	300	13,173
Steel Dynamics, Inc.	3,500	52,290
Yamana Gold, Inc.	1,600	18,817
		245,687
TOTAL MATERIALS		638,203
TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
American Tower Corp. Class A (a)	2,200	70,114
Sprint Nextel Corp. (a)	40,700	209,605
		279,719
Common Stocks - continued
	Shares	Value
UTILITIES - 0.3%
Electric Utilities - 0.3%
Entergy Corp.	300	$ 22,386
Exelon Corp.	300	14,403
		36,789
Multi-Utilities - 0.0%
Sempra Energy	100	4,568
TOTAL UTILITIES		41,357
TOTAL COMMON STOCKS (Cost $14,917,021)		13,885,226
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.53% (b)	120,230	120,230
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	52,750	52,750
TOTAL MONEY MARKET FUNDS (Cost $172,980)		172,980
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $34,000)	$ 34,000	34,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $15,124,001)		14,092,206
NET OTHER ASSETS - 0.2%		26,553
NET ASSETS - 100%		$ 14,118,759
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1,500
Bank of America, NA	2,887
Barclays Capital, Inc.	4,812
Credit Suisse Securities (USA) LLC	238
Deutsche Bank Securities, Inc.	5,318
HSBC Securities (USA), Inc.	4,812
ING Financial Markets LLC	1,604
J.P. Morgan Securities, Inc.	11,225
Mizuho Securities USA, Inc.	802
Societe Generale, New York Branch	802
$ 34,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 808
Fidelity Securities Lending Cash Central Fund	2,009
Total	$ 2,817
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 14,092,206	$ 14,040,236	$ 51,970	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 15,000
Total Realized Gain (Loss)	(2,552)
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(12,448)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At November 30, 2008, the Fund had a capital loss carryforward of approximately $8,938,939 of which $5,427,957, $2,163,543 and $1,347,439 will expire on November 30, 2010, 2011 and 2016, respectively.
The Fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $790,957 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,490 and repurchase agreements of $34,000) - See accompanying schedule: Unaffiliated issuers (cost $14,951,021)	$ 13,919,226
Fidelity Central Funds (cost $172,980)	172,980
Total Investments (cost $15,124,001)		$ 14,092,206
Cash		627
Receivable for investments sold		689,258
Receivable for fund shares sold		94,216
Dividends receivable		27,035
Distributions receivable from Fidelity Central Funds		225
Prepaid expenses		91
Receivable from investment adviser for expense reductions		5,375
Other receivables		225
Total assets		14,909,258

Liabilities
Payable for investments purchased	$ 682,194
Payable for fund shares redeemed	12,537
Accrued management fee	5,937
Distribution fees payable	6,090
Other affiliated payables	4,070
Other payables and accrued expenses	26,921
Collateral on securities loaned, at value	52,750
Total liabilities		790,499

Net Assets		$ 14,118,759
Net Assets consist of:
Paid in capital		$ 27,199,227
Undistributed net investment income		389
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,049,021)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,031,836)
Net Assets		$ 14,118,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,858,789 ÷ 658,756 shares)	$ 7.38

Maximum offering price per share (100/94.25 of $7.38)	$ 7.83
Class T: Net Asset Value and redemption price per share ($5,514,538 ÷ 768,132 shares)	$ 7.18

Maximum offering price per share (100/96.50 of $7.18)	$ 7.44
Class B: Net Asset Value and offering price per share ($1,959,509 ÷ 287,126 shares)A	$ 6.82

Class C: Net Asset Value and offering price per share ($1,699,813 ÷ 250,301 shares)A	$ 6.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($86,110 ÷ 11,420 shares)	$ 7.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 92,363
Interest		10
Income from Fidelity Central Funds		2,817
Total income		95,190

Expenses
Management fee Basic fee	$ 34,961
Performance adjustment	(4,254)
Transfer agent fees	22,234
Distribution fees	33,261
Accounting and security lending fees	2,428
Custodian fees and expenses	9,408
Independent trustees' compensation	48
Registration fees	29,267
Audit	27,148
Legal	41
Miscellaneous	142
Total expenses before reductions	154,684
Expense reductions	(59,883)	94,801
Net investment income (loss)		389
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,187,402)
Foreign currency transactions	(346)
Total net realized gain (loss)		(2,187,748)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,109,190
Assets and liabilities in foreign currencies	18
Total change in net unrealized appreciation (depreciation)		4,109,208
Net gain (loss)		1,921,460
Net increase (decrease) in net assets resulting from operations		$ 1,921,849

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 389	$ (99,929)
Net realized gain (loss)	(2,187,748)	(2,270,047)
Change in net unrealized appreciation (depreciation)	4,109,208	(8,191,313)
Net increase (decrease) in net assets resulting from operations	1,921,849	(10,561,289)
Share transactions - net increase (decrease)	(46,779)	(898,921)
Total increase (decrease) in net assets	1,875,070	(11,460,210)

Net Assets
Beginning of period	12,243,689	23,703,899
End of period (including undistributed net investment income of $389 and $0, respectively)	$ 14,118,759	$ 12,243,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.33	$ 11.54	$ 9.76	$ 9.27	$ 8.59	$ 8.28
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	(.04)	(.03)	(.04)	.01 H
Net realized and unrealized gain (loss)	1.04	(5.19)	1.82	.52	.72	.30
Total from investment operations	1.05	(5.21)	1.78	.49	.68	.31
Net asset value, end of period	$ 7.38	$ 6.33	$ 11.54	$ 9.76	$ 9.27	$ 8.59
Total Return B,C,D	16.59%	(45.15)%	18.24%	5.29%	7.92%	3.74%
Ratios to Average Net Assets F,I
Expenses before reductions	2.20% A	1.86%	1.74%	1.73%	1.76%	2.02%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.26%	1.30%
Expenses net of all reductions	1.25% A	1.25%	1.25%	1.24%	1.22%	1.25%
Net investment income (loss)	.29% A	(.20)%	(.40)%	(.34)%	(.43)%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,859	$ 4,113	$ 7,119	$ 5,709	$ 5,524	$ 5,691
Portfolio turnover rate G	148% A	140%	170%	88%	115%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.17	$ 11.27	$ 9.56	$ 9.10	$ 8.45	$ 8.16
Income from Investment Operations
Net investment income (loss) E	- J	(.04)	(.07)	(.05)	(.06)	(.01)H
Net realized and unrealized gain (loss)	1.01	(5.06)	1.78	.51	.71	.30
Total from investment operations	1.01	(5.10)	1.71	.46	.65	.29
Net asset value, end of period	$ 7.18	$ 6.17	$ 11.27	$ 9.56	$ 9.10	$ 8.45
Total Return B,C,D	16.37%	(45.25)%	17.89%	5.05%	7.69%	3.55%
Ratios to Average Net Assets F,I
Expenses before reductions	2.51% A	2.15%	2.06%	2.03%	2.07%	2.39%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.51%	1.55%
Expenses net of all reductions	1.50% A	1.50%	1.49%	1.49%	1.47%	1.50%
Net investment income (loss)	.05% A	(.45)%	(.64)%	(.59)%	(.67)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,515	$ 4,755	$ 9,393	$ 8,896	$ 9,753	$ 10,200
Portfolio turnover rate G	148% A	140%	170%	88%	115%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.88	$ 10.80	$ 9.20	$ 8.80	$ 8.21	$ 7.98
Income from Investment Operations
Net investment income (loss) E	(.01)	(.09)	(.11)	(.10)	(.10)	(.05) H
Net realized and unrealized gain (loss)	.95	(4.83)	1.71	.50	.69	.28
Total from investment operations	.94	(4.92)	1.60	.40	.59	.23
Net asset value, end of period	$ 6.82	$ 5.88	$ 10.80	$ 9.20	$ 8.80	$ 8.21
Total Return B,C,D	15.99%	(45.56)%	17.39%	4.55%	7.19%	2.88%
Ratios to Average Net Assets F,I
Expenses before reductions	2.94% A	2.62%	2.50%	2.48%	2.52%	2.82%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.01%	2.05%
Expenses net of all reductions	2.00% A	2.00%	1.99%	1.99%	1.96%	2.00%
Net investment income (loss)	(.45)% A	(.95)%	(1.14)%	(1.08)%	(1.17)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,960	$ 1,785	$ 3,893	$ 4,242	$ 5,080	$ 5,757
Portfolio turnover rate G	148% A	140%	170%	88%	115%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.85	$ 10.75	$ 9.16	$ 8.76	$ 8.17	$ 7.94
Income from Investment Operations
Net investment income (loss) E	(.01)	(.09)	(.11)	(.10)	(.10)	(.05) H
Net realized and unrealized gain (loss)	.95	(4.81)	1.70	.50	.69	.28
Total from investment operations	.94	(4.90)	1.59	.40	.59	.23
Net asset value, end of period	$ 6.79	$ 5.85	$ 10.75	$ 9.16	$ 8.76	$ 8.17
Total Return B,C,D	16.07%	(45.58)%	17.36%	4.57%	7.22%	2.90%
Ratios to Average Net Assets F,I
Expenses before reductions	2.94% A	2.62%	2.49%	2.48%	2.51%	2.70%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.01%	2.05%
Expenses net of all reductions	2.00% A	2.00%	2.00%	1.99%	1.97%	2.00%
Net investment income (loss)	(.45)% A	(.95)%	(1.15)%	(1.09)%	(1.17)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,700	$ 1,492	$ 3,110	$ 2,546	$ 2,688	$ 2,688
Portfolio turnover rate G	148% A	140%	170%	88%	115%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 11.75	$ 9.92	$ 9.39	$ 8.67	$ 8.34
Income from Investment Operations
Net investment income (loss) D	.02	.01	(.02)	(.01)	(.02)	.03 G
Net realized and unrealized gain (loss)	1.05	(5.29)	1.85	.54	.74	.30
Total from investment operations	1.07	(5.28)	1.83	.53	.72	.33
Net asset value, end of period	$ 7.54	$ 6.47	$ 11.75	$ 9.92	$ 9.39	$ 8.67
Total Return B,C	16.54%	(44.94)%	18.45%	5.64%	8.30%	3.96%
Ratios to Average Net Assets E,H
Expenses before reductions	1.98% A	1.54%	1.39%	1.35%	1.39%	1.40%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.05%
Expenses net of all reductions	1.00% A	1.00%	.99%	.99%	.97%	1.00%
Net investment income (loss)	.54% A	.05%	(.14)%	(.09)%	(.18)%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 99	$ 188	$ 180	$ 192	$ 147
Portfolio turnover rate F	148% A	140%	170%	88%	115%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Strategic Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,183,315
Unrealized depreciation	(2,521,879)
Net unrealized appreciation (depreciation)	$ (1,338,564)
Cost for federal income tax purposes	$ 15,430,770

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,222,613 and $9,095,650, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,339	$ 109
Class T	.25%	.25%	11,992	28
Class B	.75%	.25%	8,731	6,553
Class C	.75%	.25%	7,199	772
			$ 33,261	$ 7,462

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,490
Class T	1,372
Class B*	2,076
Class C*	49
$ 5,987

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,089.33
Class T	9,654.40
Class B	2,917.33
Class C	2,415.34
Institutional Class	159.36
	$ 22,234

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $447 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,009.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 20,213
Class T	1.50%	24,177
Class B	2.00%	8,230
Class C	2.00%	6,798
Institutional Class	1.00%	433
		$ 59,851

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $32 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008	Six months ended May 31, 2009	Year ended November 30, 2008
Class A
Shares sold	113,960	203,957	$ 740,175	$ 2,010,843
Shares redeemed	(104,601)	(171,415)	(664,487)	(1,612,845)
Net increase (decrease)	9,359	32,542	$ 75,688	$ 397,998
Class T
Shares sold	92,778	141,253	$ 589,541	$ 1,349,199
Shares redeemed	(94,936)	(204,110)	(582,245)	(1,912,739)
Net increase (decrease)	(2,158)	(62,857)	$ 7,296	$ (563,540)
Class B
Shares sold	29,094	59,182	$ 178,180	$ 552,183
Shares redeemed	(45,374)	(116,308)	(264,818)	(1,043,766)
Net increase (decrease)	(16,280)	(57,126)	$ (86,638)	$ (491,583)
Class C
Shares sold	49,214	91,763	$ 296,629	$ 861,089
Shares redeemed	(53,723)	(126,406)	(313,859)	(1,101,306)
Net increase (decrease)	(4,509)	(34,643)	$ (17,230)	$ (240,217)
Institutional Class
Shares sold	-	2,449	$ -	$ 25,645
Shares redeemed	(3,883)	(3,184)	(25,895)	(27,224)
Net increase (decrease)	(3,883)	(735)	$ (25,895)	$ (1,579)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATQGI-USAN-0709
1.786804.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Value Strategies
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	.89%
Actual		$ 1,000.00	$ 1,277.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.48
Class T	1.14%
Actual		$ 1,000.00	$ 1,275.90	$ 6.47
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.74
Class B	1.64%
Actual		$ 1,000.00	$ 1,272.00	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.25
Class C	1.64%
Actual		$ 1,000.00	$ 1,272.20	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.25
Fidelity Value Strategies Fund	.63%
Actual		$ 1,000.00	$ 1,278.70	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.79	$ 3.18
Fidelity Value Strategies Fund Class K	.39%
Actual		$ 1,000.00	$ 1,280.40	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,022.99	$ 1.97
Institutional Class	.60%
Actual		$ 1,000.00	$ 1,278.60	$ 3.41
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	1.3	0.0
Denbury Resources, Inc.	1.3	0.9
PNC Financial Services Group, Inc.	1.3	0.0
JPMorgan Chase & Co.	1.2	0.9
MYR Group, Inc.	1.1	0.4
Entergy Corp.	1.1	0.5
ON Semiconductor Corp.	1.1	0.7
Everest Re Group Ltd.	1.0	1.3
GeoEye, Inc.	0.9	1.4
Emeritus Corp.	0.9	0.7
	11.2
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.6	17.9
Financials	20.0	22.1
Industrials	13.6	16.8
Information Technology	13.4	14.9
Materials	8.9	6.1
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 99.0%		Stocks and Investment Companies 98.9%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 0.9%		Convertible Securities 0.9%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	13.7%	** Foreign investments	15.7%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.3%
Auto Components - 2.7%
Autoliv, Inc.	101,400	$ 2,817
BorgWarner, Inc.	155,000	4,999
Federal-Mogul Corp. Class A (a)	32,466	325
Johnson Controls, Inc.	298,500	5,949
The Goodyear Tire & Rubber Co. (a)	544,880	6,239
		20,329
Automobiles - 0.3%
Renault SA	58,700	2,278
Diversified Consumer Services - 1.0%
H&R Block, Inc.	299,800	4,377
Princeton Review, Inc. (a)	268,294	1,256
Regis Corp.	136,100	2,386
		8,019
Hotels, Restaurants & Leisure - 2.5%
Brinker International, Inc.	51,700	925
Burger King Holdings, Inc.	109,150	1,808
McCormick & Schmick's Seafood Restaurants (a)	197,500	1,363
Starwood Hotels & Resorts Worldwide, Inc.	157,487	3,854
Vail Resorts, Inc. (a)(d)	94,606	2,601
WMS Industries, Inc. (a)	144,500	5,125
Wyndham Worldwide Corp.	320,800	3,782
		19,458
Household Durables - 4.7%
Black & Decker Corp.	47,400	1,520
Centex Corp.	443,000	3,734
Ethan Allen Interiors, Inc.	149,030	1,827
Furniture Brands International, Inc.	114,400	477
Harman International Industries, Inc.	110,100	2,052
KB Home	60,000	900
Lennar Corp. Class A	42,800	407
Mohawk Industries, Inc. (a)	122,300	4,680
Newell Rubbermaid, Inc.	435,000	5,007
Pulte Homes, Inc.	355,900	3,132
Stanley Furniture Co., Inc.	149,400	1,495
The Stanley Works	133,500	4,766
Whirlpool Corp.	134,725	5,677
		35,674
Leisure Equipment & Products - 0.2%
Brunswick Corp.	256,100	1,183
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 2.6%
Cablevision Systems Corp. - NY Group Class A	196,671	$ 3,743
DISH Network Corp. Class A (a)	205,785	3,375
Grupo Televisa SA de CV (CPO) sponsored ADR	120,300	2,139
Liberty Media Corp. Capital Series A (a)	204,600	2,842
McGraw-Hill Companies, Inc.	91,500	2,753
Time Warner Cable, Inc.	44,400	1,367
Virgin Media, Inc.	415,800	3,617
		19,836
Specialty Retail - 5.6%
Advance Auto Parts, Inc.	79,100	3,369
Asbury Automotive Group, Inc.	584,041	5,548
Brown Shoe Co., Inc.	172,117	1,398
Collective Brands, Inc. (a)	115,200	1,700
Dick's Sporting Goods, Inc. (a)	106,000	1,887
Gamestop Corp. Class A (a)	32,400	808
Group 1 Automotive, Inc. (d)	187,028	4,004
Jos. A. Bank Clothiers, Inc. (a)(d)	55,858	2,114
Limited Brands, Inc.	12,900	161
Lowe's Companies, Inc.	170,300	3,237
Lumber Liquidators, Inc. (a)	273,004	4,136
MarineMax, Inc. (a)	166,200	492
OfficeMax, Inc.	513,200	4,234
Pacific Sunwear of California, Inc. (a)	198,200	850
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	461,966	4,393
Staples, Inc.	160,100	3,274
The Men's Wearhouse, Inc.	88,663	1,515
		43,120
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	286,600	4,844
Heelys, Inc.	161,345	297
		5,141
TOTAL CONSUMER DISCRETIONARY		155,038
CONSUMER STAPLES - 3.7%
Beverages - 0.6%
Coca-Cola Enterprises, Inc.	218,000	3,632
Heckmann Corp. (a)	12,300	50
Molson Coors Brewing Co. Class B	24,800	1,091
		4,773
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	100,200	$ 2,986
Winn-Dixie Stores, Inc. (a)	181,679	2,772
		5,758
Food Products - 2.0%
Corn Products International, Inc.	200,400	5,293
Lighthouse Caledonia ASA (a)	634,971	25
Marine Harvest ASA (a)(d)	10,034,000	5,909
Ralcorp Holdings, Inc. (a)	47,700	2,732
Smithfield Foods, Inc. (a)	116,700	1,451
		15,410
Tobacco - 0.3%
Lorillard, Inc.	37,300	2,549
TOTAL CONSUMER STAPLES		28,490
ENERGY - 7.3%
Energy Equipment & Services - 1.6%
Helix Energy Solutions Group, Inc. (a)	170,400	1,917
Helmerich & Payne, Inc.	60,900	2,130
National Oilwell Varco, Inc. (a)	57,431	2,218
Weatherford International Ltd. (a)	280,100	5,798
		12,063
Oil, Gas & Consumable Fuels - 5.7%
Berry Petroleum Co. Class A	80,700	1,575
Canadian Natural Resources Ltd.	63,800	3,781
Concho Resources, Inc. (a)	69,700	2,234
Denbury Resources, Inc. (a)	570,758	9,811
El Paso Corp.	565,200	5,511
Energy Transfer Equity LP	169,900	4,465
EXCO Resources, Inc. (a)	111,800	1,721
Marathon Oil Corp.	55,400	1,766
Petrohawk Energy Corp. (a)	249,430	6,286
Plains Exploration & Production Co. (a)	105,900	2,995
Quicksilver Resources, Inc. (a)(d)	181,600	2,043
Southwestern Energy Co. (a)	31,200	1,356
		43,544
TOTAL ENERGY		55,607
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 19.3%
Capital Markets - 2.5%
Ameriprise Financial, Inc.	132,800	$ 4,011
Deutsche Bank AG (NY Shares)	25,100	1,697
EFG International	168,774	2,240
Fortress Investment Group LLC	188,800	878
Janus Capital Group, Inc.	64,300	652
Lazard Ltd. Class A	84,592	2,392
Morgan Stanley	147,600	4,475
State Street Corp.	58,300	2,708
		19,053
Commercial Banks - 4.0%
Associated Banc-Corp.	198,700	2,875
CapitalSource, Inc.	999,986	3,750
Comerica, Inc.	83,100	1,802
PNC Financial Services Group, Inc.	207,400	9,447
U.S. Bancorp, Delaware	125,900	2,417
Wells Fargo & Co.	393,374	10,035
		30,326
Consumer Finance - 1.2%
Capital One Financial Corp.	282,900	6,914
Discover Financial Services	203,602	1,946
		8,860
Diversified Financial Services - 2.1%
Bank of America Corp.	582,300	6,563
CIT Group, Inc.	193,900	743
JPMorgan Chase & Co.	241,200	8,900
		16,206
Insurance - 6.1%
ACE Ltd.	130,300	5,732
Allied World Assurance Co. Holdings Ltd.	79,900	3,016
Argo Group International Holdings, Ltd. (a)	131,787	3,695
Assurant, Inc.	73,900	1,746
Axis Capital Holdings Ltd.	102,700	2,452
CNA Financial Corp.	101,100	1,467
Everest Re Group Ltd.	106,400	7,366
Hartford Financial Services Group, Inc.	115,500	1,656
Lincoln National Corp.	42,200	800
MetLife, Inc.	57,900	1,824
Montpelier Re Holdings Ltd.	204,017	2,730
Principal Financial Group, Inc.	54,900	1,219
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Protective Life Corp.	20,400	$ 252
Reinsurance Group of America, Inc.	55,900	2,056
Transatlantic Holdings, Inc.	11,800	457
Unum Group	181,000	3,097
Validus Holdings Ltd.	67,300	1,535
W.R. Berkley Corp.	128,000	2,776
XL Capital Ltd. Class A	250,912	2,539
		46,415
Real Estate Investment Trusts - 2.3%
Alexandria Real Estate Equities, Inc.	105,701	3,795
Brandywine Realty Trust (SBI)	48,800	364
CBL & Associates Properties, Inc. (d)	207,113	1,290
Developers Diversified Realty Corp.	256,083	1,257
Duke Realty LP	374,257	3,559
ProLogis Trust	277,000	2,352
SL Green Realty Corp.	40,100	918
Tanger Factory Outlet Centers, Inc.	92,900	3,006
The Macerich Co. (d)	44,600	753
		17,294
Real Estate Management & Development - 1.1%
CB Richard Ellis Group, Inc. Class A (a)	593,971	4,336
Forestar Group, Inc. (a)	200,884	2,443
Jones Lang LaSalle, Inc.	52,300	1,833
		8,612
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp.	87,500	382
Washington Mutual, Inc.	685,714	69
		451
TOTAL FINANCIALS		147,217
HEALTH CARE - 7.2%
Biotechnology - 0.2%
GTx, Inc. (a)(d)	190,202	1,636
Health Care Equipment & Supplies - 2.2%
C.R. Bard, Inc.	55,700	3,982
Cooper Companies, Inc.	80,900	2,145
Covidien Ltd.	98,275	3,510
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	130,319	$ 3,813
Orthofix International NV (a)	114,717	2,905
		16,355
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc.	220,880	2,560
Capital Senior Living Corp. (a)	385,445	1,708
Emeritus Corp. (a)(d)	488,192	7,015
Henry Schein, Inc. (a)	122,258	5,568
VCA Antech, Inc. (a)	7,285	177
		17,028
Health Care Technology - 0.1%
IMS Health, Inc.	52,881	637
Life Sciences Tools & Services - 1.0%
AMAG Pharmaceuticals, Inc. (a)	95,800	5,039
Life Technologies Corp. (a)	65,900	2,556
		7,595
Pharmaceuticals - 1.5%
Allergan, Inc.	69,600	3,071
Cadence Pharmaceuticals, Inc. (a)	143,576	1,522
King Pharmaceuticals, Inc. (a)	119,000	1,126
Perrigo Co.	51,200	1,375
Teva Pharmaceutical Industries Ltd. sponsored ADR	49,100	2,276
XenoPort, Inc. (a)	129,700	2,245
		11,615
TOTAL HEALTH CARE		54,866
INDUSTRIALS - 13.5%
Aerospace & Defense - 0.3%
Heico Corp. Class A	56,400	1,678
Stanley, Inc. (a)	12,500	326
		2,004
Building Products - 1.3%
Masco Corp.	530,900	5,500
Owens Corning (a)	322,911	4,498
		9,998
Commercial Services & Supplies - 2.8%
Cenveo, Inc. (a)	344,645	1,699
Clean Harbors, Inc. (a)	17,966	980
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Consolidated Graphics, Inc. (a)	117,986	$ 1,915
GeoEye, Inc. (a)(d)	327,857	7,036
R.R. Donnelley & Sons Co.	378,200	5,098
Republic Services, Inc.	210,090	4,788
		21,516
Construction & Engineering - 1.4%
MYR Group, Inc. (a)	463,900	8,860
URS Corp. (a)	42,675	2,052
		10,912
Electrical Equipment - 1.3%
AMETEK, Inc.	46,700	1,469
Cooper Industries Ltd. Class A	66,702	2,189
Energy Conversion Devices, Inc. (a)(d)	80,800	1,391
Renewable Energy Corp. AS (a)	74,800	820
Sunpower Corp.:
Class A (a)	22,351	651
Class B (a)	132,500	3,408
		9,928
Industrial Conglomerates - 0.3%
Textron, Inc.	193,387	2,224
Machinery - 2.5%
Blount International, Inc. (a)	227,900	1,912
Cummins, Inc.	154,800	5,020
Deere & Co.	74,650	3,245
Navistar International Corp. (a)	120,300	4,789
PACCAR, Inc.	88,800	2,651
Vallourec SA	12,200	1,542
		19,159
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,530
Professional Services - 1.5%
CoStar Group, Inc. (a)	24,443	871
Equifax, Inc.	140,700	3,830
Experian PLC	258,991	1,924
Monster Worldwide, Inc. (a)	377,800	4,413
		11,038
Road & Rail - 1.8%
Con-way, Inc.	184,870	5,934
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	218,600	$ 6,160
Saia, Inc. (a)	134,900	1,855
		13,949
TOTAL INDUSTRIALS		103,258
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 1.4%
Comverse Technology, Inc. (a)	321,200	2,281
Corning, Inc.	227,700	3,347
Juniper Networks, Inc. (a)	198,900	4,919
		10,547
Computers & Peripherals - 0.5%
NCR Corp. (a)	109,700	1,178
Seagate Technology	282,500	2,461
		3,639
Electronic Equipment & Components - 3.6%
Agilent Technologies, Inc. (a)	272,100	4,960
Arrow Electronics, Inc. (a)	173,900	4,207
Avnet, Inc. (a)	214,750	4,941
Bell Microproducts, Inc. (a)	918,996	983
Ingram Micro, Inc. Class A (a)	228,500	3,775
Itron, Inc. (a)	59,070	3,446
Tyco Electronics Ltd.	303,975	5,280
		27,592
Internet Software & Services - 1.1%
Dice Holdings, Inc. (a)	672,990	3,197
Move, Inc. (a)	2,113,550	4,438
VeriSign, Inc. (a)	41,535	972
		8,607
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	34,900	1,568
infoGROUP, Inc. (a)	238,299	1,334
Metavante Technologies, Inc. (a)	117,600	3,016
Perot Systems Corp. Class A (a)	75,412	1,030
SRA International, Inc. Class A (a)	66,100	1,173
		8,121
Office Electronics - 0.5%
Xerox Corp.	615,448	4,185
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.7%
ASML Holding NV (NY Shares)	188,891	$ 3,910
Atmel Corp. (a)	571,700	2,201
Globe Specialty Metals, Inc. (Reg. S) (a)	360,745	1,818
International Rectifier Corp. (a)	59,600	862
KLA-Tencor Corp.	140,400	3,791
Lam Research Corp. (a)	199,500	5,225
LTX-Credence Corp. (a)	631,397	354
ON Semiconductor Corp. (a)	1,222,570	8,375
Verigy Ltd. (a)	122,127	1,466
		28,002
Software - 1.5%
Ariba, Inc. (a)	87,399	828
BMC Software, Inc. (a)	111,900	3,816
Gameloft (a)	972,670	4,034
Misys PLC	1,142,879	3,099
		11,777
TOTAL INFORMATION TECHNOLOGY		102,470
MATERIALS - 8.9%
Chemicals - 5.8%
Airgas, Inc.	39,600	1,673
Albemarle Corp.	167,900	4,738
Arkema sponsored ADR	86,400	2,363
Ashland, Inc.	113,700	3,047
Celanese Corp. Class A	325,136	6,669
Dow Chemical Co.	237,000	4,190
H.B. Fuller Co.	278,900	4,747
OMNOVA Solutions, Inc. (a)	305,323	766
Rockwood Holdings, Inc. (a)	176,501	2,633
Solutia, Inc. (a)	696,860	3,415
Terra Industries, Inc.	143,492	3,988
W.R. Grace & Co. (a)	472,364	6,131
		44,360
Containers & Packaging - 1.5%
Ball Corp.	48,300	1,922
Owens-Illinois, Inc. (a)	166,200	4,758
Sealed Air Corp.	80,800	1,617
Temple-Inland, Inc. (d)	236,400	3,021
		11,318
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.1%
Agnico-Eagle Mines Ltd. (Canada)	84,400	$ 5,217
Newcrest Mining Ltd.	118,156	3,137
		8,354
Paper & Forest Products - 0.5%
Weyerhaeuser Co.	105,100	3,529
TOTAL MATERIALS		67,561
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
Global Crossing Ltd. (a)	486,221	4,075
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	355,700	1,832
TOTAL TELECOMMUNICATION SERVICES		5,907
UTILITIES - 4.4%
Electric Utilities - 2.3%
Allegheny Energy, Inc.	113,927	2,848
American Electric Power Co., Inc.	37,700	993
Entergy Corp.	114,100	8,514
Exelon Corp.	26,700	1,282
FirstEnergy Corp.	106,100	4,010
		17,647
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (a)	651,100	6,504
Constellation Energy Group, Inc.	101,000	2,755
Dynegy, Inc. Class A (a)	602,700	1,211
NRG Energy, Inc. (a)	108,024	2,431
RRI Energy, Inc. (a)	86,200	472
		13,373
Multi-Utilities - 0.4%
Sempra Energy	63,800	2,914
TOTAL UTILITIES		33,934
TOTAL COMMON STOCKS (Cost $928,434)		754,348
Preferred Stocks - 1.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.8%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50% (a)(e)	3,100	$ 458
FINANCIALS - 0.7%
Commercial Banks - 0.6%
Fifth Third Bancorp 8.50%	16,100	1,428
Huntington Bancshares, Inc. 8.50%	700	445
UCBH Holdings, Inc. Series B, 8.50%	3,100	1,135
Wells Fargo & Co. 7.50%	2,646	1,971
		4,979
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	18,700	446
TOTAL FINANCIALS		5,425
TOTAL CONVERTIBLE PREFERRED STOCKS		5,883
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Fiat SpA (a)	284,500	1,852
TOTAL PREFERRED STOCKS (Cost $9,584)		7,735
Corporate Bonds - 0.2%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 340	417
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc.:
7.875% 12/15/14	$ 10	$ 7
8.25% 12/15/14	15	10
		17
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 8/1/10	640	592
TOTAL NONCONVERTIBLE BONDS		609
TOTAL CORPORATE BONDS (Cost $868)		1,026
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	131,399	131
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	21,440,844	21,441
TOTAL MONEY MARKET FUNDS (Cost $21,572)		21,572
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $960,458)		784,681
NET OTHER ASSETS - (2.8)%		(21,011)
NET ASSETS - 100%		$ 763,670
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $458,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	344
Total	$ 347
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 784,681	$ 751,065	$ 33,616	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
Bermuda	5.1%
Switzerland	1.8%
France	1.3%
Canada	1.2%
Others (individually less than 1%)	4.3%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $291,514,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $34,055,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,207) - See accompanying schedule: Unaffiliated issuers (cost $938,886)	$ 763,109
Fidelity Central Funds (cost $21,572)	21,572
Total Investments (cost $960,458)		$ 784,681
Cash		25
Receivable for investments sold		12,835
Receivable for fund shares sold		1,431
Dividends receivable		1,030
Interest receivable		12
Distributions receivable from Fidelity Central Funds		29
Prepaid expenses		5
Other receivables		5
Total assets		800,053

Liabilities
Payable for investments purchased	$ 12,602
Payable for fund shares redeemed	1,623
Accrued management fee	257
Distribution fees payable	218
Other affiliated payables	203
Other payables and accrued expenses	39
Collateral on securities loaned, at value	21,441
Total liabilities		36,383

Net Assets		$ 763,670
Net Assets consist of:
Paid in capital		$ 1,509,882
Distributions in excess of net investment income		(445)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(569,984)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(175,783)
Net Assets		$ 763,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($169,292.4 ÷ 11,279.97 shares)	$ 15.01

Maximum offering price per share (100/94.25 of $15.01)	$ 15.93
Class T: Net Asset Value and redemption price per share ($296,677.0 ÷ 19,067.63 shares)	$ 15.56

Maximum offering price per share (100/96.50 of $15.56)	$ 16.12
Class B: Net Asset Value and offering price per share ($40,878.5 ÷ 2,912.99 shares)A	$ 14.03

Class C: Net Asset Value and offering price per share ($37,016.8 ÷ 2,667.53 shares)A	$ 13.88

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($169,066.4 ÷ 10,132.02 shares)	$ 16.69

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($9,928.4 ÷ 596.83 shares)	$ 16.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,810.2 ÷ 2,559.39 shares)	$ 15.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 5,392
Interest		53
Income from Fidelity Central Funds (including $344 from security lending)		347
Total income		5,792

Expenses
Management fee Basic fee	$ 1,776
Performance adjustment	(1,034)
Transfer agent fees	955
Distribution fees	1,148
Accounting and security lending fees	121
Custodian fees and expenses	48
Independent trustees' compensation	2
Registration fees	72
Audit	31
Legal	1
Interest	1
Miscellaneous	11
Total expenses before reductions	3,132
Expense reductions	(7)	3,125
Net investment income (loss)		2,667
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(230,186)
Foreign currency transactions	(74)
Total net realized gain (loss)		(230,260)
Change in net unrealized appreciation (depreciation) on: Investment securities	386,312
Assets and liabilities in foreign currencies	61
Total change in net unrealized appreciation (depreciation)		386,373
Net gain (loss)		156,113
Net increase (decrease) in net assets resulting from operations		$ 158,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,667	$ 4,448
Net realized gain (loss)	(230,260)	(321,835)
Change in net unrealized appreciation (depreciation)	386,373	(518,931)
Net increase (decrease) in net assets resulting from operations	158,780	(836,318)
Distributions to shareholders from net investment income	(4,690)	-
Distributions to shareholders from net realized gain	-	(260,897)
Total distributions	(4,690)	(260,897)
Share transactions - net increase (decrease)	(34,311)	(125,302)
Total increase (decrease) in net assets	119,779	(1,222,517)

Net Assets
Beginning of period	643,891	1,866,408
End of period (including distributions in excess of net investment income of $445 and undistributed net investment income of $1,578, respectively)	$ 763,670	$ 643,891

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 30.67	$ 33.03	$ 35.39	$ 33.58	$ 30.95
Income from Investment Operations
Net investment income (loss) E	.06	.10	.02	.06	.03	(.10)
Net realized and unrealized gain (loss)	3.20	(14.37)	1.89	4.94	2.04	2.73
Total from investment operations	3.26	(14.27)	1.91	5.00	2.07	2.63
Distributions from net investment income	(.12)	-	-	(.01)	-	-
Distributions from net realized gain	-	(4.53)	(4.27)	(7.35)	(.26)	-
Total distributions	(.12)	(4.53)	(4.27)	(7.36)	(.26)	-
Net asset value, end of period	$ 15.01	$ 11.87	$ 30.67	$ 33.03	$ 35.39	$ 33.58
Total Return B, C, D	27.71%	(54.45)%	6.46%	17.23%	6.19%	8.50%
Ratios to Average Net Assets F, H
Expenses before reductions	.89% A	1.14%	1.16%	1.17%	1.19%	1.18%
Expenses net of fee waivers, if any	.89% A	1.14%	1.16%	1.17%	1.19%	1.18%
Expenses net of all reductions	.89% A	1.14%	1.15%	1.16%	1.13%	1.17%
Net investment income (loss)	.96% A	.45%	.07%	.20%	.09%	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 169	$ 139	$ 355	$ 334	$ 312	$ 299
Portfolio turnover rate G	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 31.48	$ 33.77	$ 36.06	$ 34.28	$ 31.65
Income from Investment Operations
Net investment income (loss) E	.04	.06	(.04)	- I	(.03)	(.16)
Net realized and unrealized gain (loss)	3.32	(14.84)	1.94	5.06	2.07	2.79
Total from investment operations	3.36	(14.78)	1.90	5.06	2.04	2.63
Distributions from net investment income	(.05)	-	-	-	-	-
Distributions from net realized gain	-	(4.45)	(4.19)	(7.35)	(.26)	-
Total distributions	(.05)	(4.45)	(4.19)	(7.35)	(.26)	-
Net asset value, end of period	$ 15.56	$ 12.25	$ 31.48	$ 33.77	$ 36.06	$ 34.28
Total Return B, C, D	27.59%	(54.56)%	6.24%	17.03%	5.97%	8.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14% A	1.33%	1.35%	1.35%	1.37%	1.38%
Expenses net of fee waivers, if any	1.14% A	1.33%	1.35%	1.35%	1.37%	1.38%
Expenses net of all reductions	1.14% A	1.32%	1.34%	1.34%	1.32%	1.36%
Net investment income (loss)	.71% A	.26%	(.12)%	.01%	(.10)%	(.50)%
Supplemental Data
Net assets, end of period (in millions)	$ 297	$ 253	$ 751	$ 827	$ 930	$ 1,107
Portfolio turnover rate G	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 28.74	$ 31.17	$ 34.01	$ 32.54	$ 30.24
Income from Investment Operations
Net investment income (loss) E	.01	(.06)	(.21)	(.18)	(.23)	(.35)
Net realized and unrealized gain (loss)	2.99	(13.38)	1.78	4.69	1.96	2.65
Total from investment operations	3.00	(13.44)	1.57	4.51	1.73	2.30
Distributions from net realized gain	-	(4.27)	(4.00)	(7.35)	(.26)	-
Net asset value, end of period	$ 14.03	$ 11.03	$ 28.74	$ 31.17	$ 34.01	$ 32.54
Total Return B, C, D	27.20%	(54.80)%	5.63%	16.29%	5.33%	7.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.64% A	1.90%	1.95%	1.97%	1.98%	2.02%
Expenses net of fee waivers, if any	1.64% A	1.90%	1.95%	1.97%	1.98%	2.02%
Expenses net of all reductions	1.64% A	1.89%	1.94%	1.96%	1.93%	2.00%
Net investment income (loss)	.21% A	(.31)%	(.72)%	(.61)%	(.71)%	(1.14)%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 47	$ 175	$ 212	$ 244	$ 301
Portfolio t urnover rate G	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 28.51	$ 30.96	$ 33.83	$ 32.37	$ 30.07
Income from Investment Operations
Net investment income (loss) E	.01	(.06)	(.21)	(.17)	(.23)	(.33)
Net realized and unrealized gain (loss)	2.96	(13.24)	1.78	4.65	1.95	2.63
Total from investment operations	2.97	(13.30)	1.57	4.48	1.72	2.30
Distributions from net realized gain	-	(4.30)	(4.02)	(7.35)	(.26)	-
Net asset value, end of period	$ 13.88	$ 10.91	$ 28.51	$ 30.96	$ 33.83	$ 32.37
Total Return B, C, D	27.22%	(54.80)%	5.66%	16.30%	5.33%	7.65%
Ratios to Average Net Assets F, H
Expenses before reductions	1.64% A	1.90%	1.94%	1.95%	1.98%	1.97%
Expenses net of fee waivers, if any	1.64% A	1.90%	1.94%	1.95%	1.98%	1.97%
Expenses net of all reductions	1.64% A	1.89%	1.93%	1.94%	1.93%	1.96%
Net investment income (loss)	.21% A	(.31)%	(.71)%	(.59)%	(.71)%	(1.10)%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 32	$ 94	$ 99	$ 108	$ 136
Portfolio turnover rate G	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.21	$ 33.60	$ 35.77	$ 37.75	$ 35.71	$ 32.81
Income from Investment Operations
Net investment income (loss) D	.08	.17	.12	.14	.14	- H
Net realized and unrealized gain (loss)	3.56	(15.97)	2.06	5.34	2.16	2.90
Total from investment operations	3.64	(15.80)	2.18	5.48	2.30	2.90
Distributions from net investment income	(.16)	-	(.04)	(.11)	-	-
Distributions from net realized gain	-	(4.59)	(4.31)	(7.35)	(.26)	-
Total distributions	(.16)	(4.59)	(4.35)	(7.46)	(.26)	-
Net asset value, end of period	$ 16.69	$ 13.21	$ 33.60	$ 35.77	$ 37.75	$ 35.71
Total Return B, C	27.87%	(54.35)%	6.78%	17.52%	6.46%	8.84%
Ratios to Average Net Assets E, G
Expenses before reductions	.63% A	.89%	.89%	.93%	.89%	.87%
Expenses net of fee waivers, if any	.63% A	.89%	.89%	.93%	.89%	.87%
Expenses net of all reductions	.63% A	.88%	.87%	.91%	.83%	.86%
Net investment income (loss)	1.22% A	.70%	.35%	.44%	.39%	.00%
Supplemental Data
Net assets, end of period (in millions)	$ 169	$ 122	$ 407	$ 216	$ 171	$ 185
Portfolio turnover rate F	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	.10	.12
Net realized and unrealized gain (loss)	3.54	(13.81)
Total from investment operations	3.64	(13.69)
Distributions from net investment income	(.23)	-
Net asset value, end of period	$ 16.64	$ 13.23
Total Return B, C	28.04%	(50.85)%
Ratios to Average Net Assets E, H
Expenses before reductions	.39% A	.65% A
Expenses net of fee waivers, if any	.39% A	.65% A
Expenses net of all reductions	.39% A	.64% A
Net investment income (loss)	1.46% A	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 5
Portfolio turnover rate F	141% A	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 32.43	$ 34.69	$ 36.82	$ 34.80	$ 31.95
Income from Investment Operations
Net investment income (loss) D	.08	.18	.14	.18	.17	.03
Net realized and unrealized gain (loss)	3.39	(15.31)	1.98	5.19	2.11	2.82
Total from investment operations	3.47	(15.13)	2.12	5.37	2.28	2.85
Distributions from net investment income	(.19)	-	(.07)	(.15)	-	-
Distributions from net realized gain	-	(4.63)	(4.31)	(7.35)	(.26)	-
Total distributions	(.19)	(4.63)	(4.38)	(7.50)	(.26)	-
Net asset value, end of period	$ 15.95	$ 12.67	$ 32.43	$ 34.69	$ 36.82	$ 34.80
Total Return B, C	27.86%	(54.29)%	6.82%	17.70%	6.58%	8.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.60% A	.80%	.83%	.79%	.80%	.79%
Expenses net of fee waivers, if any	.60% A	.80%	.83%	.79%	.80%	.79%
Expenses net of all reductions	.60% A	.79%	.82%	.78%	.74%	.78%
Net investment income (loss)	1.25% A	.79%	.40%	.57%	.48%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 45	$ 85	$ 81	$ 109	$ 131
Portfolio turnover rate F	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Fidelity Value Strategies Fund Class K, the Fund began offering conversion privileges between Fidelity Value Strategies Fund and Fidelity Value Strategies Fund Class K to eligible shareholders of Fidelity Value Strategies Fund. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 71,592
Unrealized depreciation	(268,156)
Net unrealized appreciation (depreciation)	$ (196,564)
Cost for federal income tax purposes	$ 981,245

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $448,631 and $480,048, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Value Strategies Class as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .24% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 173	$ 1
Class T	.25%	.25%	619	-
Class B	.75%	.25%	201	151
Class C	.75%	.25%	155	6
			$ 1,148	$ 158

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	6
Class B*	28
Class C*	1
$ 46

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 215.31
Class T	386.31
Class B	62.31
Class C	191.31
Fidelity Value Strategies Fund	48.31
Fidelity Value Strategies Fund Class K	2.06
Institutional Class	51.27
	$ 955

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,440.43%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Semiannual Report

8. Security Lending - continued

represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 1,358	$ -
Class T	1,110	-
Fidelity Value Strategies Fund	1,454	-
Fidelity Value Strategies Fund Class K	93	-
Institutional Class	675	-
Total	$ 4,690	$ -
From net realized gain
Class A	$ -	$ 51,999
Class T	-	105,019
Class B	-	25,669
Class C	-	14,150
Fidelity Value Strategies Fund	-	52,334
Institutional Class	-	11,726
Total	$ -	$ 260,897

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008A	Six months ended May 31, 2009	Year ended November 30, 2008A
Class A
Shares sold	1,726	3,023	$ 20,531	$ 64,823
Reinvestment of distributions	111	1,948	1,293	49,927
Shares redeemed	(2,252)	(4,836)	(26,824)	(105,361)
Net increase (decrease)	(415)	135	$ (5,000)	$ 9,389
Class T
Shares sold	1,966	2,646	$ 24,529	$ 58,699
Reinvestment of distributions	85	3,696	1,034	97,977
Shares redeemed	(3,629)	(9,540)	(43,585)	(213,568)
Net increase (decrease)	(1,578)	(3,198)	$ (18,022)	$ (56,892)
Class B
Shares sold	119	225	$ 1,334	$ 4,649
Reinvestment of distributions	-	997	-	23,923
Shares redeemed	(1,502)	(3,008)	(16,522)	(59,753)
Net increase (decrease)	(1,383)	(1,786)	$ (15,188)	$ (31,181)
Class C
Shares sold	192	351	$ 2,194	$ 7,076
Reinvestment of distributions	-	548	-	13,010
Shares redeemed	(488)	(1,248)	(5,250)	(24,494)
Net increase (decrease)	(296)	(349)	$ (3,056)	$ (4,408)
Fidelity Value Strategies Fund
Shares sold	2,459	2,895	$ 35,162	$ 69,030
Conversion to Fidelity Value Strategies Fund Class K	(91)	(442)	(1,177)	(9,969)
Reinvestment of distributions	109	1,772	1,410	50,429
Shares redeemed	(1,586)	(7,099)	(20,476)	(183,412)
Net increase (decrease)	891	(2,874)	$ 14,919	$ (73,922)
Fidelity Value Strategies Fund Class K
Shares sold	182	32	$ 2,495	$ 548
Conversion from Fidelity Value Strategies Fund	91	441	1,177	9,969
Reinvestment of distributions	7	-	93	-
Shares redeemed	(79)	(77)	(1,018)	(1,244)
Net increase (decrease)	201	396	$ 2,747	$ 9,273
Institutional Class
Shares sold	453	1,550	$ 5,779	$ 33,396
Reinvestment of distributions	53	399	652	10,889
Shares redeemed	(1,502)	(1,011)	(17,142)	(21,846)
Net increase (decrease)	(996)	938	$ (10,711)	$ 22,439

A Share transactions for Fidelity Value Strategies Fund Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30,
2008.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

SO-USAN-0709
1.786805.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Value Strategies
Fund - Institutional Class

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	.89%
Actual		$ 1,000.00	$ 1,277.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.48
Class T	1.14%
Actual		$ 1,000.00	$ 1,275.90	$ 6.47
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.74
Class B	1.64%
Actual		$ 1,000.00	$ 1,272.00	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.25
Class C	1.64%
Actual		$ 1,000.00	$ 1,272.20	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.25
Fidelity Value Strategies Fund	.63%
Actual		$ 1,000.00	$ 1,278.70	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.79	$ 3.18
Fidelity Value Strategies Fund Class K	.39%
Actual		$ 1,000.00	$ 1,280.40	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,022.99	$ 1.97
Institutional Class	.60%
Actual		$ 1,000.00	$ 1,278.60	$ 3.41
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	1.3	0.0
Denbury Resources, Inc.	1.3	0.9
PNC Financial Services Group, Inc.	1.3	0.0
JPMorgan Chase & Co.	1.2	0.9
MYR Group, Inc.	1.1	0.4
Entergy Corp.	1.1	0.5
ON Semiconductor Corp.	1.1	0.7
Everest Re Group Ltd.	1.0	1.3
GeoEye, Inc.	0.9	1.4
Emeritus Corp.	0.9	0.7
	11.2
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.6	17.9
Financials	20.0	22.1
Industrials	13.6	16.8
Information Technology	13.4	14.9
Materials	8.9	6.1
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 99.0%		Stocks and Investment Companies 98.9%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 0.9%		Convertible Securities 0.9%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	13.7%	** Foreign investments	15.7%
Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.3%
Auto Components - 2.7%
Autoliv, Inc.	101,400	$ 2,817
BorgWarner, Inc.	155,000	4,999
Federal-Mogul Corp. Class A (a)	32,466	325
Johnson Controls, Inc.	298,500	5,949
The Goodyear Tire & Rubber Co. (a)	544,880	6,239
		20,329
Automobiles - 0.3%
Renault SA	58,700	2,278
Diversified Consumer Services - 1.0%
H&R Block, Inc.	299,800	4,377
Princeton Review, Inc. (a)	268,294	1,256
Regis Corp.	136,100	2,386
		8,019
Hotels, Restaurants & Leisure - 2.5%
Brinker International, Inc.	51,700	925
Burger King Holdings, Inc.	109,150	1,808
McCormick & Schmick's Seafood Restaurants (a)	197,500	1,363
Starwood Hotels & Resorts Worldwide, Inc.	157,487	3,854
Vail Resorts, Inc. (a)(d)	94,606	2,601
WMS Industries, Inc. (a)	144,500	5,125
Wyndham Worldwide Corp.	320,800	3,782
		19,458
Household Durables - 4.7%
Black & Decker Corp.	47,400	1,520
Centex Corp.	443,000	3,734
Ethan Allen Interiors, Inc.	149,030	1,827
Furniture Brands International, Inc.	114,400	477
Harman International Industries, Inc.	110,100	2,052
KB Home	60,000	900
Lennar Corp. Class A	42,800	407
Mohawk Industries, Inc. (a)	122,300	4,680
Newell Rubbermaid, Inc.	435,000	5,007
Pulte Homes, Inc.	355,900	3,132
Stanley Furniture Co., Inc.	149,400	1,495
The Stanley Works	133,500	4,766
Whirlpool Corp.	134,725	5,677
		35,674
Leisure Equipment & Products - 0.2%
Brunswick Corp.	256,100	1,183
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 2.6%
Cablevision Systems Corp. - NY Group Class A	196,671	$ 3,743
DISH Network Corp. Class A (a)	205,785	3,375
Grupo Televisa SA de CV (CPO) sponsored ADR	120,300	2,139
Liberty Media Corp. Capital Series A (a)	204,600	2,842
McGraw-Hill Companies, Inc.	91,500	2,753
Time Warner Cable, Inc.	44,400	1,367
Virgin Media, Inc.	415,800	3,617
		19,836
Specialty Retail - 5.6%
Advance Auto Parts, Inc.	79,100	3,369
Asbury Automotive Group, Inc.	584,041	5,548
Brown Shoe Co., Inc.	172,117	1,398
Collective Brands, Inc. (a)	115,200	1,700
Dick's Sporting Goods, Inc. (a)	106,000	1,887
Gamestop Corp. Class A (a)	32,400	808
Group 1 Automotive, Inc. (d)	187,028	4,004
Jos. A. Bank Clothiers, Inc. (a)(d)	55,858	2,114
Limited Brands, Inc.	12,900	161
Lowe's Companies, Inc.	170,300	3,237
Lumber Liquidators, Inc. (a)	273,004	4,136
MarineMax, Inc. (a)	166,200	492
OfficeMax, Inc.	513,200	4,234
Pacific Sunwear of California, Inc. (a)	198,200	850
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	461,966	4,393
Staples, Inc.	160,100	3,274
The Men's Wearhouse, Inc.	88,663	1,515
		43,120
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	286,600	4,844
Heelys, Inc.	161,345	297
		5,141
TOTAL CONSUMER DISCRETIONARY		155,038
CONSUMER STAPLES - 3.7%
Beverages - 0.6%
Coca-Cola Enterprises, Inc.	218,000	3,632
Heckmann Corp. (a)	12,300	50
Molson Coors Brewing Co. Class B	24,800	1,091
		4,773
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	100,200	$ 2,986
Winn-Dixie Stores, Inc. (a)	181,679	2,772
		5,758
Food Products - 2.0%
Corn Products International, Inc.	200,400	5,293
Lighthouse Caledonia ASA (a)	634,971	25
Marine Harvest ASA (a)(d)	10,034,000	5,909
Ralcorp Holdings, Inc. (a)	47,700	2,732
Smithfield Foods, Inc. (a)	116,700	1,451
		15,410
Tobacco - 0.3%
Lorillard, Inc.	37,300	2,549
TOTAL CONSUMER STAPLES		28,490
ENERGY - 7.3%
Energy Equipment & Services - 1.6%
Helix Energy Solutions Group, Inc. (a)	170,400	1,917
Helmerich & Payne, Inc.	60,900	2,130
National Oilwell Varco, Inc. (a)	57,431	2,218
Weatherford International Ltd. (a)	280,100	5,798
		12,063
Oil, Gas & Consumable Fuels - 5.7%
Berry Petroleum Co. Class A	80,700	1,575
Canadian Natural Resources Ltd.	63,800	3,781
Concho Resources, Inc. (a)	69,700	2,234
Denbury Resources, Inc. (a)	570,758	9,811
El Paso Corp.	565,200	5,511
Energy Transfer Equity LP	169,900	4,465
EXCO Resources, Inc. (a)	111,800	1,721
Marathon Oil Corp.	55,400	1,766
Petrohawk Energy Corp. (a)	249,430	6,286
Plains Exploration & Production Co. (a)	105,900	2,995
Quicksilver Resources, Inc. (a)(d)	181,600	2,043
Southwestern Energy Co. (a)	31,200	1,356
		43,544
TOTAL ENERGY		55,607
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 19.3%
Capital Markets - 2.5%
Ameriprise Financial, Inc.	132,800	$ 4,011
Deutsche Bank AG (NY Shares)	25,100	1,697
EFG International	168,774	2,240
Fortress Investment Group LLC	188,800	878
Janus Capital Group, Inc.	64,300	652
Lazard Ltd. Class A	84,592	2,392
Morgan Stanley	147,600	4,475
State Street Corp.	58,300	2,708
		19,053
Commercial Banks - 4.0%
Associated Banc-Corp.	198,700	2,875
CapitalSource, Inc.	999,986	3,750
Comerica, Inc.	83,100	1,802
PNC Financial Services Group, Inc.	207,400	9,447
U.S. Bancorp, Delaware	125,900	2,417
Wells Fargo & Co.	393,374	10,035
		30,326
Consumer Finance - 1.2%
Capital One Financial Corp.	282,900	6,914
Discover Financial Services	203,602	1,946
		8,860
Diversified Financial Services - 2.1%
Bank of America Corp.	582,300	6,563
CIT Group, Inc.	193,900	743
JPMorgan Chase & Co.	241,200	8,900
		16,206
Insurance - 6.1%
ACE Ltd.	130,300	5,732
Allied World Assurance Co. Holdings Ltd.	79,900	3,016
Argo Group International Holdings, Ltd. (a)	131,787	3,695
Assurant, Inc.	73,900	1,746
Axis Capital Holdings Ltd.	102,700	2,452
CNA Financial Corp.	101,100	1,467
Everest Re Group Ltd.	106,400	7,366
Hartford Financial Services Group, Inc.	115,500	1,656
Lincoln National Corp.	42,200	800
MetLife, Inc.	57,900	1,824
Montpelier Re Holdings Ltd.	204,017	2,730
Principal Financial Group, Inc.	54,900	1,219
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Protective Life Corp.	20,400	$ 252
Reinsurance Group of America, Inc.	55,900	2,056
Transatlantic Holdings, Inc.	11,800	457
Unum Group	181,000	3,097
Validus Holdings Ltd.	67,300	1,535
W.R. Berkley Corp.	128,000	2,776
XL Capital Ltd. Class A	250,912	2,539
		46,415
Real Estate Investment Trusts - 2.3%
Alexandria Real Estate Equities, Inc.	105,701	3,795
Brandywine Realty Trust (SBI)	48,800	364
CBL & Associates Properties, Inc. (d)	207,113	1,290
Developers Diversified Realty Corp.	256,083	1,257
Duke Realty LP	374,257	3,559
ProLogis Trust	277,000	2,352
SL Green Realty Corp.	40,100	918
Tanger Factory Outlet Centers, Inc.	92,900	3,006
The Macerich Co. (d)	44,600	753
		17,294
Real Estate Management & Development - 1.1%
CB Richard Ellis Group, Inc. Class A (a)	593,971	4,336
Forestar Group, Inc. (a)	200,884	2,443
Jones Lang LaSalle, Inc.	52,300	1,833
		8,612
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp.	87,500	382
Washington Mutual, Inc.	685,714	69
		451
TOTAL FINANCIALS		147,217
HEALTH CARE - 7.2%
Biotechnology - 0.2%
GTx, Inc. (a)(d)	190,202	1,636
Health Care Equipment & Supplies - 2.2%
C.R. Bard, Inc.	55,700	3,982
Cooper Companies, Inc.	80,900	2,145
Covidien Ltd.	98,275	3,510
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	130,319	$ 3,813
Orthofix International NV (a)	114,717	2,905
		16,355
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc.	220,880	2,560
Capital Senior Living Corp. (a)	385,445	1,708
Emeritus Corp. (a)(d)	488,192	7,015
Henry Schein, Inc. (a)	122,258	5,568
VCA Antech, Inc. (a)	7,285	177
		17,028
Health Care Technology - 0.1%
IMS Health, Inc.	52,881	637
Life Sciences Tools & Services - 1.0%
AMAG Pharmaceuticals, Inc. (a)	95,800	5,039
Life Technologies Corp. (a)	65,900	2,556
		7,595
Pharmaceuticals - 1.5%
Allergan, Inc.	69,600	3,071
Cadence Pharmaceuticals, Inc. (a)	143,576	1,522
King Pharmaceuticals, Inc. (a)	119,000	1,126
Perrigo Co.	51,200	1,375
Teva Pharmaceutical Industries Ltd. sponsored ADR	49,100	2,276
XenoPort, Inc. (a)	129,700	2,245
		11,615
TOTAL HEALTH CARE		54,866
INDUSTRIALS - 13.5%
Aerospace & Defense - 0.3%
Heico Corp. Class A	56,400	1,678
Stanley, Inc. (a)	12,500	326
		2,004
Building Products - 1.3%
Masco Corp.	530,900	5,500
Owens Corning (a)	322,911	4,498
		9,998
Commercial Services & Supplies - 2.8%
Cenveo, Inc. (a)	344,645	1,699
Clean Harbors, Inc. (a)	17,966	980
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Consolidated Graphics, Inc. (a)	117,986	$ 1,915
GeoEye, Inc. (a)(d)	327,857	7,036
R.R. Donnelley & Sons Co.	378,200	5,098
Republic Services, Inc.	210,090	4,788
		21,516
Construction & Engineering - 1.4%
MYR Group, Inc. (a)	463,900	8,860
URS Corp. (a)	42,675	2,052
		10,912
Electrical Equipment - 1.3%
AMETEK, Inc.	46,700	1,469
Cooper Industries Ltd. Class A	66,702	2,189
Energy Conversion Devices, Inc. (a)(d)	80,800	1,391
Renewable Energy Corp. AS (a)	74,800	820
Sunpower Corp.:
Class A (a)	22,351	651
Class B (a)	132,500	3,408
		9,928
Industrial Conglomerates - 0.3%
Textron, Inc.	193,387	2,224
Machinery - 2.5%
Blount International, Inc. (a)	227,900	1,912
Cummins, Inc.	154,800	5,020
Deere & Co.	74,650	3,245
Navistar International Corp. (a)	120,300	4,789
PACCAR, Inc.	88,800	2,651
Vallourec SA	12,200	1,542
		19,159
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,530
Professional Services - 1.5%
CoStar Group, Inc. (a)	24,443	871
Equifax, Inc.	140,700	3,830
Experian PLC	258,991	1,924
Monster Worldwide, Inc. (a)	377,800	4,413
		11,038
Road & Rail - 1.8%
Con-way, Inc.	184,870	5,934
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	218,600	$ 6,160
Saia, Inc. (a)	134,900	1,855
		13,949
TOTAL INDUSTRIALS		103,258
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 1.4%
Comverse Technology, Inc. (a)	321,200	2,281
Corning, Inc.	227,700	3,347
Juniper Networks, Inc. (a)	198,900	4,919
		10,547
Computers & Peripherals - 0.5%
NCR Corp. (a)	109,700	1,178
Seagate Technology	282,500	2,461
		3,639
Electronic Equipment & Components - 3.6%
Agilent Technologies, Inc. (a)	272,100	4,960
Arrow Electronics, Inc. (a)	173,900	4,207
Avnet, Inc. (a)	214,750	4,941
Bell Microproducts, Inc. (a)	918,996	983
Ingram Micro, Inc. Class A (a)	228,500	3,775
Itron, Inc. (a)	59,070	3,446
Tyco Electronics Ltd.	303,975	5,280
		27,592
Internet Software & Services - 1.1%
Dice Holdings, Inc. (a)	672,990	3,197
Move, Inc. (a)	2,113,550	4,438
VeriSign, Inc. (a)	41,535	972
		8,607
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	34,900	1,568
infoGROUP, Inc. (a)	238,299	1,334
Metavante Technologies, Inc. (a)	117,600	3,016
Perot Systems Corp. Class A (a)	75,412	1,030
SRA International, Inc. Class A (a)	66,100	1,173
		8,121
Office Electronics - 0.5%
Xerox Corp.	615,448	4,185
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.7%
ASML Holding NV (NY Shares)	188,891	$ 3,910
Atmel Corp. (a)	571,700	2,201
Globe Specialty Metals, Inc. (Reg. S) (a)	360,745	1,818
International Rectifier Corp. (a)	59,600	862
KLA-Tencor Corp.	140,400	3,791
Lam Research Corp. (a)	199,500	5,225
LTX-Credence Corp. (a)	631,397	354
ON Semiconductor Corp. (a)	1,222,570	8,375
Verigy Ltd. (a)	122,127	1,466
		28,002
Software - 1.5%
Ariba, Inc. (a)	87,399	828
BMC Software, Inc. (a)	111,900	3,816
Gameloft (a)	972,670	4,034
Misys PLC	1,142,879	3,099
		11,777
TOTAL INFORMATION TECHNOLOGY		102,470
MATERIALS - 8.9%
Chemicals - 5.8%
Airgas, Inc.	39,600	1,673
Albemarle Corp.	167,900	4,738
Arkema sponsored ADR	86,400	2,363
Ashland, Inc.	113,700	3,047
Celanese Corp. Class A	325,136	6,669
Dow Chemical Co.	237,000	4,190
H.B. Fuller Co.	278,900	4,747
OMNOVA Solutions, Inc. (a)	305,323	766
Rockwood Holdings, Inc. (a)	176,501	2,633
Solutia, Inc. (a)	696,860	3,415
Terra Industries, Inc.	143,492	3,988
W.R. Grace & Co. (a)	472,364	6,131
		44,360
Containers & Packaging - 1.5%
Ball Corp.	48,300	1,922
Owens-Illinois, Inc. (a)	166,200	4,758
Sealed Air Corp.	80,800	1,617
Temple-Inland, Inc. (d)	236,400	3,021
		11,318
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.1%
Agnico-Eagle Mines Ltd. (Canada)	84,400	$ 5,217
Newcrest Mining Ltd.	118,156	3,137
		8,354
Paper & Forest Products - 0.5%
Weyerhaeuser Co.	105,100	3,529
TOTAL MATERIALS		67,561
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
Global Crossing Ltd. (a)	486,221	4,075
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	355,700	1,832
TOTAL TELECOMMUNICATION SERVICES		5,907
UTILITIES - 4.4%
Electric Utilities - 2.3%
Allegheny Energy, Inc.	113,927	2,848
American Electric Power Co., Inc.	37,700	993
Entergy Corp.	114,100	8,514
Exelon Corp.	26,700	1,282
FirstEnergy Corp.	106,100	4,010
		17,647
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (a)	651,100	6,504
Constellation Energy Group, Inc.	101,000	2,755
Dynegy, Inc. Class A (a)	602,700	1,211
NRG Energy, Inc. (a)	108,024	2,431
RRI Energy, Inc. (a)	86,200	472
		13,373
Multi-Utilities - 0.4%
Sempra Energy	63,800	2,914
TOTAL UTILITIES		33,934
TOTAL COMMON STOCKS (Cost $928,434)		754,348
Preferred Stocks - 1.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.8%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50% (a)(e)	3,100	$ 458
FINANCIALS - 0.7%
Commercial Banks - 0.6%
Fifth Third Bancorp 8.50%	16,100	1,428
Huntington Bancshares, Inc. 8.50%	700	445
UCBH Holdings, Inc. Series B, 8.50%	3,100	1,135
Wells Fargo & Co. 7.50%	2,646	1,971
		4,979
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	18,700	446
TOTAL FINANCIALS		5,425
TOTAL CONVERTIBLE PREFERRED STOCKS		5,883
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Fiat SpA (a)	284,500	1,852
TOTAL PREFERRED STOCKS (Cost $9,584)		7,735
Corporate Bonds - 0.2%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 340	417
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc.:
7.875% 12/15/14	$ 10	$ 7
8.25% 12/15/14	15	10
		17
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 8/1/10	640	592
TOTAL NONCONVERTIBLE BONDS		609
TOTAL CORPORATE BONDS (Cost $868)		1,026
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	131,399	131
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	21,440,844	21,441
TOTAL MONEY MARKET FUNDS (Cost $21,572)		21,572
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $960,458)		784,681
NET OTHER ASSETS - (2.8)%		(21,011)
NET ASSETS - 100%		$ 763,670
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $458,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	344
Total	$ 347
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 784,681	$ 751,065	$ 33,616	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
Bermuda	5.1%
Switzerland	1.8%
France	1.3%
Canada	1.2%
Others (individually less than 1%)	4.3%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $291,514,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $34,055,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,207) - See accompanying schedule: Unaffiliated issuers (cost $938,886)	$ 763,109
Fidelity Central Funds (cost $21,572)	21,572
Total Investments (cost $960,458)		$ 784,681
Cash		25
Receivable for investments sold		12,835
Receivable for fund shares sold		1,431
Dividends receivable		1,030
Interest receivable		12
Distributions receivable from Fidelity Central Funds		29
Prepaid expenses		5
Other receivables		5
Total assets		800,053

Liabilities
Payable for investments purchased	$ 12,602
Payable for fund shares redeemed	1,623
Accrued management fee	257
Distribution fees payable	218
Other affiliated payables	203
Other payables and accrued expenses	39
Collateral on securities loaned, at value	21,441
Total liabilities		36,383

Net Assets		$ 763,670
Net Assets consist of:
Paid in capital		$ 1,509,882
Distributions in excess of net investment income		(445)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(569,984)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(175,783)
Net Assets		$ 763,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($169,292.4 ÷ 11,279.97 shares)	$ 15.01

Maximum offering price per share (100/94.25 of $15.01)	$ 15.93
Class T: Net Asset Value and redemption price per share ($296,677.0 ÷ 19,067.63 shares)	$ 15.56

Maximum offering price per share (100/96.50 of $15.56)	$ 16.12
Class B: Net Asset Value and offering price per share ($40,878.5 ÷ 2,912.99 shares)A	$ 14.03

Class C: Net Asset Value and offering price per share ($37,016.8 ÷ 2,667.53 shares)A	$ 13.88

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($169,066.4 ÷ 10,132.02 shares)	$ 16.69

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($9,928.4 ÷ 596.83 shares)	$ 16.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,810.2 ÷ 2,559.39 shares)	$ 15.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 5,392
Interest		53
Income from Fidelity Central Funds (including $344 from security lending)		347
Total income		5,792

Expenses
Management fee Basic fee	$ 1,776
Performance adjustment	(1,034)
Transfer agent fees	955
Distribution fees	1,148
Accounting and security lending fees	121
Custodian fees and expenses	48
Independent trustees' compensation	2
Registration fees	72
Audit	31
Legal	1
Interest	1
Miscellaneous	11
Total expenses before reductions	3,132
Expense reductions	(7)	3,125
Net investment income (loss)		2,667
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(230,186)
Foreign currency transactions	(74)
Total net realized gain (loss)		(230,260)
Change in net unrealized appreciation (depreciation) on: Investment securities	386,312
Assets and liabilities in foreign currencies	61
Total change in net unrealized appreciation (depreciation)		386,373
Net gain (loss)		156,113
Net increase (decrease) in net assets resulting from operations		$ 158,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,667	$ 4,448
Net realized gain (loss)	(230,260)	(321,835)
Change in net unrealized appreciation (depreciation)	386,373	(518,931)
Net increase (decrease) in net assets resulting from operations	158,780	(836,318)
Distributions to shareholders from net investment income	(4,690)	-
Distributions to shareholders from net realized gain	-	(260,897)
Total distributions	(4,690)	(260,897)
Share transactions - net increase (decrease)	(34,311)	(125,302)
Total increase (decrease) in net assets	119,779	(1,222,517)

Net Assets
Beginning of period	643,891	1,866,408
End of period (including distributions in excess of net investment income of $445 and undistributed net investment income of $1,578, respectively)	$ 763,670	$ 643,891

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 30.67	$ 33.03	$ 35.39	$ 33.58	$ 30.95
Income from Investment Operations
Net investment income (loss) E	.06	.10	.02	.06	.03	(.10)
Net realized and unrealized gain (loss)	3.20	(14.37)	1.89	4.94	2.04	2.73
Total from investment operations	3.26	(14.27)	1.91	5.00	2.07	2.63
Distributions from net investment income	(.12)	-	-	(.01)	-	-
Distributions from net realized gain	-	(4.53)	(4.27)	(7.35)	(.26)	-
Total distributions	(.12)	(4.53)	(4.27)	(7.36)	(.26)	-
Net asset value, end of period	$ 15.01	$ 11.87	$ 30.67	$ 33.03	$ 35.39	$ 33.58
Total Return B, C, D	27.71%	(54.45)%	6.46%	17.23%	6.19%	8.50%
Ratios to Average Net Assets F, H
Expenses before reductions	.89% A	1.14%	1.16%	1.17%	1.19%	1.18%
Expenses net of fee waivers, if any	.89% A	1.14%	1.16%	1.17%	1.19%	1.18%
Expenses net of all reductions	.89% A	1.14%	1.15%	1.16%	1.13%	1.17%
Net investment income (loss)	.96% A	.45%	.07%	.20%	.09%	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 169	$ 139	$ 355	$ 334	$ 312	$ 299
Portfolio turnover rate G	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 31.48	$ 33.77	$ 36.06	$ 34.28	$ 31.65
Income from Investment Operations
Net investment income (loss) E	.04	.06	(.04)	- I	(.03)	(.16)
Net realized and unrealized gain (loss)	3.32	(14.84)	1.94	5.06	2.07	2.79
Total from investment operations	3.36	(14.78)	1.90	5.06	2.04	2.63
Distributions from net investment income	(.05)	-	-	-	-	-
Distributions from net realized gain	-	(4.45)	(4.19)	(7.35)	(.26)	-
Total distributions	(.05)	(4.45)	(4.19)	(7.35)	(.26)	-
Net asset value, end of period	$ 15.56	$ 12.25	$ 31.48	$ 33.77	$ 36.06	$ 34.28
Total Return B, C, D	27.59%	(54.56)%	6.24%	17.03%	5.97%	8.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14% A	1.33%	1.35%	1.35%	1.37%	1.38%
Expenses net of fee waivers, if any	1.14% A	1.33%	1.35%	1.35%	1.37%	1.38%
Expenses net of all reductions	1.14% A	1.32%	1.34%	1.34%	1.32%	1.36%
Net investment income (loss)	.71% A	.26%	(.12)%	.01%	(.10)%	(.50)%
Supplemental Data
Net assets, end of period (in millions)	$ 297	$ 253	$ 751	$ 827	$ 930	$ 1,107
Portfolio turnover rate G	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 28.74	$ 31.17	$ 34.01	$ 32.54	$ 30.24
Income from Investment Operations
Net investment income (loss) E	.01	(.06)	(.21)	(.18)	(.23)	(.35)
Net realized and unrealized gain (loss)	2.99	(13.38)	1.78	4.69	1.96	2.65
Total from investment operations	3.00	(13.44)	1.57	4.51	1.73	2.30
Distributions from net realized gain	-	(4.27)	(4.00)	(7.35)	(.26)	-
Net asset value, end of period	$ 14.03	$ 11.03	$ 28.74	$ 31.17	$ 34.01	$ 32.54
Total Return B, C, D	27.20%	(54.80)%	5.63%	16.29%	5.33%	7.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.64% A	1.90%	1.95%	1.97%	1.98%	2.02%
Expenses net of fee waivers, if any	1.64% A	1.90%	1.95%	1.97%	1.98%	2.02%
Expenses net of all reductions	1.64% A	1.89%	1.94%	1.96%	1.93%	2.00%
Net investment income (loss)	.21% A	(.31)%	(.72)%	(.61)%	(.71)%	(1.14)%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 47	$ 175	$ 212	$ 244	$ 301
Portfolio t urnover rate G	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 28.51	$ 30.96	$ 33.83	$ 32.37	$ 30.07
Income from Investment Operations
Net investment income (loss) E	.01	(.06)	(.21)	(.17)	(.23)	(.33)
Net realized and unrealized gain (loss)	2.96	(13.24)	1.78	4.65	1.95	2.63
Total from investment operations	2.97	(13.30)	1.57	4.48	1.72	2.30
Distributions from net realized gain	-	(4.30)	(4.02)	(7.35)	(.26)	-
Net asset value, end of period	$ 13.88	$ 10.91	$ 28.51	$ 30.96	$ 33.83	$ 32.37
Total Return B, C, D	27.22%	(54.80)%	5.66%	16.30%	5.33%	7.65%
Ratios to Average Net Assets F, H
Expenses before reductions	1.64% A	1.90%	1.94%	1.95%	1.98%	1.97%
Expenses net of fee waivers, if any	1.64% A	1.90%	1.94%	1.95%	1.98%	1.97%
Expenses net of all reductions	1.64% A	1.89%	1.93%	1.94%	1.93%	1.96%
Net investment income (loss)	.21% A	(.31)%	(.71)%	(.59)%	(.71)%	(1.10)%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 32	$ 94	$ 99	$ 108	$ 136
Portfolio turnover rate G	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.21	$ 33.60	$ 35.77	$ 37.75	$ 35.71	$ 32.81
Income from Investment Operations
Net investment income (loss) D	.08	.17	.12	.14	.14	- H
Net realized and unrealized gain (loss)	3.56	(15.97)	2.06	5.34	2.16	2.90
Total from investment operations	3.64	(15.80)	2.18	5.48	2.30	2.90
Distributions from net investment income	(.16)	-	(.04)	(.11)	-	-
Distributions from net realized gain	-	(4.59)	(4.31)	(7.35)	(.26)	-
Total distributions	(.16)	(4.59)	(4.35)	(7.46)	(.26)	-
Net asset value, end of period	$ 16.69	$ 13.21	$ 33.60	$ 35.77	$ 37.75	$ 35.71
Total Return B, C	27.87%	(54.35)%	6.78%	17.52%	6.46%	8.84%
Ratios to Average Net Assets E, G
Expenses before reductions	.63% A	.89%	.89%	.93%	.89%	.87%
Expenses net of fee waivers, if any	.63% A	.89%	.89%	.93%	.89%	.87%
Expenses net of all reductions	.63% A	.88%	.87%	.91%	.83%	.86%
Net investment income (loss)	1.22% A	.70%	.35%	.44%	.39%	.00%
Supplemental Data
Net assets, end of period (in millions)	$ 169	$ 122	$ 407	$ 216	$ 171	$ 185
Portfolio turnover rate F	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	.10	.12
Net realized and unrealized gain (loss)	3.54	(13.81)
Total from investment operations	3.64	(13.69)
Distributions from net investment income	(.23)	-
Net asset value, end of period	$ 16.64	$ 13.23
Total Return B, C	28.04%	(50.85)%
Ratios to Average Net Assets E, H
Expenses before reductions	.39% A	.65% A
Expenses net of fee waivers, if any	.39% A	.65% A
Expenses net of all reductions	.39% A	.64% A
Net investment income (loss)	1.46% A	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 5
Portfolio turnover rate F	141% A	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 32.43	$ 34.69	$ 36.82	$ 34.80	$ 31.95
Income from Investment Operations
Net investment income (loss) D	.08	.18	.14	.18	.17	.03
Net realized and unrealized gain (loss)	3.39	(15.31)	1.98	5.19	2.11	2.82
Total from investment operations	3.47	(15.13)	2.12	5.37	2.28	2.85
Distributions from net investment income	(.19)	-	(.07)	(.15)	-	-
Distributions from net realized gain	-	(4.63)	(4.31)	(7.35)	(.26)	-
Total distributions	(.19)	(4.63)	(4.38)	(7.50)	(.26)	-
Net asset value, end of period	$ 15.95	$ 12.67	$ 32.43	$ 34.69	$ 36.82	$ 34.80
Total Return B, C	27.86%	(54.29)%	6.82%	17.70%	6.58%	8.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.60% A	.80%	.83%	.79%	.80%	.79%
Expenses net of fee waivers, if any	.60% A	.80%	.83%	.79%	.80%	.79%
Expenses net of all reductions	.60% A	.79%	.82%	.78%	.74%	.78%
Net investment income (loss)	1.25% A	.79%	.40%	.57%	.48%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 45	$ 85	$ 81	$ 109	$ 131
Portfolio turnover rate F	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Fidelity Value Strategies Fund Class K, the Fund began offering conversion privileges between Fidelity Value Strategies Fund and Fidelity Value Strategies Fund Class K to eligible shareholders of Fidelity Value Strategies Fund. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 71,592
Unrealized depreciation	(268,156)
Net unrealized appreciation (depreciation)	$ (196,564)
Cost for federal income tax purposes	$ 981,245

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $448,631 and $480,048, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Value Strategies Class as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .24% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 173	$ 1
Class T	.25%	.25%	619	-
Class B	.75%	.25%	201	151
Class C	.75%	.25%	155	6
			$ 1,148	$ 158

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	6
Class B*	28
Class C*	1
$ 46

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 215.31
Class T	386.31
Class B	62.31
Class C	191.31
Fidelity Value Strategies Fund	48.31
Fidelity Value Strategies Fund Class K	2.06
Institutional Class	51.27
	$ 955

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,440.43%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Semiannual Report

8. Security Lending - continued

represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 1,358	$ -
Class T	1,110	-
Fidelity Value Strategies Fund	1,454	-
Fidelity Value Strategies Fund Class K	93	-
Institutional Class	675	-
Total	$ 4,690	$ -
From net realized gain
Class A	$ -	$ 51,999
Class T	-	105,019
Class B	-	25,669
Class C	-	14,150
Fidelity Value Strategies Fund	-	52,334
Institutional Class	-	11,726
Total	$ -	$ 260,897

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008A	Six months ended May 31, 2009	Year ended November 30, 2008A
Class A
Shares sold	1,726	3,023	$ 20,531	$ 64,823
Reinvestment of distributions	111	1,948	1,293	49,927
Shares redeemed	(2,252)	(4,836)	(26,824)	(105,361)
Net increase (decrease)	(415)	135	$ (5,000)	$ 9,389
Class T
Shares sold	1,966	2,646	$ 24,529	$ 58,699
Reinvestment of distributions	85	3,696	1,034	97,977
Shares redeemed	(3,629)	(9,540)	(43,585)	(213,568)
Net increase (decrease)	(1,578)	(3,198)	$ (18,022)	$ (56,892)
Class B
Shares sold	119	225	$ 1,334	$ 4,649
Reinvestment of distributions	-	997	-	23,923
Shares redeemed	(1,502)	(3,008)	(16,522)	(59,753)
Net increase (decrease)	(1,383)	(1,786)	$ (15,188)	$ (31,181)
Class C
Shares sold	192	351	$ 2,194	$ 7,076
Reinvestment of distributions	-	548	-	13,010
Shares redeemed	(488)	(1,248)	(5,250)	(24,494)
Net increase (decrease)	(296)	(349)	$ (3,056)	$ (4,408)
Fidelity Value Strategies Fund
Shares sold	2,459	2,895	$ 35,162	$ 69,030
Conversion to Fidelity Value Strategies Fund Class K	(91)	(442)	(1,177)	(9,969)
Reinvestment of distributions	109	1,772	1,410	50,429
Shares redeemed	(1,586)	(7,099)	(20,476)	(183,412)
Net increase (decrease)	891	(2,874)	$ 14,919	$ (73,922)
Fidelity Value Strategies Fund Class K
Shares sold	182	32	$ 2,495	$ 548
Conversion from Fidelity Value Strategies Fund	91	441	1,177	9,969
Reinvestment of distributions	7	-	93	-
Shares redeemed	(79)	(77)	(1,018)	(1,244)
Net increase (decrease)	201	396	$ 2,747	$ 9,273
Institutional Class
Shares sold	453	1,550	$ 5,779	$ 33,396
Reinvestment of distributions	53	399	652	10,889
Shares redeemed	(1,502)	(1,011)	(17,142)	(21,846)
Net increase (decrease)	(996)	938	$ (10,711)	$ 22,439

A Share transactions for Fidelity Value Strategies Fund Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30,
2008.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ISO-USAN-0709
1.786806.106

(Fidelity Investment logo)(registered trademark)
Fidelity Value Strategies Fund

(A Class of Fidelity® Advisor Value
Strategies Fund)

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	.89%
Actual		$ 1,000.00	$ 1,277.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.48
Class T	1.14%
Actual		$ 1,000.00	$ 1,275.90	$ 6.47
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.74
Class B	1.64%
Actual		$ 1,000.00	$ 1,272.00	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.25
Class C	1.64%
Actual		$ 1,000.00	$ 1,272.20	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.25
Fidelity Value Strategies Fund	.63%
Actual		$ 1,000.00	$ 1,278.70	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.79	$ 3.18
Fidelity Value Strategies Fund Class K	.39%
Actual		$ 1,000.00	$ 1,280.40	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,022.99	$ 1.97
Institutional Class	.60%
Actual		$ 1,000.00	$ 1,278.60	$ 3.41
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	1.3	0.0
Denbury Resources, Inc.	1.3	0.9
PNC Financial Services Group, Inc.	1.3	0.0
JPMorgan Chase & Co.	1.2	0.9
MYR Group, Inc.	1.1	0.4
Entergy Corp.	1.1	0.5
ON Semiconductor Corp.	1.1	0.7
Everest Re Group Ltd.	1.0	1.3
GeoEye, Inc.	0.9	1.4
Emeritus Corp.	0.9	0.7
	11.2
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.6	17.9
Financials	20.0	22.1
Industrials	13.6	16.8
Information Technology	13.4	14.9
Materials	8.9	6.1
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 99.0%		Stocks and Investment Companies 98.9%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 0.9%		Convertible Securities 0.9%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	13.7%	** Foreign investments	15.7%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.3%
Auto Components - 2.7%
Autoliv, Inc.	101,400	$ 2,817
BorgWarner, Inc.	155,000	4,999
Federal-Mogul Corp. Class A (a)	32,466	325
Johnson Controls, Inc.	298,500	5,949
The Goodyear Tire & Rubber Co. (a)	544,880	6,239
		20,329
Automobiles - 0.3%
Renault SA	58,700	2,278
Diversified Consumer Services - 1.0%
H&R Block, Inc.	299,800	4,377
Princeton Review, Inc. (a)	268,294	1,256
Regis Corp.	136,100	2,386
		8,019
Hotels, Restaurants & Leisure - 2.5%
Brinker International, Inc.	51,700	925
Burger King Holdings, Inc.	109,150	1,808
McCormick & Schmick's Seafood Restaurants (a)	197,500	1,363
Starwood Hotels & Resorts Worldwide, Inc.	157,487	3,854
Vail Resorts, Inc. (a)(d)	94,606	2,601
WMS Industries, Inc. (a)	144,500	5,125
Wyndham Worldwide Corp.	320,800	3,782
		19,458
Household Durables - 4.7%
Black & Decker Corp.	47,400	1,520
Centex Corp.	443,000	3,734
Ethan Allen Interiors, Inc.	149,030	1,827
Furniture Brands International, Inc.	114,400	477
Harman International Industries, Inc.	110,100	2,052
KB Home	60,000	900
Lennar Corp. Class A	42,800	407
Mohawk Industries, Inc. (a)	122,300	4,680
Newell Rubbermaid, Inc.	435,000	5,007
Pulte Homes, Inc.	355,900	3,132
Stanley Furniture Co., Inc.	149,400	1,495
The Stanley Works	133,500	4,766
Whirlpool Corp.	134,725	5,677
		35,674
Leisure Equipment & Products - 0.2%
Brunswick Corp.	256,100	1,183
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 2.6%
Cablevision Systems Corp. - NY Group Class A	196,671	$ 3,743
DISH Network Corp. Class A (a)	205,785	3,375
Grupo Televisa SA de CV (CPO) sponsored ADR	120,300	2,139
Liberty Media Corp. Capital Series A (a)	204,600	2,842
McGraw-Hill Companies, Inc.	91,500	2,753
Time Warner Cable, Inc.	44,400	1,367
Virgin Media, Inc.	415,800	3,617
		19,836
Specialty Retail - 5.6%
Advance Auto Parts, Inc.	79,100	3,369
Asbury Automotive Group, Inc.	584,041	5,548
Brown Shoe Co., Inc.	172,117	1,398
Collective Brands, Inc. (a)	115,200	1,700
Dick's Sporting Goods, Inc. (a)	106,000	1,887
Gamestop Corp. Class A (a)	32,400	808
Group 1 Automotive, Inc. (d)	187,028	4,004
Jos. A. Bank Clothiers, Inc. (a)(d)	55,858	2,114
Limited Brands, Inc.	12,900	161
Lowe's Companies, Inc.	170,300	3,237
Lumber Liquidators, Inc. (a)	273,004	4,136
MarineMax, Inc. (a)	166,200	492
OfficeMax, Inc.	513,200	4,234
Pacific Sunwear of California, Inc. (a)	198,200	850
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	461,966	4,393
Staples, Inc.	160,100	3,274
The Men's Wearhouse, Inc.	88,663	1,515
		43,120
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	286,600	4,844
Heelys, Inc.	161,345	297
		5,141
TOTAL CONSUMER DISCRETIONARY		155,038
CONSUMER STAPLES - 3.7%
Beverages - 0.6%
Coca-Cola Enterprises, Inc.	218,000	3,632
Heckmann Corp. (a)	12,300	50
Molson Coors Brewing Co. Class B	24,800	1,091
		4,773
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	100,200	$ 2,986
Winn-Dixie Stores, Inc. (a)	181,679	2,772
		5,758
Food Products - 2.0%
Corn Products International, Inc.	200,400	5,293
Lighthouse Caledonia ASA (a)	634,971	25
Marine Harvest ASA (a)(d)	10,034,000	5,909
Ralcorp Holdings, Inc. (a)	47,700	2,732
Smithfield Foods, Inc. (a)	116,700	1,451
		15,410
Tobacco - 0.3%
Lorillard, Inc.	37,300	2,549
TOTAL CONSUMER STAPLES		28,490
ENERGY - 7.3%
Energy Equipment & Services - 1.6%
Helix Energy Solutions Group, Inc. (a)	170,400	1,917
Helmerich & Payne, Inc.	60,900	2,130
National Oilwell Varco, Inc. (a)	57,431	2,218
Weatherford International Ltd. (a)	280,100	5,798
		12,063
Oil, Gas & Consumable Fuels - 5.7%
Berry Petroleum Co. Class A	80,700	1,575
Canadian Natural Resources Ltd.	63,800	3,781
Concho Resources, Inc. (a)	69,700	2,234
Denbury Resources, Inc. (a)	570,758	9,811
El Paso Corp.	565,200	5,511
Energy Transfer Equity LP	169,900	4,465
EXCO Resources, Inc. (a)	111,800	1,721
Marathon Oil Corp.	55,400	1,766
Petrohawk Energy Corp. (a)	249,430	6,286
Plains Exploration & Production Co. (a)	105,900	2,995
Quicksilver Resources, Inc. (a)(d)	181,600	2,043
Southwestern Energy Co. (a)	31,200	1,356
		43,544
TOTAL ENERGY		55,607
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 19.3%
Capital Markets - 2.5%
Ameriprise Financial, Inc.	132,800	$ 4,011
Deutsche Bank AG (NY Shares)	25,100	1,697
EFG International	168,774	2,240
Fortress Investment Group LLC	188,800	878
Janus Capital Group, Inc.	64,300	652
Lazard Ltd. Class A	84,592	2,392
Morgan Stanley	147,600	4,475
State Street Corp.	58,300	2,708
		19,053
Commercial Banks - 4.0%
Associated Banc-Corp.	198,700	2,875
CapitalSource, Inc.	999,986	3,750
Comerica, Inc.	83,100	1,802
PNC Financial Services Group, Inc.	207,400	9,447
U.S. Bancorp, Delaware	125,900	2,417
Wells Fargo & Co.	393,374	10,035
		30,326
Consumer Finance - 1.2%
Capital One Financial Corp.	282,900	6,914
Discover Financial Services	203,602	1,946
		8,860
Diversified Financial Services - 2.1%
Bank of America Corp.	582,300	6,563
CIT Group, Inc.	193,900	743
JPMorgan Chase & Co.	241,200	8,900
		16,206
Insurance - 6.1%
ACE Ltd.	130,300	5,732
Allied World Assurance Co. Holdings Ltd.	79,900	3,016
Argo Group International Holdings, Ltd. (a)	131,787	3,695
Assurant, Inc.	73,900	1,746
Axis Capital Holdings Ltd.	102,700	2,452
CNA Financial Corp.	101,100	1,467
Everest Re Group Ltd.	106,400	7,366
Hartford Financial Services Group, Inc.	115,500	1,656
Lincoln National Corp.	42,200	800
MetLife, Inc.	57,900	1,824
Montpelier Re Holdings Ltd.	204,017	2,730
Principal Financial Group, Inc.	54,900	1,219
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Protective Life Corp.	20,400	$ 252
Reinsurance Group of America, Inc.	55,900	2,056
Transatlantic Holdings, Inc.	11,800	457
Unum Group	181,000	3,097
Validus Holdings Ltd.	67,300	1,535
W.R. Berkley Corp.	128,000	2,776
XL Capital Ltd. Class A	250,912	2,539
		46,415
Real Estate Investment Trusts - 2.3%
Alexandria Real Estate Equities, Inc.	105,701	3,795
Brandywine Realty Trust (SBI)	48,800	364
CBL & Associates Properties, Inc. (d)	207,113	1,290
Developers Diversified Realty Corp.	256,083	1,257
Duke Realty LP	374,257	3,559
ProLogis Trust	277,000	2,352
SL Green Realty Corp.	40,100	918
Tanger Factory Outlet Centers, Inc.	92,900	3,006
The Macerich Co. (d)	44,600	753
		17,294
Real Estate Management & Development - 1.1%
CB Richard Ellis Group, Inc. Class A (a)	593,971	4,336
Forestar Group, Inc. (a)	200,884	2,443
Jones Lang LaSalle, Inc.	52,300	1,833
		8,612
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp.	87,500	382
Washington Mutual, Inc.	685,714	69
		451
TOTAL FINANCIALS		147,217
HEALTH CARE - 7.2%
Biotechnology - 0.2%
GTx, Inc. (a)(d)	190,202	1,636
Health Care Equipment & Supplies - 2.2%
C.R. Bard, Inc.	55,700	3,982
Cooper Companies, Inc.	80,900	2,145
Covidien Ltd.	98,275	3,510
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	130,319	$ 3,813
Orthofix International NV (a)	114,717	2,905
		16,355
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc.	220,880	2,560
Capital Senior Living Corp. (a)	385,445	1,708
Emeritus Corp. (a)(d)	488,192	7,015
Henry Schein, Inc. (a)	122,258	5,568
VCA Antech, Inc. (a)	7,285	177
		17,028
Health Care Technology - 0.1%
IMS Health, Inc.	52,881	637
Life Sciences Tools & Services - 1.0%
AMAG Pharmaceuticals, Inc. (a)	95,800	5,039
Life Technologies Corp. (a)	65,900	2,556
		7,595
Pharmaceuticals - 1.5%
Allergan, Inc.	69,600	3,071
Cadence Pharmaceuticals, Inc. (a)	143,576	1,522
King Pharmaceuticals, Inc. (a)	119,000	1,126
Perrigo Co.	51,200	1,375
Teva Pharmaceutical Industries Ltd. sponsored ADR	49,100	2,276
XenoPort, Inc. (a)	129,700	2,245
		11,615
TOTAL HEALTH CARE		54,866
INDUSTRIALS - 13.5%
Aerospace & Defense - 0.3%
Heico Corp. Class A	56,400	1,678
Stanley, Inc. (a)	12,500	326
		2,004
Building Products - 1.3%
Masco Corp.	530,900	5,500
Owens Corning (a)	322,911	4,498
		9,998
Commercial Services & Supplies - 2.8%
Cenveo, Inc. (a)	344,645	1,699
Clean Harbors, Inc. (a)	17,966	980
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Consolidated Graphics, Inc. (a)	117,986	$ 1,915
GeoEye, Inc. (a)(d)	327,857	7,036
R.R. Donnelley & Sons Co.	378,200	5,098
Republic Services, Inc.	210,090	4,788
		21,516
Construction & Engineering - 1.4%
MYR Group, Inc. (a)	463,900	8,860
URS Corp. (a)	42,675	2,052
		10,912
Electrical Equipment - 1.3%
AMETEK, Inc.	46,700	1,469
Cooper Industries Ltd. Class A	66,702	2,189
Energy Conversion Devices, Inc. (a)(d)	80,800	1,391
Renewable Energy Corp. AS (a)	74,800	820
Sunpower Corp.:
Class A (a)	22,351	651
Class B (a)	132,500	3,408
		9,928
Industrial Conglomerates - 0.3%
Textron, Inc.	193,387	2,224
Machinery - 2.5%
Blount International, Inc. (a)	227,900	1,912
Cummins, Inc.	154,800	5,020
Deere & Co.	74,650	3,245
Navistar International Corp. (a)	120,300	4,789
PACCAR, Inc.	88,800	2,651
Vallourec SA	12,200	1,542
		19,159
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,530
Professional Services - 1.5%
CoStar Group, Inc. (a)	24,443	871
Equifax, Inc.	140,700	3,830
Experian PLC	258,991	1,924
Monster Worldwide, Inc. (a)	377,800	4,413
		11,038
Road & Rail - 1.8%
Con-way, Inc.	184,870	5,934
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	218,600	$ 6,160
Saia, Inc. (a)	134,900	1,855
		13,949
TOTAL INDUSTRIALS		103,258
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 1.4%
Comverse Technology, Inc. (a)	321,200	2,281
Corning, Inc.	227,700	3,347
Juniper Networks, Inc. (a)	198,900	4,919
		10,547
Computers & Peripherals - 0.5%
NCR Corp. (a)	109,700	1,178
Seagate Technology	282,500	2,461
		3,639
Electronic Equipment & Components - 3.6%
Agilent Technologies, Inc. (a)	272,100	4,960
Arrow Electronics, Inc. (a)	173,900	4,207
Avnet, Inc. (a)	214,750	4,941
Bell Microproducts, Inc. (a)	918,996	983
Ingram Micro, Inc. Class A (a)	228,500	3,775
Itron, Inc. (a)	59,070	3,446
Tyco Electronics Ltd.	303,975	5,280
		27,592
Internet Software & Services - 1.1%
Dice Holdings, Inc. (a)	672,990	3,197
Move, Inc. (a)	2,113,550	4,438
VeriSign, Inc. (a)	41,535	972
		8,607
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	34,900	1,568
infoGROUP, Inc. (a)	238,299	1,334
Metavante Technologies, Inc. (a)	117,600	3,016
Perot Systems Corp. Class A (a)	75,412	1,030
SRA International, Inc. Class A (a)	66,100	1,173
		8,121
Office Electronics - 0.5%
Xerox Corp.	615,448	4,185
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.7%
ASML Holding NV (NY Shares)	188,891	$ 3,910
Atmel Corp. (a)	571,700	2,201
Globe Specialty Metals, Inc. (Reg. S) (a)	360,745	1,818
International Rectifier Corp. (a)	59,600	862
KLA-Tencor Corp.	140,400	3,791
Lam Research Corp. (a)	199,500	5,225
LTX-Credence Corp. (a)	631,397	354
ON Semiconductor Corp. (a)	1,222,570	8,375
Verigy Ltd. (a)	122,127	1,466
		28,002
Software - 1.5%
Ariba, Inc. (a)	87,399	828
BMC Software, Inc. (a)	111,900	3,816
Gameloft (a)	972,670	4,034
Misys PLC	1,142,879	3,099
		11,777
TOTAL INFORMATION TECHNOLOGY		102,470
MATERIALS - 8.9%
Chemicals - 5.8%
Airgas, Inc.	39,600	1,673
Albemarle Corp.	167,900	4,738
Arkema sponsored ADR	86,400	2,363
Ashland, Inc.	113,700	3,047
Celanese Corp. Class A	325,136	6,669
Dow Chemical Co.	237,000	4,190
H.B. Fuller Co.	278,900	4,747
OMNOVA Solutions, Inc. (a)	305,323	766
Rockwood Holdings, Inc. (a)	176,501	2,633
Solutia, Inc. (a)	696,860	3,415
Terra Industries, Inc.	143,492	3,988
W.R. Grace & Co. (a)	472,364	6,131
		44,360
Containers & Packaging - 1.5%
Ball Corp.	48,300	1,922
Owens-Illinois, Inc. (a)	166,200	4,758
Sealed Air Corp.	80,800	1,617
Temple-Inland, Inc. (d)	236,400	3,021
		11,318
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.1%
Agnico-Eagle Mines Ltd. (Canada)	84,400	$ 5,217
Newcrest Mining Ltd.	118,156	3,137
		8,354
Paper & Forest Products - 0.5%
Weyerhaeuser Co.	105,100	3,529
TOTAL MATERIALS		67,561
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
Global Crossing Ltd. (a)	486,221	4,075
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	355,700	1,832
TOTAL TELECOMMUNICATION SERVICES		5,907
UTILITIES - 4.4%
Electric Utilities - 2.3%
Allegheny Energy, Inc.	113,927	2,848
American Electric Power Co., Inc.	37,700	993
Entergy Corp.	114,100	8,514
Exelon Corp.	26,700	1,282
FirstEnergy Corp.	106,100	4,010
		17,647
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (a)	651,100	6,504
Constellation Energy Group, Inc.	101,000	2,755
Dynegy, Inc. Class A (a)	602,700	1,211
NRG Energy, Inc. (a)	108,024	2,431
RRI Energy, Inc. (a)	86,200	472
		13,373
Multi-Utilities - 0.4%
Sempra Energy	63,800	2,914
TOTAL UTILITIES		33,934
TOTAL COMMON STOCKS (Cost $928,434)		754,348
Preferred Stocks - 1.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.8%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50% (a)(e)	3,100	$ 458
FINANCIALS - 0.7%
Commercial Banks - 0.6%
Fifth Third Bancorp 8.50%	16,100	1,428
Huntington Bancshares, Inc. 8.50%	700	445
UCBH Holdings, Inc. Series B, 8.50%	3,100	1,135
Wells Fargo & Co. 7.50%	2,646	1,971
		4,979
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	18,700	446
TOTAL FINANCIALS		5,425
TOTAL CONVERTIBLE PREFERRED STOCKS		5,883
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Fiat SpA (a)	284,500	1,852
TOTAL PREFERRED STOCKS (Cost $9,584)		7,735
Corporate Bonds - 0.2%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 340	417
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc.:
7.875% 12/15/14	$ 10	$ 7
8.25% 12/15/14	15	10
		17
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 8/1/10	640	592
TOTAL NONCONVERTIBLE BONDS		609
TOTAL CORPORATE BONDS (Cost $868)		1,026
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	131,399	131
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	21,440,844	21,441
TOTAL MONEY MARKET FUNDS (Cost $21,572)		21,572
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $960,458)		784,681
NET OTHER ASSETS - (2.8)%		(21,011)
NET ASSETS - 100%		$ 763,670
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $458,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	344
Total	$ 347
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 784,681	$ 751,065	$ 33,616	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
Bermuda	5.1%
Switzerland	1.8%
France	1.3%
Canada	1.2%
Others (individually less than 1%)	4.3%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $291,514,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $34,055,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,207) - See accompanying schedule: Unaffiliated issuers (cost $938,886)	$ 763,109
Fidelity Central Funds (cost $21,572)	21,572
Total Investments (cost $960,458)		$ 784,681
Cash		25
Receivable for investments sold		12,835
Receivable for fund shares sold		1,431
Dividends receivable		1,030
Interest receivable		12
Distributions receivable from Fidelity Central Funds		29
Prepaid expenses		5
Other receivables		5
Total assets		800,053

Liabilities
Payable for investments purchased	$ 12,602
Payable for fund shares redeemed	1,623
Accrued management fee	257
Distribution fees payable	218
Other affiliated payables	203
Other payables and accrued expenses	39
Collateral on securities loaned, at value	21,441
Total liabilities		36,383

Net Assets		$ 763,670
Net Assets consist of:
Paid in capital		$ 1,509,882
Distributions in excess of net investment income		(445)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(569,984)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(175,783)
Net Assets		$ 763,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($169,292.4 ÷ 11,279.97 shares)	$ 15.01

Maximum offering price per share (100/94.25 of $15.01)	$ 15.93
Class T: Net Asset Value and redemption price per share ($296,677.0 ÷ 19,067.63 shares)	$ 15.56

Maximum offering price per share (100/96.50 of $15.56)	$ 16.12
Class B: Net Asset Value and offering price per share ($40,878.5 ÷ 2,912.99 shares)A	$ 14.03

Class C: Net Asset Value and offering price per share ($37,016.8 ÷ 2,667.53 shares)A	$ 13.88

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($169,066.4 ÷ 10,132.02 shares)	$ 16.69

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($9,928.4 ÷ 596.83 shares)	$ 16.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,810.2 ÷ 2,559.39 shares)	$ 15.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 5,392
Interest		53
Income from Fidelity Central Funds (including $344 from security lending)		347
Total income		5,792

Expenses
Management fee Basic fee	$ 1,776
Performance adjustment	(1,034)
Transfer agent fees	955
Distribution fees	1,148
Accounting and security lending fees	121
Custodian fees and expenses	48
Independent trustees' compensation	2
Registration fees	72
Audit	31
Legal	1
Interest	1
Miscellaneous	11
Total expenses before reductions	3,132
Expense reductions	(7)	3,125
Net investment income (loss)		2,667
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(230,186)
Foreign currency transactions	(74)
Total net realized gain (loss)		(230,260)
Change in net unrealized appreciation (depreciation) on: Investment securities	386,312
Assets and liabilities in foreign currencies	61
Total change in net unrealized appreciation (depreciation)		386,373
Net gain (loss)		156,113
Net increase (decrease) in net assets resulting from operations		$ 158,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,667	$ 4,448
Net realized gain (loss)	(230,260)	(321,835)
Change in net unrealized appreciation (depreciation)	386,373	(518,931)
Net increase (decrease) in net assets resulting from operations	158,780	(836,318)
Distributions to shareholders from net investment income	(4,690)	-
Distributions to shareholders from net realized gain	-	(260,897)
Total distributions	(4,690)	(260,897)
Share transactions - net increase (decrease)	(34,311)	(125,302)
Total increase (decrease) in net assets	119,779	(1,222,517)

Net Assets
Beginning of period	643,891	1,866,408
End of period (including distributions in excess of net investment income of $445 and undistributed net investment income of $1,578, respectively)	$ 763,670	$ 643,891

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 30.67	$ 33.03	$ 35.39	$ 33.58	$ 30.95
Income from Investment Operations
Net investment income (loss) E	.06	.10	.02	.06	.03	(.10)
Net realized and unrealized gain (loss)	3.20	(14.37)	1.89	4.94	2.04	2.73
Total from investment operations	3.26	(14.27)	1.91	5.00	2.07	2.63
Distributions from net investment income	(.12)	-	-	(.01)	-	-
Distributions from net realized gain	-	(4.53)	(4.27)	(7.35)	(.26)	-
Total distributions	(.12)	(4.53)	(4.27)	(7.36)	(.26)	-
Net asset value, end of period	$ 15.01	$ 11.87	$ 30.67	$ 33.03	$ 35.39	$ 33.58
Total Return B, C, D	27.71%	(54.45)%	6.46%	17.23%	6.19%	8.50%
Ratios to Average Net Assets F, H
Expenses before reductions	.89% A	1.14%	1.16%	1.17%	1.19%	1.18%
Expenses net of fee waivers, if any	.89% A	1.14%	1.16%	1.17%	1.19%	1.18%
Expenses net of all reductions	.89% A	1.14%	1.15%	1.16%	1.13%	1.17%
Net investment income (loss)	.96% A	.45%	.07%	.20%	.09%	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 169	$ 139	$ 355	$ 334	$ 312	$ 299
Portfolio turnover rate G	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 31.48	$ 33.77	$ 36.06	$ 34.28	$ 31.65
Income from Investment Operations
Net investment income (loss) E	.04	.06	(.04)	- I	(.03)	(.16)
Net realized and unrealized gain (loss)	3.32	(14.84)	1.94	5.06	2.07	2.79
Total from investment operations	3.36	(14.78)	1.90	5.06	2.04	2.63
Distributions from net investment income	(.05)	-	-	-	-	-
Distributions from net realized gain	-	(4.45)	(4.19)	(7.35)	(.26)	-
Total distributions	(.05)	(4.45)	(4.19)	(7.35)	(.26)	-
Net asset value, end of period	$ 15.56	$ 12.25	$ 31.48	$ 33.77	$ 36.06	$ 34.28
Total Return B, C, D	27.59%	(54.56)%	6.24%	17.03%	5.97%	8.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14% A	1.33%	1.35%	1.35%	1.37%	1.38%
Expenses net of fee waivers, if any	1.14% A	1.33%	1.35%	1.35%	1.37%	1.38%
Expenses net of all reductions	1.14% A	1.32%	1.34%	1.34%	1.32%	1.36%
Net investment income (loss)	.71% A	.26%	(.12)%	.01%	(.10)%	(.50)%
Supplemental Data
Net assets, end of period (in millions)	$ 297	$ 253	$ 751	$ 827	$ 930	$ 1,107
Portfolio turnover rate G	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 28.74	$ 31.17	$ 34.01	$ 32.54	$ 30.24
Income from Investment Operations
Net investment income (loss) E	.01	(.06)	(.21)	(.18)	(.23)	(.35)
Net realized and unrealized gain (loss)	2.99	(13.38)	1.78	4.69	1.96	2.65
Total from investment operations	3.00	(13.44)	1.57	4.51	1.73	2.30
Distributions from net realized gain	-	(4.27)	(4.00)	(7.35)	(.26)	-
Net asset value, end of period	$ 14.03	$ 11.03	$ 28.74	$ 31.17	$ 34.01	$ 32.54
Total Return B, C, D	27.20%	(54.80)%	5.63%	16.29%	5.33%	7.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.64% A	1.90%	1.95%	1.97%	1.98%	2.02%
Expenses net of fee waivers, if any	1.64% A	1.90%	1.95%	1.97%	1.98%	2.02%
Expenses net of all reductions	1.64% A	1.89%	1.94%	1.96%	1.93%	2.00%
Net investment income (loss)	.21% A	(.31)%	(.72)%	(.61)%	(.71)%	(1.14)%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 47	$ 175	$ 212	$ 244	$ 301
Portfolio t urnover rate G	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 28.51	$ 30.96	$ 33.83	$ 32.37	$ 30.07
Income from Investment Operations
Net investment income (loss) E	.01	(.06)	(.21)	(.17)	(.23)	(.33)
Net realized and unrealized gain (loss)	2.96	(13.24)	1.78	4.65	1.95	2.63
Total from investment operations	2.97	(13.30)	1.57	4.48	1.72	2.30
Distributions from net realized gain	-	(4.30)	(4.02)	(7.35)	(.26)	-
Net asset value, end of period	$ 13.88	$ 10.91	$ 28.51	$ 30.96	$ 33.83	$ 32.37
Total Return B, C, D	27.22%	(54.80)%	5.66%	16.30%	5.33%	7.65%
Ratios to Average Net Assets F, H
Expenses before reductions	1.64% A	1.90%	1.94%	1.95%	1.98%	1.97%
Expenses net of fee waivers, if any	1.64% A	1.90%	1.94%	1.95%	1.98%	1.97%
Expenses net of all reductions	1.64% A	1.89%	1.93%	1.94%	1.93%	1.96%
Net investment income (loss)	.21% A	(.31)%	(.71)%	(.59)%	(.71)%	(1.10)%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 32	$ 94	$ 99	$ 108	$ 136
Portfolio turnover rate G	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.21	$ 33.60	$ 35.77	$ 37.75	$ 35.71	$ 32.81
Income from Investment Operations
Net investment income (loss) D	.08	.17	.12	.14	.14	- H
Net realized and unrealized gain (loss)	3.56	(15.97)	2.06	5.34	2.16	2.90
Total from investment operations	3.64	(15.80)	2.18	5.48	2.30	2.90
Distributions from net investment income	(.16)	-	(.04)	(.11)	-	-
Distributions from net realized gain	-	(4.59)	(4.31)	(7.35)	(.26)	-
Total distributions	(.16)	(4.59)	(4.35)	(7.46)	(.26)	-
Net asset value, end of period	$ 16.69	$ 13.21	$ 33.60	$ 35.77	$ 37.75	$ 35.71
Total Return B, C	27.87%	(54.35)%	6.78%	17.52%	6.46%	8.84%
Ratios to Average Net Assets E, G
Expenses before reductions	.63% A	.89%	.89%	.93%	.89%	.87%
Expenses net of fee waivers, if any	.63% A	.89%	.89%	.93%	.89%	.87%
Expenses net of all reductions	.63% A	.88%	.87%	.91%	.83%	.86%
Net investment income (loss)	1.22% A	.70%	.35%	.44%	.39%	.00%
Supplemental Data
Net assets, end of period (in millions)	$ 169	$ 122	$ 407	$ 216	$ 171	$ 185
Portfolio turnover rate F	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	.10	.12
Net realized and unrealized gain (loss)	3.54	(13.81)
Total from investment operations	3.64	(13.69)
Distributions from net investment income	(.23)	-
Net asset value, end of period	$ 16.64	$ 13.23
Total Return B, C	28.04%	(50.85)%
Ratios to Average Net Assets E, H
Expenses before reductions	.39% A	.65% A
Expenses net of fee waivers, if any	.39% A	.65% A
Expenses net of all reductions	.39% A	.64% A
Net investment income (loss)	1.46% A	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 5
Portfolio turnover rate F	141% A	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 32.43	$ 34.69	$ 36.82	$ 34.80	$ 31.95
Income from Investment Operations
Net investment income (loss) D	.08	.18	.14	.18	.17	.03
Net realized and unrealized gain (loss)	3.39	(15.31)	1.98	5.19	2.11	2.82
Total from investment operations	3.47	(15.13)	2.12	5.37	2.28	2.85
Distributions from net investment income	(.19)	-	(.07)	(.15)	-	-
Distributions from net realized gain	-	(4.63)	(4.31)	(7.35)	(.26)	-
Total distributions	(.19)	(4.63)	(4.38)	(7.50)	(.26)	-
Net asset value, end of period	$ 15.95	$ 12.67	$ 32.43	$ 34.69	$ 36.82	$ 34.80
Total Return B, C	27.86%	(54.29)%	6.82%	17.70%	6.58%	8.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.60% A	.80%	.83%	.79%	.80%	.79%
Expenses net of fee waivers, if any	.60% A	.80%	.83%	.79%	.80%	.79%
Expenses net of all reductions	.60% A	.79%	.82%	.78%	.74%	.78%
Net investment income (loss)	1.25% A	.79%	.40%	.57%	.48%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 45	$ 85	$ 81	$ 109	$ 131
Portfolio turnover rate F	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Fidelity Value Strategies Fund Class K, the Fund began offering conversion privileges between Fidelity Value Strategies Fund and Fidelity Value Strategies Fund Class K to eligible shareholders of Fidelity Value Strategies Fund. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 71,592
Unrealized depreciation	(268,156)
Net unrealized appreciation (depreciation)	$ (196,564)
Cost for federal income tax purposes	$ 981,245

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $448,631 and $480,048, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Value Strategies Class as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .24% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 173	$ 1
Class T	.25%	.25%	619	-
Class B	.75%	.25%	201	151
Class C	.75%	.25%	155	6
			$ 1,148	$ 158

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	6
Class B*	28
Class C*	1
$ 46

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 215.31
Class T	386.31
Class B	62.31
Class C	191.31
Fidelity Value Strategies Fund	48.31
Fidelity Value Strategies Fund Class K	2.06
Institutional Class	51.27
	$ 955

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,440.43%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Semiannual Report

8. Security Lending - continued

represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 1,358	$ -
Class T	1,110	-
Fidelity Value Strategies Fund	1,454	-
Fidelity Value Strategies Fund Class K	93	-
Institutional Class	675	-
Total	$ 4,690	$ -
From net realized gain
Class A	$ -	$ 51,999
Class T	-	105,019
Class B	-	25,669
Class C	-	14,150
Fidelity Value Strategies Fund	-	52,334
Institutional Class	-	11,726
Total	$ -	$ 260,897

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008A	Six months ended May 31, 2009	Year ended November 30, 2008A
Class A
Shares sold	1,726	3,023	$ 20,531	$ 64,823
Reinvestment of distributions	111	1,948	1,293	49,927
Shares redeemed	(2,252)	(4,836)	(26,824)	(105,361)
Net increase (decrease)	(415)	135	$ (5,000)	$ 9,389
Class T
Shares sold	1,966	2,646	$ 24,529	$ 58,699
Reinvestment of distributions	85	3,696	1,034	97,977
Shares redeemed	(3,629)	(9,540)	(43,585)	(213,568)
Net increase (decrease)	(1,578)	(3,198)	$ (18,022)	$ (56,892)
Class B
Shares sold	119	225	$ 1,334	$ 4,649
Reinvestment of distributions	-	997	-	23,923
Shares redeemed	(1,502)	(3,008)	(16,522)	(59,753)
Net increase (decrease)	(1,383)	(1,786)	$ (15,188)	$ (31,181)
Class C
Shares sold	192	351	$ 2,194	$ 7,076
Reinvestment of distributions	-	548	-	13,010
Shares redeemed	(488)	(1,248)	(5,250)	(24,494)
Net increase (decrease)	(296)	(349)	$ (3,056)	$ (4,408)
Fidelity Value Strategies Fund
Shares sold	2,459	2,895	$ 35,162	$ 69,030
Conversion to Fidelity Value Strategies Fund Class K	(91)	(442)	(1,177)	(9,969)
Reinvestment of distributions	109	1,772	1,410	50,429
Shares redeemed	(1,586)	(7,099)	(20,476)	(183,412)
Net increase (decrease)	891	(2,874)	$ 14,919	$ (73,922)
Fidelity Value Strategies Fund Class K
Shares sold	182	32	$ 2,495	$ 548
Conversion from Fidelity Value Strategies Fund	91	441	1,177	9,969
Reinvestment of distributions	7	-	93	-
Shares redeemed	(79)	(77)	(1,018)	(1,244)
Net increase (decrease)	201	396	$ 2,747	$ 9,273
Institutional Class
Shares sold	453	1,550	$ 5,779	$ 33,396
Reinvestment of distributions	53	399	652	10,889
Shares redeemed	(1,502)	(1,011)	(17,142)	(21,846)
Net increase (decrease)	(996)	938	$ (10,711)	$ 22,439

A Share transactions for Fidelity Value Strategies Fund Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30,
2008.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Fidelity Investments
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P.O. Box 500
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Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited.

Fidelity Management & Research
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(U.K.) Ltd.

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Fidelity Distributors Corporation

Boston, MA

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Fidelity Service Company, Inc.
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Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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Automated line for quickest service

SOI-USAN-0709
1.786807.106

Fidelity Value Strategies Fund

Class K

(A Class of Fidelity® Advisor Value
Strategies Fund)

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Class A	.89%
Actual		$ 1,000.00	$ 1,277.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.48
Class T	1.14%
Actual		$ 1,000.00	$ 1,275.90	$ 6.47
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.74
Class B	1.64%
Actual		$ 1,000.00	$ 1,272.00	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.25
Class C	1.64%
Actual		$ 1,000.00	$ 1,272.20	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.25
Fidelity Value Strategies Fund	.63%
Actual		$ 1,000.00	$ 1,278.70	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.79	$ 3.18
Fidelity Value Strategies Fund Class K	.39%
Actual		$ 1,000.00	$ 1,280.40	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,022.99	$ 1.97
Institutional Class	.60%
Actual		$ 1,000.00	$ 1,278.60	$ 3.41
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	1.3	0.0
Denbury Resources, Inc.	1.3	0.9
PNC Financial Services Group, Inc.	1.3	0.0
JPMorgan Chase & Co.	1.2	0.9
MYR Group, Inc.	1.1	0.4
Entergy Corp.	1.1	0.5
ON Semiconductor Corp.	1.1	0.7
Everest Re Group Ltd.	1.0	1.3
GeoEye, Inc.	0.9	1.4
Emeritus Corp.	0.9	0.7
	11.2
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.6	17.9
Financials	20.0	22.1
Industrials	13.6	16.8
Information Technology	13.4	14.9
Materials	8.9	6.1
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 99.0%		Stocks and Investment Companies 98.9%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 0.9%		Convertible Securities 0.9%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	13.7%	** Foreign investments	15.7%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.3%
Auto Components - 2.7%
Autoliv, Inc.	101,400	$ 2,817
BorgWarner, Inc.	155,000	4,999
Federal-Mogul Corp. Class A (a)	32,466	325
Johnson Controls, Inc.	298,500	5,949
The Goodyear Tire & Rubber Co. (a)	544,880	6,239
		20,329
Automobiles - 0.3%
Renault SA	58,700	2,278
Diversified Consumer Services - 1.0%
H&R Block, Inc.	299,800	4,377
Princeton Review, Inc. (a)	268,294	1,256
Regis Corp.	136,100	2,386
		8,019
Hotels, Restaurants & Leisure - 2.5%
Brinker International, Inc.	51,700	925
Burger King Holdings, Inc.	109,150	1,808
McCormick & Schmick's Seafood Restaurants (a)	197,500	1,363
Starwood Hotels & Resorts Worldwide, Inc.	157,487	3,854
Vail Resorts, Inc. (a)(d)	94,606	2,601
WMS Industries, Inc. (a)	144,500	5,125
Wyndham Worldwide Corp.	320,800	3,782
		19,458
Household Durables - 4.7%
Black & Decker Corp.	47,400	1,520
Centex Corp.	443,000	3,734
Ethan Allen Interiors, Inc.	149,030	1,827
Furniture Brands International, Inc.	114,400	477
Harman International Industries, Inc.	110,100	2,052
KB Home	60,000	900
Lennar Corp. Class A	42,800	407
Mohawk Industries, Inc. (a)	122,300	4,680
Newell Rubbermaid, Inc.	435,000	5,007
Pulte Homes, Inc.	355,900	3,132
Stanley Furniture Co., Inc.	149,400	1,495
The Stanley Works	133,500	4,766
Whirlpool Corp.	134,725	5,677
		35,674
Leisure Equipment & Products - 0.2%
Brunswick Corp.	256,100	1,183
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 2.6%
Cablevision Systems Corp. - NY Group Class A	196,671	$ 3,743
DISH Network Corp. Class A (a)	205,785	3,375
Grupo Televisa SA de CV (CPO) sponsored ADR	120,300	2,139
Liberty Media Corp. Capital Series A (a)	204,600	2,842
McGraw-Hill Companies, Inc.	91,500	2,753
Time Warner Cable, Inc.	44,400	1,367
Virgin Media, Inc.	415,800	3,617
		19,836
Specialty Retail - 5.6%
Advance Auto Parts, Inc.	79,100	3,369
Asbury Automotive Group, Inc.	584,041	5,548
Brown Shoe Co., Inc.	172,117	1,398
Collective Brands, Inc. (a)	115,200	1,700
Dick's Sporting Goods, Inc. (a)	106,000	1,887
Gamestop Corp. Class A (a)	32,400	808
Group 1 Automotive, Inc. (d)	187,028	4,004
Jos. A. Bank Clothiers, Inc. (a)(d)	55,858	2,114
Limited Brands, Inc.	12,900	161
Lowe's Companies, Inc.	170,300	3,237
Lumber Liquidators, Inc. (a)	273,004	4,136
MarineMax, Inc. (a)	166,200	492
OfficeMax, Inc.	513,200	4,234
Pacific Sunwear of California, Inc. (a)	198,200	850
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	461,966	4,393
Staples, Inc.	160,100	3,274
The Men's Wearhouse, Inc.	88,663	1,515
		43,120
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	286,600	4,844
Heelys, Inc.	161,345	297
		5,141
TOTAL CONSUMER DISCRETIONARY		155,038
CONSUMER STAPLES - 3.7%
Beverages - 0.6%
Coca-Cola Enterprises, Inc.	218,000	3,632
Heckmann Corp. (a)	12,300	50
Molson Coors Brewing Co. Class B	24,800	1,091
		4,773
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	100,200	$ 2,986
Winn-Dixie Stores, Inc. (a)	181,679	2,772
		5,758
Food Products - 2.0%
Corn Products International, Inc.	200,400	5,293
Lighthouse Caledonia ASA (a)	634,971	25
Marine Harvest ASA (a)(d)	10,034,000	5,909
Ralcorp Holdings, Inc. (a)	47,700	2,732
Smithfield Foods, Inc. (a)	116,700	1,451
		15,410
Tobacco - 0.3%
Lorillard, Inc.	37,300	2,549
TOTAL CONSUMER STAPLES		28,490
ENERGY - 7.3%
Energy Equipment & Services - 1.6%
Helix Energy Solutions Group, Inc. (a)	170,400	1,917
Helmerich & Payne, Inc.	60,900	2,130
National Oilwell Varco, Inc. (a)	57,431	2,218
Weatherford International Ltd. (a)	280,100	5,798
		12,063
Oil, Gas & Consumable Fuels - 5.7%
Berry Petroleum Co. Class A	80,700	1,575
Canadian Natural Resources Ltd.	63,800	3,781
Concho Resources, Inc. (a)	69,700	2,234
Denbury Resources, Inc. (a)	570,758	9,811
El Paso Corp.	565,200	5,511
Energy Transfer Equity LP	169,900	4,465
EXCO Resources, Inc. (a)	111,800	1,721
Marathon Oil Corp.	55,400	1,766
Petrohawk Energy Corp. (a)	249,430	6,286
Plains Exploration & Production Co. (a)	105,900	2,995
Quicksilver Resources, Inc. (a)(d)	181,600	2,043
Southwestern Energy Co. (a)	31,200	1,356
		43,544
TOTAL ENERGY		55,607
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 19.3%
Capital Markets - 2.5%
Ameriprise Financial, Inc.	132,800	$ 4,011
Deutsche Bank AG (NY Shares)	25,100	1,697
EFG International	168,774	2,240
Fortress Investment Group LLC	188,800	878
Janus Capital Group, Inc.	64,300	652
Lazard Ltd. Class A	84,592	2,392
Morgan Stanley	147,600	4,475
State Street Corp.	58,300	2,708
		19,053
Commercial Banks - 4.0%
Associated Banc-Corp.	198,700	2,875
CapitalSource, Inc.	999,986	3,750
Comerica, Inc.	83,100	1,802
PNC Financial Services Group, Inc.	207,400	9,447
U.S. Bancorp, Delaware	125,900	2,417
Wells Fargo & Co.	393,374	10,035
		30,326
Consumer Finance - 1.2%
Capital One Financial Corp.	282,900	6,914
Discover Financial Services	203,602	1,946
		8,860
Diversified Financial Services - 2.1%
Bank of America Corp.	582,300	6,563
CIT Group, Inc.	193,900	743
JPMorgan Chase & Co.	241,200	8,900
		16,206
Insurance - 6.1%
ACE Ltd.	130,300	5,732
Allied World Assurance Co. Holdings Ltd.	79,900	3,016
Argo Group International Holdings, Ltd. (a)	131,787	3,695
Assurant, Inc.	73,900	1,746
Axis Capital Holdings Ltd.	102,700	2,452
CNA Financial Corp.	101,100	1,467
Everest Re Group Ltd.	106,400	7,366
Hartford Financial Services Group, Inc.	115,500	1,656
Lincoln National Corp.	42,200	800
MetLife, Inc.	57,900	1,824
Montpelier Re Holdings Ltd.	204,017	2,730
Principal Financial Group, Inc.	54,900	1,219
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Protective Life Corp.	20,400	$ 252
Reinsurance Group of America, Inc.	55,900	2,056
Transatlantic Holdings, Inc.	11,800	457
Unum Group	181,000	3,097
Validus Holdings Ltd.	67,300	1,535
W.R. Berkley Corp.	128,000	2,776
XL Capital Ltd. Class A	250,912	2,539
		46,415
Real Estate Investment Trusts - 2.3%
Alexandria Real Estate Equities, Inc.	105,701	3,795
Brandywine Realty Trust (SBI)	48,800	364
CBL & Associates Properties, Inc. (d)	207,113	1,290
Developers Diversified Realty Corp.	256,083	1,257
Duke Realty LP	374,257	3,559
ProLogis Trust	277,000	2,352
SL Green Realty Corp.	40,100	918
Tanger Factory Outlet Centers, Inc.	92,900	3,006
The Macerich Co. (d)	44,600	753
		17,294
Real Estate Management & Development - 1.1%
CB Richard Ellis Group, Inc. Class A (a)	593,971	4,336
Forestar Group, Inc. (a)	200,884	2,443
Jones Lang LaSalle, Inc.	52,300	1,833
		8,612
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp.	87,500	382
Washington Mutual, Inc.	685,714	69
		451
TOTAL FINANCIALS		147,217
HEALTH CARE - 7.2%
Biotechnology - 0.2%
GTx, Inc. (a)(d)	190,202	1,636
Health Care Equipment & Supplies - 2.2%
C.R. Bard, Inc.	55,700	3,982
Cooper Companies, Inc.	80,900	2,145
Covidien Ltd.	98,275	3,510
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	130,319	$ 3,813
Orthofix International NV (a)	114,717	2,905
		16,355
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc.	220,880	2,560
Capital Senior Living Corp. (a)	385,445	1,708
Emeritus Corp. (a)(d)	488,192	7,015
Henry Schein, Inc. (a)	122,258	5,568
VCA Antech, Inc. (a)	7,285	177
		17,028
Health Care Technology - 0.1%
IMS Health, Inc.	52,881	637
Life Sciences Tools & Services - 1.0%
AMAG Pharmaceuticals, Inc. (a)	95,800	5,039
Life Technologies Corp. (a)	65,900	2,556
		7,595
Pharmaceuticals - 1.5%
Allergan, Inc.	69,600	3,071
Cadence Pharmaceuticals, Inc. (a)	143,576	1,522
King Pharmaceuticals, Inc. (a)	119,000	1,126
Perrigo Co.	51,200	1,375
Teva Pharmaceutical Industries Ltd. sponsored ADR	49,100	2,276
XenoPort, Inc. (a)	129,700	2,245
		11,615
TOTAL HEALTH CARE		54,866
INDUSTRIALS - 13.5%
Aerospace & Defense - 0.3%
Heico Corp. Class A	56,400	1,678
Stanley, Inc. (a)	12,500	326
		2,004
Building Products - 1.3%
Masco Corp.	530,900	5,500
Owens Corning (a)	322,911	4,498
		9,998
Commercial Services & Supplies - 2.8%
Cenveo, Inc. (a)	344,645	1,699
Clean Harbors, Inc. (a)	17,966	980
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Consolidated Graphics, Inc. (a)	117,986	$ 1,915
GeoEye, Inc. (a)(d)	327,857	7,036
R.R. Donnelley & Sons Co.	378,200	5,098
Republic Services, Inc.	210,090	4,788
		21,516
Construction & Engineering - 1.4%
MYR Group, Inc. (a)	463,900	8,860
URS Corp. (a)	42,675	2,052
		10,912
Electrical Equipment - 1.3%
AMETEK, Inc.	46,700	1,469
Cooper Industries Ltd. Class A	66,702	2,189
Energy Conversion Devices, Inc. (a)(d)	80,800	1,391
Renewable Energy Corp. AS (a)	74,800	820
Sunpower Corp.:
Class A (a)	22,351	651
Class B (a)	132,500	3,408
		9,928
Industrial Conglomerates - 0.3%
Textron, Inc.	193,387	2,224
Machinery - 2.5%
Blount International, Inc. (a)	227,900	1,912
Cummins, Inc.	154,800	5,020
Deere & Co.	74,650	3,245
Navistar International Corp. (a)	120,300	4,789
PACCAR, Inc.	88,800	2,651
Vallourec SA	12,200	1,542
		19,159
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,530
Professional Services - 1.5%
CoStar Group, Inc. (a)	24,443	871
Equifax, Inc.	140,700	3,830
Experian PLC	258,991	1,924
Monster Worldwide, Inc. (a)	377,800	4,413
		11,038
Road & Rail - 1.8%
Con-way, Inc.	184,870	5,934
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	218,600	$ 6,160
Saia, Inc. (a)	134,900	1,855
		13,949
TOTAL INDUSTRIALS		103,258
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 1.4%
Comverse Technology, Inc. (a)	321,200	2,281
Corning, Inc.	227,700	3,347
Juniper Networks, Inc. (a)	198,900	4,919
		10,547
Computers & Peripherals - 0.5%
NCR Corp. (a)	109,700	1,178
Seagate Technology	282,500	2,461
		3,639
Electronic Equipment & Components - 3.6%
Agilent Technologies, Inc. (a)	272,100	4,960
Arrow Electronics, Inc. (a)	173,900	4,207
Avnet, Inc. (a)	214,750	4,941
Bell Microproducts, Inc. (a)	918,996	983
Ingram Micro, Inc. Class A (a)	228,500	3,775
Itron, Inc. (a)	59,070	3,446
Tyco Electronics Ltd.	303,975	5,280
		27,592
Internet Software & Services - 1.1%
Dice Holdings, Inc. (a)	672,990	3,197
Move, Inc. (a)	2,113,550	4,438
VeriSign, Inc. (a)	41,535	972
		8,607
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	34,900	1,568
infoGROUP, Inc. (a)	238,299	1,334
Metavante Technologies, Inc. (a)	117,600	3,016
Perot Systems Corp. Class A (a)	75,412	1,030
SRA International, Inc. Class A (a)	66,100	1,173
		8,121
Office Electronics - 0.5%
Xerox Corp.	615,448	4,185
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.7%
ASML Holding NV (NY Shares)	188,891	$ 3,910
Atmel Corp. (a)	571,700	2,201
Globe Specialty Metals, Inc. (Reg. S) (a)	360,745	1,818
International Rectifier Corp. (a)	59,600	862
KLA-Tencor Corp.	140,400	3,791
Lam Research Corp. (a)	199,500	5,225
LTX-Credence Corp. (a)	631,397	354
ON Semiconductor Corp. (a)	1,222,570	8,375
Verigy Ltd. (a)	122,127	1,466
		28,002
Software - 1.5%
Ariba, Inc. (a)	87,399	828
BMC Software, Inc. (a)	111,900	3,816
Gameloft (a)	972,670	4,034
Misys PLC	1,142,879	3,099
		11,777
TOTAL INFORMATION TECHNOLOGY		102,470
MATERIALS - 8.9%
Chemicals - 5.8%
Airgas, Inc.	39,600	1,673
Albemarle Corp.	167,900	4,738
Arkema sponsored ADR	86,400	2,363
Ashland, Inc.	113,700	3,047
Celanese Corp. Class A	325,136	6,669
Dow Chemical Co.	237,000	4,190
H.B. Fuller Co.	278,900	4,747
OMNOVA Solutions, Inc. (a)	305,323	766
Rockwood Holdings, Inc. (a)	176,501	2,633
Solutia, Inc. (a)	696,860	3,415
Terra Industries, Inc.	143,492	3,988
W.R. Grace & Co. (a)	472,364	6,131
		44,360
Containers & Packaging - 1.5%
Ball Corp.	48,300	1,922
Owens-Illinois, Inc. (a)	166,200	4,758
Sealed Air Corp.	80,800	1,617
Temple-Inland, Inc. (d)	236,400	3,021
		11,318
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.1%
Agnico-Eagle Mines Ltd. (Canada)	84,400	$ 5,217
Newcrest Mining Ltd.	118,156	3,137
		8,354
Paper & Forest Products - 0.5%
Weyerhaeuser Co.	105,100	3,529
TOTAL MATERIALS		67,561
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
Global Crossing Ltd. (a)	486,221	4,075
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	355,700	1,832
TOTAL TELECOMMUNICATION SERVICES		5,907
UTILITIES - 4.4%
Electric Utilities - 2.3%
Allegheny Energy, Inc.	113,927	2,848
American Electric Power Co., Inc.	37,700	993
Entergy Corp.	114,100	8,514
Exelon Corp.	26,700	1,282
FirstEnergy Corp.	106,100	4,010
		17,647
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (a)	651,100	6,504
Constellation Energy Group, Inc.	101,000	2,755
Dynegy, Inc. Class A (a)	602,700	1,211
NRG Energy, Inc. (a)	108,024	2,431
RRI Energy, Inc. (a)	86,200	472
		13,373
Multi-Utilities - 0.4%
Sempra Energy	63,800	2,914
TOTAL UTILITIES		33,934
TOTAL COMMON STOCKS (Cost $928,434)		754,348
Preferred Stocks - 1.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.8%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50% (a)(e)	3,100	$ 458
FINANCIALS - 0.7%
Commercial Banks - 0.6%
Fifth Third Bancorp 8.50%	16,100	1,428
Huntington Bancshares, Inc. 8.50%	700	445
UCBH Holdings, Inc. Series B, 8.50%	3,100	1,135
Wells Fargo & Co. 7.50%	2,646	1,971
		4,979
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	18,700	446
TOTAL FINANCIALS		5,425
TOTAL CONVERTIBLE PREFERRED STOCKS		5,883
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Fiat SpA (a)	284,500	1,852
TOTAL PREFERRED STOCKS (Cost $9,584)		7,735
Corporate Bonds - 0.2%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 340	417
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc.:
7.875% 12/15/14	$ 10	$ 7
8.25% 12/15/14	15	10
		17
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 8/1/10	640	592
TOTAL NONCONVERTIBLE BONDS		609
TOTAL CORPORATE BONDS (Cost $868)		1,026
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	131,399	131
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	21,440,844	21,441
TOTAL MONEY MARKET FUNDS (Cost $21,572)		21,572
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $960,458)		784,681
NET OTHER ASSETS - (2.8)%		(21,011)
NET ASSETS - 100%		$ 763,670
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $458,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	344
Total	$ 347
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 784,681	$ 751,065	$ 33,616	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
Bermuda	5.1%
Switzerland	1.8%
France	1.3%
Canada	1.2%
Others (individually less than 1%)	4.3%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $291,514,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $34,055,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,207) - See accompanying schedule: Unaffiliated issuers (cost $938,886)	$ 763,109
Fidelity Central Funds (cost $21,572)	21,572
Total Investments (cost $960,458)		$ 784,681
Cash		25
Receivable for investments sold		12,835
Receivable for fund shares sold		1,431
Dividends receivable		1,030
Interest receivable		12
Distributions receivable from Fidelity Central Funds		29
Prepaid expenses		5
Other receivables		5
Total assets		800,053

Liabilities
Payable for investments purchased	$ 12,602
Payable for fund shares redeemed	1,623
Accrued management fee	257
Distribution fees payable	218
Other affiliated payables	203
Other payables and accrued expenses	39
Collateral on securities loaned, at value	21,441
Total liabilities		36,383

Net Assets		$ 763,670
Net Assets consist of:
Paid in capital		$ 1,509,882
Distributions in excess of net investment income		(445)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(569,984)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(175,783)
Net Assets		$ 763,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($169,292.4 ÷ 11,279.97 shares)	$ 15.01

Maximum offering price per share (100/94.25 of $15.01)	$ 15.93
Class T: Net Asset Value and redemption price per share ($296,677.0 ÷ 19,067.63 shares)	$ 15.56

Maximum offering price per share (100/96.50 of $15.56)	$ 16.12
Class B: Net Asset Value and offering price per share ($40,878.5 ÷ 2,912.99 shares)A	$ 14.03

Class C: Net Asset Value and offering price per share ($37,016.8 ÷ 2,667.53 shares)A	$ 13.88

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($169,066.4 ÷ 10,132.02 shares)	$ 16.69

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($9,928.4 ÷ 596.83 shares)	$ 16.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,810.2 ÷ 2,559.39 shares)	$ 15.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 5,392
Interest		53
Income from Fidelity Central Funds (including $344 from security lending)		347
Total income		5,792

Expenses
Management fee Basic fee	$ 1,776
Performance adjustment	(1,034)
Transfer agent fees	955
Distribution fees	1,148
Accounting and security lending fees	121
Custodian fees and expenses	48
Independent trustees' compensation	2
Registration fees	72
Audit	31
Legal	1
Interest	1
Miscellaneous	11
Total expenses before reductions	3,132
Expense reductions	(7)	3,125
Net investment income (loss)		2,667
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(230,186)
Foreign currency transactions	(74)
Total net realized gain (loss)		(230,260)
Change in net unrealized appreciation (depreciation) on: Investment securities	386,312
Assets and liabilities in foreign currencies	61
Total change in net unrealized appreciation (depreciation)		386,373
Net gain (loss)		156,113
Net increase (decrease) in net assets resulting from operations		$ 158,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,667	$ 4,448
Net realized gain (loss)	(230,260)	(321,835)
Change in net unrealized appreciation (depreciation)	386,373	(518,931)
Net increase (decrease) in net assets resulting from operations	158,780	(836,318)
Distributions to shareholders from net investment income	(4,690)	-
Distributions to shareholders from net realized gain	-	(260,897)
Total distributions	(4,690)	(260,897)
Share transactions - net increase (decrease)	(34,311)	(125,302)
Total increase (decrease) in net assets	119,779	(1,222,517)

Net Assets
Beginning of period	643,891	1,866,408
End of period (including distributions in excess of net investment income of $445 and undistributed net investment income of $1,578, respectively)	$ 763,670	$ 643,891

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 30.67	$ 33.03	$ 35.39	$ 33.58	$ 30.95
Income from Investment Operations
Net investment income (loss) E	.06	.10	.02	.06	.03	(.10)
Net realized and unrealized gain (loss)	3.20	(14.37)	1.89	4.94	2.04	2.73
Total from investment operations	3.26	(14.27)	1.91	5.00	2.07	2.63
Distributions from net investment income	(.12)	-	-	(.01)	-	-
Distributions from net realized gain	-	(4.53)	(4.27)	(7.35)	(.26)	-
Total distributions	(.12)	(4.53)	(4.27)	(7.36)	(.26)	-
Net asset value, end of period	$ 15.01	$ 11.87	$ 30.67	$ 33.03	$ 35.39	$ 33.58
Total Return B, C, D	27.71%	(54.45)%	6.46%	17.23%	6.19%	8.50%
Ratios to Average Net Assets F, H
Expenses before reductions	.89% A	1.14%	1.16%	1.17%	1.19%	1.18%
Expenses net of fee waivers, if any	.89% A	1.14%	1.16%	1.17%	1.19%	1.18%
Expenses net of all reductions	.89% A	1.14%	1.15%	1.16%	1.13%	1.17%
Net investment income (loss)	.96% A	.45%	.07%	.20%	.09%	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 169	$ 139	$ 355	$ 334	$ 312	$ 299
Portfolio turnover rate G	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 31.48	$ 33.77	$ 36.06	$ 34.28	$ 31.65
Income from Investment Operations
Net investment income (loss) E	.04	.06	(.04)	- I	(.03)	(.16)
Net realized and unrealized gain (loss)	3.32	(14.84)	1.94	5.06	2.07	2.79
Total from investment operations	3.36	(14.78)	1.90	5.06	2.04	2.63
Distributions from net investment income	(.05)	-	-	-	-	-
Distributions from net realized gain	-	(4.45)	(4.19)	(7.35)	(.26)	-
Total distributions	(.05)	(4.45)	(4.19)	(7.35)	(.26)	-
Net asset value, end of period	$ 15.56	$ 12.25	$ 31.48	$ 33.77	$ 36.06	$ 34.28
Total Return B, C, D	27.59%	(54.56)%	6.24%	17.03%	5.97%	8.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14% A	1.33%	1.35%	1.35%	1.37%	1.38%
Expenses net of fee waivers, if any	1.14% A	1.33%	1.35%	1.35%	1.37%	1.38%
Expenses net of all reductions	1.14% A	1.32%	1.34%	1.34%	1.32%	1.36%
Net investment income (loss)	.71% A	.26%	(.12)%	.01%	(.10)%	(.50)%
Supplemental Data
Net assets, end of period (in millions)	$ 297	$ 253	$ 751	$ 827	$ 930	$ 1,107
Portfolio turnover rate G	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 28.74	$ 31.17	$ 34.01	$ 32.54	$ 30.24
Income from Investment Operations
Net investment income (loss) E	.01	(.06)	(.21)	(.18)	(.23)	(.35)
Net realized and unrealized gain (loss)	2.99	(13.38)	1.78	4.69	1.96	2.65
Total from investment operations	3.00	(13.44)	1.57	4.51	1.73	2.30
Distributions from net realized gain	-	(4.27)	(4.00)	(7.35)	(.26)	-
Net asset value, end of period	$ 14.03	$ 11.03	$ 28.74	$ 31.17	$ 34.01	$ 32.54
Total Return B, C, D	27.20%	(54.80)%	5.63%	16.29%	5.33%	7.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.64% A	1.90%	1.95%	1.97%	1.98%	2.02%
Expenses net of fee waivers, if any	1.64% A	1.90%	1.95%	1.97%	1.98%	2.02%
Expenses net of all reductions	1.64% A	1.89%	1.94%	1.96%	1.93%	2.00%
Net investment income (loss)	.21% A	(.31)%	(.72)%	(.61)%	(.71)%	(1.14)%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 47	$ 175	$ 212	$ 244	$ 301
Portfolio t urnover rate G	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 28.51	$ 30.96	$ 33.83	$ 32.37	$ 30.07
Income from Investment Operations
Net investment income (loss) E	.01	(.06)	(.21)	(.17)	(.23)	(.33)
Net realized and unrealized gain (loss)	2.96	(13.24)	1.78	4.65	1.95	2.63
Total from investment operations	2.97	(13.30)	1.57	4.48	1.72	2.30
Distributions from net realized gain	-	(4.30)	(4.02)	(7.35)	(.26)	-
Net asset value, end of period	$ 13.88	$ 10.91	$ 28.51	$ 30.96	$ 33.83	$ 32.37
Total Return B, C, D	27.22%	(54.80)%	5.66%	16.30%	5.33%	7.65%
Ratios to Average Net Assets F, H
Expenses before reductions	1.64% A	1.90%	1.94%	1.95%	1.98%	1.97%
Expenses net of fee waivers, if any	1.64% A	1.90%	1.94%	1.95%	1.98%	1.97%
Expenses net of all reductions	1.64% A	1.89%	1.93%	1.94%	1.93%	1.96%
Net investment income (loss)	.21% A	(.31)%	(.71)%	(.59)%	(.71)%	(1.10)%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 32	$ 94	$ 99	$ 108	$ 136
Portfolio turnover rate G	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.21	$ 33.60	$ 35.77	$ 37.75	$ 35.71	$ 32.81
Income from Investment Operations
Net investment income (loss) D	.08	.17	.12	.14	.14	- H
Net realized and unrealized gain (loss)	3.56	(15.97)	2.06	5.34	2.16	2.90
Total from investment operations	3.64	(15.80)	2.18	5.48	2.30	2.90
Distributions from net investment income	(.16)	-	(.04)	(.11)	-	-
Distributions from net realized gain	-	(4.59)	(4.31)	(7.35)	(.26)	-
Total distributions	(.16)	(4.59)	(4.35)	(7.46)	(.26)	-
Net asset value, end of period	$ 16.69	$ 13.21	$ 33.60	$ 35.77	$ 37.75	$ 35.71
Total Return B, C	27.87%	(54.35)%	6.78%	17.52%	6.46%	8.84%
Ratios to Average Net Assets E, G
Expenses before reductions	.63% A	.89%	.89%	.93%	.89%	.87%
Expenses net of fee waivers, if any	.63% A	.89%	.89%	.93%	.89%	.87%
Expenses net of all reductions	.63% A	.88%	.87%	.91%	.83%	.86%
Net investment income (loss)	1.22% A	.70%	.35%	.44%	.39%	.00%
Supplemental Data
Net assets, end of period (in millions)	$ 169	$ 122	$ 407	$ 216	$ 171	$ 185
Portfolio turnover rate F	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	.10	.12
Net realized and unrealized gain (loss)	3.54	(13.81)
Total from investment operations	3.64	(13.69)
Distributions from net investment income	(.23)	-
Net asset value, end of period	$ 16.64	$ 13.23
Total Return B, C	28.04%	(50.85)%
Ratios to Average Net Assets E, H
Expenses before reductions	.39% A	.65% A
Expenses net of fee waivers, if any	.39% A	.65% A
Expenses net of all reductions	.39% A	.64% A
Net investment income (loss)	1.46% A	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 5
Portfolio turnover rate F	141% A	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 32.43	$ 34.69	$ 36.82	$ 34.80	$ 31.95
Income from Investment Operations
Net investment income (loss) D	.08	.18	.14	.18	.17	.03
Net realized and unrealized gain (loss)	3.39	(15.31)	1.98	5.19	2.11	2.82
Total from investment operations	3.47	(15.13)	2.12	5.37	2.28	2.85
Distributions from net investment income	(.19)	-	(.07)	(.15)	-	-
Distributions from net realized gain	-	(4.63)	(4.31)	(7.35)	(.26)	-
Total distributions	(.19)	(4.63)	(4.38)	(7.50)	(.26)	-
Net asset value, end of period	$ 15.95	$ 12.67	$ 32.43	$ 34.69	$ 36.82	$ 34.80
Total Return B, C	27.86%	(54.29)%	6.82%	17.70%	6.58%	8.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.60% A	.80%	.83%	.79%	.80%	.79%
Expenses net of fee waivers, if any	.60% A	.80%	.83%	.79%	.80%	.79%
Expenses net of all reductions	.60% A	.79%	.82%	.78%	.74%	.78%
Net investment income (loss)	1.25% A	.79%	.40%	.57%	.48%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 45	$ 85	$ 81	$ 109	$ 131
Portfolio turnover rate F	141% A	142%	199%	168%	105%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Fidelity Value Strategies Fund Class K, the Fund began offering conversion privileges between Fidelity Value Strategies Fund and Fidelity Value Strategies Fund Class K to eligible shareholders of Fidelity Value Strategies Fund. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 71,592
Unrealized depreciation	(268,156)
Net unrealized appreciation (depreciation)	$ (196,564)
Cost for federal income tax purposes	$ 981,245

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $448,631 and $480,048, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Value Strategies Class as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .24% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 173	$ 1
Class T	.25%	.25%	619	-
Class B	.75%	.25%	201	151
Class C	.75%	.25%	155	6
			$ 1,148	$ 158

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	6
Class B*	28
Class C*	1
$ 46

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 215.31
Class T	386.31
Class B	62.31
Class C	191.31
Fidelity Value Strategies Fund	48.31
Fidelity Value Strategies Fund Class K	2.06
Institutional Class	51.27
	$ 955

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,440.43%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Semiannual Report

8. Security Lending - continued

represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Class A	$ 1,358	$ -
Class T	1,110	-
Fidelity Value Strategies Fund	1,454	-
Fidelity Value Strategies Fund Class K	93	-
Institutional Class	675	-
Total	$ 4,690	$ -
From net realized gain
Class A	$ -	$ 51,999
Class T	-	105,019
Class B	-	25,669
Class C	-	14,150
Fidelity Value Strategies Fund	-	52,334
Institutional Class	-	11,726
Total	$ -	$ 260,897

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008A	Six months ended May 31, 2009	Year ended November 30, 2008A
Class A
Shares sold	1,726	3,023	$ 20,531	$ 64,823
Reinvestment of distributions	111	1,948	1,293	49,927
Shares redeemed	(2,252)	(4,836)	(26,824)	(105,361)
Net increase (decrease)	(415)	135	$ (5,000)	$ 9,389
Class T
Shares sold	1,966	2,646	$ 24,529	$ 58,699
Reinvestment of distributions	85	3,696	1,034	97,977
Shares redeemed	(3,629)	(9,540)	(43,585)	(213,568)
Net increase (decrease)	(1,578)	(3,198)	$ (18,022)	$ (56,892)
Class B
Shares sold	119	225	$ 1,334	$ 4,649
Reinvestment of distributions	-	997	-	23,923
Shares redeemed	(1,502)	(3,008)	(16,522)	(59,753)
Net increase (decrease)	(1,383)	(1,786)	$ (15,188)	$ (31,181)
Class C
Shares sold	192	351	$ 2,194	$ 7,076
Reinvestment of distributions	-	548	-	13,010
Shares redeemed	(488)	(1,248)	(5,250)	(24,494)
Net increase (decrease)	(296)	(349)	$ (3,056)	$ (4,408)
Fidelity Value Strategies Fund
Shares sold	2,459	2,895	$ 35,162	$ 69,030
Conversion to Fidelity Value Strategies Fund Class K	(91)	(442)	(1,177)	(9,969)
Reinvestment of distributions	109	1,772	1,410	50,429
Shares redeemed	(1,586)	(7,099)	(20,476)	(183,412)
Net increase (decrease)	891	(2,874)	$ 14,919	$ (73,922)
Fidelity Value Strategies Fund Class K
Shares sold	182	32	$ 2,495	$ 548
Conversion from Fidelity Value Strategies Fund	91	441	1,177	9,969
Reinvestment of distributions	7	-	93	-
Shares redeemed	(79)	(77)	(1,018)	(1,244)
Net increase (decrease)	201	396	$ 2,747	$ 9,273
Institutional Class
Shares sold	453	1,550	$ 5,779	$ 33,396
Reinvestment of distributions	53	399	652	10,889
Shares redeemed	(1,502)	(1,011)	(17,142)	(21,846)
Net increase (decrease)	(996)	938	$ (10,711)	$ 22,439

A Share transactions for Fidelity Value Strategies Fund Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30,
2008.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

SOI-K-USAN-0709
1.863338.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 28, 2009